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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08319

ING Partners, Inc.
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING American Century Small-Mid Cap Value Portfolio
ING Baron Small Cap Growth Portfolio
ING Columbia Small Cap Value Portfolio
ING Davis New York Venture Portfolio
ING Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Mid Cap Portfolio
ING Index Solution 2015 Portfolio
ING Index Solution 2025 Portfolio
ING Index Solution 2035 Portfolio
ING Index Solution 2045 Portfolio
ING Index Solution 2055 Portfolio
ING Index Solution Income Portfolio
ING JPMorgan Mid Cap Value Portfolio
ING Legg Mason ClearBridge Aggressive Growth Portfolio
ING Oppenheimer Global Portfolio
ING Oppenheimer Global Strategic Income Portfolio
ING PIMCO Total Return Portfolio
ING Pioneer High Yield Portfolio
ING Solution 2015 Portfolio
ING Solution 2025 Portfolio
ING Solution 2035 Portfolio
ING Solution 2045 Portfolio
ING Solution 2055 Portfolio
ING Solution Aggressive Growth Portfolio
ING Solution Conservative Portfolio
ING Solution Growth Portfolio
ING Solution Income Portfolio
ING Solution Moderate Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio
ING Thornburg Value Portfolio
ING UBS U.S. Large Cap Equity Portfolio
ING Van Kampen Comstock Portfolio
ING Van Kampen Equity and Income Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 89.1%
		Consumer Discretionary: 10.9%
5,800		Aaron Rents, Inc.	$107,010
13,900	@	Arctic Cat, Inc.	142,475
12,700		Best Buy Co., Inc.	518,541
6,500	@	Big Lots, Inc.	216,125
5,600		Bob Evans Farms, Inc.	157,192
7,600	@, L	Cabela’s, Inc.	144,248
3,800		Cato Corp.	101,688
35,900	@	CEC Entertainment, Inc.	1,232,414
29,900	@, L	Charming Shoppes, Inc.	105,248
27,500		Christopher & Banks Corp.	217,525
27,200	@	Coldwater Creek, Inc.	143,344
21,800	@	Collective Brands, Inc.	351,852
5,800		Cooper Tire & Rubber Co.	113,854
5,800	@, L	Core-Mark Holding Co., Inc.	179,568
15,600	@, L	Corinthian Colleges, Inc.	109,512
6,300	I	CSS Industries, Inc.	108,927
12,200	@	Culp, Inc.	119,560
6,300	@	Dress Barn, Inc.	149,625
87,500	@, I	Entravision Communications Corp.	174,125
6,400		Ethan Allen Interiors, Inc.	111,744
51,600	@	EW Scripps Co.	406,608
12,600		Finish Line	175,262
15,400		Fortune Brands, Inc.	758,142
13,900		Fred’s, Inc.	164,020
26,600	@	Furniture Brands International, Inc.	143,108
11,900		Gannett Co., Inc.	145,544
8,700	@	Genesco, Inc.	259,956
13,659		Genuine Parts Co.	609,055
5,300	@	Group 1 Automotive, Inc.	158,364
9,400		Harte-Hanks, Inc.	109,698
4,300	@	Helen of Troy Ltd.	108,747
26,400	L	HOT Topic, Inc.	158,136
26,417		International Speedway Corp.	644,575
9,100	@	Jack in the Box, Inc.	195,104
6,000	@	Jakks Pacific, Inc.	105,840
12,400		Jones Apparel Group, Inc.	243,536
31,300	@, I	Journal Communications, Inc.	141,163
15,900	@	Knology, Inc.	213,537
53,900	@, I	Lin TV Corp.	239,318
97,700		Lowe’s Cos., Inc.	2,177,729
13,100		Mattel, Inc.	307,326
4,800		MDC Holdings, Inc.	139,344
43,600	@	New York & Co., Inc.	112,052
17,700		Omnicom Group	698,796
9,700	@	Penske Auto Group, Inc.	128,040
10,000		PEP Boys-Manny Moe & Jack	105,800
20,900		Petsmart, Inc.	731,500
9,600	@	Red Robin Gourmet Burgers, Inc.	188,261
6,900		Regis Corp.	131,997
4,700		Rent-A-Center, Inc.	105,186
8,300	@	Ruby Tuesday, Inc.	98,521
10,500		Scholastic Corp.	292,110
31,488		Speedway Motorsports, Inc.	493,732
8,300		Stage Stores, Inc.	107,900
13,700		Standard Motor Products, Inc.	144,261
43,800		Staples, Inc.	916,296
11,300	@	Systemax, Inc.	138,764
33,500	@	Toll Brothers, Inc.	637,170
11,000	@	True Religion Apparel, Inc.	234,740
4,600		Whirlpool Corp.	372,416
			17,746,231
		Consumer Staples: 4.4%
4,000		Clorox Co.	267,040
1,200		Coca-Cola Enterprises, Inc.	37,200
83,278		ConAgra Foods, Inc.	1,827,119
8,700	I	Farmer Bros Co.	139,200
25,800		HJ Heinz Co.	1,222,146
13,500		Kellogg Co.	681,885
21,423		Kimberly-Clark Corp.	1,393,566
16,100	@	Prestige Brands Holdings, Inc.	159,229
5,300	@	Ralcorp Holdings, Inc.	309,944
2,900		Ruddick Corp.	100,572
7,100	@, I	Schiff Nutrition International, Inc.	58,220
5,600	@	Seneca Foods Corp.	146,664
3,900	@	TreeHouse Foods, Inc.	179,783
4,300	I	Village Super Market	120,142

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Consumer Staples (continued)
3,900		WD-40 Co.	$148,278
10,100	I	Weis Markets, Inc.	395,213
			7,186,201
		Energy: 8.2%
3,500	@	Alpha Natural Resources, Inc.	144,025
3,342		Apache Corp.	326,714
19,300		Baker Hughes, Inc.	822,180
7,000		Berry Petroleum Co.	222,110
5,800	@	Bill Barrett Corp.	208,800
4,900	@	Bristow Group, Inc.	176,792
30,700	@	Cal Dive International, Inc.	167,929
18,000		Devon Energy Corp.	1,165,320
34,100	@	DHT Maritime, Inc.	140,833
45,997		EQT Corp.	1,658,652
9,700	@	Forest Oil Corp.	288,090
21,900		Frontier Oil Corp.	293,460
17,900	@	Global Industries Ltd.	97,913
9,000	@, L	Goodrich Petroleum Corp.	131,130
16,200	@	Helix Energy Solutions Group, Inc.	180,468
5,400		Hugoton Royalty Trust	107,946
62,800		Imperial Oil Ltd.	2,379,796
100		Imperial Oil Ltd.	3,776
18,100	@	Key Energy Services, Inc.	172,131
14,700		Murphy Oil Corp.	910,224
7,600		Noble Energy, Inc.	570,684
14,700	L	Nordic American Tanker Shipping	393,372
11,100	@	North American Energy Partners, Inc.	90,465
4,100	L	Overseas Shipholding Group	140,829
7,600		Penn Virginia Corp.	121,904
4,500	@	Rosetta Resources, Inc.	105,705
3,400	@	Rowan Cos., Inc.	103,224
23,300	@	SandRidge Energy, Inc.	132,344
5,200	@	Superior Energy Services	138,788
6,600	@	Swift Energy Co.	185,328
32,900	@	Tetra Technologies, Inc.	335,580
13,000	@	Ultra Petroleum Corp.	545,740
4,900	@	Unit Corp.	182,721
55,400		W&T Offshore, Inc.	587,240
4,270		Williams Partners L.P.	181,048
			13,413,261
		Financials: 20.8%
19,600		ACE Ltd.	1,141,700
22,000		Allstate Corp.	694,100
15,000		Alterra Capital Holdings Ltd.	298,800
10,400		American Equity Investment Life Holding Co.	106,496
6,700	I, L	American National Bankshares I	146,998
10,766		Ameriprise Financial, Inc.	509,555
48,900		AON Corp.	1,912,495
28,300		Apollo Investment Corp.	289,509
18,300		Ares Capital Corp.	286,395
18,600		Artio Global Investors, Inc.	284,580
5,600		Aspen Insurance Holdings Ltd.	169,568
19,300		Associated Banc-Corp.	254,567
8,100	I	Baldwin & Lyons, Inc.	206,145
12,600		Bancorpsouth, Inc.	179,195
43,900		Boston Private Financial Holdings, Inc.	287,106
14,100		Brookline Bancorp., Inc.	140,718
17,500		Calamos Asset Management, Inc.	201,250
27,500		Charles Schwab Corp.	382,338
14,200		Chubb Corp.	809,258
32,700	@	Citizens Banking Corp.	29,466
37,336		Comerica, Inc.	1,387,032
24,149		Commerce Bancshares, Inc.	907,761
4,800		Community Bank System, Inc.	110,448
9,300		Compass Diversified Trust	150,288
2,600		Cullen/Frost Bankers, Inc.	140,062
13,000		CVB Financial Corp.	97,630
6,200		East-West Bancorp., Inc.	100,936
13,100		Fifth Street Finance Corp	145,934
13,100		First Commonwealth Financial Corp.	71,395
13,700	L	First Financial Holdings, Inc.	152,618
26,200	I, L	First Financial Northwest, Inc.	102,180
41,679	@, I	First Horizon National Corp.	475,557
8,400		First Interstate Bancsystem, Inc.	113,064
14,800		First Midwest Bancorp., Inc.	170,644
24,600		First Niagara Financial Group, Inc.	286,590
19,000		FirstMerit Corp.	348,080
24,100	@	Flagstar Bancorp, Inc.	43,862
9,200		Flushing Financial Corp.	106,352
16,400		FNB Corp.	140,384
39,900		Fulton Financial Corp.	361,494
41,500	@, I, L	Hampton Roads Bankshares, Inc.	39,695
5,200		Hanover Insurance Group, Inc.	244,400

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Financials (continued)
1,985		Hartford Financial Services Group, Inc.	$45,556
80,889		HCC Insurance Holdings, Inc.	2,110,394
12,500	@, I, L	Heritage Financial Corp.	175,000
18,300	@, I	HFF, Inc.	169,824
56,100		Hudson City Bancorp., Inc.	687,786
2,200		IBERIABANK Corp.	110,009
15,600	@	Invesco Ltd.	331,188
10,200	@	Investment Technology Group, Inc.	145,044
13,200		Keycorp	105,072
14,200	I, L	K-Fed Bancorp	112,038
11,700	@	Knight Capital Group, Inc.	144,953
8,600		Lakeland Financial Corp.	160,476
67,876		Marsh & McLennan Cos., Inc.	1,637,169
25,500		Marshall & Ilsley Corp.	180,003
8,100	L	MB Financial Corp.	131,382
19,100		MCG Capital Corp.	111,544
14,300	I	Mercer Insurance Group, Inc.	254,540
5,000	I, L	National Bankshares, Inc.	129,000
45,205		Northern Trust Corp.	2,180,689
17,100		Old National Bancorp.	179,603
11,900		Oritani Financial Corp.	118,762
11,600	I, L	Pacific Continental Corp.	104,980
25,298	@, I	Park Sterling Bank	153,020
16,508	L	PennantPark Investment Corp.	175,150
82,178		People’s United Financial, Inc.	1,075,740
6,100	@	Piper Jaffray Cos.	177,693
6,600		Platinum Underwriters Holdings Ltd.	287,232
28,000	@, L	PMI Group, Inc.	102,760
3,500	@	ProAssurance Corp.	201,565
11,000		Prospect Capital Corp.	106,810
17,400		Provident Financial Services, Inc.	215,064
10,700	I	Pzena Investment Management, Inc.	73,509
18,000		Radian Group, Inc.	140,760
13,900		State Street Corp.	523,474
60,400		Sterling Bancshares, Inc.	324,348
25,000		SunTrust Bank	645,750
65,867		Symetra Financial Corp.	688,969
61,100		Synovus Financial Corp.	150,306
1,800		T. Rowe Price Group, Inc.	90,117
30,500	@	TradeStation Group, Inc.	200,690
19,923		Transatlantic Holdings, Inc.	1,012,711
19,700		Travelers Cos., Inc.	1,026,477
10,700	I	Trico Bancshares	164,459
6,300		Trustmark Corp.	136,962
4,900	L	United Bankshares, Inc.	121,961
6,700		United Fire & Casualty Co.	142,107
2,000		Unitrin, Inc.	48,780
6,300	@	Validus Holdings Ltd.	166,068
10,700		Waddell & Reed Financial, Inc.	292,752
11,800	I	Washington Banking Co.	163,548
9,500		Washington Federal, Inc.	144,970
16,500		Webster Financial Corp.	289,740
55,681		Weyerhaeuser Co.	877,533
31,895		Whitney Holding Corp.	260,582
24,200		Wilmington Trust Corp.	217,336
5,600		Wintrust Financial Corp.	181,603
			33,932,203
		Health Care: 7.2%
43,300	@, I	Alliance Imaging, Inc.	198,314
3,400	@	Almost Family, Inc.	100,739
3,400	@	AMERIGROUP Corp.	144,398
12,400	@	Amsurg Corp.	216,752
2,200		Analogic Corp.	98,736
4,700	@	Assisted Living Concepts, Inc.	143,068
31,601		Beckman Coulter, Inc.	1,541,813
70,700	@	Boston Scientific Corp.	433,391
19,251	@	CareFusion Corp.	478,195
3,300		Chemed Corp.	188,001
6,100	@	Community Health Systems, Inc.	188,917
3,800		Cooper Cos., Inc.	175,636
11,500		Covidien PLC	462,185
23,000	@, I	Cutera, Inc.	186,300
2,700	@	Endo Pharmaceuticals Holdings, Inc.	89,748
21,100	@	Health Management Associates, Inc.	161,626
3,000	@	ICU Medical, Inc.	111,870
11,000	@	Kindred Healthcare, Inc.	143,220
30,500	@	LifePoint Hospitals, Inc.	1,069,330
3,800	@	Magellan Health Services, Inc.	179,512
10,600	I	National Healthcare Corp.	392,942
10,300		Owens & Minor, Inc.	293,138
21,300		Patterson Cos., Inc.	610,342
8,300		Pharmaceutical Product Development, Inc.	205,757
45,886	@	Select Medical Holdings Corp.	353,322

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
15,000	@	Sun Healthcare Group, Inc.	$127,050
22,424	@	Symmetry Medical, Inc.	216,167
12,100	@	Talecris Biotherapeutics Holdings Corp.	276,848
10,400	@, I	US Physical Therapy, Inc.	173,888
6,289	I	Utah Medical Products, Inc.	184,268
25,200	I, L	Young Innovations, Inc.	720,972
33,800	@	Zimmer Holdings, Inc.	1,768,754
3,100	@	Zoll Medical Corp.	100,037
			11,735,236
		Industrials: 14.7%
6,700	@	AAR Corp.	125,022
4,200		Actuant Corp.	96,432
2,500		Acuity Brands, Inc.	110,600
4,300	@	Aerovironment, Inc.	95,675
3,600		Alexander & Baldwin, Inc.	125,424
2,300	@, L	Allegiant Travel Co.	97,336
4,900	@	Alliant Techsystems, Inc.	369,460
51,222	@, I	Altra Holdings, Inc.	754,500
8,140		Apogee Enterprises, Inc.	74,530
6,000		Arkansas Best Corp.	145,380
4,000	@	ATC Technology Corp.	98,960
8,100		Barnes Group, Inc.	142,479
31,700	@	Beacon Roofing Supply, Inc.	461,869
5,800		Belden CDT, Inc.	153,004
8,100		Brady Corp.	236,277
8,700		Brink’s Co.	200,100
11,000		CDI Corp.	142,120
4,300	@	Ceradyne, Inc.	100,405
18,900		Cintas Corp.	520,695
9,900	@	Colfax Corp.	147,213
9,400		Comfort Systems USA, Inc.	100,862
25,000		Curtiss-Wright Corp.	757,500
22,000	@	Diana Shipping, Inc.	279,400
8,100		Douglas Dynamics, Inc.	100,035
11,600		Dynamic Materials Corp.	175,276
12,600	@	EMCOR Group, Inc.	309,834
7,500		Emerson Electric Co.	394,950
16,900	I	Encore Wire Corp.	346,619
2,600	@	Esterline Technologies Corp.	148,798
3,500		Freightcar America, Inc.	86,100
3,600		GATX Corp.	105,552
10,800	@, L	Genco Shipping & Trading Ltd.	172,152
37,287		Granite Construction, Inc.	847,906
4,100	@	Griffon Corp.	49,979
22,700		Harsco Corp.	557,966
8,500		Heidrick & Struggles International, Inc.	165,580
31,742		Hubbell, Inc.	1,610,907
7,800	L	IESI-BFC Ltd.	178,542
2,800	@	II-VI, Inc.	104,524
12,300		ITT Corp.	576,009
22,900	@	JetBlue Airways Corp.	153,201
3,200	@	Kadant, Inc.	60,512
5,100		Kaman Corp.	133,671
40,334		Kaydon Corp.	1,395,556
13,600	@	Korn/Ferry International	224,944
8,800	I	Lawson Products	134,376
3,100		Lincoln Electric Holdings, Inc.	179,242
25,200	I	LSI Industries, Inc.	161,784
18,600	@, I, L	Mistras Group, Inc.	215,388
6,900	@	Moog, Inc.	245,019
24,200		Mueller Industries, Inc.	641,058
42,100		Mueller Water Products, Inc.	127,142
4,200	@	Old Dominion Freight Line	106,764
7,600	@	Orbital Sciences Corp.	116,280
26,700	@, I, L	Pike Electric Corp.	194,376
28,800		Pitney Bowes, Inc.	615,744
95,517		Republic Services, Inc.	2,912,313
15,600		Robbins & Myers, Inc.	417,768
3,600		Simpson Manufacturing Co., Inc.	92,808
7,600		Skywest, Inc.	106,096
12,900		Southwest Airlines Co.	168,603
17,800	@	SYKES Enterprises, Inc.	241,724
33,200	@	Thomas & Betts Corp.	1,361,887
3,100		Towers Watson & Co.	152,458
6,000		Tredegar Corp.	113,880
2,100		Triumph Group, Inc.	156,639
18,300		Tyco International Ltd.	672,159
16,600		US Ecology, Inc.	265,600
6,500		UTI Worldwide, Inc.	104,520
27,832		Waste Management, Inc.	994,716
2,600	@	Wesco International, Inc.	102,154
4,200		Woodward Governor Co.	136,164
			23,970,518

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology: 9.2%
12,000		Accenture PLC	$509,880
121,200		Applied Materials, Inc.	1,415,616
4,300	@	Aspen Technology, Inc.	44,591
9,400		Automatic Data Processing, Inc.	395,082
8,687	I	Bel Fuse, Inc.	180,863
9,100	@	Benchmark Electronics, Inc.	149,240
6,000	@	Blue Coat Systems, Inc.	144,360
3,400	@	CACI International, Inc.	153,884
67,600	@	Cadence Design Systems, Inc.	515,788
4,200	I	Cass Information Systems, Inc.	144,102
2,500	@	Coherent, Inc.	100,025
11,900	@	Compuware Corp.	101,507
4,300	@	Cymer, Inc.	159,444
9,700	@	DG FastChannel, Inc.	210,975
2,078		Diebold, Inc.	64,605
11,400		DST Systems, Inc.	511,176
19,300	@	Electro Scientific Industries, Inc.	214,423
17,700	@	Electronics for Imaging	214,524
73,200	@	Emulex Corp.	764,208
34,400	@	Integrated Device Technology, Inc.	201,240
13,800		Intersil Corp.	161,322
14,700		KLA-Tencor Corp.	517,881
13,900	@	Lawson Software, Inc.	117,733
3,400	@	Lexmark International, Inc.	151,708
3,200	@	Littelfuse, Inc.	139,840
16,000	@	Mattson Technology, Inc.	44,000
18,100	@	MEMC Electronic Materials, Inc.	215,752
12,800		Methode Electronics, Inc.	116,224
4,400	@	MKS Instruments, Inc.	79,112
44,889		Molex, Inc.	939,527
20,700	@, L	Motricity, Inc.	248,607
8,800	@	NCR Corp.	119,944
6,600	@	Netgear, Inc.	178,266
8,000	@	NeuStar, Inc.	198,880
15,400	@	Novatel Wireless, Inc.	121,352
22,400	@	Parametric Technology Corp.	437,696
7,500		Park Electrochemical Corp.	197,550
11,400		Paychex, Inc.	313,386
14,300	@, I, L	PC Connection, Inc.	97,669
5,000	@	Polycom, Inc.	136,400
31,700	@	Quest Software, Inc.	779,503
7,000	@	Rogers Corp.	220,360
53,000	@	S1 Corp.	276,130
20,200	@, L	Sigma Designs, Inc.	232,098
9,400	@	Standard Microsystems Corp.	214,414
8,700	@	Synopsys, Inc.	215,499
3,600	@	Tech Data Corp.	145,080
45,200	@	Teradyne, Inc.	503,574
5,600	@	TIBCO Software, Inc.	99,344
19,300		Total System Services, Inc.	294,132
23,752	@, I	Ulticom, Inc.	188,116
7,600	@	Varian Semiconductor Equipment Associates, Inc.	218,728
44,100	@	Verigy Ltd.	358,533
12,200	@	Vishay Intertechnology, Inc.	118,096
13,000	@	Websense, Inc.	230,646
4,300	@	Zebra Technologies Corp.	144,652
13,000	@	Zoran Corp.	99,320
			15,066,607
		Materials: 4.4%
3,000		Arch Chemicals, Inc.	105,270
33,883		Bemis Co.	1,075,785
4,000	@	Brush Engineered Materials, Inc.	113,760
8,500	@	Century Aluminum Co.	111,945
11,800	@, L	Coeur d’Alene Mines Corp.	235,056
7,500		Commercial Metals Co.	108,675
1,800		Cytec Industries, Inc.	101,484
8,900	@, L	Georgia Gulf Corp.	145,413
9,600		Glatfelter	116,736
4,000		Haynes International, Inc.	139,680
7,950		HB Fuller Co.	157,958
34,800	@, L	Hecla Mining Co.	219,936
5,500	@, L	Intrepid Potash, Inc.	143,408
2,600		Kaiser Aluminum Corp.	111,254
2,200	L	Martin Marietta Materials, Inc.	169,334
19,800		MeadWestvaco Corp.	482,724
12,005		Minerals Technologies, Inc.	707,335
12,624		Newmont Mining Corp.	792,913
5,200		Olin Corp.	104,832
4,300	@	OM Group, Inc.	129,516
2,200		Royal Gold, Inc.	109,648
3,700	@	RTI International Metals, Inc.	113,294
2,100	L	Schnitzer Steel Industries, Inc.	101,388

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Materials (continued)
3,900		Schulman A, Inc.	$78,585
4,700		Sensient Technologies Corp.	143,303
6,700		Silgan Holdings, Inc.	212,390
8,300		Sonoco Products Co.	277,552
3,200	L	Texas Industries, Inc.	100,864
20,800	@	Thompson Creek Metals Co., Inc.	224,224
14,400		Vulcan Materials Co.	531,648
7,000		Worthington Industries	105,210
			7,271,120
		Telecommunication Services: 1.2%
2,900		Atlantic Tele-Network, Inc.	142,796
23,600	I	Consolidated Communications Holdings, Inc.	440,612
148,600		Qwest Communications International, Inc.	931,722
36,401		Windstream Corp.	447,380
			1,962,510
		Utilities: 8.1%
5,900		AGL Resources, Inc.	226,324
15,734		American Electric Power Co., Inc.	570,043
9,600	I, L	Artesian Resources Corp.	183,072
6,100		Atmos Energy Corp.	178,425
8,500		Avista Corp.	177,480
3,200		Black Hills Corp.	99,840
10,800		Central Vermont Public Service Corp.	217,836
5,300		Chesapeake Utilities Corp.	191,966
4,800		Cleco Corp.	142,176
9,200		Consolidated Edison, Inc.	443,624
45,551		Great Plains Energy, Inc.	860,914
10,851		Idacorp, Inc.	389,768
19,600		MDU Resources Group, Inc.	391,020
5,600		Nicor, Inc.	256,592
24,996		Northeast Utilities	739,132
4,900		NorthWestern Corp.	139,650
112,300		NV Energy, Inc.	1,476,745
32,000		Pacific Gas & Electric Co.	1,453,440
60,615		Portland General Electric Co.	1,229,272
11,491		Southwest Gas Corp.	385,983
6,700	L	Unitil Corp.	147,065
51,978		Westar Energy, Inc.	1,259,427
5,200		WGL Holdings, Inc.	196,456
10,984		Wisconsin Energy Corp.	634,875
55,100		Xcel Energy, Inc.	1,265,647
			13,256,772
		Total Common Stock
		(Cost $138,908,836)	145,540,659
REAL ESTATE INVESTMENT TRUSTS: 5.3%
		Financials: 5.3%
6,700		American Campus Communities, Inc.	203,948
24,417		Annaly Capital Management, Inc.	429,739
18,300		Associated Estates Realty Corp.	255,834
2,364		Boston Properties, Inc.	196,496
10,300		Capstead Mortgage Corp.	111,961
10,600		CBL & Associates Properties, Inc.	138,436
100,900		Chimera Investment Corp.	398,555
4,600		CommonWealth REIT	117,760
36,900		DCT Industrial Trust, Inc.	176,751
14,400		Duke Realty Corp.	166,896
27,900	@, L	First Industrial Realty Trust, Inc.	141,453
8,700		First Potomac Realty Trust	130,500
9,400		Getty Realty Corp.	252,202
46,705		Government Properties Income Trust	1,247,024
4,336		Hatteras Financial Corp.	123,446
4,740		HCP, Inc.	170,545
5,600		Healthcare Realty Trust, Inc.	130,984
8,400		Highwoods Properties, Inc.	272,748
30,042		Host Hotels & Resorts, Inc.	435,008
12,700		Inland Real Estate Corp.	105,537
6,000		Kilroy Realty Corp.	198,840
34,000		Lexington Realty Trust	243,440
10,400		Medical Properties Trust, Inc.	105,456
35,600		MFA Mortgage Investments, Inc.	271,628
3,100		National Health Investors, Inc.	136,586
9,400		National Retail Properties, Inc.	236,034
7,900		Omega Healthcare Investors, Inc.	177,355
73,068		Piedmont Office Realty Trust, Inc.	1,381,591
3,200		PS Business Parks, Inc.	181,024
2,800		Saul Centers, Inc.	117,460
8,000		Urstadt Biddle Properties, Inc.	144,647
4,300		Washington Real Estate Investment Trust	136,439
8,800		Winthrop Realty Trust	108,775
		Total Real Estate Investment Trusts
		(Cost $7,660,256)	8,645,098

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
EXCHANGE-TRADED FUNDS: 2.5%
		Exchange-Traded Funds: 2.5%
21,600	L	iShares Russell 2000 Index Fund		$1,457,352
15,100		iShares Russell 2000 Value Index Fund		935,481
34,900		iShares Russell Midcap Value Index Fund		1,409,027
3,600	L	iShares S&P SmallCap 600 Index Fund		212,724
		Total Exchange-Traded Funds
		(Cost $3,875,630)		4,014,584
PREFERRED STOCK: 1.7%
		Consumer Discretionary: 0.2%
1,600	P, I	Callaway Golf Co.		186,600
117	#, I	LodgeNet Interactive Corp.		114,368
				300,968
		Consumer Staples: 0.1%
179	P, I	Universal Corp.		174,794
				174,794
		Financials: 1.4%
29,900	I	Aspen Insurance Holdings Ltd.		1,670,812
5,500	I	Entertainment Properties		151,250
2,900	I	Lexington Realty Trust		123,308
10,600	P, I	National Retail Properties		267,862
3,831	P, I	PS Business Parks, Inc.		99,031
				2,312,263
		Total Preferred Stock
		(Cost $2,462,422)		2,788,025
		Total Long-Term Investments
		(Cost $152,907,144)		160,988,366
SHORT-TERM INVESTMENTS: 5.2%
		Affiliated Mutual Fund: 1.9%
3,173,114		ING Institutional Prime Money Market Fund - Class I		3,173,114
		Total Mutual Fund
		(Cost $3,173,114)		3,173,114
		Securities Lending Collateral(cc): 3.3%
5,216,562		BNY Mellon Overnight Government Fund (1)		5,216,562
151,202	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		120,962
		Total Securities Lending Collateral
		(Cost $5,367,764)		5,337,524
		Total Short-Term Investments
		(Cost $8,540,878)		8,510,638
		Total Investments in Securities
		(Cost $161,448,022)*	103.8%	$169,499,004
		Other Assets and Liabilities - Net	(3.8)	(6,186,080)
		Net Assets	100.0%	$163,312,924

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $167,525,567.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,459,603
		Gross Unrealized Depreciation		(11,486,166)
		Net Unrealized Appreciation		$1,973,437

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$17,746,231	$—	$—	$17,746,231
Consumer Staples	7,186,201	—	—	7,186,201
Energy	13,409,485	3,776	—	13,413,261
Financials	33,932,203	—	—	33,932,203
Health Care	11,735,236	—	—	11,735,236
Industrials	23,970,518	—	—	23,970,518
Information Technology	15,066,607	—	—	15,066,607
Materials	7,271,120	—	—	7,271,120
Telecommunication Services	1,962,510	—	—	1,962,510
Utilities	13,256,772	—	—	13,256,772
Total Common Stock	145,536,883	3,776	—	145,540,659
Real Estate Investment Trusts	8,645,098	—	—	8,645,098
Exchange-Traded Funds	4,014,584	—	—	4,014,584
Preferred Stock	274,558	2,513,467	—	2,788,025
Short-Term Investments	8,389,676	—	120,962	8,510,638
Total Investments, at value	$166,860,799	$2,517,243	$120,962	$169,499,004

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(11,993)	$—	$(11,993)
Total Liabilities	$—	$(11,993)	$—	$(11,993)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	120,962	—	—	—	—	—	—	—	120,962
Total Investments, at value	$120,962	$—	$—	$—	$—	$—	$—	$—	$120,962

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING American Century Small-Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING American Century Small-Mid Cap Value Portfolio :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 1,931,728	SELL	10/29/10	$1,864,260	$1,876,253	$(11,993)
					$(11,993)

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 94.6%
		Consumer Discretionary: 28.0%
605,000		Anhanguera Educacional Participacoes S.A.	$10,726,950
80,000	@	Blue Nile, Inc.	3,559,200
70,000	@	Carmax, Inc.	1,950,200
540,000		Choice Hotels International, Inc.	19,688,400
325,000		DeVry, Inc.	15,993,250
575,000	@	Dick’s Sporting Goods, Inc.	16,123,000
390,000	@	J Crew Group, Inc.	13,111,800
165,000	@	Lamar Advertising Co.	5,250,300
700,000	@	LKQ Corp.	14,560,000
80,000	@	Lumber Liquidators	1,965,600
127,500	@	Mohawk Industries, Inc.	6,795,750
239,000	@	Morningstar, Inc.	10,649,840
123,000	@	Panera Bread Co.	10,899,030
200,000	@	Peet’s Coffee & Tea, Inc.	6,846,000
420,000	@	Penn National Gaming, Inc.	12,436,200
140,000	@	Penske Auto Group, Inc.	1,848,000
10,000		Polo Ralph Lauren Corp.	898,600
40,000		Strayer Education, Inc.	6,980,000
375,000	@	Under Armour, Inc.	16,890,000
475,000	@	Vail Resorts, Inc.	17,822,000
47,169		Wynn Resorts Ltd.	4,092,854
			199,086,974
		Consumer Staples: 6.2%
125,000		Church & Dwight Co., Inc.	8,117,500
185,000		Diamond Foods, Inc.	7,583,150
675,000	@	Dole Food Co., Inc.	6,176,250
144,379	@	Ralcorp Holdings, Inc.	8,443,284
58,000	@	Seneca Foods Corp.	1,519,020
150,000	@	TreeHouse Foods, Inc.	6,915,000
140,000	@	Whole Foods Market, Inc.	5,195,400
			43,949,604
		Energy: 11.7%
115,928	@	Atlas Energy, Inc.	3,320,178
250,000	@	Brigham Exploration Co.	4,687,500
112,575		CARBO Ceramics, Inc.	9,118,575
96,933	@	Concho Resources, Inc.	6,414,057
200,000	@	Core Laboratories NV	17,608,000
525,000	@	Denbury Resources, Inc.	8,342,250
160,000		Helmerich & Payne, Inc.	6,473,600
24,719	@	Oasis Petroleum, Inc.	478,807
115,000	@	SEACOR Holdings, Inc.	9,793,400
192,500		SM Energy Co.	7,211,050
400,000		Southern Union Co.	9,624,000
			83,071,417
		Financials: 8.4%
65,000	@	Arch Capital Group Ltd.	5,447,000
185,000	@	CB Richard Ellis Group, Inc.	3,381,800
175,000		Cohen & Steers, Inc.	3,797,500
225,000		Eaton Vance Corp.	6,534,000
131,000	@	Financial Engines, Inc.	1,739,680
787	@	Green Dot Corp.	38,154
12,000		Greenhill & Co., Inc.	951,840
409,708	@	Interactive Brokers Group, Inc.	7,051,075
190,000		Jefferies Group, Inc.	4,311,100
622,440	@	MSCI, Inc. - Class A	20,671,232
275,000		Primerica, Inc.	5,593,500
			59,516,881
		Health Care: 14.2%
130,000	@	Allscripts Healthcare Solutions, Inc.	2,401,100
404,500	@	AMERIGROUP Corp.	17,179,115
95,246		Chemed Corp.	5,426,165
400,000	@	Community Health Systems, Inc.	12,388,000
63,571	@	Covance, Inc.	2,974,487
200,000	@	Edwards Lifesciences Corp.	13,410,000
175,000	@	Gen-Probe, Inc.	8,480,500
160,000	@	Idexx Laboratories, Inc.	9,875,200
135,000	@	Mettler Toledo International, Inc.	16,799,400
20,000	@	Neogen Corp.	677,000
105,000		Techne Corp.	6,481,650
235,000	@	VCA Antech, Inc.	4,956,150
			101,048,767
		Industrials: 10.8%
275,000	@	Aecom Technology Corp.	6,671,500
275,000	@	Copart, Inc.	9,066,750
120,000	@	CoStar Group, Inc.	5,845,200
495,461	@	Generac Holdings, Inc.	6,758,088

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
350,000	@	Genesee & Wyoming, Inc.		$15,186,500
60,000		Landstar System, Inc.		2,317,200
250,000	@	Mistras Group, Inc.		2,895,000
115,000		MSC Industrial Direct Co.		6,214,600
425,000		Ritchie Brothers Auctioneers, Inc.		8,827,250
400,000	@	Tetra Tech, Inc.		8,388,000
65,000		Valmont Industries, Inc.		4,706,000
				76,876,088
		Information Technology: 12.1%
125,225	@	Advent Software, Inc.		6,535,493
250,000	@	Ansys, Inc.		10,562,500
85,000	@	Blackboard, Inc.		3,063,400
135,000	@	Concur Technologies, Inc.		6,674,400
120,000	@	Equinix, Inc.		12,282,000
85,000		Factset Research Systems, Inc.		6,896,050
430,000	@	Gartner, Inc.		12,659,200
230,500		Pegasystems, Inc.		7,157,025
200,000	@	SS&C Technologies Holdings, Inc.		3,160,000
99,500		Totvs S.A.		7,568,351
190,000	@	WebMD Health Corp.		9,475,300
				86,033,719
		Materials: 0.9%
230,000	@	Molycorp, Inc.		6,506,700
				6,506,700
		Telecommunication Services: 0.9%
151,764	@	SBA Communications Corp.		6,116,089
				6,116,089
		Utilities: 1.4%
160,000		ITC Holdings Corp.		9,960,000
				9,960,000
		Total Common Stock
		(Cost $482,266,701)		672,166,239
REAL ESTATE INVESTMENT TRUSTS: 4.3%
		Financials: 4.3%
24,300		Alexander’s, Inc.		7,673,454
100,000		Alexandria Real Estate Equities, Inc.		7,000,000
85,000		American Campus Communities, Inc.		2,587,400
125,000		Digital Realty Trust, Inc.		7,712,500
275,000		Douglas Emmett, Inc.		4,815,250
40,000		LaSalle Hotel Properties		935,600

		Total Real Estate Investment Trusts
		(Cost $21,931,101)		30,724,204

		Total Long-Term Investments
		(Cost $504,197,802)		702,890,443
SHORT-TERM INVESTMENTS: 1.0%
		Affiliated Mutual Fund: 1.0%
6,915,443		ING Institutional Prime Money Market Fund - Class I		6,915,443

		Total Short-Term Investments
		(Cost $6,915,443)		6,915,443

		Total Investments in Securities
		(Cost $511,113,245)*	99.9%	$709,805,886
		Other Assets and Liabilities - Net	0.1	1,014,151
		Net Assets	100.0%	$710,820,037

@	Non-income producing security

*	Cost for federal income tax purposes is $511,250,174.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$209,461,081
	Gross Unrealized Depreciation	(10,905,369)
	Net Unrealized Appreciation	$198,555,712

PORTFOLIO OF INVESTMENTS
ING Baron Small Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$672,166,239	$—	$—	$672,166,239
Real Estate Investment Trusts	30,724,204	—	—	30,724,204
Short-Term Investments	6,915,443	—	—	6,915,443
Total Investments, at value	$709,805,886	$—	$—	$709,805,886

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 90.2%
		Consumer Discretionary: 10.8%
22,000		Columbia Sportswear Co.	$1,285,680
72,000		Cooper Tire & Rubber Co.	1,413,360
14,627	@	Core-Mark Holding Co., Inc.	452,852
100,000	@	Dana Holding Corp.	1,232,000
130,000	@	Domino’s Pizza, Inc.	1,718,600
70,000		Finish Line	973,700
110,000		Foot Locker, Inc.	1,598,300
43,000	@	Genesco, Inc.	1,284,840
78,000	@	Helen of Troy Ltd.	1,972,620
195,100	@	Pier 1 Imports, Inc.	1,597,869
53,000		Regis Corp.	1,013,890
295,000		Stewart Enterprises, Inc.	1,590,050
42,000	@	Tenneco, Inc.	1,216,740
118,000	@	Texas Roadhouse, Inc.	1,659,080
43,000		Thor Industries, Inc.	1,436,200
30,500		Tupperware Corp.	1,395,680
			21,841,461
		Consumer Staples: 2.9%
52,000		Nu Skin Enterprises, Inc.	1,497,600
75,000	@	Pantry, Inc.	1,808,250
77,498	@	Prestige Brands Holdings, Inc.	766,464
28,500		Ruddick Corp.	988,380
20,128		Universal Corp.	806,932
			5,867,626
		Energy: 5.2%
50,000	@	Bill Barrett Corp.	1,800,000
51,000	@	Hornbeck Offshore Services, Inc.	993,990
275,000	@	ION Geophysical Corp.	1,413,500
44,000	@	Oil States International, Inc.	2,048,200
103,000	@	Patriot Coal Corp.	1,175,230
80,000	@	Stone Energy Corp.	1,178,400
65,000	@	Swift Energy Co.	1,825,200
			10,434,520
		Financials: 21.0%
67,000		Alterra Capital Holdings Ltd.	1,334,640
100,000		Apollo Investment Corp.	1,023,000
48,000		Argo Group International Holdings Ltd.	1,667,520
57,000		Aspen Insurance Holdings Ltd.	1,725,960
68,000		Assured Guaranty Ltd.	1,163,480
118,000	@	Cardtronics, Inc.	1,820,740
82,000		Community Bank System, Inc.	1,886,820
75,000		Delphi Financial Group	1,874,250
100,000		East-West Bancorp., Inc.	1,628,000
104,999	@	First Horizon National Corp.	1,198,039
110,000		First Niagara Financial Group, Inc.	1,281,500
33,000		IBERIABANK Corp.	1,649,340
80,000		Independent Bank Corp.	1,801,600
45,345		KBW, Inc.	1,160,832
186,802	@	MGIC Investment Corp.	1,724,182
125,000	@	National Financial Partners Corp.	1,583,750
153,000		Northwest Bancshares, Inc.	1,712,070
130,000	@	Ocwen Financial Corp.	1,318,200
34,343		Oritani Financial Corp.	342,743
47,000		Platinum Underwriters Holdings Ltd.	2,045,440
50,000		Prosperity Bancshares, Inc.	1,623,500
150,000		Radian Group, Inc.	1,173,000
84,893		Sandy Spring Bancorp, Inc.	1,315,842
400,000	@	Seacoast Banking Corp. of Florida	488,000
170,000		Sterling Bancorp.	1,477,300
188,000		Sterling Bancshares, Inc.	1,009,560
24,000	@	Stifel Financial Corp.	1,110,960
23,000	@	SVB Financial Group	973,360
91,000	@	Texas Capital Bancshares, Inc.	1,571,570
144,000		Umpqua Holdings Corp.	1,632,960
			42,318,158
		Health Care: 6.0%
34,000	@	Amedisys, Inc.	809,200
75,000	@	Centene Corp.	1,769,250
79,000	@	Conmed Corp.	1,770,390
43,000		Cooper Cos., Inc.	1,987,460
86,000	@	Healthspring, Inc.	2,222,240
71,121		Invacare Corp.	1,885,418
120,000	@	Kindred Healthcare, Inc.	1,562,400
			12,006,358
		Industrials: 20.4%
19,500	@	Advisory Board Co.	860,925

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
29,000	@	Alaska Air Group, Inc.	$1,479,870
103,000	@	ArvinMeritor, Inc.	1,600,620
38,000	@	Atlas Air Worldwide Holdings, Inc.	1,912,654
90,000		Barnes Group, Inc.	1,583,100
38,000	@	BE Aerospace, Inc.	1,151,780
56,000		Brady Corp.	1,633,520
90,000	@	CBIZ, Inc.	533,700
270,000	@	Cenveo, Inc.	1,358,100
94,000		Deluxe Corp.	1,798,220
126,000		Elster Group SE	1,652,747
59,000	@	EMCOR Group, Inc.	1,450,810
35,500	@	Esterline Technologies Corp.	2,031,665
39,000		Gardner Denver, Inc.	2,093,520
71,000	@	Geo Group, Inc.	1,657,850
110,000		Houston Wire & Cable Co.	1,103,300
77,662		IESI-BFC Ltd.	1,777,683
104,142	@	Navigant Consulting, Inc.	1,211,543
51,216	@	RailAmerica, Inc.	493,210
175,000	@	SFN Group, Inc.	1,051,750
68,373	@	Sterling Construction Co., Inc.	846,458
48,000	@	Terex Corp.	1,100,160
74,000		Textainer Group Holdings Ltd.	1,978,760
61,700		Trinity Industries, Inc.	1,374,059
140,000	@	United Rentals, Inc.	2,077,600
28,000	@	United Stationers, Inc.	1,498,280
140,000	@	US Airways Group, Inc.	1,295,000
135,000	@	Wabash National Corp.	1,092,183
62,000		Werner Enterprises, Inc.	1,270,380
			40,969,447
		Information Technology: 11.9%
27,000	@	Anixter International, Inc.	1,457,730
100,000	@	Ariba, Inc.	1,890,000
198,296	@	Atmel Corp.	1,578,436
95,000	@	Brightpoint, Inc.	664,050
110,000	@	Ciena Corp.	1,712,700
79,000	@	Cirrus Logic, Inc.	1,409,360
89,000		iGate Corp.	1,614,460
120,000	@	IXYS Corp.	1,146,000
220,000	@	Lawson Software, Inc.	1,863,400
185,000	@	Mentor Graphics Corp.	1,955,450
124,000		Micrel, Inc.	1,222,640
39,965	@	NeuStar, Inc.	993,530
65,000	@	Rofin-Sinar Technologies, Inc.	1,649,700
61,734	@	Rogers Corp.	1,943,386
58,708	@	Standard Microsystems Corp.	1,339,129
207,100		Technitrol, Inc.	913,311
60,000	@	Ultra Clean Holdings	517,200
			23,870,482
		Materials: 7.3%
285,000	@	Boise, Inc.	1,849,650
60,906	@	Graham Packaging Co., Inc.	719,909
53,000		Olin Corp.	1,068,480
36,000		Rock-Tenn Co.	1,793,160
63,000	@	Rockwood Holdings, Inc.	1,982,610
64,000	@	RTI International Metals, Inc.	1,959,680
37,500		Schnitzer Steel Industries, Inc.	1,810,500
29,000		Schweitzer-Mauduit International, Inc.	1,690,990
115,000	@	Solutia, Inc.	1,842,300
			14,717,279
		Telecommunication Services: 0.5%
370,000	@	Cincinnati Bell, Inc.	987,900
			987,900
		Utilities: 4.2%
74,000		Atmos Energy Corp.	2,164,500
60,000		New Jersey Resources Corp.	2,353,200
34,000		South Jersey Industries, Inc.	1,681,980
90,000		Westar Energy, Inc.	2,180,699
			8,380,379
		Total Common Stock
		(Cost $156,896,270)	181,393,610
REAL ESTATE INVESTMENT TRUSTS: 8.9%
		Financials: 8.9%
110,000		BioMed Realty Trust, Inc.	1,971,200
180,000		Brandywine Realty Trust	2,205,000
93,000		CBL & Associates Properties, Inc.	1,214,580
69,500		DuPont Fabros Technology, Inc.	1,747,925
140,000	@	First Industrial Realty Trust, Inc.	709,800
55,000		Highwoods Properties, Inc.	1,785,850
90,000		LaSalle Hotel Properties	2,105,100
36,000		Mid-America Apartment Communities, Inc.	2,098,080
90,000		Omega Healthcare Investors, Inc.	2,020,500

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Financials (continued)
255,000		U-Store-It Trust		$2,129,250
		Total Real Estate Investment Trusts
		(Cost $15,437,433)		17,987,285
		Total Long-Term Investments
		(Cost $172,333,703)		199,380,895
SHORT-TERM INVESTMENTS: 2.1%
		Affiliated Mutual Fund: 2.1%
4,187,340		ING Institutional Prime Money Market Fund - Class I		4,187,340
		Total Short-Term Investments
		(Cost $4,187,340)		4,187,340
		Total Investments in Securities
		(Cost $176,521,043)*	101.2%	$203,568,235
		Other Assets and Liabilities - Net	(1.2)	(2,343,871)
		Net Assets	100.0%	$201,224,364
	@	Non-income producing security
	*	Cost for federal income tax purposes is $182,971,429.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$33,423,935
		Gross Unrealized Depreciation		(12,827,129)
		Net Unrealized Appreciation		$20,596,806

PORTFOLIO OF INVESTMENTS
ING Columbia Small Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$21,841,461	$—	$—	$21,841,461
Consumer Staples	5,867,626	—	—	5,867,626
Energy	10,434,520	—	—	10,434,520
Financials	42,318,158	—	—	42,318,158
Health Care	12,006,358	—	—	12,006,358
Industrials	39,316,700	1,652,747	—	40,969,447
Information Technology	23,870,482	—	—	23,870,482
Materials	14,717,279	—	—	14,717,279
Telecommunication Services	987,900	—	—	987,900
Utilities	8,380,379	—	—	8,380,379
Total Common Stock	179,740,863	1,652,747	—	181,393,610
Real Estate Investment Trusts	17,987,285	—	—	17,987,285
Short-Term Investments	4,187,340	—	—	4,187,340
Total Investments, at value	$201,915,488	$1,652,747	$—	$203,568,235

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.9%
		Consumer Discretionary: 5.5%
183,300	@	Bed Bath & Beyond, Inc.	$7,957,053
187,499	@	Carmax, Inc.	5,223,722
5,486	@, I, X	FHC Delaware, Inc.	55
96,700		Grupo Televisa S.A. ADR	1,829,564
149,650		Harley-Davidson, Inc.	4,256,046
16,400		Hunter Douglas NV	659,318
84,700	@	Liberty Media Corp. - Interactive - Class A	1,161,237
7,416	@	Liberty Media Corp. - Starz	481,150
209,370		News Corp. - Class A	2,734,372
17,100		Walt Disney Co.	566,181
			24,868,698
		Consumer Staples: 16.8%
151,950		Coca-Cola Co.	8,892,114
287,125		Costco Wholesale Corp.	18,516,691
484,727		CVS Caremark Corp.	15,254,359
90,900		Diageo PLC ADR	6,273,009
123,700		Heineken Holding NV	5,420,288
33,750		Hershey Co.	1,606,163
26,230		Mead Johnson Nutrition Co.	1,492,749
27,700		Natura Cosmeticos S.A.	748,326
47,800		Nestle S.A.	2,548,096
90,602		Philip Morris International, Inc.	5,075,524
142,510		Procter & Gamble Co.	8,546,325
58,900		Unilever NV ADR	1,759,932
			76,133,576
		Energy: 14.9%
334,420		Canadian Natural Resources Ltd.	11,570,932
1,938,500		China Coal Energy Co. - Class H	3,192,995
218,720		Devon Energy Corp.	14,159,933
174,600		EOG Resources, Inc.	16,232,562
197,830		Occidental Petroleum Corp.	15,490,089
270,000	@	OGX Petroleo e Gas Participacoes S.A.	3,513,830
12,900		Schlumberger Ltd.	794,769
44,276	@	Transocean Ltd.	2,846,504
			67,801,614
		Financials: 28.9%
469,520		American Express Co.	19,733,925
81,330		Ameriprise Financial, Inc.	3,849,349
10,680		AON Corp.	417,695
34,819		Bank of America Corp.	456,477
625,090		Bank of New York Mellon Corp.	16,333,602
164	@	Berkshire Hathaway, Inc. - Class A	20,418,000
62,848		Brookfield Asset Management, Inc. - Class A	1,782,998
16,300		Charles Schwab Corp.	226,570
9,335		Everest Re Group Ltd.	807,197
2,340		Fairfax Financial Holdings Ltd.	952,921
4,480		Fairfax Financial Holdings Ltd.	1,823,865
16,200		Goldman Sachs Group, Inc.	2,342,196
565,000		Hang Lung Group Ltd.	3,684,096
16,850		J.P. Morgan Chase & Co.	641,480
133,310		Julius Baer Group Ltd.	4,856,186
95,610		Julius Baer Holding AG - Reg	1,452,437
365,099		Loews Corp.	13,837,252
1,175	@	Markel Corp.	404,893
131,700		Moody’s Corp.	3,289,866
569,980		Progressive Corp.	11,895,483
90,070		Transatlantic Holdings, Inc.	4,577,357
685,267		Wells Fargo & Co.	17,220,760
			131,004,605
		Health Care: 11.9%
80,900		Baxter International, Inc.	3,859,739
54,700		Becton Dickinson & Co.	4,053,270
181,640	@	Express Scripts, Inc.	8,845,868
181,700		Johnson & Johnson	11,258,132
341,515		Merck & Co., Inc.	12,571,167
506,300		Pfizer, Inc.	8,693,171
35,300		Roche Holding AG - Genusschein	4,823,112
			54,104,459
		Industrials: 4.9%
86,740		ABB Ltd. ADR	1,831,949
1,270,633		China Merchants Holdings International Co., Ltd.	4,594,414
958,000		China Shipping Development Co., Ltd.	1,313,267
285,250		Iron Mountain, Inc.	6,372,485
25,157		Kuehne & Nagel International AG	3,023,284
59,200	@	LLX Logistica S.A.	322,591
20,340		Lockheed Martin Corp.	1,449,835

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Industrials (continued)
87,115		Tyco International Ltd.		$3,199,734
				22,107,559
		Information Technology: 7.1%
202,000		Activision Blizzard, Inc.		2,185,640
134,568	@	Agilent Technologies, Inc.		4,490,534
11,009	@	Google, Inc. - Class A		5,788,422
99,800		Hewlett-Packard Co.		4,198,586
241,770		Microsoft Corp.		5,920,947
321,150		Texas Instruments, Inc.		8,716,011
15,400		Visa, Inc.		1,143,604
				32,443,744
		Materials: 6.5%
8,780		Air Products & Chemicals, Inc.		727,160
64,500		BHP Billiton PLC		2,057,057
22,300		Martin Marietta Materials, Inc.		1,716,431
61,540		Monsanto Co.		2,949,612
18,055		Potash Corp. of Saskatchewan		2,600,642
19,800		Praxair, Inc.		1,787,148
41,632		Rio Tinto PLC		2,438,937
402,494		Sealed Air Corp.		9,048,065
8,100	@,#	SINO-FOREST CORP 144A		134,934
294,860	@	Sino-Forest Corp.		4,911,945
32,150		Vulcan Materials Co.		1,186,978
				29,558,909
		Telecommunication Services: 0.4%
36,500		America Movil S.A.B de CV ADR		1,946,545
				1,946,545
		Total Common Stock
		(Cost $420,452,632)		439,969,709

Principal Amount				Value
CORPORATE BONDS/NOTES: 0.8%
		Consumer Discretionary: 0.6%
$2,000,000	I	Harley-Davidson, Inc., 15.000%, due 02/01/14		$2,652,110
				2,652,110
		Materials: 0.2%
649,000	#, I	Sino-Forest Corp., 5.000%, due 08/01/13		733,370
				733,370
		Total Corporate Bonds/Notes
		(Cost $2,649,000)		3,385,480
		Total Long-Term Investments
		(Cost $423,101,632)		443,355,189
SHORT-TERM INVESTMENTS: 1.2%
		Commercial Paper: 1.2%
5,632,000		UBS AG, 0.190%, due 10/01/10		5,631,970
		Total Short-Term Investments
		(Cost $5,631,970)		5,631,970
		Total Investments in Securities
		(Cost $428,733,602)*	98.9%	$448,987,159
		Other Assets and Liabilities - Net	1.1	4,902,012
		Net Assets	100.0%	$453,889,171

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	I	Illiquid security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $431,388,593.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$45,205,536
		Gross Unrealized Depreciation		(27,606,970)
		Net Unrealized Appreciation		$17,598,566

PORTFOLIO OF INVESTMENTS
ING Davis New York Venture Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$24,868,643	$—	$55	$24,868,698
Consumer Staples	76,133,576	—	—	76,133,576
Energy	67,801,614	—	—	67,801,614
Financials	129,180,740	1,823,865	—	131,004,605
Health Care	54,104,459	—	—	54,104,459
Industrials	22,107,559	—	—	22,107,559
Information Technology	32,443,744	—	—	32,443,744
Materials	29,558,909	—	—	29,558,909
Telecommunication Services	1,946,545	—	—	1,946,545
Total Common Stock	438,145,789	1,823,865	55	439,969,709
Corporate Bonds/Notes	—	3,385,480	—	3,385,480
Short-Term Investments	—	5,631,970	—	5,631,970
Total Investments, at value	$438,145,789	$10,841,315	$55	$448,987,159

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Common Stock	$55	$—	$—	$—	$—	$—	$—	$—	$55
Total Investments, at value	$55	$—	$—	$—	$—	$—	$—	$—	$55

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.0%
15,486,003		Fidelity VIP Contrafund Portfolio		$327,219,250
		Total Investments in Master Fund
		(Cost $378,107,637)*	100.0%	$327,219,250
		Other Assets and Liabilities - Net	0.0	36,929
		Net Assets	100.0%	$327,256,179

	*	Cost for federal income tax purposes is $415,497,169.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(88,277,919)
		Net Unrealized Depreciation		$(88,277,919)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Contrafund® Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Master Fund	$327,219,250	$—	$—	$327,219,250
Total Investments, at value	$327,219,250	$—	$—	$327,219,250

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.0%
1,579,194		Fidelity VIP Equity-Income Portfolio		$26,925,264
		Total Investments in Master Fund
		(Cost $29,720,871)*	100.0%	$26,925,264
		Other Assets and Liabilities - Net	(0.0)	(2,088)
		Net Assets	100.0%	$26,923,176

	*	Cost for federal income tax purposes is $37,939,735.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(11,014,471)
		Net Unrealized Depreciation		$(11,014,471)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Equity-Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Master Fund	$26,925,264	$—	$—	$26,925,264
Total Investments, at value	$26,925,264	$—	$—	$26,925,264

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
MASTER FUND: 100.2%
2,421,258		Fidelity VIP Mid Cap Portfolio		$71,378,689
		Total Investments in Master Fund
		(Cost $70,068,588)*	100.2%	$71,378,689
		Other Assets and Liabilities - Net	(0.2)	(120,956)
		Net Assets	100.0%	$71,257,733

	*	Cost for federal income tax purposes is $77,468,357.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,310,101
		Gross Unrealized Depreciation		(7,399,769)
		Net Unrealized Appreciation		$(6,089,668)

PORTFOLIO OF INVESTMENTS
ING Fidelity® VIP Mid Cap Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Master Fund	$71,378,689	$—	$—	$71,378,689
Total Investments, at value	$71,378,689	$—	$—	$71,378,689

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 2.0%
67,515		Vanguard Emerging Markets ETF		$3,065,181
		Total Exchange-Traded Funds
		(Cost $2,849,353)		3,065,181
AFFILIATED INVESTMENT COMPANIES: 98.0%
		98.0%
2,060,189		ING International Index Portfolio - Class I		16,543,316
5,726,767		ING Russell Large Cap Index Portfolio - Class I		50,223,747
386,200		ING Russell Mid Cap Index Portfolio - Class I		3,954,689
296,169		ING Russell Small Cap Index Portfolio - Class I		3,148,279
7,030,580		ING U.S. Bond Index Portfolio - Class I		77,406,690
		Total Affiliated Investment Companies
		(Cost $145,959,219)		151,276,721
		Total Investments in Securities
		(Cost $148,808,572)*	100.0%	$154,341,902
		Other Assets and Liabilities - Net	0.0	69,783
		Net Assets	100.0%	$154,411,685
	*	Cost for federal income tax purposes is $149,180,968.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$5,160,934
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$5,160,934

PORTFOLIO OF INVESTMENTS
ING Index Solution 2015 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$3,065,181	$—	$—	$3,065,181
Affiliated Investment Companies	151,276,721	—	—	151,276,721
Total Investments, at value	$154,341,902	$—	$—	$154,341,902

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 3.0%
110,953		Vanguard Emerging Markets ETF		$5,037,266
		Total Exchange-Traded Funds
		(Cost $4,700,994)		5,037,266
AFFILIATED INVESTMENT COMPANIES: 97.1%
		97.1%
3,859,759		ING International Index Portfolio - Class I		30,993,861
8,102,079		ING Russell Large Cap Index Portfolio - Class I		71,055,236
1,521,863		ING Russell Mid Cap Index Portfolio - Class I		15,583,875
807,504		ING Russell Small Cap Index Portfolio - Class I		8,583,765
3,506,033		ING U.S. Bond Index Portfolio - Class I		38,601,422
		Total Affiliated Investment Companies
		(Cost $159,642,307)		164,818,159
		Total Investments in Securities
		(Cost $164,343,301)*	100.1%	$169,855,425
		Other Assets and Liabilities - Net	(0.1)	(115,071)
		Net Assets	100.0%	$169,740,354
	*	Cost for federal income tax purposes is $165,040,358.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,815,067
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$4,815,067

PORTFOLIO OF INVESTMENTS
ING Index Solution 2025 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$5,037,266	$—	$—	$5,037,266
Affiliated Investment Companies	164,818,159	—	—	164,818,159
Total Investments, at value	$169,855,425	$—	$—	$169,855,425

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 3.9%
101,864		Vanguard Emerging Markets ETF		$4,624,626
		Total Exchange-Traded Funds
		(Cost $4,312,596)		4,624,626
AFFILIATED INVESTMENT COMPANIES: 96.2%
		96.2%
3,620,618		ING International Index Portfolio - Class I		29,073,560
5,276,629		ING Russell Large Cap Index Portfolio - Class I		46,276,033
1,304,626		ING Russell Mid Cap Index Portfolio - Class I		13,359,370
1,020,063		ING Russell Small Cap Index Portfolio - Class I		10,843,272
1,388,264		ING U.S. Bond Index Portfolio - Class I		15,284,788
		Total Affiliated Investment Companies
		(Cost $109,530,785)		114,837,023
		Total Investments in Securities
		(Cost $113,843,381)*	100.1%	$119,461,649
		Other Assets and Liabilities - Net	(0.1)	(141,985)
		Net Assets	100.0%	$119,319,664
	*	Cost for federal income tax purposes is $114,509,129.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,952,520
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$4,952,520

PORTFOLIO OF INVESTMENTS
ING Index Solution 2035 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$4,624,626	$—	$—	$4,624,626
Affiliated Investment Companies	114,837,023	—	—	114,837,023
Total Investments, at value	$119,461,649	$—	$—	$119,461,649

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 3.8%
50,335		Vanguard Emerging Markets ETF		$2,285,209
		Total Exchange-Traded Funds
		(Cost $2,132,328)		2,285,209
AFFILIATED INVESTMENT COMPANIES: 96.4%
		96.4%
2,510,667		ING International Index Portfolio - Class I		20,160,658
2,253,541		ING Russell Large Cap Index Portfolio - Class I		19,763,550
897,487		ING Russell Mid Cap Index Portfolio - Class I		9,190,268
686,232		ING Russell Small Cap Index Portfolio - Class I		7,294,646
161,676		ING U.S. Bond Index Portfolio - Class I		1,780,053
		Total Affiliated Investment Companies
		(Cost $55,862,667)		58,189,175
		Total Investments in Securities
		(Cost $57,994,995)*	100.2%	$60,474,384
		Other Assets and Liabilities - Net	(0.2)	(114,821)
		Net Assets	100.0%	$60,359,563
	*	Cost for federal income tax purposes is $58,422,011.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$2,052,373
		Gross Unrealized Depreciation		—
		Net Unrealized Appreciation		$2,052,373

PORTFOLIO OF INVESTMENTS
ING Index Solution 2045 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$2,285,209	$—	$—	$2,285,209
Affiliated Investment Companies	58,189,175	—	—	58,189,175
Total Investments, at value	$60,474,384	$—	$—	$60,474,384

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 4.6%
2,151		Vanguard Emerging Markets ETF		$97,655
		Total Exchange-Traded Funds
		(Cost $86,340)		97,655
AFFILIATED INVESTMENT COMPANIES: 96.0%
		96.0%
87,490		ING International Index Portfolio - Class I		702,545
80,503		ING Russell Large Cap Index Portfolio - Class I		706,014
32,044		ING Russell Mid Cap Index Portfolio - Class I		328,130
24,394		ING Russell Small Cap Index Portfolio - Class I		259,307
5,818		ING U.S. Bond Index Portfolio - Class I		64,053
		Total Affiliated Investment Companies
		(Cost $1,916,540)		2,060,049
		Total Investments in Securities
		(Cost $2,002,880)*	100.6%	$2,157,704
		Other Assets and Liabilities - Net	(0.6)	(12,989)
		Net Assets	100.0%	$2,144,715
	*	Cost for federal income tax purposes is $2,039,293.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$118,411
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$118,411

PORTFOLIO OF INVESTMENTS
ING Index Solution 2055 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$97,655	$—	$—	$97,655
Affiliated Investment Companies	2,060,049	—	—	2,060,049
Total Investments, at value	$2,157,704	$—	$—	$2,157,704

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
EXCHANGE-TRADED FUNDS: 2.1%
82,057		Vanguard Emerging Markets ETF		$3,725,388
		Total Exchange-Traded Funds
		(Cost $3,452,583)		3,725,388
AFFILIATED INVESTMENT COMPANIES: 97.9%
		97.9%
1,112,202		ING International Index Portfolio - Class I		8,930,984
5,056,840		ING Russell Large Cap Index Portfolio - Class I		44,348,488
10,877,951		ING U.S. Bond Index Portfolio - Class I		119,766,240
		Total Affiliated Investment Companies
		(Cost $165,325,206)		173,045,712
		Total Investments in Securities
		(Cost $168,777,789)*	100.0%	$176,771,100
		Other Assets and Liabilities - Net	(0.0)	(42,673)
		Net Assets	100.0%	$176,728,427
	*	Cost for federal income tax purposes is $168,865,605.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$7,905,495
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$7,905,495

PORTFOLIO OF INVESTMENTS
ING Index Solution Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Exchange-Traded Funds	$3,725,388	$—	$—	$3,725,388
Affiliated Investment Companies	173,045,712	—	—	173,045,712
Total Investments, at value	$176,771,100	$—	$—	$176,771,100

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 92.9%
		Consumer Discretionary: 17.9%
9,850	@	Autozone, Inc.	$2,254,764
74,900	@	Bed Bath & Beyond, Inc.	3,251,409
49,400		Cablevision Systems Corp.	1,293,786
115,001	@	Clear Channel Outdoor Holdings, Inc.	1,314,461
36,553		Darden Restaurants, Inc.	1,563,737
87,300	@, L	Dish Network Corp.	1,672,668
80,600		Expedia, Inc.	2,273,726
88,300		Fortune Brands, Inc.	4,347,009
178,300		Gannett Co., Inc.	2,180,609
252,500		Gap, Inc.	4,706,600
60,900		Genuine Parts Co.	2,715,531
58,600		H&R Block, Inc.	758,870
60,800		Jarden Corp.	1,892,704
105,400		Macy’s, Inc.	2,433,686
61,006	L	Marriott International, Inc.	2,185,845
36,100		Omnicom Group	1,425,228
44,700		Phillips-Van Heusen	2,689,152
32,200		Scripps Networks Interactive - Class A	1,532,076
48,700		Staples, Inc.	1,018,804
63,500		Tiffany & Co.	2,983,865
55,600		TJX Cos., Inc.	2,481,428
4,350	L	Washington Post	1,737,434
50,700		Yum! Brands, Inc.	2,335,242
			51,048,634
		Consumer Staples: 5.4%
35,275	L	Brown-Forman Corp.	2,174,351
15,100		Clorox Co.	1,008,076
26,300	@	Energizer Holdings, Inc.	1,768,149
86,900		JM Smucker Co.	5,260,057
11,600		Lorillard, Inc.	931,596
9,200		McCormick & Co., Inc.	386,768
1,300	@	Ralcorp Holdings, Inc.	75,915
174,100		Safeway, Inc.	3,683,956
			15,288,868
		Energy: 8.4%
145,300	@	CVR Energy, Inc.	1,198,725
59,200		Devon Energy Corp.	3,832,608
204,981		El Paso Corp.	2,537,665
84,500		EQT Corp.	3,047,070
38,837	@	Kinder Morgan Management, LLC	2,339,929
51,100	@	Newfield Exploration Co.	2,935,184
107,100		Teekay Shipping Corp.	2,862,783
266,597		Williams Cos., Inc.	5,094,670
			23,848,634
		Financials: 22.1%
14,900	@	Affiliated Managers Group, Inc.	1,162,349
46,400		Ameriprise Financial, Inc.	2,196,112
43,700		AON Corp.	1,709,107
54,862		Assurant, Inc.	2,232,883
82,500	L	Bancorpsouth, Inc.	1,169,850
92,300		BB&T Corp.	2,222,584
169,550		Brookfield Properties Co.	2,631,416
150,361		Cincinnati Financial Corp.	4,337,915
30,300		City National Corp.	1,608,021
29,600		Cullen/Frost Bankers, Inc.	1,594,552
172,500		Fifth Third Bancorp.	2,075,175
154,000		Loews Corp.	5,836,600
31,271		M&T Bank Corp.	2,558,281
40,000		Northern Trust Corp.	1,929,600
303,350		Old Republic International Corp.	4,201,398
112,796	@	OneBeacon Insurance Group Ltd.	1,611,855
174,100		People’s United Financial, Inc.	2,278,969
88,600		Principal Financial Group, Inc.	2,296,512
96,200		SunTrust Bank	2,484,846
50,900		Symetra Financial Corp.	532,414
50,000		T. Rowe Price Group, Inc.	2,503,250
112,900		TCF Financial Corp.	1,827,851
78,100		Transatlantic Holdings, Inc.	3,969,042
99,300		Wilmington Trust Corp.	891,714
134,400		WR Berkley Corp.	3,638,208
90,900		XL Group PLC	1,968,894
61,500	L	Zions Bancorp.	1,313,640
			62,783,038
		Health Care: 6.0%
38,400	L	AmerisourceBergen Corp.	1,177,344
59,900		Becton Dickinson & Co.	4,438,590

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
84,600	@	Community Health Systems, Inc.	$2,620,062
146,400	@	Coventry Health Care, Inc.	3,151,992
172,100		Lincare Holdings, Inc.	4,317,989
63,500	@	VCA Antech, Inc.	1,339,215
			17,045,192
		Industrials: 9.4%
32,100	@	Alliant Techsystems, Inc.	2,420,340
43,400		Ametek, Inc.	2,073,218
71,800		Carlisle Cos., Inc.	2,150,410
50,079	@	Cooper Industries PLC	2,450,365
36,300		L-3 Communications Holdings, Inc.	2,623,401
15,280		Precision Castparts Corp.	1,945,908
170,317		Republic Services, Inc.	5,192,965
44,300		Roper Industries, Inc.	2,887,474
64,741		Snap-On, Inc.	3,011,104
44,700	@	WABCO Holdings, Inc.	1,874,718
			26,629,903
		Information Technology: 5.5%
58,300		Amphenol Corp.	2,855,534
89,000	@	Arrow Electronics, Inc.	2,378,970
107,900		Jack Henry & Associates, Inc.	2,751,450
126,100	@	Synopsys, Inc.	3,123,497
160,500		Tyco Electronics Ltd.	4,689,810
			15,799,261
		Materials: 6.2%
69,308		Albemarle Corp.	3,244,307
79,100		Ball Corp.	4,655,035
45,800		PPG Industries, Inc.	3,334,240
42,600	L	Sherwin-Williams Co.	3,200,964
53,900		Sigma-Aldrich Corp.	3,254,482
			17,689,028
		Telecommunication Services: 2.2%
62,700		CenturyTel, Inc.	2,474,142
89,387		Telephone & Data Systems, Inc.	2,534,121
93,721		Windstream Corp.	1,151,831
			6,160,094
		Utilities: 9.8%
60,200		American Water Works Co., Inc.	1,400,854
271,400		CMS Energy Corp.	4,890,628
97,800		Energen Corp.	4,471,416
62,800		NSTAR	2,471,180
70,900	L	Oneok, Inc.	3,193,336
148,900		Westar Energy, Inc.	3,607,847
64,300		Wisconsin Energy Corp.	3,716,540
185,500		Xcel Energy, Inc.	4,260,935
			28,012,736
		Total Common Stock
		(Cost $239,366,470)	264,305,388
REAL ESTATE INVESTMENT TRUSTS: 3.3%
		Financials: 3.3%
77,600		Kimco Realty Corp.	1,222,200
11,700		Public Storage, Inc.	1,135,368
71,100		Regency Centers Corp.	2,806,317
20,900		Ventas, Inc.	1,077,813
35,976		Vornado Realty Trust	3,077,027
		Total Real Estate Investment Trusts (Cost $7,560,986)	9,318,725
		Total Long-Term Investments
		(Cost $246,927,456)	273,624,113
SHORT-TERM INVESTMENTS: 4.3%
		Affiliated Mutual Fund: 3.3%
9,188,847		ING Institutional Prime Money Market Fund - Class I	9,188,847
		Total Mutual Fund (Cost $9,188,847)	9,188,847

Principal Amount			Value
		Securities Lending Collateral(CC): 1.0%
$2,446,221		BNY Mellon Overnight Government Fund (1)	$2,446,221
565,915	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)	452,732
		Total Securities Lending Collateral
		(Cost $3,012,136)	2,898,953
		Total Short-Term Investments
		(Cost $12,200,983)	12,087,800

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
		Total Investments in Securities
		(Cost $259,128,439)*	100.5%	$285,711,913
		Other Assets and Liabilities - Net	(0.5)	(1,318,488)
		Net Assets	100.0%	$284,393,425
	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $267,600,066.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$37,633,321
		Gross Unrealized Depreciation		(19,521,474)
		Net Unrealized Appreciation		$18,111,847

PORTFOLIO OF INVESTMENTS
ING JPMorgan Mid Cap Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$264,305,388	$—	$—	$264,305,388
Real Estate Investment Trusts	9,318,725	—	—	9,318,725
Short-Term Investments	11,635,068	—	452,732	12,087,800
Total Investments, at value	$285,259,181	$—	$452,732	$285,711,913

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	452,732	—	—	—	—	—	—	—	452,732
Total Investments, at value	$452,732	$—	$—	$—	$—	$—	$—	$—	$452,732

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Legg Mason ClearBridge Aggressive Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.9%
		Consumer Discretionary: 20.0%
5,220	@, L	Ascent Media Corp.	$139,426
646,000		Cablevision Systems Corp.	16,918,740
68,235		CBS Corp. - Class B	1,082,207
184,500	@	Charming Shoppes, Inc.	649,440
143,090		Comcast Corp. — Class A	2,587,067
916,635		Comcast Corp. — Special Class A	15,591,961
187,148	@	DirecTV	7,790,971
62,205	@	Discovery Communications, Inc. - Class A	2,709,028
62,205	@	Discovery Communications, Inc. - Class C	2,375,609
53,146	@, L	Liberty Global, Inc.	1,637,428
53,003	@, L	Liberty Global, Inc. - Series C	1,619,772
66,735	@	Liberty Media Corp. - Capital Shares A	3,474,224
358,315	@, L	Liberty Media Corp. - Interactive - Class A	4,912,499
28,710	@	Liberty Media Corp. - Starz	1,862,705
167,750	@	Madison Square Garden, Inc.	3,536,170
61,295		Viacom - Class B	2,218,266
74,460	L	World Wrestling Entertainment, Inc.	1,035,739
			70,141,252
		Energy: 15.8%
442,095		Anadarko Petroleum Corp.	25,221,520
149,919		National Oilwell Varco, Inc.	6,666,898
1,364,430	@	Weatherford International Ltd.	23,331,753
			55,220,171
		Financials: 0.7%
100,750	L	Cohen & Steers, Inc.	2,186,275
1,646		Goldman Sachs Group, Inc.	237,979
			2,424,254
		Health Care: 39.2%
79,830	@	Alkermes, Inc.	1,169,510
389,420	@	Amgen, Inc.	21,460,936
455,390	@	Biogen Idec, Inc.	25,556,487
212,520	@, L	BioMimetic Therapeutics, Inc.	2,422,728
235,748		Covidien PLC	9,474,712
526,504	@	Forest Laboratories, Inc.	16,284,769
346,000	@	Genzyme Corp.	24,493,340
70,540	@	Isis Pharmaceuticals, Inc.	592,536
51,392		Teva Pharmaceutical Industries Ltd. ADR	2,710,928
731,190		UnitedHealth Group, Inc.	25,672,080
128,813	L	Valeant Pharmaceuticals International, Inc.	3,226,766
124,160	@, L	Vertex Pharmaceuticals, Inc.	4,292,211
			137,357,003
		Industrials: 7.8%
17,870		Fluor Corp.	885,101
125,370		L-3 Communications Holdings, Inc.	9,060,490
192,420		Pall Corp.	8,012,369
252,588		Tyco International Ltd.	9,277,557
			27,235,517
		Information Technology: 14.9%
73,870	@, L	Advent Software, Inc.	3,855,275
87,217	@	Arris Group, Inc.	852,110
116,970	@	Autodesk, Inc.	3,739,531
301,320		Broadcom Corp.	10,663,715
84,200	@	Cree, Inc.	4,571,218
19,190	@	Dolby Laboratories, Inc.	1,090,184
52,890	@	DSP Group, Inc.	370,230
207,240		Intel Corp.	3,985,225
18,860	@, L	LaserCard Corp.	90,339
203,160		Nokia OYJ ADR	2,037,695
259,300	@	Sandisk Corp.	9,503,345
352,356	@	Seagate Technology, Inc.	4,150,754
252,558		Tyco Electronics Ltd.	7,379,745
			52,289,366
		Materials: 1.5%
47,460		Freeport-McMoRan Copper & Gold, Inc.	4,052,609
33,480		Nucor Corp.	1,278,936
			5,331,545
		Total Common Stock
		(Cost $307,093,575)	349,999,108
SHORT-TERM INVESTMENTS: 1.3%
		Affiliated Mutual Fund: 0.2%
668,694		ING Institutional Prime Money Market Fund - Class I	668,694
		Total Mutual Fund
		(Cost $668,694)	668,694

PORTFOLIO OF INVESTMENTS
ING Legg Mason ClearBridge Aggressive Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(CC): 1.1%
$3,857,610		BNY Mellon Overnight Government Fund (1)		$3,857,610
154,628	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		123,702
		Total Securities Lending Collateral
		(Cost $4,012,238)		3,981,312
		Total Short-Term Investments
		(Cost $4,680,932)		4,650,006

		Total Investments in Securities
		(Cost $ 311,774,507)*	101.2%	$354,649,114
		Other Assets and Liabilities - Net	(1.2)	(4,195,383)
		Net Assets	100.0%	$350,453,731

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $311,800,148.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$67,396,460
		Gross Unrealized Depreciation		(24,547,494)
		Net Unrealized Appreciation		$42,848,966

PORTFOLIO OF INVESTMENTS
ING Legg Mason ClearBridge Aggressive Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$349,999,108	$—	$—	$349,999,108
Short-Term Investments	4,526,304	—	123,702	4,650,006
Total Investments, at value	$354,525,412	$—	$123,702	$354,649,114

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	123,702	—	—	—	—	—	—	—	123,702
Total Investments, at value	$123,702	$—	$—	$—	$—	$—	$—	$—	$123,702

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.3%
		Bermuda: 1.0%
747,210	L	XL Group PLC	$16,184,569
			16,184,569
		Brazil: 1.9%
129,500		Cia de Bebidas das Americas ADR	16,029,510
552,310		Empresa Brasileira de Aeronautica S.A. ADR	15,680,081
			31,709,591
		Finland: 0.8%
491,000		Fortum OYJ	12,859,829
			12,859,829
		France: 5.1%
202,618		LVMH Moet Hennessy Louis Vuitton S.A.	29,760,264
200,296		Societe Generale	11,581,715
273,764		Technip S.A.	22,059,978
362,784		Total S.A.	18,745,386
			82,147,343
		Germany: 6.8%
191,160		Allianz AG	21,596,768
89,071		Bayerische Motoren Werke AG	6,247,831
75,093		Linde AG	9,767,568
568,907		SAP AG	28,137,432
430,518		Siemens AG	45,414,521
			111,164,120
		India: 2.2%
390,980		Infosys Technologies Ltd.	26,479,947
1,576,003	@	Wire and Wireless India Ltd.	489,179
1,231,376		Zee Telefilms Ltd.	8,221,559
			35,190,685
		Italy: 2.3%
1,079,000	L	Bulgari S.p.A.	9,792,636
261,800		Lottomatica S.p.A.	4,024,962
425,779		Prysmian S.p.A.	7,793,263
166,810		Tod’s S.p.A.	15,857,647
			37,468,508
		Japan: 10.4%
12,876		Dai-ichi Life Insurance Co. Ltd.	15,588,193
82,100		Fanuc Ltd.	10,479,279
642,800		Hoya Corp.	15,698,079
3,257		KDDI Corp.	15,570,621
59,483		Keyence Corp.	12,971,281
101,000		Kyocera Corp.	9,554,848
330,900		Murata Manufacturing Co., Ltd.	17,496,977
107,500	L	Nidec Corp.	9,559,456
37,800		Nintendo Co., Ltd.	9,480,728
253,400		Secom Co., Ltd.	11,444,932
798,100		Sony Corp.	24,638,662
289,500	L	Sumitomo Mitsui Financial Group, Inc.	8,436,576
501,000		Tanabe Seiyaku Co., Ltd.	8,169,066
			169,088,698
		Mexico: 3.3%
75,350		America Movil S.A.B de CV ADR	4,018,416
4,212,921	@	Fomento Economico Mexicano S.A. de CV ADR	21,426,250
2,193,647	@	Grupo Modelo S.A.	12,133,109
850,014	L	Grupo Televisa S.A. ADR	16,082,265
			53,660,040
		Netherlands: 3.5%
866,273	@	European Aeronautic Defence and Space Co. NV	21,617,492
725,377		Koninklijke Philips Electronics NV	22,824,003
462,425		TNT NV	12,444,842
			56,886,337
		South Korea: 0.1%
3,604		Shinsegae Co., Ltd.	1,902,401
			1,902,401
		Spain: 2.6%
1,417,200		Banco Bilbao Vizcaya Argentaria S.A.	19,177,768
298,695		Inditex S.A.	23,745,061
			42,922,829
		Sweden: 6.8%
981,154		Assa Abloy AB	24,798,248
922,175		Investor AB	18,775,851
6,147,020		Telefonaktiebolaget LM Ericsson	67,414,003
			110,988,102
		Switzerland: 6.0%
12,018	@	Basilea Pharmaceutica - Reg	749,032
923,954		Credit Suisse Group	39,363,451
325,327		Nestle S.A.	17,342,350
127,869		Roche Holding AG - Genusschein	17,471,004
1,306,969	@	UBS AG - Reg	22,252,109
			97,177,946

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Taiwan: 1.9%
995,902		MediaTek, Inc.		$13,974,688
8,251,111		Taiwan Semiconductor Manufacturing Co., Ltd.		16,328,955
				30,303,643
		United Kingdom: 6.1%
1,609,700		3i Group PLC		7,256,455
2,180,698		HSBC Holdings PLC		22,110,076
1,761,116		Prudential PLC		17,598,539
2,200,300		Tesco PLC		14,677,281
703,167		Unilever PLC		20,351,937
6,811,716		Vodafone Group PLC		16,806,880
				98,801,168
		United States: 37.5%
276,120	L	3M Co.		23,942,365
673,683	@, L	Adobe Systems, Inc.		17,616,810
633,200		Aetna, Inc.		20,015,452
347,550		Aflac, Inc.		17,971,811
1,025,200		Altera Corp.		30,920,032
519,160	@, L	Amylin Pharmaceuticals, Inc.		10,824,486
435,780		Automatic Data Processing, Inc.		18,315,833
707,100		Carnival Corp.		27,018,291
297,810		Colgate-Palmolive Co.		22,889,677
1,031,300	L	Corning, Inc.		18,852,164
145,500	@, L	Dendreon Corp.		5,991,690
1,567,570	@, L	eBay, Inc.		38,248,708
277,270		Emerson Electric Co.		14,601,038
599,100		Fidelity National Title Group, Inc.		9,411,861
149,230	@	Gilead Sciences, Inc.		5,314,080
111,030		Goldman Sachs Group, Inc.		16,052,717
731,840	@	Intuit, Inc.		32,061,910
1,050,360	@, L	Juniper Networks, Inc.		31,878,426
108,900		Lockheed Martin Corp.		7,762,392
884,290		Maxim Integrated Products		16,368,208
356,090	L	McDonald’s Corp.		26,532,266
1,116,910		Microsoft Corp.		27,353,126
168,270		Raytheon Co.		7,691,622
123,400	@, L	Regeneron Pharmaceuticals, Inc.		3,381,160
404,200	@	Shuffle Master, Inc.		3,399,322
1,411,980	@	SLM Corp.		16,308,369
360,200	@	Theravance, Inc.		7,240,020
538,600	L	Tiffany & Co.		25,308,814
295,779	@	Transocean Ltd.		19,015,632
416,300		Wal-Mart Stores, Inc.		22,280,376
759,520	L	Walt Disney Co.		25,147,707
379,300	@	WellPoint, Inc.		21,483,552
332,780	@	Zimmer Holdings, Inc.		17,414,377
				608,614,294
		Total Common Stock
		(Cost $1,418,704,531)		1,597,070,103
PREFERRED STOCK: 1.1%
		Germany: 1.1%
368,421		Bayerische Motoren Werke AG		17,189,368
		Total Preferred Stock
		(Cost $11,733,740)		17,189,368
		Total Long-Term Investments
		(Cost $1,430,438,271)		1,614,259,471
SHORT-TERM INVESTMENTS: 1.8%
		Affiliated Mutual Fund: 0.2%
2,966,011		ING Institutional Prime Money Market Fund - Class I		2,966,011
		Total Mutual Fund
		(Cost $2,966,011)		2,966,011
		Securities Lending Collateral(CC): 1.6%
22,906,460		BNY Mellon Overnight Government Fund (1)		22,906,460
3,820,850	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		3,056,680
		Total Securities Lending Collateral
		(Cost $26,727,310)		25,963,140
		Total Short-Term Investments
		(Cost $29,693,321)		28,929,151
		Total Investments in Securities
		(Cost $1,460,131,592)*	101.2%	$1,643,188,622
		Other Assets and Liabilities - Net	(1.2)	(18,803,260)
		Net Assets	100.0%	$1,624,385,362

	@	Non-income producing security
	ADR	American Depositary Receipt

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2010 (Unaudited) (continued)

cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

*	Cost for federal income tax purposes is $1,482,516,673.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$272,351,964
	Gross Unrealized Depreciation	(111,680,015)
	Net Unrealized Appreciation	$160,671,949

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	16.3%
Consumer Staples	9.2
Energy	3.7
Financials	17.2
Health Care	7.3
Industrials	14.5
Information Technology	27.6
Materials	0.6
Telecommunication Services	2.2
Utilities	0.8
Short-Term Investments	1.8
Other Assets and Liabilities - Net	(1.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$1,597,070,103	$—	$—	$1,597,070,103
Preferred Stock	17,189,368	—	—	17,189,368
Short-Term Investments	25,872,471	—	3,056,680	28,929,151
Total Investments, at value	$1,640,131,942	$—	$3,056,680	$1,643,188,622

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	3,056,680	—	—	—	—	—	—	—	3,056,680
Total Investments, at value	$3,056,680	$—	$—	$—	$—	$—	$—	$—	$3,056,680

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 39.3%
			Consumer Discretionary: 6.9%
	$560,000		Affinion Group, 11.625%, due 11/15/15	$551,880
	890,000	#, S	Allison Transmission, Inc., 11.000%, due 11/01/15	970,100
	365,000		AMC Entertainment, Inc., 8.000%, due 03/01/14	370,019
	615,000	S	AMC Entertainment, Inc., 11.000%, due 02/01/16	659,588
	1,756,273	&, #, S	American Media Operations, Inc., 14.000%, due 11/01/13	1,152,554
	980,000		ArvinMeritor, Inc., 10.625%, due 03/15/18	1,090,250
	410,000	S	Beazer Homes USA, Inc., 6.500%, due 11/15/13	397,700
	895,000		Beazer Homes USA, Inc., 6.875%, due 07/15/15	817,806
	145,000		Belo Corp., 7.250%, due 09/15/27	124,338
	910,000	S	Belo Corp., 7.750%, due 06/01/27	807,625
	1,085,000	S	Bon-Ton Stores, Inc., 10.250%, due 03/15/14	1,074,150
	965,000	S, L	Burlington Coat Factory Warehouse Corp., 11.125%, due 04/15/14	1,013,250
	465,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, due 10/30/17	473,719
	730,000	#	Cequel Communications Holdings I, LLC and Cequel Capital Corp., 8.625%, due 11/15/17	773,800
	65,000	L	Clear Channel Communications, Inc., 4.400%, due 05/15/11	63,619
	895,000	S	Clear Channel Communications, Inc., 10.750%, due 08/01/16	702,575
	190,000	#	Entravision Communications Corp., 8.750%, due 08/01/17	194,750
	685,000	#	Equinox Holdings, Inc., 9.500%, due 02/01/16	703,838
	85,000	S	Fisher Communications, Inc., 8.625%, due 09/15/14	84,575
	1,185,000	S	Ford Motor Co., 7.450%, due 07/16/31	1,241,288
	715,000		Goodyear Tire & Rubber Co., 8.250%, due 08/15/20	756,113
	1,560,000	L	Gray Television, Inc., 10.500%, due 06/29/15	1,565,850
	220,000	#, S	Grupo Posadas S.A.B de CV, 9.250%, due 01/15/15	211,310
	2,845,000	L	Harrah’s Operating Co., Inc., 10.000%, due 12/15/18	2,286,669
	335,000	#	inVentiv Health, Inc., 10.000%, due 08/15/18	333,744
	392,000	S	Isle of Capri Casinos, Inc., 7.000%, due 03/01/14	356,720
	240,000	S	K Hovnanian Enterprises, Inc., 7.750%, due 05/15/13	215,880
	680,000	S	K Hovnanian Enterprises, Inc., 8.875%, due 04/01/12	634,100
	325,000		Landry’s Restaurants, Inc., 11.625%, due 12/01/15	344,500
	600,000	S	Las Vegas Sands Corp., 6.375%, due 02/15/15	608,250
	825,000	#, ±, S	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	127,875
	390,000	#	MCE Finance Ltd., 10.250%, due 05/15/18	435,825
	840,000	L	Media General, Inc., 11.750%, due 02/15/17	913,500
	860,000	±, S, I	Medianews Group, Inc., 6.875%, due 10/01/13	86
	495,000	L	MGM Resorts International, 5.875%, due 02/27/14	425,700
	1,225,000	S	MGM Resorts International, 6.750%, due 04/01/13	1,143,844
	40,000	#	MGM Resorts International, 9.000%, due 03/15/20	42,300
	325,000	S	Mohegan Tribal Gaming Authority, 6.125%, due 02/15/13	258,781
	695,000	S, L	Mohegan Tribal Gaming Authority, 8.000%, due 04/01/12	531,675
	780,000	#, S, L	Mohegan Tribal Gaming Authority, 11.500%, due 11/01/17	702,000
	495,000	#	Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, due 04/15/17	518,513
	430,000		Penn National Gaming, Inc., 8.750%, due 08/15/19	459,025
	75,000		Pinnacle Entertainment, Inc., 8.625%, due 08/01/17	79,969
	270,000		Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	267,300
	90,000	±, S	Radio One, Inc., 6.375%, due 02/15/13	76,163
	90,000		Sears Holding Corp., 6.625%, due 10/15/18	90,000
	460,000	#, I	Sinclair Television Group, Inc., 8.375%, due 10/15/18	465,750
	90,000	#	Snoqualmie Entertainment Authority, 9.125%, due 02/01/15	79,650
	165,000		Standard Pacific Corp., 8.375%, due 05/15/18	165,825
	1,510,000	±, S	Station Casinos, Inc., 6.500%, due 02/01/14	151
	1,375,000	#, S	TL Acquisitions, Inc., 10.500%, due 01/15/15	1,373,281
	1,675,000	#, L	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, due 09/01/17	1,700,125
	415,000	S	Toys R US, Inc./Old, 7.375%, due 10/15/18	398,400
	670,000	S	Travelport, LLC, 11.875%, due 09/01/16	720,250
	510,000		Universal City Development Partners Ltd. / UCDP Finance, Inc., 8.875%, due 11/15/15	528,488
	963,760	&, #	Univision Communications, Inc., 9.750%, due 03/15/15	927,619
	185,000	#	Visant Corp., 10.000%, due 10/01/17	193,788
	270,000	±, I	Visteon Corp., 7.000%, due 03/10/14	276,750
	85,000	±, I	Visteon Corp., 8.250%, due 08/01/10	87,125
	695,000		Wallace Theater Holdings, Inc., 12.500%, due 06/15/13	708,031
	775,000	L	WMG Holdings Corp., 9.500%, due 12/15/14	745,938
	405,000	#	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.750%, due 08/15/20	429,300
				35,453,587
			Consumer Staples: 1.6%
	920,000	#, S	Altegrity, Inc., 10.500%, due 11/01/15	916,550
BRL	610,000	S	AmBev International Finance Co., Ltd., 9.500%, due 07/24/17	359,748
	$1,160,000	#	American Seafoods Group LLC/American Seafoods Finance, Inc., 10.750%, due 05/15/16	1,189,000
	1,210,000	#, S	ASG Consolidated LLC/ASG Finance, Inc., 15.000%, due 05/15/17	1,101,100
	290,000	#, S, I	Ashtead Capital, Inc., 9.000%, due 08/15/16	301,600
	205,000	#, S	Ashtead Holdings PLC, 8.625%, due 08/01/15	212,175
	360,000	S	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.625%, due 05/15/14	367,200
	95,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, due 03/15/18	100,938
	359,842	&, S	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	365,240
	515,000		Ceridian Corp., 11.250%, due 11/15/15	477,663
	1,395,000	#, L	Hertz Corp., 7.500%, due 10/15/18	1,401,975
	320,000	#	MHP S.A., 10.250%, due 04/29/15	337,408
	125,000	#, S	RSC Equipment Rental, Inc., 10.000%, due 07/15/17	139,688
	775,000	#, I	Southern States Cooperative, Inc., 11.250%, due 05/15/15	825,375
	190,000	#	Trans Union LLC/TransUnion Financing Corp., 11.375%, due 06/15/18	217,075
				8,312,735
			Energy: 6.3%
	420,000	#, S	Adaro Indonesia PT, 7.625%, due 10/22/19	459,900
	300,000	#, L	Alliance Oil Co. Ltd., 9.875%, due 03/11/15	315,750
	715,000	S	Alon Refining Krotz Springs, Inc., 13.500%, due 10/15/14	699,806
	815,000		Antero Resources Finance Corp., 9.375%, due 12/01/17	870,013
	1,395,000	S	Atlas Energy Operating Co., LLC / Atlas Energy Finance Corp., 10.750%, due 02/01/18	1,551,938
	295,000	S	Atlas Pipeline Partners LP, 8.125%, due 12/15/15	299,425
	1,870,000	#, L	ATP Oil & Gas Corp., 11.875%, due 05/01/15	1,622,225
	775,000	S	Berry Petroleum Co., 8.250%, due 11/01/16	798,250
	705,000	S	Bill Barrett Co., 9.875%, due 07/15/16	773,738
	150,000	#	Brigham Exploration Co., 8.750%, due 10/01/18	155,250
	795,000		Chaparral Energy, Inc., 8.875%, due 02/01/17	777,113
	835,000	#, I, L	Chaparral Energy, Inc., 9.875%, due 10/01/20	851,700
	190,000		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.250%, due 12/15/17	201,638
	140,000	#	Continental Resources, Inc., 7.125%, due 04/01/21	146,300
	215,000		Crosstex Energy L.P. / Crosstex Energy Finance Corp., 8.875%, due 02/15/18	226,288
	965,000	S, L	Dynegy Holdings, Inc., 8.375%, due 05/01/16	757,525
	170,000	#	Empresa Nacional del Petroleo, 5.250%, due 08/10/20	175,035
	230,000		Energy Transfer Equity L.P., 7.500%, due 10/15/20	243,225
	550,000	#	Gaz Capital for Gazprom, 6.212%, due 11/22/16	587,125
	1,430,000	#, S	Gaz Capital for Gazprom, 7.288%, due 08/16/37	1,599,884
	300,000	#, S	Gaz Capital for Gazprom, 8.125%, due 07/31/14	341,640
	460,000	S	Gaz Capital for Gazprom, 8.146%, due 04/11/18	540,500
	350,000	#, S	Gaz Capital for Gazprom, 8.625%, due 04/28/34	447,580
	890,000	#, S	Gaz Capital for Gazprom, 9.250%, due 04/23/19	1,112,500
	165,000		Gibson Energy ULC / GEP Midstream Finance Corp., 10.000%, due 01/15/18	163,350
	1,085,000	#	Global Geophysical Services, Inc., 10.500%, due 05/01/17	1,109,413
	200,000	#	KazMunaiGaz Finance Sub BV, 7.000%, due 05/05/20	221,500
	790,000	#, S	KazMunaiGaz Finance Sub BV, 9.125%, due 07/02/18	969,725
	2,300,000	#, S	KazMunaiGaz Finance Sub BV, 11.750%, due 01/23/15	2,921,000
	104	#, S	Kern River Funding Corp., 4.893%, due 04/30/18	110
	1,515,000	#	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	1,613,475
	260,000	#	Lukoil International Finance BV, 6.656%, due 06/07/22	269,100
	1,530,000	#	Murray Energy Corp., 10.250%, due 10/15/15	1,595,025
	480,000	#, I, L	OPTI Canada, Inc., 9.750%, due 08/15/13	489,600
	300,000	#	Pan American Energy LLC/Argentine Branch, 7.875%, due 05/07/21	314,250
	610,000		Pemex Project Funding Master Trust, 6.625%, due 06/15/38	659,999
	190,000	S	Petrobras International Finance Co., 5.750%, due 01/20/20	211,289
	140,000	S	Petrobras International Finance Co., 5.875%, due 03/01/18	156,267
	620,000	S	Petrobras International Finance Co., 7.875%, due 03/15/19	776,303
	180,000		Petroleos de Venezuela S.A., 5.250%, due 04/12/17	104,850
	340,000	#, S	Petroleos Mexicanos, 5.500%, due 01/21/21	363,800
	190,000	#, L	Petroleos Mexicanos, 6.000%, due 03/05/20	210,088
	305,000		Petroleos Mexicanos, 8.000%, due 05/03/19	379,725
	510,000	#, S	Petroleum Co. of Trinidad & Tobago Ltd., 9.750%, due 08/14/19	627,300
	775,000	S	Quicksilver Resources, Inc., 11.750%, due 01/01/16	912,563
	130,000	S	Range Resources Corp., 7.500%, due 10/01/17	139,100
	420,000	S	Range Resources Corp., 8.000%, due 05/15/19	460,950
	770,000	#, S	SandRidge Energy, Inc., 8.750%, due 01/15/20	766,150
	395,000	#, S	SandRidge Energy, Inc., 9.875%, due 05/15/16	409,813
	367,900	#, S	Tengizchevroil Finance Co. S.A.RL, 6.124%, due 11/15/14	390,894
	740,000	#	Thermon Industries, Inc., 9.500%, due 05/01/17	777,000

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Energy (continued)
$185,000			Whiting Petroleum Corp., 6.500%, due 10/01/18	$190,088
				32,757,075
			Financials: 6.3%
	500,000	#, L	1Malaysia Sukuk Global Bhd, 3.928%, due 06/04/15	529,267
	425,000	#	Akbank TAS, 5.125%, due 07/22/15	425,468
	350,000	#	Alfa Bank OJSC Via Alfa Bond Issuance PLC, 7.875%, due 09/25/17	351,013
	1,615,000	S	Ally Financial, Inc., 8.000%, due 11/01/31	1,740,163
	790,000	S	American General Finance Corp., 6.900%, due 12/15/17	663,600
EUR	112,000		BA Covered Bond Issuer, 4.250%, due 04/05/17	160,003
$930,000		#, S	Banco BMG S.A., 9.150%, due 01/15/16	1,024,023
	200,000	#, S	Banco BMG S.A., 9.950%, due 11/05/19	226,179
	170,000	#, I	Banco Cruzeiro do Sul S.A./Brazil, 8.875%, due 09/22/20	178,500
	260,000	#, I	Banco de Credito del Peru, 5.375%, due 09/16/20	263,900
	160,000	#, S	Banco de Credito del Peru, 6.950%, due 11/07/21	154,608
	150,000	#	Banco de Credito del Peru, 9.750%, due 11/06/69	180,000
	315,000	#, S	Banco do Brasil Cayman, 8.500%, due 10/29/49	371,700
	310,000	#, I	Banco do Brasil S.A., 5.375%, due 01/15/21	312,514
	140,000	#, S	Banco Hipotecario S.A., 9.750%, due 04/27/16	143,500
MXN	1,007,479		Banco Invex S.A., 6.450%, due 03/13/34	287,598
$300,000		#	Banco Panamericano S.A., 8.500%, due 04/23/20	332,250
EUR	435,000		Bank of Scotland PLC, 4.375%, due 07/13/16	624,038
EUR	305,000		Bank of Scotland PLC, 4.500%, due 07/13/21	434,569
$480,000		#	Bankrate, Inc., 11.750%, due 07/15/15	516,000
	340,000	#	BM&FBovespa S.A., 5.500%, due 07/16/20	363,711
COP	516,000,000	#, S	Bogota Distrito Capital, 9.750%, due 07/26/28	402,910
$130,000		#, S	CCM Merger, Inc., 8.000%, due 08/01/13	119,600
	240,000	#, S	Cemex Finance, LLC, 9.500%, due 12/14/16	242,688
	2,165,000	S	CIT Group, Inc., 7.000%, due 05/01/17	2,129,819
	400,000	I	Cloverie PLC, 4.541%, due 12/20/10	382,520
	25,000	#, S	Fox Acquisition Sub LLC, 13.375%, due 07/15/16	25,875
	200,000	#	Grupo Papelero Scribe S.A., 8.875%, due 04/07/20	195,000
	1,010,000	#, S	Halyk Savings Bank of Kazakhstan JSC, 9.250%, due 10/16/13	1,121,100
	1,355,000	L	Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co., 8.500%, due 04/01/15	1,051,819
	210,000	#, S	HSBK Europe BV, 7.250%, due 05/03/17	216,300
	625,000	#, S	ICICI Bank Ltd., 5.500%, due 03/25/15	660,101
	635,000	#, S	ICICI Bank Ltd., 6.375%, due 04/30/22	639,967
	843,285	#	IIRSA Norte Finance Ltd., 8.750%, due 05/30/24	978,211
	230,000	**	ING Groep NV, 5.775%, due 12/31/49	207,000
	745,000	S	International Lease Finance Corp., 5.875%, due 05/01/13	748,725
	485,000	#	International Lease Finance Corp., 8.625%, due 09/15/15	520,163
	95,000		International Lease Finance Corp., 8.875%, due 09/01/17	103,075
MXN	439,413		J.P. Morgan Hipotecaria su Casita, 6.100%, due 09/25/35	64,237
$1,500,000		I	JSC Astana Finance, 9.160%, due 03/14/12	193,800
	170,000	#, I	Kazakhstan Temir Zholy Finance BV, 6.375%, due 10/06/20	176,375
	130,000	#, I	Lukoil International Finance BV, 7.250%, due 11/05/19	142,350
	1,070,000		NAK Naftogaz Ukraine, 9.500%, due 09/30/14	1,162,662
	1,820,000	#	Nationstar Mortgage/Nationstar Capital Corp., 10.875%, due 04/01/15	1,533,350
	785,000	#	Offshore Group Investments Ltd., 11.500%, due 08/01/15	828,175
	925,000	#, I	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	975,875
	300,000	#, S	Power Sector Assets & Liabilities Management Corp., 7.250%, due 05/27/19	364,500
	240,000	#, S	Power Sector Assets & Liabilities Management Corp., 7.390%, due 12/02/24	296,400
AUD	1,035,000		Queensland Treasury Corp., 6.000%, due 04/21/16	1,024,485
$1,360,000			Realogy Corp., 10.500%, due 04/15/14	1,162,800
	895,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	879,338
	430,000		SLM Corp., 8.000%, due 03/25/20	427,399
	660,000	+, #, S	Tiers Trust, 0.000%, due 06/15/97	402,516
	745,000	#	TMX Finance LLC/TitleMax Finance Corp., 13.250%, due 07/15/15	816,706
	100,000	#	TNK-BP Finance S.A., 7.250%, due 02/02/20	109,625
	160,000	#, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	197,261
	200,000	#	UK SPV Credit Finance PLC for JSC Commercial Bank Privatbank, 8.000%, due 02/06/12	201,750
	780,000	#, L	Vnesheconombank Via VEB Finance Ltd., 6.902%, due 07/09/20	855,036
	400,000	#	VTB Capital S.A., 6.465%, due 03/04/15	416,000
	145,000	#	VTB Capital S.A., 6.875%, due 05/29/18	153,526
EUR	112,000		WM Covered Bond Program, 3.875%, due 09/27/11	155,701
EUR	585,000		WM Covered Bond Program, 4.000%, due 09/27/16	830,882
EUR	75,000		WM Covered Bond Program, 4.375%, due 05/19/14	107,924
				32,506,150
			Health Care: 2.5%
$480,000		S	Accellent, Inc., 10.500%, due 12/01/13	487,200
	220,000		Alere, Inc., 7.875%, due 02/01/16	226,050
	320,000	#	Alere, Inc., 8.625%, due 10/01/18	325,600
	1,150,000	S	Amgen, Inc., 11.250%, due 03/01/14	1,207,500
	200,000		Apria Healthcare Group, Inc., 11.250%, due 11/01/14	221,000
	455,000		Apria Healthcare Group, Inc., 12.375%, due 11/01/14	508,463
	595,000	&, S	Biomet, Inc., 10.375%, due 10/15/17	663,425
	708,000	S	Biomet, Inc., 11.625%, due 10/15/17	792,075
	120,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17	128,700
	485,000	S	DJO Finance,LLC/DJO Finance Corp., 10.875%, due 11/15/14	529,863
	715,000	#, I	Gentiva Health Services, Inc., 11.500%, due 09/01/18	766,838
	710,000	S	HCA, Inc., 6.375%, due 01/15/15	711,775
	465,000		Healthsouth Corp., 7.250%, due 10/01/18	475,463
	325,000		Healthsouth Corp., 7.750%, due 09/15/22	328,250
	305,000	S	Healthsouth Corp., 10.750%, due 06/15/16	335,881
	95,000	#	LifePoint Hospitals, Inc., 6.625%, due 10/01/20	97,138
	190,000	#	Merge Healthcare, Inc., 11.750%, due 05/01/15	195,225
	575,000	#	Multiplan, Inc., 9.875%, due 09/01/18	602,313
	95,000	#	NBTY, Inc., 9.000%, due 10/01/18	100,225
	330,000	#	OnCure Holdings, Inc., 11.750%, due 05/15/17	305,250
	305,000	#	Radiation Therapy Services, Inc., 9.875%, due 04/15/17	302,713
	930,000	S	Select Medical Corp., 7.625%, due 02/01/15	912,563
	95,000	#, I	UHS Escrow Corp., 7.000%, due 10/01/18	98,563
	320,000	&, S	Universal Hospital Services, Inc., 8.500%, due 06/01/15	323,600
	247,000	&, S	US Oncology Holdings, Inc., 6.737%, due 03/15/12	235,268
	325,000	S	US Oncology, Inc., 9.125%, due 08/15/17	346,125
	45,000	#	Valeant Pharmaceuticals International, 6.750%, due 10/01/17	46,013
	45,000	#	Valeant Pharmaceuticals International, 7.000%, due 10/01/20	46,125
	485,000		Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8.000%, due 02/01/18	494,700
	1,035,000	#	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.750%, due 09/15/18	1,068,638
				12,882,542
			Industrials: 4.2%
	235,000	#, S	American Airlines, Inc., 10.500%, due 10/15/12	254,975
	561,945		Autopistas Del Nordeste, 9.390%, due 04/15/24	497,321
	185,000		BE Aerospace, Inc., 6.875%, due 10/01/20	189,625
	407,000	#	Cemex Espana Luxembourg, 9.250%, due 05/12/20	383,598
	760,000	#	Cleaver-Brooks, Inc., 12.250%, due 05/01/16	787,550
	515,000	#, S	Colt Defense, LLC / Colt Finance Corp., 8.750%, due 11/15/17	381,100
	1,385,000	#	Delta Airlines, Inc., 12.250%, due 03/15/15	1,537,350
	1,295,000	#	DynCorp International, Inc., 10.375%, due 07/01/17	1,295,000
	3,420,000	#	Eastman Kodak Co., 9.750%, due 03/01/18	3,334,500
	460,000	#	FTI Consulting, Inc., 6.750%, due 10/01/20	465,750
	740,000	Z	Goodman Global Group, Inc., 10.700%, due 12/15/14	477,300
	380,000		Kratos Defense & Security Solutions, Inc., 10.000%, due 06/01/17	404,700
	730,000	#, S	Marquette Transportation Co. / Marquette Transportation Finance Corp., 10.875%, due 01/15/17	748,250
	120,000	#, L	Mueller Water Products, Inc., 8.750%, due 09/01/20	126,600
	23,800,000		National Power Corp., 5.875%, due 12/19/16	563,141
	160,000	#, S	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc., 8.875%, due 11/01/17	169,600
	335,000	#	NXP BV/NXP Funding, LLC, 9.750%, due 08/01/18	358,450
	160,000	#, S	Odebrecht Finance Ltd., 7.000%, due 04/21/20	172,000
	160,000	#, S, I	Odebrecht Finance Ltd., 9.625%, due 04/09/14	188,800
	294,810	#, S	Panama Canal Railway Co., 7.000%, due 11/01/26	256,485
	925,000	#	PHI, Inc., 8.625%, due 10/15/18	913,438
	1,175,000		Ply Gem Industries, Inc., 13.125%, due 07/15/14	1,202,906
	1,190,000	S, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	1,279,250
	200,000	#, L	Rearden G Holdings EINS GmbH, 7.875%, due 03/30/20	215,000
	780,000	#	Sequa Corp., 11.750%, due 12/01/15	826,800
	1,245,000		Terex Corp., 8.000%, due 11/15/17	1,252,781
	270,000	#	TGI International Ltd., 9.500%, due 10/03/17	307,800
ZAR	1,000,000		Transnet Ltd., 10.800%, due 11/06/23	160,944
$1,135,000			Triumph Group, Inc., 8.625%, due 07/15/18	1,225,800
	180,000	#, I	United Air Lines, Inc., 12.000%, due 11/01/13	199,800
	270,000	S	United Rentals North America, Inc., 9.250%, due 12/15/19	293,625
	1,207,000	#	Western Express, Inc., 12.500%, due 04/15/15	1,166,264
				21,636,503
			Information Technology: 1.5%
	410,000	#	Advanced Micro Devices, Inc., 7.750%, due 08/01/20	425,375
	430,000	#	Amkor Technology, Inc., 7.375%, due 05/01/18	437,525
	810,000		CDW LLC, 11.000%, due 10/12/15	820,125
	715,000	#, L	First Data Corp., 8.875%, due 08/15/20	745,388
	1,715,000	S, L	First Data Corp., 9.875%, due 09/24/15	1,410,588

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value
			Information Technology (continued)
	$490,000	#, S	Freescale Semiconductor, Inc., 9.250%, due 04/15/18	$512,050
	1,390,000	#, L	Freescale Semiconductor, Inc., 10.750%, due 08/01/20	1,400,425
	285,000	#, I	Interactive Data Corp., 10.250%, due 08/01/18	306,375
	435,000	S, L	NXP BV / NXP Funding, LLC, 7.875%, due 10/15/14	452,400
	785,000	L	NXP BV/NXP Funding, LLC, 9.500%, due 10/15/15	806,588
	685,000	S	Sanmina-SCI Corp., 8.125%, due 03/01/16	705,550
				8,022,389
			Materials: 4.1%
	690,000	#	ABI Escrow Corp., 10.250%, due 10/15/18	705,525
	540,000	±, S	Abitibi-Consolidated Co. of Canada, 6.000%, due 06/20/13	71,550
	505,000	±, S	Abitibi-Consolidated Co. of Canada, 7.750%, due 06/15/11	66,913
	540,000	±, S	Abitibi-Consolidated Co. of Canada, 8.375%, due 04/01/15	71,550
	270,000	±, S	Abitibi-Consolidated Co. of Canada, 8.850%, due 08/01/30	35,100
	955,000	&, #	Ainsworth Lumber Co. Ltd., 11.000%, due 07/29/15	814,138
	1,585,000	#, S	Appleton Papers, Inc., 10.500%, due 06/15/15	1,493,863
	330,000	L	Berry Plastics Corp., 10.250%, due 03/01/16	308,550
	1,295,000	S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,265,863
	370,000	±, I	Bowater Pulp and Paper Canada, Inc., 10.600%, due 01/15/11	83,250
	875,000	±, S	Bowater, Inc., 6.500%, due 06/15/13	241,719
	225,000	±	Bowater, Inc., 9.000%, due 08/01/09	62,438
	200,000	#, L	Braskem Finance Ltd., 7.000%, due 05/07/20	212,250
	800,000	#, S	Braskem Finance Ltd., 7.250%, due 06/05/18	866,000
	160,000		Cascades, Inc., 7.750%, due 12/15/17	167,600
	1,094,000	#	Catalyst Paper Corp., 11.000%, due 12/15/16	894,345
	230,000	#	Celanese US Holdings LLC, 6.625%, due 10/15/18	235,750
	100,000	#, S	CSN Islands XI Corp., 6.875%, due 09/21/19	110,500
	935,000		Edgen Murray Corp., 12.250%, due 01/15/15	680,213
	85,000	#	Graham Packaging Co., Inc., 8.250%, due 01/01/17	86,700
	140,000	#	Graham Packaging Co., Inc., 8.250%, due 10/01/18	142,975
	1,620,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	1,595,700
	1,570,000	S	Huntsman International, LLC, 7.375%, due 01/01/15	1,601,400
	90,000	#	Huntsman International, LLC, 8.625%, due 03/15/21	93,600
	1,300,000	S, L	Momentive Performance Materials, Inc., 11.500%, due 12/01/16	1,306,500
	1,935,000	S	NewPage Corp., 11.375%, due 12/31/14	1,760,850
	90,000		PolyOne Corp., 7.375%, due 09/15/20	93,038
	600,000	#	Rhodia S.A., 6.875%, due 09/15/20	615,000
	940,000		Solo Cup Co., 8.500%, due 02/15/14	813,100
	830,000	#, S	Steel Capital S.A. for OAO Severstal, 9.750%, due 07/29/13	919,640
	120,000	#	Suzano Trading Ltd., 5.875%, due 01/23/21	120,600
	1,530,000	S	Vedanta Resources PLC, 9.500%, due 07/18/18	1,660,050
	650,000	L	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	654,875
	1,460,000	S, L	Verso Paper Holdings, LLC and Verson Paper, Inc., 11.375%, due 08/01/16	1,319,475
	280,000	#	Vertellus Specialties, Inc., 9.375%, due 10/01/15	291,200
				21,461,820
			Telecommunication Services: 3.5%
	300,000		America Movil S.A.B de CV, 6.125%, due 03/30/40	335,457
MXN	8,400,000		America Movil S.A.B de CV, 8.460%, due 12/18/36	674,191
	$460,000	#, S	Axtel S.A.B de CV, 9.000%, due 09/22/19	426,650
	395,000		Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	389,075
	360,000	S	Cincinnati Bell, Inc., 8.250%, due 10/15/17	365,400
	610,000		Cincinnati Bell, Inc., 8.750%, due 03/15/18	597,800
	1,570,000	L	Cricket Communications, Inc., 9.375%, due 11/01/14	1,632,800
	725,000		Global Crossing Ltd., 12.000%, due 09/15/15	822,875
	235,000	#	Intelsat Jackson Holdings Ltd., 7.250%, due 10/15/20	237,350
	730,000	S	Intelsat Luxembourg S.A., 11.250%, due 02/04/17	785,663
	409,062	&	Intelsat Luxembourg S.A., 11.500%, due 02/04/17	445,366
	1,370,000		ITC Deltacom, Inc., 10.500%, due 04/01/16	1,399,113
	1,445,000	S	Level 3 Financing, Inc., 9.250%, due 11/01/14	1,365,525
	1,650,000		MetroPCS Wireless, Inc., 7.875%, due 09/01/18	1,707,750
	350,000	#, L	MTS International Funding Ltd., 8.625%, due 06/22/20	402,500
	1,615,000	S, L	PAETEC Holding Corp., 9.500%, due 07/15/15	1,655,375
	810,000	#	Telcordia Technologies, Inc., 11.000%, due 05/01/18	798,863
	790,000	#	Telemar Norte Leste S.A., 5.500%, due 10/23/20	803,825
	960,000	#, S, L	VIP FIN (Vimpelcom), 9.125%, due 04/30/18	1,103,040
	230,000	#	West Corp., 8.625%, due 10/01/18	230,000
	1,325,000	S	West Corp., 9.500%, due 10/15/14	1,392,906
	400,000	#, L	Windstream Corp., 8.125%, due 09/01/18	416,000
				17,987,524
			Utilities: 2.4%
	300,000	#, S	Centrais Eletricas Brasileiras S.A., 6.875%, due 07/30/19	355,500
	310,000	#, S	Colbun S.A., 6.000%, due 01/21/20	328,138
	1,175,000	S	Edison Mission Energy, 7.000%, due 05/15/17	854,813
	300,000	#, S	Empresas Publicas de Medellin ESP, 7.625%, due 07/29/19	360,000
	1,235,000	#, L	Energy Future Holdings Corp., 10.000%, due 01/15/20	1,232,234
	565,000		Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., 10.000%, due 12/01/20	563,539
	1,625,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, due 08/15/17	1,681,875
	465,000	#, I	GenOn Escrow Corp., 9.500%, due 10/15/18	449,888
	465,000	#, I	GenOn Escrow Corp., 9.875%, due 10/15/20	446,400
	940,000	#, S	Israel Electric Corp. Ltd., 7.250%, due 01/15/19	1,065,343
	200,000	#, S	Listrindo Capital BV, 9.250%, due 01/29/15	227,074
	210,000	#, S	Majapahit Holding BV, 7.250%, due 10/17/11	221,802
	470,000	#, S	Majapahit Holding BV, 7.750%, due 10/17/16	552,250
	300,000	#, S	Majapahit Holding BV, 8.000%, due 08/07/19	364,500
	545,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	359,700
	3,090,000	S, L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	2,039,357
	1,147,000		United Maritime Group LLC/United Maritime Group Finance Corp., 11.750%, due 06/15/15	1,155,603
				12,258,016
			Total Corporate Bonds/Notes
			(Cost $195,871,756)	203,278,341
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.7%
			Federal Home Loan Mortgage Corporation##: 2.7%
	162,208	S	0.707%, due 02/15/29	162,667
	420,494	S	0.757%, due 03/15/32-01/15/33	422,492
	3,285,000		1.125%, due 07/27/12	3,324,601
	139,931	S	1.207%, due 08/15/31-02/15/32	142,134
	162,711	S	1.257%, due 02/15/32-03/15/32	165,354
	185,404	S	3.000%, due 02/15/30	186,700
	148,199	S	4.500%, due 12/15/28	150,068
	184,533		4.500%, due 12/15/21	189,055
	143,057	S	4.750%, due 01/15/31	147,315
	3,455,862	S	5.000%, due 01/01/20-03/15/35	3,773,160
	1,500,000		5.000%, due 02/16/17	1,764,021
	112,295	S	5.500%, due 01/01/18	121,122
	906,936	S, ^	5.893%, due 07/15/25-07/15/35	132,376
	235,968	S, ^	6.000%, due 12/15/32-03/01/33	44,004
	234,968	S	6.000%, due 05/15/17-02/01/34	256,816
	1,168,342	S	6.500%, due 04/01/18-07/01/34	1,291,395
	242,218	S	6.750%, due 02/15/24	280,904
	119,625	S, ^	6.993%, due 04/15/33	10,016
	347,242	S, ^	7.000%, due 03/15/28-04/15/28	72,374
	294,987	S	7.000%, due 09/15/26	334,740
	456,699	S, ^	7.393%, due 03/15/29	83,553
	458,757	S, ^	7.443%, due 03/15/29	88,024
	253,139	S	7.500%, due 09/15/22	296,648
	587,638	S, ^	8.693%, due 08/15/29	146,464
	75,165	S	23.440%, due 06/15/34	105,095
	123,044	S	23.806%, due 08/15/35	182,594
				13,873,692
			Federal National Mortgage Association##: 4.2%
	27,143	S	0.656%, due 11/25/33	27,223
	45,218	S	0.757%, due 10/18/32	45,472
	3,030,000	L	1.125%, due 07/30/12	3,064,575
	610,549	S	1.256%, due 12/25/31-12/25/32	623,278
	61,858	S	1.257%, due 02/15/32	62,944
	199,009		4.000%, due 07/25/17	204,645
	1,274,000	W	4.500%, due 10/15/18-10/15/35	1,335,035
	400,000	S	4.500%, due 08/25/25	443,534
	160,000	W	5.000%, due 10/15/18	169,688
	524,887	S	5.000%, due 01/25/20-04/25/29	558,487
	839,238	S	5.250%, due 10/01/36	876,974
	2,000,000		5.375%, due 06/12/17	2,406,762
	2,193,000	W	5.500%, due 10/15/18-10/15/35	2,332,452
	2,093,718	S, ^	5.500%, due 06/25/23-06/01/35	312,825
	555,773	S	5.500%, due 09/01/19-11/25/25	609,915
	1,727,679	S, ^	5.794%, due 10/25/35	204,894
	744,000	W	6.000%, due 10/15/20	802,794
	1,828,545	S, ^	6.000%, due 12/01/32-09/01/35	327,503
	1,919,059	S	6.000%, due 03/25/17-04/01/35	2,093,837

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$398,390		6.000%, due 11/01/34	$434,960
621,019	^	6.284%, due 06/25/37	81,486
2,377,634	S, ^	6.314%, due 06/25/36	290,624
391,358	S, ^	6.444%, due 05/25/35-10/25/35	57,409
283,497	S, ^	6.494%, due 08/25/25-05/25/35	46,874
800,071	S, ^	6.500%, due 02/01/32	149,018
1,074,449	S	6.500%, due 04/25/29-01/01/34	1,195,487
471,838	^	6.794%, due 10/25/22	47,531
204,395	S, ^	6.844%, due 06/25/23	27,522
405,618	S, ^	6.974%, due 09/25/36	79,048
402,245	S, ^	7.000%, due 02/01/28-04/25/33	82,062
1,174,380	S	7.000%, due 09/01/14-04/01/34	1,328,543
937,935	S, ^	7.294%, due 10/25/33	118,782
1,443,213	S, ^	7.374%, due 03/25/23	131,084
973,948	S, ^	7.494%, due 07/25/31-02/25/32	176,605
177,916	S, ^	7.500%, due 01/01/24	39,274
308,254	S	7.500%, due 09/01/32-01/01/33	351,811
153,554	S, ^	7.694%, due 07/25/32	33,483
79,592	S, ^	7.994%, due 02/25/33	11,008
203,998	S	23.260%, due 06/25/36	302,375
121,257	S	23.627%, due 03/25/36	182,494
131,911	S	27.033%, due 04/25/35	191,290
			21,861,607
		Government National Mortgage Association: 0.8%
2,070,000	W	4.500%, due 03/15/39	2,178,029
289,241	S	5.000%, due 04/15/34	309,942
332,473	S	5.500%, due 04/15/33-04/15/34	359,625
186,054		6.000%, due 07/20/39	203,684
54,351	S	6.500%, due 02/20/35	60,010
743,392	S	8.000%, due 01/16/30-02/16/30	882,881
			3,994,171
		Total U.S. Government Agency Obligations
		(Cost $37,217,371)	39,729,470
U.S. TREASURY OBLIGATIONS: 0.1%
		U.S. Treasury Notes: 0.1%
55,000		4.500%, due 02/15/36	63,250
310,000		5.375%, due 02/15/31	399,173
		Total U.S. Treasury Obligations
		(Cost $391,347)	462,423
ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.4%
110,000		Ally Auto Receivables Trust, 2.090%, due 05/15/15	112,870
45,718	S	AmeriCredit Automobile Receivables Trust, 0.970%, due 01/15/13	45,823
221,000	S	Americredit Prime Automobile Receivables, 5.620%, due 09/08/14	221,920
70,000		Bank of America Auto Trust, 1.940%, due 06/15/17	71,652
85,000		BMW Vehicle Owner Trust, 1.390%, due 04/25/14	86,080
44,000	S	Capital Auto Receivables Asset Trust, 5.150%, due 09/17/12	45,923
126,507	S	Capital One Auto Finance Trust, 0.287%, due 05/15/13	125,757
200,000		CarMax Auto Owner Trust, 1.410%, due 02/16/15	202,175
92,529	#, S	Ford Credit Auto Lease Trust, 1.040%, due 03/15/13	92,716
9,539	S	Ford Credit Auto Owner Trust, 2.100%, due 11/15/11	9,546
165,000	S	Ford Credit Auto Owner Trust, 2.150%, due 06/15/15	170,070
125,000		Honda Auto Receivables Owner Trust, 1.340%, due 03/18/14	126,314
65,000		Hyundai Auto Receivables Trust, 1.500%, due 10/15/14	65,895
184,120		Merrill Auto Trust Securitization, 0.317%, due 12/15/13	183,497
125,000		Nissan Auto Lease Trust, 1.390%, due 01/15/16	125,862
140,000		Toyota Auto Receivables Owner Trust, 0.740%, due 07/16/12	140,259
115,798		Wachovia Auto Owner Trust, 5.490%, due 04/22/13	118,774
			1,945,133
		Credit Card Asset-Backed Securities: 0.2%
115,000		BA Credit Card Trust, 0.557%, due 09/15/15	115,066
210,000	S	BA Credit Card Trust, 4.720%, due 05/15/13	211,879
145,000		Capital One Multi-Asset Execution Trust, 4.850%, due 02/18/14	148,393
115,000		Discover Card Master Trust, 1.557%, due 12/15/14	116,908
140,000		Discover Card Master Trust, 5.100%, due 10/15/13	143,539
115,000		GE Capital Credit Card Master Note Trust, 3.690%, due 07/15/15	120,648
120,000		World Financial Network Credit Card Master Trust, 4.600%, due 09/15/15	124,227
			980,660
		Home Equity Asset-Backed Securities: 0.1%
91,476	S	Argent Securities, Inc., 0.447%, due 10/25/36	35,916
226,496	S	Argent Securities, Inc., 1.216%, due 05/25/34	204,746
176,000	S	Home Equity Mortgage Trust, 5.863%, due 06/25/35	67,976
45,410	S	Household Home Equity Loan Trust, 0.367%, due 03/20/36	45,186
66,131	S	HSBC Home Equity Loan Trust, 0.517%, due 01/20/35	63,476
300,574	S	MASTR Asset-Backed Securities Trust, 0.356%, due 08/25/36	111,442
46,848	S	Residential Asset Securities Corp., 0.356%, due 09/25/36	46,495
31,388	#, S	Terwin Mortgage Trust, 4.430%, due 05/25/37	8,870
			584,107
		Other Asset-Backed Securities: 0.5%
34,738	S	Chase Funding Mortgage Loan Asset-Backed Certificates, 0.816%, due 02/25/33	30,336
16,681	#	CIT Equipment Collateral, 2.200%, due 06/15/11	16,690
19,472	S	Citigroup Mortgage Loan Trust, Inc., 0.356%, due 10/25/36	19,407
140,000		CNH Equipment Trust, 0.810%, due 08/15/12	140,210
85,718	S	CNH Equipment Trust, 2.970%, due 03/15/13	86,349
230,000	S	Countrywide Asset-Backed Certificates, 0.376%, due 06/25/47	201,533
40,351	S	Countrywide Asset-Backed Certificates, 5.363%, due 05/25/36	32,641
298,252	S	Countrywide Asset-Backed Certificates, 5.382%, due 05/25/36	241,200
12,403		Countrywide Home Equity Loan Trust, 0.407%, due 11/15/36	3,991
33,361	S	Countrywide Home Equity Loan Trust, 0.487%, due 12/15/35	13,508
58,633	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.346%, due 07/25/36	56,952
24,125	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.366%, due 06/25/36	22,640
141,509	S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.376%, due 09/25/26	22,830
180,000	#, I	GE Equipment Midticket LLC, 0.610%, due 01/14/13	180,000
1,110,000	#, S, I	ICE 1 EM CLO Ltd., 2.294%, due 08/15/22	566,100
930,000	S, I	ICE 1 CLO Ltd., Series 2007-1A, Class C, 2.294%, due 08/15/22	437,100
930,000	#, S, I	ICE 1 CLO Ltd., Series 2007-1A, Class D, 5.594%, due 08/15/22	418,500
58,431	S	Popular Mortgage Pass-through Trust, 5.680%, due 01/25/36	52,365
98,842	S	Securitized Asset-Backed Receivables, LLC Trust, 0.486%, due 02/25/37	47,219
65,000	#	Volvo Financial Equipment LLC, 1.560%, due 06/17/13	65,320
			2,654,891
		Total Asset-Backed Securities
		(Cost $8,010,080)	6,164,791
COLLATERALIZED MORTGAGE OBLIGATIONS: 7.8%
650,000	S	Banc of America Commercial Mortgage, Inc., 5.482%, due 01/15/49	602,674
1,130,000	S	Banc of America Commercial Mortgage, Inc., 6.001%, due 02/10/51	1,048,384
590,000	S	Banc of America Commercial Mortgage, Inc., 6.339%, due 02/10/51	647,938
420,000	S	Banc of America Commercial Mortgage, Inc., 6.382%, due 02/10/51	404,527
619,207	S	Bear Stearns Adjustable Rate Mortgage Trust, 3.018%, due 05/25/34	561,817
210,167	S	Bear Stearns Adjustable Rate Mortgage Trust, 4.933%, due 11/25/34	201,795
255,087	S	Chase Mortgage Finance Corp., 4.234%, due 02/25/37	259,194
866,534	S	Citigroup Mortgage Loan Trust, Inc., 2.650%, due 10/25/35	734,450
518,723	S	Citigroup Mortgage Loan Trust, Inc., 4.954%, due 05/25/35	457,181
944,102	S	Citigroup Mortgage Loan Trust, Inc., 5.156%, due 08/25/35	684,431
1,074,779	S	Citigroup Mortgage Loan Trust, Inc., 5.320%, due 03/25/36	844,653
542,018	S	Citigroup Mortgage Loan Trust, Inc., 5.500%, due 03/25/36	59,987
505,058	S	Citigroup Mortgage Loan Trust, Inc., 5.591%, due 03/25/36	65,990
265,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49	275,159
970,000	S	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.366%, due 12/11/49	859,466
316,923	S	Citimortgage Alternative Loan Trust, 5.500%, due 10/25/21	275,345
1,850,195	S	Countrywide Alternative Loan Trust, 6.000%, due 02/25/37	1,241,737
365,048	S	Countrywide Home Loan Mortgage Pass-through Trust, 3.839%, due 06/25/47	244,885
31,325	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.329%, due 12/20/35	25,942
185,085	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.331%, due 01/25/36	44,331
532,459	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 09/25/35	470,618
455,245	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	426,057
310,000	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.500%, due 11/25/35	252,422
532,601	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.792%, due 09/25/47	116,381
135,282	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.826%, due 09/25/37	20,223
2,177,226	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.890%, due 09/25/47	1,651,281
469,857	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.890%, due 09/25/47	63,983
370,429	S	Countrywide Home Loan Mortgage Pass-through Trust, 5.976%, due 09/25/37	72,287
101,666	S	Countrywide Home Loan Mortgage Pass-through Trust, 6.095%, due 11/25/37	19,009
120,242	S	Countrywide Home Loan Mortgage Pass-through Trust, 6.184%, due 11/25/37	19,877

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$250,000		S	Credit Suisse Mortgage Capital Certificates, 5.910%, due 06/15/39	$249,761
245,517		#, S, I	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.756%, due 01/27/37	67,226
137,070		S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 6.005%, due 10/25/36	95,650
116,429		S	First Horizon Alternative Mortgage Securities, 5.500%, due 04/25/37	91,530
681,764		S	First Horizon Mortgage Pass-through Trust, 6.082%, due 11/25/37	564,439
112,483		S	GE Capital Commercial Mortgage Corp., 4.433%, due 07/10/39	113,767
233,000		S	GMAC Commercial Mortgage Securities, Inc., 7.114%, due 05/15/30	232,924
490,000			Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	517,429
1,235,000		S	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	1,295,062
765,000		S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	816,171
383,856		S	GSR Mortgage Loan Trust, 2.866%, due 09/25/35	380,372
121,365		S	GSR Mortgage Loan Trust, 2.879%, due 05/25/34	105,722
545,104		S	GSR Mortgage Loan Trust, 5.318%, due 11/25/35	461,610
44,584		S	Indymac Index Mortgage Loan Trust, 4.222%, due 01/25/36	1,890
205,000		S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.305%, due 01/15/49	209,751
490,000			J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	510,534
700,000		S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	729,659
490,000			J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	514,544
1,090,000		S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.466%, due 06/12/47	996,679
1,205,000		S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 6.068%, due 02/12/51	1,225,781
850,000		S	J.P. Morgan Chase Commercial Mortgage Securities Corp., 6.789%, due 02/12/51	561,545
643,368		S	J.P. Morgan Mortgage Trust, 5.292%, due 07/25/35	621,485
353,960		S	J.P. Morgan Mortgage Trust, 5.686%, due 04/25/36	107,368
91,866		S	J.P. Morgan Mortgage Trust, 5.765%, due 01/25/37	75,604
227,303		S, I	J.P. Morgan Mortgage Trust, 5.982%, due 05/25/37	65,268
450,000		S	LB-UBS Commercial Mortgage Trust, 6.324%, due 04/15/41	406,381
1,720,000		S	LB-UBS Commercial Mortgage Trust, 6.374%, due 09/15/45	1,554,689
508,253		S	MASTR Adjustable Rate Mortgages Trust, 3.153%, due 04/25/36	406,961
23,580		S	MASTR Alternative Loans Trust, 6.000%, due 07/25/34	23,453
160,606		S	Merrill Lynch Mortgage Investors Trust, 2.799%, due 02/25/35	153,207
24,632			Merrill Lynch Mortgage Investors, Inc., 2.930%, due 12/25/34	24,153
583,263		S	MLCC Mortgage Investors, Inc., 6.067%, due 10/25/36	549,672
680,000		S	Morgan Stanley Capital I, 5.360%, due 11/12/41	661,033
540,000		S	Morgan Stanley Capital I, 5.809%, due 12/12/49	572,778
21,981		S	Residential Accredit Loans, Inc., 3.313%, due 04/25/35	4,267
46,186		S	Residential Accredit Loans, Inc., 5.750%, due 01/25/33	46,636
10,992		S	Residential Accredit Loans, Inc., 6.000%, due 09/25/36	7,275
600,000		S	Residential Asset Securitization Trust, 5.500%, due 12/25/35	493,182
889,238		S	Residential Asset Securitization Trust, 6.000%, due 06/25/35	730,402
145,438		S	Residential Asset Securitization Trust, 6.250%, due 11/25/36	86,728
46,509		S	Residential Funding Mortgage Securities I, 5.703%, due 07/27/37	634
417,000		S	SLM Student Loan Trust, 0.692%, due 06/15/39	179,520
1,823,727		S	Suntrust Adjustable Rate Mortgage Loan Trust, 5.831%, due 02/25/37	1,457,889
910,000		S	Wachovia Bank Commercial Mortgage Trust, 6.102%, due 02/15/51	952,046
430,000		S	Wachovia Bank Commercial Mortgage Trust, 6.155%, due 05/15/46	287,442
220,868		S	Washington Mutual Mortgage Pass-through Certificates, 1.210%, due 11/25/46	148,888
448,452		S	Washington Mutual Mortgage Pass-through Certificates, 2.803%, due 10/25/35	405,650
158,465		S	Washington Mutual Mortgage Pass-through Certificates, 3.003%, due 04/25/47	83,166
2,552,646		S	Washington Mutual Mortgage Pass-through Certificates, 5.241%, due 02/25/37	1,924,700
1,720,820		S	Washington Mutual Mortgage Pass-through Certificates, 5.424%, due 12/25/36	1,291,001
1,668,010		S	Washington Mutual Mortgage Pass-through Certificates, 5.567%, due 02/25/37	1,230,655
734,910		S	Washington Mutual Mortgage Pass-through Certificates, 5.581%, due 06/25/37	582,284
441,589		S	Washington Mutual Mortgage Pass-through Certificates, 5.665%, due 07/25/37	301,734
380,301		S	Washington Mutual Mortgage Pass-through Certificates, 5.837%, due 09/25/36	344,448
716,208		S	Wells Fargo Mortgage-Backed Securities Trust, 2.853%, due 02/25/35	655,472
112,707		S	Wells Fargo Mortgage-Backed Securities Trust, 2.886%, due 07/25/36	44,901
437,901		S	Wells Fargo Mortgage-Backed Securities Trust, 2.934%, due 04/25/36	417,717
181,914		S	Wells Fargo Mortgage-Backed Securities Trust, 2.961%, due 11/25/34	53,549
247,764		S	Wells Fargo Mortgage-Backed Securities Trust, 2.999%, due 10/25/35	238,432
312,781		S	Wells Fargo Mortgage-Backed Securities Trust, 3.424%, due 04/25/36	277,114
224,696		S	Wells Fargo Mortgage-Backed Securities Trust, 4.576%, due 03/25/36	192,018
312,478		S	Wells Fargo Mortgage-Backed Securities Trust, 4.917%, due 03/25/36	281,437
115,483			Wells Fargo Mortgage-Backed Securities Trust, 5.064%, due 09/25/35	110,942
383,457		S	Wells Fargo Mortgage-Backed Securities Trust, 5.468%, due 07/25/36	61,751
324,873		S	Wells Fargo Mortgage-Backed Securities Trust, 5.481%, due 07/25/36	3
			Total Collateralized Mortgage Obligations
			(Cost $44,705,828)	40,508,005
OTHER BONDS: 25.6%
			Event-Linked Notes: 1.7%
500,000		#, S	Akibare Ltd. - Catastrophe Linked Floating Rate Note, 3-month USD-LIBOR +2.950%, 05/22/12	503,725
250,000		#, S	Atlas V Capital - Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month USD-LIBOR + 11.500%, 02/24/12	267,350
250,000		#	Blue Fin Ltd. - Class B Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month U.S. T-Bill + 9.250%, 05/28/13	251,375
250,000		#	Caelus Re II Ltd. - Class A Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month U.S. T-Bill + 6.500%, 05/24/13	254,488
479,000		#, S	East Lane Re II Ltd. - Series C Catastrophe Linked Floating Rate Note, 3-month USD-LIBOR + 14.500%, 04/07/11	507,644
282,000		#	East Lane Re III Ltd. - Catastrophe Linked Floating Rate Note, US Hurricane, 3-month USD-LIBOR + 10.250%, 03/16/12	286,695
610,000		#, S	Fhu-Jin Ltd. - Class B Floating Rate Catastrophe Linked Nts., 3-month USD-LIBOR +3.900%, 08/10/11	619,943
518,000		#, S	Foundation Re III Ltd. - Series 2010-1 Catastrophe Linked Floating Rate Note, US Hurricane, 3-month U.S. T-Bill + 5.750%, 02/03/14	519,606
250,000		#	Lodestone Re Ltd. - Class A Catastrophe Linked Floating Rate Note, US Hurricane and US Earthquake, 3-month U.S. T-Bill + 6.250%, 05/17/13	249,675
250,000		#, S	Longpoint Re II Ltd. - Class B Catastrophe Linked Floating Rate Note, Northeast US Hurricane, 3-month U.S. T-Bill + 5.400%, 12/24/13	250,825
250,000		#	Merna Reinsurance II Ltd. - Central US Earthquake Catastrophe Linked Floating Rate Note, 3-month U.S. T-Bill + 3.650%, 04/08/13	253,750
500,000		#, S	Midori Ltd. - Japan Earthquake Catastrophe Floating Rate Nts., 3-month USD-LIBOR +2.750%, 10/24/12	497,950
250,000		#	Multicat Mexico 09 Ltd. - Series A Mexico Earthquake Catastrophe Linked Floating Rate Note, 3-month U.S. T-Bill + 11.500%, 10/19/12	265,675
500,000		#, S	Muteki Ltd. - Catastrophe Linked Floating Rate Nts., Japan Earthquake, 3-month USD-LIBOR +4.400%, 05/24/11, 4.673%	499,600
250,000		#, S	Redwood Capital XI Ltd. - Series 2009-1 California Earthquake Catastrophe Linked Floating Rate Note, 3-month U.S. T-Bill + 6.250%, 01/07/11	251,675
250,000		#	Residential Reinsurance Ltd. - Class 1 Catastrophe Linked Floating Rate Note, 3-month US T-Bill + 6.600%, 06/06/13	255,588
250,000		#	Residential Reinsurance Ltd. - Class 2 Catastrophe Linked Floating Rate Note, 3-month US T-Bill + 8.900%, 06/06/13	257,038
700,000		#, S	Residential Reinsurance Ltd. - Class 2 Floating Rate Catastrophe Linked Nts., US Hurricane and US Earthquake, 3-month USD-LIBOR +11.500%, 06/06/11	729,330
250,000		#	Residential Reinsurance Ltd. - Class 3 Catastrophe Linked Floating Rate Note, 3-month US T-Bill + 13.000%, 06/06/13	260,238
250,000		#	Residential Reinsurance Ltd. - Class 4 Catastrophe Linked Floating Rate Note, 3-month US T-Bill + 13.000%, 06/06/13	260,775
250,000		#	Successor X Ltd. - Class II-BY3 Catastrophe Linked Floating Rate Note, 3-month U.S. T-Bill + 16.750%, 04/04/13	223,638
701,000		#, S, Z	Vega Capital LTD. - Class D Catastrophe Linked Nts., 06/24/11	1,269,686
				8,736,269
			Foreign Government Bonds: 23.9%
200,000		#	Arab Republic of Egypt, 5.750%, due 04/29/20	215,250
200,000		#	Arab Republic of Egypt, 6.875%, due 04/30/40	226,000
EGP	2,835,000	#, S	Arab Republic of Egypt, 8.750%, due 07/18/12	500,470
$1,025,000		S	Argentina Government International Bond, 2.500%, due 12/15/35	127,613
1,315,000		+, S	Argentina Government International Bond, 2.500%, due 12/31/38	540,465
EUR	1,450,000		Argentina Government International Bond, 2.623%, due 12/15/35	213,683
$610,000			Argentina Government International Bond, 7.000%, due 09/12/13	575,688
2,590,000			Argentina Government International Bond, 7.000%, due 10/03/15	2,308,985
AUD	70,000		Australia Government International Bond, 6.000%, due 02/15/17	71,649
AUD	130,000		Australia Government International Bond, 6.250%, due 04/15/15	132,741
EUR	130,000	#	Austria Government International Bond, 4.350%, due 03/15/19	199,789
EUR	130,000		Austria Government International Bond, 4.650%, due 01/15/18	202,796
EUR	200,000		Belgium Government International Bond, 5.500%, due 09/28/17	321,414
$160,000		+, #, S	Belize Government International Bond, 6.000%, due 02/20/29	140,000
410,000			Brazil Government International Bond, 5.625%, due 01/07/41	452,025
120,000			Brazil Government International Bond, 7.125%, due 01/20/37	158,400
BRL	705,000		Brazil Notas do Tesouro Nacional Series F, 6.000%, due 05/15/45	832,256
BRL	5,467,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/12	3,253,880
BRL	18,762,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/17	10,512,209
$5,260,000			Brazil Notas do Tesouro Nacional Series F, 10.000%, due 01/01/21	2,854,747
EUR	415,000		Bundesobligation, 2.250%, due 04/10/15	587,312
EUR	250,000		Bundesrepublik Deutschland, 3.500%, due 07/04/19	376,380
EUR	155,000		Bundesrepublik Deutschland, 4.250%, due 07/04/39	267,555
EUR	305,000		Bundesschatzanweisungen, 0.500%, due 06/15/12	413,847
CAD	990,000		Canadian Government International Bond, 3.000%, due 12/01/15	1,007,993
CAD	470,000		Canadian Government International Bond, 4.000%, due 06/01/17	504,461
CAD	155,000		Canadian Government International Bond, 4.250%, due 06/01/18	168,963
$200,000			Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 7.650%, due 09/07/11	203,250
DKK	160,000		Denmark Government International Bond, 4.000%, due 11/15/17	32,984
DKK	840,000		Denmark Government International Bond, 4.000%, due 11/15/19	175,004
$300,000		#	Dominican Republic International Bond, 7.500%, due 05/06/21	339,450
EGP	1,250,000	Z	Egypt Treasury Bills, 6.420%, due 04/05/11	209,159
EGP	850,000	Z	Egypt Treasury Bills, 6.580%, due 10/19/10	148,789
EGP	2,525,000	Z	Egypt Treasury Bills, 8.530%, due 11/30/10	437,209
$1,450,000		Z	Egypt Treasury Bills, 8.960%, due 11/16/10	251,795
EGP	700,000	Z	Egypt Treasury Bills, 9.070%, due 12/21/10	120,503
EGP	1,000,000	Z	Egypt Treasury Bills, 9.070%, due 01/18/11	170,917
EGP	1,275,000	Z	Egypt Treasury Bills, 9.110%, due 02/01/11	217,142
$2,500,000		Z	Egypt Treasury Bills, 9.120%, due 11/16/10	407,180
EGP	2,200,000	Z	Egypt Treasury Bills, 9.140%, due 10/05/10	385,956
EGP	1,925,000	Z	Egypt Treasury Bills, 9.470%, due 03/08/11	324,557
EGP	1,275,000	Z	Egypt Treasury Bills, 9.680%, due 03/22/11	214,009
EGP	50,000	Z	Egypt Treasury Bills, 9.750%, due 05/10/11	8,285
EGP	2,225,000	Z	Egypt Treasury Bills, 9.780%, due 12/14/10	383,792

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
			Foreign Government Bonds (continued)
ZAR	2,000,000		Eskom Holdings Ltd., 9.250%, due 04/20/18	$301,935
ZAR	6,000,000		Eskom Holdings Ltd., 10.000%, due 01/25/23	952,239
EUR	85,000		Finland Government International Bond, 3.875%, due 09/15/17	128,852
EUR	80,000		France Government International Bond OAT, 4.000%, due 04/25/60	128,592
EUR	270,000		Hellenic Republic Government International Bond, 4.300%, due 03/20/12	351,183
EUR	630,000		Hellenic Republic Government International Bond, 4.500%, due 09/20/37	500,958
EUR	295,000		Hellenic Republic Government International Bond, 4.600%, due 09/20/40	238,440
HUF	117,000,000		Hungary Government International Bond, 6.500%, due 06/24/19	567,380
HUF	160,300,000		Hungary Government International Bond, 6.750%, due 02/24/17	797,141
$300,000		#	Indonesia Government International Bond, 5.875%, due 03/13/20	347,640
290,000		#	Indonesia Government International Bond, 6.625%, due 02/17/37	355,975
1,050,000		#, S	Indonesia Government International Bond, 6.875%, due 01/17/18	1,278,375
425,000		#, S	Indonesia Government International Bond, 7.250%, due 04/20/15	506,813
555,000		#, S	Indonesia Government International Bond, 7.750%, due 01/17/38	764,513
330,000		#, S	Indonesia Government International Bond, 8.500%, due 10/12/35	484,275
160,000		#, S	Indonesia Government International Bond, 10.375%, due 05/04/14	203,008
EUR	75,000		Ireland Government International Bond, 4.500%, due 10/18/18	90,384
EUR	115,000		Ireland Government International Bond, 4.500%, due 04/18/20	133,283
EUR	85,000		Ireland Government International Bond, 4.600%, due 04/18/16	109,244
ILS	6,620,000		Israel Government International Bond, 5.000%, due 01/31/20	1,958,065
ILS	5,350,000		Israel Government International Bond, 6.000%, due 02/28/19	1,704,208
EUR	615,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 12/15/13	872,352
EUR	385,000		Italy Buoni Poliennali Del Tesoro, 3.750%, due 03/01/21	520,874
EUR	595,000		Italy Buoni Poliennali Del Tesoro, 4.000%, due 09/01/20	826,149
EUR	155,000		Italy Buoni Poliennali Del Tesoro, 5.000%, due 09/01/40	220,491
$21,000,000			Japan Government International Bond, 1.000%, due 09/20/20	253,348
252,000,000			Japan Government Five Year Bond, 0.400%, due 09/20/15	3,040,183
JPY	293,000,000		Japan Government Five Year Bond, 0.500%, due 12/20/14	3,552,039
JPY	199,000,000		Japan Government Ten Year Bond, 1.300%, due 06/20/20	2,475,285
JPY	157,000,000		Japan Government Twenty Year Bond, 2.100%, due 06/20/29	2,021,050
JPY	176,000,000		Japan Government Two Year Bond, 0.200%, due 01/15/12	2,110,225
KRW	1,734,000,000		Korea Monetary Stabilization Bond, 4.180%, due 12/02/11	1,542,786
KRW	1,940,000,000		Korea Treasury Bond, 4.750%, due 12/10/11	1,737,386
KRW	2,458,000,000		Korea Treasury Bond, 5.000%, due 06/10/20	2,311,837
MYR	620,000		Malaysia Government International Bond, 3.835%, due 08/12/15	206,134
MXN	1,340,000		Mexican Bonos, 7.250%, due 12/15/16	114,279
MXN	36,040,000		Mexican Bonos, 7.500%, due 06/03/27	3,100,750
MXN	25,980,000		Mexican Bonos, 7.750%, due 12/14/17	2,277,488
MXN	12,200,000		Mexican Bonos, 8.000%, due 12/17/15	1,067,215
MXN	9,670,000		Mexican Bonos, 8.500%, due 12/13/18	889,487
MXN	17,670,000		Mexican Bonos, 10.000%, due 12/05/24	1,869,129
$200,000			Mexico Government International Bond, 5.625%, due 01/15/17	229,800
900,000		I	Morgan Stanley - United Mexican States Credit Linked Nts., 6-month USD LIBOR +1.130%, 11/20/15, 0.000%, due 11/20/15	811,080
EUR	120,000		Netherlands Government International Bond, 4.000%, due 07/15/18	183,818
EUR	70,000		Netherlands Government International Bond, 4.500%, due 07/15/17	109,828
NZD	1,275,000		New Zealand Government International Bond, 6.000%, due 04/15/15	1,000,813
NOK	415,000		Norway Government International Bond, 5.000%, due 05/15/15	78,094
$235,000		S	Panama Government International Bond, 7.125%, due 01/29/26	299,625
335,000		S	Panama Government International Bond, 7.250%, due 03/15/15	402,000
110,000			Panama Government International Bond, 8.875%, due 09/30/27	160,600
240,000			Panama Government International Bond, 9.375%, due 04/01/29	364,800
PHP	8,000,000		Philippine Government International Bond, 4.950%, due 01/15/21	186,590
$600,000		S	Philippine Government International Bond, 6.375%, due 10/23/34	702,000
PLN	4,270,000		Poland Government International Bond, 5.250%, due 10/25/20	1,454,061
PLN	12,555,000		Poland Government International Bond, 5.500%, due 04/25/15	4,382,988
PLN	115,000		Poland Government International Bond, 5.750%, due 04/25/14	40,571
PLN	3,555,000		Poland Government International Bond, 6.250%, due 10/24/15	1,281,697
EUR	130,000		Portugal Obrigacoes do Tesouro OT, 4.350%, due 10/16/17	163,878
EUR	40,000		Portugal Obrigacoes do Tesouro OT, 4.450%, due 06/15/18	49,622
$375,000		#	Qatar Government International Bond, 5.250%, due 01/20/20	414,375
EUR	250,000	#	Queen Street Ltd., 8.878%, due 03/21/11	347,203
$650,000		S	Republic of Colombia, 6.125%, due 01/18/41	747,500
280,000		S	Republic of Colombia, 7.375%, due 01/27/17	346,500
390,000		S	Republic of Colombia, 7.375%, due 03/18/19	495,300
300,000		S	Republic of Colombia, 7.375%, due 09/18/37	396,750
COP	492,000,000		Republic of Colombia, 7.750%, due 04/14/21	321,267
$445,000,000			Republic of Colombia, 9.850%, due 06/28/27	353,439
2,699,000,000			Republic of Colombia, 12.000%, due 10/22/15	1,972,845
460,000		#, S	Republic of Ghana, 8.500%, due 10/04/17	529,000
355,000			Republic of Korea, 5.125%, due 12/07/16	399,609
530,000			Republic of Korea, 7.125%, due 04/16/19	677,518
685,000			Republic of Turkey, 6.750%, due 04/03/18	804,875
200,000		S	Republic of Turkey, 6.750%, due 05/30/40	229,028
120,000			Republic of Turkey, 7.000%, due 09/26/16	142,200
310,000		S	Republic of Turkey, 7.000%, due 03/11/19	370,450
230,000		S	Republic of Turkey, 7.250%, due 03/05/38	276,575
360,000		S	Republic of Turkey, 7.500%, due 07/14/17	438,300
485,000		S	Republic of Turkey, 7.500%, due 11/07/19	598,975
TRY	1,580,000		Republic of Turkey, 10.500%, due 01/15/20	1,206,056
TRY	4,660,000		Republic of Turkey, 11.000%, due 08/06/14	3,485,650
TRY	950,000		Republic of Turkey, 12.000%, due 08/14/13	842,263
TRY	2,620,000		Republic of Turkey, 16.000%, due 03/07/12	2,006,363
$400,000			South Africa Government International Bond, 5.500%, due 03/09/20	449,000
ZAR	6,950,000		South Africa Government International Bond, 6.750%, due 03/31/21	914,354
ZAR	24,040,000		South Africa Government International Bond, 7.250%, due 01/15/20	3,309,938
ZAR	9,330,000		South Africa Government International Bond, 8.000%, due 12/21/18	1,355,428
ZAR	16,220,000		South Africa Government International Bond, 10.500%, due 12/21/26	2,856,689
EUR	815,000		Spain Government International Bond, 4.100%, due 07/30/18	1,131,027
EUR	590,000		Spain Government International Bond, 5.500%, due 07/30/17	893,558
$310,000		#, I	Sri Lanka Government International Bond, 6.250%, due 10/04/20	314,263
SEK	930,000		Sweden Government International Bond, 3.750%, due 08/12/17	150,462
$500,000		#	Ukraine Government International Bond, 6.750%, due 11/14/17	491,550
430,000		#	Ukraine Government International Bond, 7.750%, due 09/23/20	433,763
GBP	315,000		United Kingdom Gilt, 2.250%, due 03/07/14	512,168
GBP	420,000		United Kingdom Gilt, 4.750%, due 03/07/20	757,481
GBP	305,000		United Kingdom Gilt, 4.750%, due 12/07/38	550,267
$410,000		S	Uruguay Government International Bond, 6.875%, due 09/28/25	495,075
425,000			Uruguay Government International Bond, 7.625%, due 03/21/36	550,375
730,000		S	Uruguay Government International Bond, 8.000%, due 11/18/22	941,700
510,000			Venezuela Government International Bond, 7.000%, due 03/31/38	286,875
1,560,000			Venezuela Government International Bond, 7.650%, due 04/21/25	955,500
630,000			Venezuela Government International Bond, 7.750%, due 10/13/19	424,305
85,000			Venezuela Government International Bond, 8.250%, due 10/13/24	55,144
225,000			Venezuela Government International Bond, 8.500%, due 10/08/14	190,125
615,000		S	Venezuela Government International Bond, 9.000%, due 05/07/23	421,275
320,000			Venezuela Government International Bond, 9.250%, due 09/15/27	236,000
470,000			Venezuela Government International Bond, 9.375%, due 01/13/34	321,950
970,000		#	Venezuela Government International Bond, 13.625%, due 08/15/18	916,650
				123,326,370
			Total Other Bonds
			(Cost $120,367,460)	132,062,639
STRUCTURED PRODUCTS: 6.5%
			Structured Products: 6.5%
IDR	630,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/15/24	82,218
IDR	1,870,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	250,538
IDR	1,590,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	213,024
IDR	2,780,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	372,458
IDR	2,090,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	280,013
IDR	1,590,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	222,377
IDR	2,090,000,000		Barclays Bank PLC - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	292,307
COP	525,000,000	I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 11.250%, 10/25/18	356,527
COP	132,000,000	I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	159,793
COP	207,000,000	I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	250,584
COP	361,000,000	I	Citigroup Funding Inc. - Colombia (TES) Unsecured Credit Linked Nts., 7.000%, 02/26/15	437,009
DOP	10,200,000	I	Citigroup Funding Inc. - Dominican Republic Unsecured Credit Linked Nts., 15.000%, 03/12/12	288,645
$430,000			Citigroup Funding, Inc. - Banco Centro Americano de Integracion Economica and Instituto Costarricense de Eletricidad Total Return Linked Nts., 3-month USD-LIBOR-BBA plus 200 basis pts., 10/25/11	430,000
GHS	140,000	I	Citigroup Funding, Inc. - Ghana (Republic of) Credit Linked Nts., 03/09/11	98,707
GHS	315,000		Citigroup Funding, Inc. - Ghana (Republic of) Credit Linked Nts., 03/09/11	222,092
GHS	130,000	I	Citigroup Funding, Inc. - Ghana T-Bond Credit Linked Unsecured Notes, 15.000%, 12/15/10	91,347
IDR	1,290,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/17/24	167,303
IDR	1,410,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	187,447
IDR	2,150,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	285,824
IDR	2,810,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	373,565
IDR	1,620,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	215,365
IDR	1,390,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	192,342
IDR	2,810,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	388,835
IDR	1,620,000,000		Citigroup Funding, Inc. - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	224,168
COP	649,000,000		Citigroup Funding, Inc. - Republic of Colombia Credit Linked Notes, 9.250%, 05/15/14	398,837

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
			Structured Products (continued)
UAH	4,150,000		Citigroup Funding, Inc. - Ukraine Credit Linked Unsecured Nts., 09/01/15	$427,059
$342,500		#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series I, 3.346%*, 04/30/25	226,998
364,378		#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series II, 3.269%*, 04/30/25	241,498
456,109		#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series III, 3.242%*, 04/30/25	302,295
399,623		#, S, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series IV, 3.191%*, 04/30/25	264,857
320,961		#, I, Z	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series V, 3.138%*, 04/30/25	212,723
359,068		#, I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series VI, 3.103%*, 04/30/25	238,804
415,906		#, I	Coriolanus Limited - Pass-Through Emerging Markets Portfolio Credit Linked Nts. Series VII, 3.064%*, 04/30/25	273,472
3,700,000		I	Coriolanus Limited - Pass-Through Rondonia Precatorio Linked Nts., 0%, 12/31/17	1,194,628
COP	13,368,000,000	I	Credit and Repackaged Securities Limited (“CARS”) - Republic of Colombia COP-Linked Medium Term Credit Linked Nts., 10.476%*, 02/08/37	540,938
TRY	4,540,000		Credit and Repackaged Securities Limited (“CARS”) - Republic of Turkey Medium Term Credit Linked Nts., 14.802%*, 03/29/17	1,524,998
RUB	11,097,000	±, I	Credit Suisse International - Moitk Total Return Linked Nts., 8.990%, 03/26/11	36
RUB	15,260,000	I	Credit Suisse International - Moscoblgaz-Finans RUR Total Return Linked Nts., 9.250%, 06/24/12	462,104
RUB	3,200,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	117,009
RUB	4,600,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	173,228
RUB	4,300,000		Credit Suisse International - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	161,930
RUB	21,942,000	I	Credit Suisse International - Oreniz Total Return Linked Nts., 9.240%, 02/21/12	631,237
RUB	19,450,000	I	Credit Suisse International - SPETSSTROY-2 Credit Linked Fully Funded Total Return Linked Nts., 8.590%, 5/20/10	64
VND	3,048,000,000	I	Credit Suisse International - Vietnam Shipbuilding Industry Group Total Return Credit Linked Nts., 10.500%, 01/19/17	62,603
IDR	1,230,000,000		Deutsche Bank AG - Indonesia Credit Linked Unsecured Notes, 12.800%, 06/15/21	189,222
IDR	2,780,000,000		Deutsche Bank AG - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/15/30	375,239
IDR	1,990,000,000		Deutsche Bank AG - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	280,107
RUB	4,010,000		Deutsche Bank AG - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	146,640
RUB	4,760,000		Deutsche Bank AG - OAO Gazprom Credit Linked Nts., 13.120%, 06/26/12	174,066
MXN	385,808		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.090%, 01/05/11	29,315
MXN	252,200		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.520%, 01/05/11	19,163
MXN	252,918		Deutsche Bank AG, London - Arrendadora Capita Corporation SA de CV and The Capita Corporation de Mexico, SA de CV Credit Linked Nts., 9.650%, 01/05/11	19,217
$420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.500%, 02/25/11	377,719
420,000		I	Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.600%, 08/25/11	326,693
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.680%, 02/27/12	298,662
420,000			Deutsche Bank AG, London - Ukrtelecom Floating Rate Credit Linked Total Return Nts., 6-month USD-LIBOR +3.750%, 08/28/12	270,333
900,000		#, S, I	Eirles Two Ltd. 324 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +3.200%, 04/30/12	778,680
900,000		#, I	Eirles Two Ltd. 335 - Floating Rate Credit Linked Nts., 6-month USD-LIBOR +1.650%,04/30/12	840,510
1,280,000		#, S, I	Hallertau SPC 2007-01- Republic of Philippines Credit Linked Nts., 6-month USD-LIBOR +2.050%, 12/20/17	1,100,800
2,355,000		#, S, I	Hallertau SPC 2008-2A - Doux Frangosul S.A. ARGO Avicola Credit Linked Nts., 9.264%, 09/17/13	2,374,547
BRL	2,448,926	#, S, I	Hallertau SPC, Series 2008-1, Certificado de Direitos Creditorios do Agronegocio/Frigorifico Margen Ltda. Credit Linked Nts., 9.888%*, 08/02/10	144,736
RUB	13,220,000		JPMorgan Bank International - Russia Government International Bond Credit Linked Nts., 10.000%, 09/28/11	455,215
IDR	1,600,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.000%, 09/15/24	208,807
IDR	2,970,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/15/30	401,391
IDR	2,780,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/15/30	375,713
IDR	1,410,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	190,559
IDR	1,620,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	218,941
IDR	1,870,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 10.500%, 08/19/30	252,728
IDR	1,070,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/15/25	151,203
IDR	2,150,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/15/25	303,818
IDR	1,620,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	228,924
IDR	1,870,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	264,251
IDR	1,590,000,000		JPMorgan Chase Bank N.A., London - Indonesia Sovereign T-Bond Linked Notes, 11.000%, 09/17/25	224,684
COP	275,000,000	I	JPMorgan Chase Bank N.A., London - Republic of Colombia Credit Linked Notes, 11.000%, 07/24/20	191,666
INR	45,000,000		JPMorgan Chase Bank N.A., London - The Export Import Bank of India, 6.550%, 03/13/13	958,985
IDR	4,190,000,000		JPMorgan Chase Bank, N.A., Singapore - Indonesia Credit Linked Nts., 12.800%, 06/17/21	640,448
COP	392,000,000	I	LatAm Walker Cayman Trust Series 2006-102 - COP and Colombia Credit Linked Nts., 10.000%, 11/17/16	218,461
$501,067		I	MicroAccess Trust 2007 - MicroFinance Institutional Loans, Credit Linked Nts., 7.550%, 5/24/12	372,093
BRL	6,135,000		Morgan Stanley - Brazilian Real and Credit Linked Nts., 12.551%*, 01/05/22	525,754
PEN	832,000	#	Morgan Stanley - PEN Denominated Credit Linked Nts., 6.250%, 03/23/17	249,973
$200,000		I	Morgan Stanley - The State Road Administration of Ukraine (Republic of) Credit Linked Nts., 6-month USD-LIBOR +2.67%, 10/15/17	166,000
630,000		I	Morgan Stanley - The State Road Administration of Ukraine/Republic of Ukraine Credit Linked Nts., 6-month USD-LIBOR +1.80%, 10/15/17	522,900
RUB	2,768,458		Morgan Stanley & Co. International Ltd. - Red Arrow International Leasing PLC Total Return Linked Nts., 8.375%, 07/06/12	92,315
RUB	13,433,837		Morgan Stanley & Co. International PLC - EM Whole Loan SA /Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5.000%, 08/22/34	216,254
$1,278,696			Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,275,627
1,706,711			Morgan Stanley Capital Services Inc. - WTI Trading Limited Total Return Linked Nts., 15.000%, 03/08/12	1,702,274
MXN	2,070,000	I	Reforma BLN-Backed I - Class 1A Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	165,076
MXN	414,000	I	Reforma BLN-Backed I - Class 1B Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	33,015
MXN	690,000	I	Reforma BLN-Backed I - Class 1C Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	55,025
MXN	345,000	I	Reforma BLN-Backed I - Class 1D Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	27,513
MXN	483,000	I	Reforma BLN-Backed I - Class 1E Asset-Backed Variable Funding Notes, TIIE +2.000%, 07/31/14	38,518
MXN	197,523	I	Reforma BLN-Backed I - Class 2A Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	15,752
MXN	345,571	I	Reforma BLN-Backed I - Class 2B Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	27,558
MXN	5,210,380	I	Reforma BLN-Backed I - Class 2C Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	415,511
MXN	379,725	I	Reforma BLN-Backed I - Class 2D Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	30,282
MXN	275,878	I	Reforma BLN-Backed I - Class 2E Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	22,000
MXN	176,189	I	Reforma BLN-Backed I - Class 2F Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	14,051
MXN	32,447	I	Reforma BLN-Backed I - Class 2G Asset-Backed Variable Funding Notes, TIIE +3.500%, 05/20/15	2,588
$300,000		#, S, I	Salisbury Intl. Investments Ltd. - Series 2006-003 Tranche E, Secured Credit Linked Nts., 3-month USD-LIBOR +4.150%, 07/22/11	281,790
GHS	295,000	I	Standard Bank PLC - Ghana T-Bond Credit Linked Unsecured Notes, 10.915%*, 03/23/11	196,643
GHS	160,000	I	Standard Bank PLC - Ghana T-Bond Credit Linked Unsecured Notes, 12.606%*, 01/05/11	108,766
GHS	280,000	I	Standard Bank PLC - Ghana T-Bond Credit Linked Unsecured Notes, 12.684%*, 11/24/10	193,125
GHS	160,000	I	Standard Chartered PLC - Ghana (Republic of) Credit Linked Nts., 03/07/11	113,152
GHS	263,055	I	UBS AG, Jersey - Ghana (Republic of) Credit Linked Nts., 14.470%, 12/28/11	187,831
			Total Structured Products
			(Cost $36,849,980)	33,620,635

Shares			Value
COMMON STOCK: 1.3%
		Consumer Discretionary: 0.5%
33,895	@, S	Charter Communications, Inc.	$1,101,588
34,484	@	Dana Holding Corp.	424,843
7,250	@, I	Greektown Holdings, LLC	768,500
549	@	Greektown Super Holding	48,587
14,240	@	Visteon Corporation	394,306
			2,737,824
		Consumer Staples: 0.0%
12,144	@, #, S	MHP S.A. GDR	183,982
			183,982
		Financials: 0.1%
144,498	@, #, S, I	Arco Capital Corp. Ltd	433,494
			433,494
		Materials: 0.5%
87,748	@	Smurfit-Stone Container Corp.	1,611,931
55,961	@	Solutia, Inc.	896,495
			2,508,426
		Telecommunication Services: 0.2%
191,198	@	Sprint Nextel Corp.	885,247
			885,247
		Total Common Stock
		(Cost $8,670,527)	6,748,973
MUTUAL FUNDS: 3.9%
		Open-End Funds: 3.9%
1,808,566	@	Oppenheimer Master Loan Fund	20,150,066
		Total Mutual Funds
		(Cost $17,992,953)	20,150,066
PREFERRED STOCK: 0.4%
		Financials: 0.4%
1,930	#, P	Ally Financial, Inc.	1,770,775
3,699		Citigroup Capital XII	92,475
		Total Preferred Stock
		(Cost $1,637,940)	1,863,250
WARRANTS: 0.0%
		Consumer Staples: 0.0%
1,340		ASG Warrant Corp.	147,400
		Total Warrants
		(Cost $70,150)	147,400

Notional			Fair
Amount			Value
POSITIONS IN PURCHASED OPTIONS: 0.3%
		Foreign Currency Options: 0.0%
JPY	33,000,000	Put Option OTC - Goldman Sachs & Co.
		KRW vs JPY
		Strike @ 11.955 (KRW)-Exp 11/29/10	$180

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Notional					Fair
Amount					Value
			Foreign Currency Options (continued)
JPY	33,000,000		Put Option OTC - Bank of America
			KRW vs JPY
			Strike @ 12.050 (KRW)-Exp 11/29/10		$221
JPY	33,000,000		Put Option OTC - Bank of America
			KRW vs JPY
			Strike @ 12.200 (KRW)-Exp 11/29/10		359
JPY	31,000,000		Put Option OTC - Goldman Sachs & Co.
			KRW vs JPY
			Strike @ 12.250 (KRW)-Exp 11/29/10		427
JPY	31,000,000		Put Option OTC - Citigroup, Inc.
			KRW vs JPY
			Strike @ 12.440 (KRW)-Exp 11/29/10		759
					1,946

# of
Contracts					Value
			Options on Exchange-Traded Futures Contracts: 0.3%
251			Call Option CBOT
			U.S. Treasury 10-Year Note Future 12/10
			Strike @ $126.00-Exp 11/26/10		349,048
251			Call Option CBOT
			U.S. Treasury 10-Year Note Future 12/10
			Strike @ $126.50-Exp 11/26/10		290,219
481			Call Option CBOT
			U.S. Treasury Long Bond Future 12/10
			Strike @ $136.00-Exp 11/26/10		894,362
					1,533,629
			Total Positions in Purchased Options
			(Cost $1,666,202)		1,535,575
			Total Long-Term Investments
			(Cost $473,451,594)		486,271,568

Shares					Value
SHORT-TERM INVESTMENTS: 10.9%
			Affiliated Mutual Fund: 6.1%
31,780,620			ING Institutional Prime Money Market Fund - Class I		$31,780,620
			Total Mutual Fund
			(Cost $31,780,620)		31,780,620

Principal Amount					Value
			U.S. Treasury Bills: 0.2%
$1,000,000			0.120%, due 12/02/10		$999,793
			Total U.S. Treasury Bills
			(Cost $999,793)		999,793

			Securities Lending Collateral(cc): 4.6%
23,259,157			BNY Mellon Overnight Government Fund (1)		23,259,157
435,640		I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		348,512
			Total Securities Lending Collateral
			(Cost $23,694,797)		23,607,669
			Total Short-Term Investments
			(Cost $56,475,210)		56,388,082
			Total Investments in Securities
			(Cost $529,926,804)*	105.0%	$542,659,650
			Other Assets and Liabilities - Net	(5.0)	(25,797,325)
			Net Assets	100.0%	$516,862,325

		@	Non-income producing security
		&	Payment-in-kind
		GDR	Global Depositary Receipt
		MASTR	Mortgage Asset Securitization Transaction, Inc.
		+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
		(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		W	Settlement is on a when-issued or delayed-delivery basis.
		S

All or a portion of this security has been identified by the Fund to cover future collateral requirements for applicable futures, options, swaps, foreign currency contracts and/or when-issued or delayed-delivery securities.

		I	Illiquid security
		L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
		**	Investment in affiliate
		±	Defaulted security
		^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		AUD	Australian Dollar
		BRL	Brazilian Real
		CAD	Canadian Dollar
		COP	Colombian Peso
		DKK	Danish Krone
		DOP	Dominican Peso
		EGP	Egyptian Pound
		EUR	EU Euro
		GBP	British Pound
		GHS	Ghanian Cedi
		HUF	Hungarian Forint
		IDR	Indonesian Rupiah
		ILS	Israeli New Shekel
		INR	Indian Rupee
		JPY	Japanese Yen
		KRW	South Korean Won
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		PLN	Polish Zloty
		RUB	Russian Ruble
		SEK	Swedish Krona
		TRY	Turkish Lira
		UAH	Ukrainian Hryvnia
		VND	Vietnamese Dong
		ZAR	South African Rand

		*	Cost for federal income tax purposes is $530,086,831.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$34,357,013
			Gross Unrealized Depreciation		(21,784,194)
			Net Unrealized Appreciation		$12,572,819

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$1,526,431	$—	$1,211,393	$2,737,824
Consumer Staples	183,982	—	—	183,982
Financials	—	—	433,494	433,494
Materials	2,508,426	—	—	2,508,426
Telecommunication Services	885,247	—	—	885,247
Total Common Stock	5,104,086	—	1,644,887	6,748,973
Mutual Funds	20,150,066	—	—	20,150,066
Preferred Stock	—	1,863,250	—	1,863,250
Warrants	—	—	147,400	147,400
Positions In Purchased Options	1,533,629	—	1,946	1,535,575
Corporate Bonds/Notes	—	201,773,569	1,504,772	203,278,341
U.S. Government Agency Obligations	—	39,729,470	—	39,729,470
U.S. Treasury Obligations	—	462,423	—	462,423
Asset-Backed Securities	—	4,563,091	1,601,700	6,164,791
Collateralized Mortgage Obligations	—	40,375,511	132,494	40,508,005
Other Bonds	—	121,449,554	10,613,085	132,062,639
Structured Products	—	—	33,620,635	33,620,635
Short-Term Investments	55,039,777	999,793	348,512	56,388,082
Total Investments, at value	$81,827,558	$411,216,661	$49,615,431	$542,659,650
Other Financial Instruments+:
Forward foreign currency contracts	—	3,139,961	—	3,139,961
Futures	952,212	—	—	952,212
Swaps, at value	—	728,671	697,654	1,426,325
Unfunded loan commitment, at value	—	—	4,041	4,041
Total Assets	$82,779,770	$415,085,293	$50,317,126	$548,182,189

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(2,865,941)	$—	$(2,865,941)
Futures	(333,558)	—	—	(333,558)
Swaps, at value	—	(261,199)	(723,261)	(984,460)
Written options	—	—	(3,341)	(3,341)
Total Liabilities	$(333,558)	$(3,127,140)	$(726,602)	$(4,187,300)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Common Stock	$361,245	$1,168,716	$—	$—	$—	$114,926	$—	$—	$1,644,887
Warrants	—	70,150	—	—	—	77,250	—	—	147,400
Positions In Purchased Options	6,120	41,986	—	—	(824,320)	778,160	—	—	1,946
Corporate Bonds/Notes	4,568,259	98,050	(833,664)	(8,401)	193,314	(83,231)	—	(2,429,555)	1,504,772
Asset-Backed Securities	1,786,789	179,996	(311,073)	(1,508)	4,273	(56,777)	—	—	1,601,700
Collateralized Mortgage Obligations	134,621	—	(41,072)	1,190	10,993	26,762	—	—	132,494
Other Bonds	36,264,343	6,520,177	(5,363,465)	(10,046)	246,419	456,963	1,009,150	(28,510,456)	10,613,085
Structured Products	29,599,411	11,494,764	(12,114,513)	(383,628)	1,160,934	3,863,667	—	—	33,620,635
Short-Term Investments	348,512	—	—	—	—	—	—	—	348,512
Total Investments, at value	$73,069,300	$19,573,839	$(18,663,787)	$(402,393)	$791,613	$5,177,721	$1,009,150	$(30,940,011)	$49,615,431
Other Financial Instruments+:
Swaps, at value	242,229	—	(186,589)	(5,312)	186,589	460,737	—	—	697,654
Unfunded loan commitment, at value	(56,875)		60,916	—	—	—			4,041
Total Assets	$73,254,654	$19,573,839	$(18,789,460)	$(407,705)	$978,202	$5,638,458	$1,009,150	$(30,940,011)	$50,317,126

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$(613,188)	$—	$81,793	$18	$(81,793)	$(110,091)	$—	$—	$(723,261)
Written options	(9,752)	(41,986)	—	—	10,952	37,445	—	—	(3,341)
Total Liabilities	$(622,940)	$(41,986)	$81,793	$18	$(70,841)	$(72,646)	$—	$—	$(726,602)

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $5,063,673.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING Oppenheimer Global Strategic Income Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)

Australian Dollar
AUD 60,000	BUY	10/18/10	$55,636	$57,863	$2,227
Australian Dollar
AUD 90,000	BUY	10/18/10	84,117	86,794	2,677
Canadian Dollar
CAD 60,000	BUY	10/18/10	58,069	58,291	222
Canadian Dollar
CAD 80,000	BUY	10/18/10	77,558	77,722	164
Canadian Dollar
CAD 10,000	BUY	10/18/10	9,695	9,715	20
Swiss Franc
CHF 30,000	BUY	10/18/10	29,481	30,535	1,054
EU Euro
EUR 30,000	BUY	10/18/10	38,322	40,892	2,570
EU Euro
EUR 30,000	BUY	10/18/10	39,127	40,892	1,765
Mexican Peso
MXN 1,900,000	BUY	11/16/10	147,321	150,158	2,837
New Zealand Dollar
NZD 90,000	BUY	10/18/10	63,790	65,936	2,146
Polish Zloty
PLN 70,000	BUY	10/18/10	22,887	24,048	1,161
Swedish Krona
SEK 400,000	BUY	10/18/10	55,748	59,316	3,568
Swedish Krona
SEK 800,000	BUY	10/18/10	113,493	118,631	5,138
Chinese Yuan
CNY 200,000	BUY	6/7/11	29,940	30,090	150
EU Euro
EUR 450,000	BUY	11/10/10	548,541	613,268	64,727
EU Euro
EUR 345,000	BUY	11/10/10	436,175	470,172	33,997
EU Euro
EUR 20,000	BUY	10/18/10	26,085	27,261	1,176
South African Rand
ZAR 7,200,000	BUY	11/15/10	998,668	1,025,166	26,498
Malaysian Ringgit
MYR 390,000	BUY	11/10/10	120,092	125,977	5,885
Japanese Yen
JPY 53,000,000	BUY	11/10/10	578,325	635,127	56,802
Australian Dollar
AUD 10,000	BUY	10/18/10	9,346	9,644	298
Australian Dollar
AUD 50,000	BUY	10/18/10	47,842	48,219	377
Australian Dollar
AUD 50,000	BUY	10/18/10	47,842	48,219	377
Canadian Dollar
CAD 2,000	BUY	10/18/10	1,939	1,943	4
Canadian Dollar
CAD 50,000	BUY	10/18/10	48,698	48,576	(122)
Canadian Dollar
CAD 18,000	BUY	10/18/10	17,531	17,487	(44)
Swiss Franc
CHF 120,000	BUY	10/18/10	118,822	122,140	3,318
Swiss Franc
CHF 80,000	BUY	10/18/10	81,209	81,426	217
Swiss Franc
CHF 50,000	BUY	10/18/10	50,756	50,892	136
Swiss Franc
CHF 80,000	BUY	10/18/10	81,209	81,426	217
EU Euro
EUR 2,350,000	BUY	12/21/10	3,064,400	3,201,559	137,159
British Pound
GBP 620,000	BUY	12/21/10	965,638	973,388	7,750
Japanese Yen
JPY 1,000,000	BUY	10/18/10	11,877	11,981	104
Japanese Yen
JPY 2,000,000	BUY	10/18/10	23,715	23,962	247

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Norwegian Krone
NOK 700,000	BUY	10/18/10	$113,966	$118,908	$4,942
Polish Zloty
PLN 850,000	BUY	11/2/10	281,373	291,672	10,299
Swedish Krona
SEK 300,000	BUY	10/18/10	42,560	44,487	1,927
Swedish Krona
SEK 600,000	BUY	10/18/10	88,075	88,974	899
Swedish Krona
SEK 300,000	BUY	10/18/10	44,038	44,487	449
EU Euro
EUR 30,000	BUY	10/18/10	38,669	40,892	2,223
British Pound
GBP 40,000	BUY	10/18/10	61,585	62,827	1,242
Australian Dollar
AUD 200,000	BUY	10/18/10	179,376	192,876	13,500
Canadian Dollar
CAD 60,000	BUY	10/18/10	57,118	58,291	1,173
Canadian Dollar
CAD 60,000	BUY	10/18/10	57,676	58,291	615
Swiss Franc
CHF 100,000	BUY	10/18/10	97,385	101,783	4,398
EU Euro
EUR 20,000	BUY	10/18/10	25,498	27,261	1,763
British Pound
GBP 30,000	BUY	10/18/10	46,604	47,121	517
Norwegian Krone
NOK 100,000	BUY	10/18/10	15,899	16,987	1,088
Polish Zloty
PLN 12,965,000	BUY	11/2/10	4,110,914	4,448,856	337,942
Swedish Krona
SEK 400,000	BUY	10/18/10	53,502	59,316	5,814
Japanese Yen
JPY 106,000,000	BUY	11/10/10	1,137,058	1,270,255	133,197
Australian Dollar
AUD 50,000	BUY	10/18/10	44,027	48,219	4,192
Australian Dollar
AUD 10,000	BUY	10/18/10	8,969	9,644	675
Australian Dollar
AUD 70,000	BUY	10/18/10	62,782	67,507	4,725
Canadian Dollar
CAD 100,000	BUY	10/18/10	93,940	97,152	3,212
Canadian Dollar
CAD 10,000	BUY	10/18/10	9,520	9,715	195
EU Euro
EUR 40,000	BUY	10/18/10	50,755	54,523	3,768
Japanese Yen
JPY 59,000,000	BUY	11/2/10	692,570	706,966	14,396
Mexican Peso
MXN 500,000	BUY	10/18/10	38,420	39,622	1,202
Norwegian Krone
NOK 100,000	BUY	10/18/10	16,062	16,987	925
New Zealand Dollar
NZD 10,000	BUY	10/18/10	7,024	7,326	302
Australian Dollar
AUD 20,000	BUY	10/18/10	19,137	19,288	151
Brazilian Real
BRL 1,260,000	BUY	10/4/10	711,221	744,042	32,821
Chilean Peso
CLP 258,000,000	BUY	10/4/10	512,515	533,363	20,848
Turkish Lira
TRY 1,475,000	BUY	11/1/10	958,259	1,014,011	55,752
EU Euro
EUR 390,000	BUY	11/10/10	504,604	531,499	26,895
Argentine Peso
ARS 3,650,000	BUY	11/15/10	912,272	911,380	(892)
Argentine Peso
ARS 1,475,000	BUY	3/29/11	355,850	354,845	(1,005)
Australian Dollar
AUD 90,000	BUY	10/18/10	79,402	86,794	7,392
Australian Dollar
AUD 10,000	BUY	10/18/10	8,805	9,644	839
Swiss Franc
CHF 10,000	BUY	10/18/10	9,667	10,178	511
EU Euro
EUR 60,000	BUY	10/18/10	76,597	81,784	5,187

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 4,000,000	BUY	10/18/10	$46,415	$47,923	$1,508
Mexican Peso
MXN 2,700,000	BUY	10/15/10	211,418	214,007	2,589
New Zealand Dollar
NZD 190,000	BUY	10/18/10	133,538	139,198	5,660
EU Euro
EUR 185,000	BUY	11/10/10	226,593	252,121	25,528
EU Euro
EUR 185,000	BUY	11/10/10	225,629	252,121	26,492
South Korean Won
KRW 485,000,000	BUY	11/26/10	415,667	424,289	8,622
Polish Zloty
PLN 10,000	BUY	10/18/10	3,290	3,435	145
Brazilian Real
BRL 1,700,000	BUY	10/4/10	959,585	1,003,867	44,282
South Korean Won
KRW 420,000,000	BUY	11/16/10	360,484	367,597	7,113
Polish Zloty
PLN 625,000	BUY	11/10/10	187,857	214,323	26,466
Kazakhstani Tenge
KZT 19,000,000	BUY	3/10/11	129,604	128,568	(1,036)
Russian Ruble
RUB 23,000,000	BUY	10/7/10	719,762	751,548	31,786
Australian Dollar
AUD 40,000	BUY	10/18/10	35,538	38,575	3,037
Canadian Dollar
CAD 120,000	BUY	10/18/10	115,246	116,583	1,337
Swiss Franc
CHF 50,000	BUY	10/18/10	47,569	50,892	3,323
British Pound
GBP 10,000	BUY	10/18/10	15,563	15,707	144
New Zealand Dollar
NZD 6,000	BUY	10/18/10	4,223	4,396	173
British Pound
GBP 10,000	BUY	10/18/10	15,816	15,707	(109)
Russian Ruble
RUB 31,400,000	BUY	11/8/10	1,012,903	1,023,761	10,858
Mexican Peso
MXN 300,000	BUY	10/18/10	23,443	23,773	330
Australian Dollar
AUD 160,000	BUY	10/18/10	142,190	154,301	12,111
Canadian Dollar
CAD 20,000	BUY	10/18/10	19,139	19,430	291
Swiss Franc
CHF 20,000	BUY	10/18/10	19,097	20,357	1,260
EU Euro
EUR 15,000	BUY	11/10/10	18,969	20,442	1,473
Hungarian Forint
HUF 197,000,000	BUY	11/10/10	956,190	966,908	10,718
Indonesian Rupiah
IDR 5,581,000,000	BUY	11/22/10	617,709	619,469	1,760
Japanese Yen
JPY 1,000,000	BUY	10/18/10	11,641	11,981	340
Japanese Yen
JPY 13,000,000	BUY	10/18/10	150,849	155,751	4,902
Japanese Yen
JPY 1,000,000	BUY	10/18/10	11,604	11,981	377
Mexican Peso
MXN 1,400,000	BUY	10/18/10	109,405	110,941	1,536
Norwegian Krone
NOK 100,000	BUY	10/18/10	16,168	16,987	819
Norwegian Krone
NOK 600,000	BUY	10/18/10	101,965	101,921	(44)
Mexican Peso
MXN 1,322,000	BUY	10/8/10	105,333	104,842	(491)
Ghanian Cedi
GHS 163,306	BUY	10/1/10	114,520	114,601	81
Mexican Peso
MXN 16,460,000	BUY	11/16/10	1,272,221	1,300,840	28,619
Malaysian Ringgit
MYR 5,490,000	BUY	11/30/10	1,733,666	1,770,910	37,244
Turkish Lira
TRY 2,975,000	BUY	10/13/10	1,963,567	2,051,966	88,399

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Argentine Peso
ARS 1,475,000	BUY	3/29/11	$355,850	$354,845	$(1,005)
Australian Dollar
AUD 20,000	BUY	10/18/10	17,774	19,288	1,514
Australian Dollar
AUD 160,000	BUY	10/18/10	142,190	154,301	12,111
Australian Dollar
AUD 30,000	BUY	10/18/10	26,661	28,931	2,270
Brazilian Real
BRL 1,700,000	BUY	11/3/10	988,890	997,425	8,535
Canadian Dollar
CAD 20,000	BUY	10/18/10	19,139	19,430	291
Swiss Franc
CHF 140,000	BUY	11/10/10	127,157	142,529	15,372
Swiss Franc
CHF 20,000	BUY	10/18/10	19,097	20,357	1,260
Swiss Franc
CHF 40,000	BUY	10/18/10	38,195	40,713	2,518
EU Euro
EUR 10,000	BUY	10/18/10	13,474	13,631	157
British Pound
GBP 10,000	BUY	10/18/10	15,563	15,707	144
Japanese Yen
JPY 183,000,000	BUY	11/2/10	2,142,443	2,192,793	50,350
Japanese Yen
JPY 2,000,000	BUY	10/18/10	23,810	23,962	152
South Korean Won
KRW 653,000,000	BUY	10/29/10	560,635	572,003	11,368
Mexican Peso
MXN 31,510,000	BUY	10/15/10	2,455,235	2,497,546	42,311
Malaysian Ringgit
MYR 5,320,000	BUY	11/22/10	1,707,975	1,717,019	9,044
Norwegian Krone
NOK 300,000	BUY	10/18/10	48,504	50,961	2,457
Norwegian Krone
NOK 500,000	BUY	10/18/10	80,841	84,934	4,093
Polish Zloty
PLN 665,000	BUY	11/10/10	198,864	228,040	29,176
Russian Ruble
RUB 12,940,000	BUY	10/7/10	418,094	422,828	4,734
Swedish Krona
SEK 200,000	BUY	10/18/10	27,123	29,658	2,535
Brazilian Real
BRL 500,000	BUY	10/4/10	291,800	295,255	3,455
Japanese Yen
JPY 36,000,000	BUY	10/18/10	426,869	431,309	4,440
Canadian Dollar
CAD 10,000	BUY	10/18/10	9,740	9,715	(25)
Indian Rupee
INR 45,000,000	BUY	11/3/10	948,567	995,111	46,544
Swedish Krona
SEK 100,000	BUY	10/18/10	14,679	14,829	150
EU Euro
EUR 355,000	BUY	11/10/10	447,007	483,801	36,794
EU Euro
EUR 450,000	BUY	11/10/10	551,531	613,268	61,737
Mexican Peso
MXN 100,000	BUY	10/18/10	7,811	7,924	113
Japanese Yen
JPY 53,000,000	BUY	11/10/10	571,530	635,127	63,597
Indonesian Rupiah
IDR 1,273,000,000	BUY	11/22/10	140,897	141,298	401
Indian Rupee
INR 155,000,000	BUY	11/3/10	3,267,285	3,427,604	160,319
Japanese Yen
JPY 9,000,000	BUY	10/18/10	105,116	107,827	2,711
Japanese Yen
JPY 49,000,000	BUY	11/2/10	574,994	587,141	12,147
South Korean Won
KRW 830,000,000	BUY	10/19/10	713,242	727,346	14,104
Mexican Peso
MXN 1,800,000	BUY	10/18/10	136,935	142,638	5,703
Polish Zloty
PLN 70,000	BUY	10/18/10	22,409	24,048	1,639
Polish Zloty
PLN 13,345,000	BUY	11/2/10	4,242,839	4,579,250	336,411

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Hungarian Forint
HUF 216,000,000	BUY	11/10/10	$951,630	$1,060,163	$108,533
Singapore Dollar
SGD 110,000	BUY	11/10/10	79,023	83,637	4,614
Philippine Peso
PHP 31,000,000	BUY	10/13/10	701,357	705,408	4,051
Canadian Dollar
CAD 10,000	BUY	10/18/10	9,524	9,715	191
Swiss Franc
CHF 40,000	BUY	10/18/10	38,801	40,713	1,912
Swedish Krona
SEK 200,000	BUY	10/18/10	27,123	29,658	2,535
Australian Dollar
AUD 30,000	BUY	10/18/10	27,370	28,931	1,561
Canadian Dollar
CAD 30,000	BUY	10/18/10	28,838	29,146	308
Swiss Franc
CHF 70,000	BUY	10/18/10	68,860	71,248	2,388
Swiss Franc
CHF 60,000	BUY	10/18/10	58,962	61,070	2,108
EU Euro
EUR 510,000	BUY	11/8/10	649,985	695,050	45,065
British Pound
GBP 20,000	BUY	10/18/10	30,895	31,414	519
Japanese Yen
JPY 49,000,000	BUY	11/2/10	572,156	587,141	14,985
Norwegian Krone
NOK 400,000	BUY	10/18/10	65,409	67,948	2,539
Swedish Krona
SEK 200,000	BUY	10/18/10	27,665	29,658	1,993
South Korean Won
KRW 353,000,000	BUY	11/26/10	302,978	308,812	5,834
Hungarian Forint
HUF 425,000,000	BUY	11/10/10	1,889,309	2,085,970	196,661
Brazilian Real
BRL 1,235,000	BUY	10/4/10	708,345	729,280	20,935
EU Euro
EUR 840,000	BUY	11/10/10	1,008,251	1,144,768	136,517
Swiss Franc
CHF 10,000	BUY	10/18/10	10,151	10,178	27
New Zealand Dollar
NZD 120,000	BUY	10/18/10	87,064	87,914	850
Philippine Peso
PHP 30,000,000	BUY	10/13/10	678,656	682,653	3,997
Russian Ruble
RUB 21,710,000	BUY	11/8/10	683,134	707,830	24,696
Chilean Peso
CLP 258,000,000	BUY	10/4/10	516,000	533,363	17,363
Chinese Yuan
CNY 9,700,000	BUY	6/7/11	1,432,792	1,459,348	26,556
Chinese Yuan
CNY 9,700,000	BUY	6/7/11	1,433,003	1,459,348	26,345
Chinese Yuan
CNY 2,780,000	BUY	6/20/11	411,395	418,437	7,042
South Korean Won
KRW 1,372,000,000	BUY	11/29/10	1,185,006	1,200,087	15,081
Kazakhstani Tenge
KZT 18,700,000	BUY	2/28/11	127,776	126,543	(1,233)
Kazakhstani Tenge
KZT 18,700,000	BUY	2/28/11	127,471	126,543	(928)
Kazakhstani Tenge
KZT 18,700,000	BUY	2/28/11	127,645	126,543	(1,102)
Polish Zloty
PLN 60,000	BUY	10/18/10	20,444	20,613	169
Russian Ruble
RUB 28,100,000	BUY	10/7/10	926,017	918,196	(7,821)
Russian Ruble
RUB 16,830,000	BUY	10/7/10	553,054	549,937	(3,117)
Russian Ruble
RUB 10,060,000	BUY	10/7/10	318,657	328,721	10,064
South African Rand
ZAR 900,000	BUY	11/1/10	126,075	128,446	2,371
					$3,079,780

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 216,000,000	SELL	12/21/10	$2,521,921	$2,589,897	$(67,976)
Norwegian Krone
NOK 800,000	SELL	10/18/10	130,783	135,895	(5,112)
Australian Dollar
AUD 60,000	SELL	10/18/10	56,078	57,863	(1,785)
Swiss Franc
CHF 60,000	SELL	10/18/10	59,411	61,070	(1,659)
Swedish Krona
SEK 400,000	SELL	10/18/10	56,747	59,316	(2,569)
Canadian Dollar
CAD 60,000	SELL	10/18/10	58,169	58,291	(122)
British Pound
GBP 20,000	SELL	10/18/10	31,236	31,414	(178)
Norwegian Krone
NOK 200,000	SELL	10/18/10	32,696	33,974	(1,278)
Japanese Yen
JPY 7,000,000	SELL	10/18/10	81,586	83,866	(2,280)
Swiss Franc
CHF 110,000	SELL	10/18/10	108,921	111,961	(3,040)
Japanese Yen
JPY 1,000,000	SELL	10/18/10	11,655	11,981	(326)
Swiss Franc
CHF 10,000	SELL	10/18/10	9,902	10,178	(276)
Brazilian Real
BRL 2,100,000	SELL	11/3/10	1,221,569	1,232,113	(10,544)
Australian Dollar
AUD 137,000	SELL	10/29/10	131,397	131,939	(542)
Canadian Dollar
CAD 520,000	SELL	10/29/10	503,305	505,067	(1,762)
Swiss Franc
CHF 127,000	SELL	10/29/10	129,035	129,278	(243)
EU Euro
EUR 2,355,000	SELL	10/29/10	3,176,895	3,209,782	(32,887)
British Pound
GBP 325,000	SELL	10/29/10	511,966	510,432	1,534
Russian Ruble
RUB 14,390,000	SELL	11/8/10	456,101	469,170	(13,069)
Russian Ruble
RUB 8,610,000	SELL	10/7/10	273,507	281,340	(7,833)
Japanese Yen
JPY 85,000,000	SELL	11/15/10	1,014,683	1,018,657	(3,974)
Polish Zloty
PLN 3,680,000	SELL	11/2/10	1,182,823	1,262,768	(79,945)
EU Euro
EUR 370,000	SELL	11/10/10	469,597	504,243	(34,646)
Mexican Peso
MXN 1,900,000	SELL	10/18/10	144,795	150,563	(5,768)
Kazakhstani Tenge
KZT 18,700,000	SELL	2/28/11	126,694	126,543	151
Swedish Krona
SEK 100,000	SELL	10/18/10	14,187	14,829	(642)
EU Euro
EUR 245,000	SELL	10/6/10	308,715	333,982	(25,267)
Colombian Peso
COP 1,218,000,000	SELL	11/23/10	674,493	675,979	(1,486)
British Pound
GBP 20,000	SELL	10/18/10	31,632	31,414	218
New Zealand Dollar
NZD 70,000	SELL	10/18/10	51,262	51,283	(21)
Norwegian Krone
NOK 200,000	SELL	10/18/10	33,988	33,974	14
Swedish Krona
SEK 100,000	SELL	10/18/10	14,679	14,829	(150)
Canadian Dollar
CAD 70,000	SELL	10/18/10	68,177	68,006	171
New Zealand Dollar
NZD 10,000	SELL	10/18/10	7,323	7,326	(3)
Australian Dollar
AUD 10,000	SELL	10/18/10	9,568	9,644	(76)
Canadian Dollar
CAD 10,000	SELL	10/18/10	9,740	9,715	25
Swiss Franc
CHF 50,000	SELL	10/18/10	50,756	50,892	(136)
Mexican Peso
MXN 200,000	SELL	10/18/10	15,904	15,849	55

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Japanese Yen
JPY 3,000,000	SELL	10/18/10	$35,572	$35,942	$(370)
Swiss Franc
CHF 20,000	SELL	11/10/10	18,947	20,361	(1,414)
Peruvian Nuevo Sol
PEN 690,000	SELL	12/10/10	246,781	247,520	(739)
EU Euro
EUR 3,800,000	SELL	10/7/10	4,869,039	5,180,095	(311,056)
British Pound
GBP 20,000	SELL	10/18/10	30,895	31,414	(519)
Japanese Yen
JPY 6,000,000	SELL	10/18/10	71,101	71,885	(784)
Swiss Franc
CHF 50,000	SELL	10/18/10	49,186	50,892	(1,706)
Japanese Yen
JPY 41,000,000	SELL	11/10/10	448,872	491,325	(42,453)
EU Euro
EUR 450,000	SELL	11/10/10	569,426	613,268	(43,842)
Israeli New Shekel
ILS 2,390,000	SELL	10/29/10	623,516	655,769	(32,253)
Swiss Franc
CHF 10,000	SELL	10/18/10	9,714	10,178	(464)
Australian Dollar
AUD 80,000	SELL	10/18/10	71,750	77,150	(5,400)
New Zealand Dollar
NZD 100,000	SELL	10/18/10	70,878	73,262	(2,384)
Canadian Dollar
CAD 30,000	SELL	10/18/10	28,559	29,146	(587)
Norwegian Krone
NOK 200,000	SELL	10/18/10	31,798	33,974	(2,176)
Swiss Franc
CHF 40,000	SELL	10/18/10	38,856	40,713	(1,857)
British Pound
GBP 20,000	SELL	10/18/10	31,058	31,414	(356)
Norwegian Krone
NOK 200,000	SELL	10/18/10	31,798	33,974	(2,176)
Swedish Krona
SEK 200,000	SELL	10/18/10	27,027	29,658	(2,631)
Japanese Yen
JPY 3,000,000	SELL	10/18/10	35,039	35,942	(903)
Swiss Franc
CHF 90,000	SELL	10/18/10	87,426	91,605	(4,179)
Canadian Dollar
CAD 100,000	SELL	10/18/10	95,197	97,152	(1,955)
Polish Zloty
PLN 3,140,000	SELL	11/2/10	1,025,859	1,077,471	(51,612)
Kazakhstani Tenge
KZT 19,000,000	SELL	3/10/11	128,726	128,568	158
Brazilian Real
BRL 3,715,000	SELL	10/4/10	2,096,974	2,193,744	(96,770)
Chinese Yuan
CNY 3,400,000	SELL	11/2/10	499,266	508,210	(8,944)
Israeli New Shekel
ILS 970,000	SELL	10/29/10	259,435	266,149	(6,714)
Mexican Peso
MXN 300,000	SELL	10/18/10	23,399	23,773	(374)
Norwegian Krone
NOK 100,000	SELL	10/18/10	15,836	16,987	(1,151)
Canadian Dollar
CAD 20,000	SELL	10/18/10	18,900	19,430	(530)
Australian Dollar
AUD 20,000	SELL	10/18/10	17,611	19,288	(1,677)
Swiss Franc
CHF 10,000	SELL	10/18/10	9,700	10,178	(478)
New Zealand Dollar
NZD 70,000	SELL	10/18/10	49,172	51,283	(2,111)
Norwegian Krone
NOK 100,000	SELL	10/18/10	15,836	16,987	(1,151)
Australian Dollar
AUD 60,000	SELL	10/18/10	52,832	57,863	(5,031)
Japanese Yen
JPY 1,000,000	SELL	10/18/10	11,905	11,981	(76)
Canadian Dollar
CAD 20,000	SELL	10/18/10	18,900	19,430	(530)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swedish Krona
SEK 100,000	SELL	10/18/10	$13,405	$14,829	$(1,424)
Malaysian Ringgit
MYR 280,000	SELL	11/10/10	87,173	90,445	(3,272)
EU Euro
EUR 770,000	SELL	11/10/10	980,472	1,049,370	(68,898)
EU Euro
EUR 185,000	SELL	11/10/10	229,724	252,121	(22,397)
Japanese Yen
JPY 51,000,000	SELL	11/10/10	554,873	611,160	(56,287)
Turkish Lira
TRY 200,000	SELL	10/13/10	133,413	137,947	(4,534)
Japanese Yen
JPY 17,000,000	SELL	11/10/10	187,997	203,720	(15,723)
EU Euro
EUR 710,000	SELL	11/10/10	956,966	967,601	(10,635)
Kazakhstani Tenge
KZT 11,860,000	SELL	2/28/11	80,325	80,257	68
Russian Ruble
RUB 4,980,000	SELL	11/8/10	161,165	162,367	(1,202)
Russian Ruble
RUB 5,520,000	SELL	10/7/10	178,352	180,372	(2,020)
Canadian Dollar
CAD 70,000	SELL	10/18/10	67,747	68,006	(259)
Canadian Dollar
CAD 10,000	SELL	10/18/10	9,604	9,715	(111)
EU Euro
EUR 80,000	SELL	10/18/10	101,642	109,046	(7,404)
Japanese Yen
JPY 11,000,000	SELL	10/18/10	128,599	131,789	(3,190)
Canadian Dollar
CAD 50,000	SELL	10/18/10	47,619	48,576	(957)
Norwegian Krone
NOK 300,000	SELL	10/18/10	47,985	50,961	(2,976)
New Zealand Dollar
NZD 10,000	SELL	10/18/10	7,028	7,326	(298)
Australian Dollar
AUD 30,000	SELL	10/18/10	26,468	28,931	(2,463)
South Korean Won
KRW 420,000,000	SELL	11/16/10	352,157	367,597	(15,440)
Swiss Franc
CHF 40,000	SELL	10/18/10	38,055	40,713	(2,658)
Australian Dollar
AUD 40,000	SELL	10/18/10	35,538	38,575	(3,037)
Norwegian Krone
NOK 600,000	SELL	10/18/10	96,370	101,921	(5,551)
Swedish Krona
SEK 400,000	SELL	10/18/10	53,702	59,316	(5,614)
Canadian Dollar
CAD 40,000	SELL	10/18/10	38,415	38,861	(446)
Swiss Franc
CHF 120,000	SELL	10/18/10	114,166	122,140	(7,974)
British Pound
GBP 30,000	SELL	10/18/10	46,800	47,121	(321)
Australian Dollar
AUD 130,000	SELL	10/18/10	115,497	125,370	(9,873)
New Zealand Dollar
NZD 40,000	SELL	10/18/10	28,153	29,305	(1,152)
Swedish Krona
SEK 100,000	SELL	10/18/10	13,426	14,829	(1,403)
British Pound
GBP 10,000	SELL	10/18/10	15,600	15,707	(107)
Australian Dollar
AUD 30,000	SELL	10/18/10	26,653	28,931	(2,278)
Canadian Dollar
CAD 20,000	SELL	10/18/10	19,208	19,430	(222)
Polish Zloty
PLN 70,000	SELL	10/18/10	22,243	24,048	(1,805)
Swiss Franc
CHF 10,000	SELL	10/18/10	9,514	10,178	(664)
Polish Zloty
PLN 3,890,000	SELL	11/2/10	1,250,723	1,334,828	(84,105)
Mexican Peso
MXN 5,800,000	SELL	2/2/11	449,473	454,766	(5,293)
Brazilian Real
BRL 1,770,000	SELL	10/4/10	999,097	1,045,202	(46,105)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Swedish Krona
SEK 300,000	SELL	10/18/10	$40,540	$44,487	$(3,947)
South African Rand
ZAR 690,000	SELL	11/1/10	93,452	98,475	(5,023)
Chinese Yuan
CNY 3,400,000	SELL	11/2/10	499,926	508,210	(8,284)
Japanese Yen
JPY 4,000,000	SELL	10/18/10	47,401	47,923	(522)
British Pound
GBP 310,000	SELL	12/21/10	484,367	486,694	(2,327)
Chilean Peso
CLP 516,000,000	SELL	10/4/10	997,101	1,066,726	(69,625)
Japanese Yen
JPY 6,000,000	SELL	10/18/10	69,849	71,885	(2,036)
Canadian Dollar
CAD 70,000	SELL	10/18/10	66,985	68,006	(1,021)
EU Euro
EUR 80,000	SELL	10/18/10	102,840	109,046	(6,206)
Australian Dollar
AUD 40,000	SELL	10/18/10	35,547	38,575	(3,028)
Canadian Dollar
CAD 30,000	SELL	10/18/10	28,708	29,146	(438)
New Zealand Dollar
NZD 46,000	SELL	10/18/10	32,470	33,701	(1,231)
Japanese Yen
JPY 4,000,000	SELL	10/18/10	46,566	47,923	(1,357)
Swiss Franc
CHF 50,000	SELL	10/18/10	47,744	50,892	(3,148)
Swedish Krona
SEK 300,000	SELL	10/18/10	40,685	44,487	(3,802)
Canadian Dollar
CAD 80,000	SELL	10/18/10	76,554	77,722	(1,168)
EU Euro
EUR 120,000	SELL	11/10/10	152,737	163,538	(10,801)
Swiss Franc
CHF 1,060,000	SELL	11/15/10	1,047,431	1,079,205	(31,774)
Kazakhstani Tenge
KZT 6,840,000	SELL	2/28/11	46,326	46,286	40
British Pound
GBP 610,000	SELL	12/21/10	966,487	957,688	8,799
Brazilian Real
BRL 4,885,000	SELL	11/3/10	2,841,603	2,866,130	(24,527)
Russian Ruble
RUB 27,280,000	SELL	10/7/10	882,562	891,402	(8,840)
Polish Zloty
PLN 1,290,000	SELL	11/10/10	396,009	442,362	(46,353)
EU Euro
EUR 1,110,000	SELL	11/10/10	1,414,528	1,512,729	(98,201)
Japanese Yen
JPY 340,000,000	SELL	11/2/10	3,904,904	4,074,041	(169,137)
Swiss Franc
CHF 20,000	SELL	10/18/10	19,401	20,357	(956)
Kazakhstani Tenge
KZT 18,700,000	SELL	2/28/11	126,651	126,543	108
EU Euro
EUR 370,000	SELL	11/10/10	455,735	504,243	(48,508)
Japanese Yen
JPY 34,000,000	SELL	11/10/10	381,735	407,440	(25,705)
South Korean Won
KRW 653,000,000	SELL	10/29/10	549,016	572,003	(22,987)
Swiss Franc
CHF 80,000	SELL	10/18/10	76,390	81,426	(5,036)
Mexican Peso
MXN 3,750,000	SELL	10/15/10	291,597	297,233	(5,636)
Malaysian Ringgit
MYR 390,000	SELL	11/10/10	119,522	125,977	(6,455)
Polish Zloty
PLN 2,270,000	SELL	11/2/10	750,029	778,936	(28,907)
Brazilian Real
BRL 1,665,000	SELL	10/4/10	965,777	983,199	(17,422)
Japanese Yen
JPY 18,000,000	SELL	11/10/10	200,129	215,704	(15,575)
Russian Ruble
RUB 21,710,000	SELL	11/8/10	701,341	707,830	(6,489)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazilian Real
BRL 330,000	SELL	10/4/10	$190,202	$194,868	$(4,666)
Taiwan New Dollar
TWD 30,000,000	SELL	11/15/10	945,180	960,860	(15,680)
EU Euro
EUR 180,000	SELL	11/10/10	228,722	245,307	(16,585)
EU Euro
EUR 180,000	SELL	11/10/10	224,316	245,307	(20,991)
EU Euro
EUR 460,000	SELL	11/10/10	569,940	626,897	(56,957)
Brazilian Real
BRL 1,240,000	SELL	10/4/10	707,965	732,232	(24,267)
Polish Zloty
PLN 7,850,000	SELL	11/2/10	2,522,939	2,693,677	(170,738)
EU Euro
EUR 2,980,000	SELL	11/10/10	3,792,959	4,061,200	(268,241)
Japanese Yen
JPY 51,000,000	SELL	11/10/10	553,397	611,160	(57,763)
South Korean Won
KRW 838,000,000	SELL	11/26/10	698,246	733,101	(34,855)
Australian Dollar
AUD 220,000	SELL	10/18/10	192,042	212,164	(20,122)
Brazilian Real
BRL 1,260,000	SELL	10/4/10	727,592	744,042	(16,450)
Hong Kong Sar Dollar
HKD 7,600,000	SELL	11/3/10	977,743	979,682	(1,939)
EU Euro
EUR 249,000	SELL	11/17/10	316,230	339,320	(23,090)
Australian Dollar
AUD 50,000	SELL	10/18/10	46,364	48,219	(1,855)
New Zealand Dollar
NZD 70,000	SELL	10/18/10	51,000	51,283	(283)
Norwegian Krone
NOK 200,000	SELL	10/18/10	32,562	33,974	(1,412)
Swedish Krona
SEK 200,000	SELL	10/18/10	27,874	29,658	(1,784)
Australian Dollar
AUD 20,000	SELL	10/18/10	19,137	19,288	(151)
South Korean Won
KRW 830,000,000	SELL	10/19/10	689,483	727,346	(37,863)
EU Euro
EUR 330,000	SELL	10/6/10	417,698	449,854	(32,156)
Russian Ruble
RUB 8,400,000	SELL	11/8/10	273,438	273,872	(434)
Russian Ruble
RUB 5,330,000	SELL	10/7/10	172,158	174,163	(2,005)
EU Euro
EUR 210,000	SELL	11/8/10	306,521	286,197	20,324
Russian Ruble
RUB 3,630,000	SELL	11/8/10	114,946	118,352	(3,406)
EU Euro
EUR 300,000	SELL	11/8/10	418,395	408,853	9,542
Japanese Yen
JPY 63,000,000	SELL	10/29/10	749,108	754,864	(5,756)
					$(2,805,760)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Oppenheimer Global Strategic Income Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
	Number of			Appreciation/
Contract Description	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Contracts
DAX Index	4	12/17/10	$850,806	$(896)
Euro-Bund	12	12/08/10	2,150,067	4,666
Japanese Government Bonds 10-Year Mini	13	12/08/10	2,233,110	28,047
Long Gilt	1	12/29/10	195,293	(88)
NASDAQ 100 E-Mini	45	12/17/10	1,795,950	122,767
NIKKEI 225 (SGX)	3	12/09/10	168,723	(1,888)
U.S. Treasury 2-Year Note	105	12/31/10	23,045,860	12,261
U.S. Treasury 10-Year Note	464	12/21/10	58,485,752	651,770
U.S. Treasury Long Bond	178	12/21/10	23,801,938	132,471
U.S. Treasury Ultra Long Bond	1	12/21/10	141,281	(165)

			$112,868,780	$948,945
Short Contracts
FTSE 100 Index	13	12/17/10	$1,129,214	$230
NIKKEI 225 (OSE)	13	12/09/10	1,457,595	(48,184)
S&P 500 E-Mini	110	12/17/10	6,251,850	(277,618)
U.S. Treasury 5-Year Note	5	12/31/10	604,336	(4,719)

			$9,442,995	$(330,291)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Oppenheimer Global Strategic Income Portfolio Credit Default Swap Agreements Outstanding on September 30, 2010:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Fair Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Baxter International Inc. 6.625%, 02/15/28	Buy	(1.000)	09/20/15	USD	1,000,000	(33,424)	(30,383)	(3,041)
Deutsche Bank AG	CVS Caremark Corp. 4.875%, 09/15/14	Buy	(1.000)	09/20/15	USD	1,000,000	(17,457)	(12,734)	(4,723)
Goldman Sachs & Co.	Quest Diagnostic, Inc., 6.950%, 07/01/2037	Buy	(1.000)	09/20/15	USD	980,000	23,148	18,127	5,021
Citigroup, Inc.	Raytheon Co., 7.200%, 08/15/2027	Buy	(1.000)	09/20/15	USD	980,000	(24,045)	(19,765)	(4,280)
Deutsche Bank AG	Republic of Peru 8.750%, 11/21/33	Buy	(1.710)	12/20/16	USD	420,000	(10,603)	—	(10,603)
Barclays Bank PLC	Republic of Philippines 10.625%, 03/16/25	Buy	(1.740)	12/20/14	USD	340,000	(8,121)	—	(8,121)
JPMorgan Chase & Co.	Republic of Philippines 10.625%, 03/16/25	Buy	(1.740)	12/20/14	USD	510,000	(11,764)	—	(11,764)
Credit Suisse First Boston	Republic of Venezuela 9.250%, 09/15/27	Buy	(5.000)	09/20/15	USD	170,000	36,828	42,495	(5,667)
Deutsche Bank AG	Staples, Inc., 9.750%, 01/15/2014	Buy	(1.000)	09/20/15	USD	940,000	7,121	8,348	(1,227)
							$(38,317)	$6,088	$(44,405)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Fair Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,524,600	14,883	(116,182)	131,065
Goldman Sachs & Co.	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	1,524,600	14,882	(115,410)	130,292
Goldman Sachs & Co.	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	915,750	8,939	(63,750)	72,689
JPMorgan Chase & Co.	CDX.NA.HY.13 Index	Sell	5.000	12/20/14	USD	990,000	9,663	(43,482)	53,145
							$48,367	$(338,824)	$387,191

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(2)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/10 (%) (3)	Notional Amount (4)		Fair Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	American International Group 6.250%, 05/01/36	Sell	5.000	09/20/15	2.348	USD	410,000	49,008	20,108	28,900
Goldman Sachs & Co.	American International Group 6.250%, 05/01/36	Sell	5.000	09/20/15	2.348	USD	530,000	63,352	27,144	36,208
Credit Suisse First Boston	Development Bank of Kazakhstan 7.375%, 11/12/13	Sell	3.750	03/20/13	2.580	USD	650,000	17,577	—	17,577
Morgan Stanley	Finansbank, A.S./USD 6.250% Eurobonds, 03/24/11 and USD 6.50% Eurobonds, 03/24/13*	Sell	1.300	03/24/13	59.777	USD	770,000	(55,683)	—	(55,683)
Citigroup, Inc.	Islamic Republic of Pakistan 6.750%, 02/19/09**	Sell	5.100	03/20/13	5.911	USD	270,000	(4,949)	—	(4,949)
Deutsche Bank AG	Mc Donald’s Corp. 4.125%, 06/01/13	Sell	1.000	09/20/15	0.458	USD	1,000,000	26,247)	25,382	865
Citigroup, Inc.	SLM Corp., 5.000%, 10/01/2013	Sell	5.000	09/20/15	5.267	USD	560,000	(6,043)	(22,597)	16,554
Goldman Sachs & Co.	SLM Corp., 5.000%, 10/01/2013	Sell	5.000	09/20/15	5.267	USD	210,000	(2,266)	(7,721)	5,455
UBS Warburg LLC	SLM Corp., 5.000%, 10/01/2013	Sell	5.000	09/20/15	5.267	USD	210,000	(2,266)	(8,236)	5,970
Deutsche Bank AG	Time Warner Cable, Inc., 5.850%, 05/01/2017	Sell	1.000	09/20/15	1.287	USD	940,000	(12,720)	(17,277)	4,557
Citigroup, Inc.	Vornado Realty L.P., 3.875%, 04/15/2025	Sell	1.000	09/20/15	1.239	USD	425,000	(4,793)	(5,046)	253
UBS Warburg LLC	Vornado Realty L.P., 3.875%, 04/15/2025	Sell	1.000	09/20/15	1.239	USD	575,000	(6,484)	(7,287)	803
								$60,980	$4,470	$56,510

*Issued by Istanbul Bond Company to provide funds to finance loans to Finansbank, A.S. For the purposes of this transaction each such loan shall be an underlying loan.

**In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Oppenheimer Global Strategic Income Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2010:

			Notional			Unrealized
	Termination		Principal	Fair	Upfront Premium	Appreciation/
	Date		Amount	Value	Paid/(Received)	(Depreciation)
Receive a floating rate based on 6-month AUD-BBR-BBSW and pay a fixed rate equal to 5.660% Counterparty: Westpac Banking Corp.	08/04/20	AUD	2,630,000	(23,798)	—	(23,798)
Receive a fixed rate equal to 12.320% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Banco Santander, S.A.	01/02/17	BRL	840,000	12,182	—	12,182
Receive a fixed rate equal to 11.370% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	1,730,000	(912)	—	(912)
Receive a fixed rate equal to 11.480% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Credit Suisse First Boston	01/02/12	BRL	90,000	401	—	401
Receive a fixed rate equal to 11.460% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/12	BRL	250,000	1,073	—	1,073
Receive a fixed rate equal to 11.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/17	BRL	1,170,000	(948)	—	(948)
Receive a fixed rate equal to 12.800% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs & Co.	01/02/17	BRL	3,300,000	103,224	—	103,224
Receive a fixed rate equal to 12.870% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	960,000	34,421	—	34,421
Receive a fixed rate equal to 12.920% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/14	BRL	1,920,000	71,070	—	71,070
Receive a fixed rate equal to 12.260% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	80,000	1,682	—	1,682
Receive a fixed rate equal to 12.290% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: J. Aron & Company	01/02/15	BRL	40,000	871	—	871
Receive a fixed rate equal to 11.490% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase & Co.	01/02/12	BRL	210,000	954	—	954
Receive a fixed rate equal to 13.900% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: JPMorgan Chase & Co.	01/02/17	BRL	2,500,000	128,077	—	128,077
Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/17	BRL	2,440,000	34,550	—	34,550
Receive a fixed rate equal to 3.328% and pay a floating rate based on 6-month GBP-LIBOR-BBA Counterparty: Barclays Bank PLC	08/03/20	GBP	1,510,000	68,518	—	68,518
Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.391% Counterparty: Citigroup, Inc.	10/06/19	JPY	24,000,000	(12,525)	—	(12,525)
Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.563% Counterparty: JPMorgan Chase & Co.	11/09/19	JPY	77,000,000	(53,622)	—	(53,622)
Receive a floating rate based on 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.077% Counterparty: JPMorgan Chase & Co.	08/05/20	JPY	106,000,000	(10,622)	—	(10,622)
Receive a fixed rate equal to 2.500% and pay a floating rate based on 3-month USD-LIBOR-BBA Counterparty: Barclays Bank PLC	09/02/20	USD	2,500,000	(13,837)	—	(13,837)
				$340,759	$—	$340,759

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Oppenheimer Global Strategic Income Portfolio Total Return Swap Agreements Outstanding on September 30, 2010:

			Number of			Unrealized
	Termination		Contracts / Notional	Fair	Upfront Premium	Appreciation/
	Date		Principal Amount	Value	Paid/(Received)	(Depreciation)
Receive the total return of custom basket of securities plus 85% of the dividends from the basket, if positive. Pay one-month CHF-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citigroup, Inc.	01/12/11	CHF	3,246	$12,481	$—	$12,481
Receive the price return on Novo Nordisk A/S plus 85% of dividends, if positive. Pay one-month DKK-LIBOR-BBA plus spread of 30 basis pts. and, if negative, the absolute value of the price return of Novo Nordisk A/S. Counterparty: Citigroup, Inc.	04/06/11	DKK	451	2,376	—	2,376
Receive the total return of custom basket of securities plus 85% of the dividends from the basket, if positive. Pay one-month EUR-EURIBOR-Telerate plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citigroup, Inc.	01/12/11	EUR	7,522	35,424	—	35,424
Receive one-month EUR-EURIBOR-Telerate minus 3 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Goldman Sachs & Co.	01/07/11	EUR	7,140	351	—	351
Receive one-month EUR-EURIBOR-Telerate minus 30 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross Europe EUR Index. Pay the price return on MSCI Daily TR Gross Europe EUR Index, if positive. Counterparty: Morgan Stanley	01/07/11	EUR	3,172	(3,585)	—	(3,585)
Receive the total return of a custom basket of securities plus the dividends from the basket, if positive. Pay one-month GBP-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citigroup, Inc.	01/12/11	GBP	3,613	27,000	—	27,000
Receive the total return of a custom basket of securities plus the dividends from the basket, if positive. Pay one-month GBP-LIBOR plus 50 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Morgan Stanley	10/07/10	GBP	9,680	40,960	—	40,960
Receive the total return of custom basket of securities plus 93% of the dividends from the basket, if positive. Pay one-month JPY-LIBOR-BBA plus 80 basis pts. and, if negative, the absolute value of the total return of custom basket of securities. Counterparty: Citigroup, Inc.	04/14/11	JPY	113,835	45,024	—	45,024
Receive the total return of custom basket of securities plus 85% of the dividends from the basket, if positive. Pay one-month SEK-LIBOR plus spread of 30 basis pts. and, if negative, the absolute value of the price return of custom basket of securities. Counterparty: Citigroup, Inc.	01/07/11	SEK	8,682	4,349	—	4,349
Receive one-month USD-LIBOR-BBA plus 15 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Citigroup, Inc.	10/04/10	USD	191	(83,427)	—	(83,427)
Receive the price return on MSCI Daily TR Net Spain USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Spain USD Index,. Counterparty: Citigroup, Inc.	10/01/11	USD	175	30,857	—	30,857
Receive the price return on MSCI Daily TR Net Switzerland USD Index, if positive. Pay one-month USD-LIBOR-BBA and, if negative, the absolute value of the price return of the MSCI Daily TR Net Switzerland USD Index. Counterparty: Citigroup, Inc.	10/01/11	USD	78	16,104	—	16,104
Receive the price return on MSCI Daily TR Net Italy USD Index, if positive. Pay one-month USD-LIBOR-BBA minus 25 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Italy USD Index. Counterparty: Goldman Sachs & Co.	03/01/11	USD	74	3,917	(36)	3,953
Receive the price return on MSCI Daily TR Net Italy USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 25 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Italy USD Index. Counterparty: Goldman Sachs & Co.	03/04/11	USD	603	31,918	—	31,918
Receive one-month USD-LIBOR-BBA plus 10 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs & Co.	05/06/11	USD	39	(10,197)	—	(10,197)
Receive one-month USD-LIBOR-BBA minus 5 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs & Co.	07/01/11	USD	76	(22,259)	18	(22,277)
Receive the total return of custom basket of securities, if positive. Pay one-month USD-LIBOR-BBA plus 18 basis pts. and, if negative, the absolute value of the price return of custom basket of securities. Counterparty: Goldman Sachs & Co.	08/05/11	USD	64,526	227,019	(4,341)	231,360
Receive one-month USD-LIBOR-BBA plus 5 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Goldman Sachs & Co.	09/02/11	USD	13	(3,808)	—	(3,808)
Receive the price return on S&P 400 MidCap Index plus dividends, if positive. Pay one-month USD-LIBOR-BBA minus 9 basis pts. and, if negative, the absolute value of the price return of the S&P 400 MidCap Index. Counterparty: Goldman Sachs & Co.	09/03/11	USD	1,632	(69,882)	—	(69,882)
Receive one-month USD-LIBOR-BBA minus 35 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: Morgan Stanley	10/04/10	USD	115	(32,042)	—	(32,042)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

			Number of			Unrealized
	Termination		Contracts / Notional	Fair	Upfront Premium	Appreciation/
	Date		Principal Amount	Value	Paid/(Received)	(Depreciation)
Receive the price return on AMEX Consumer Staples Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA plus 15 basis pts. and, if negative, the absolute value of the price return of the AMEX Consumers Staples Select Sector Index. Counterparty: Morgan Stanley	03/04/11	USD	1,403	$17,476	$(818)	$18,294
Receive the price return on AMEX Materials Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA and, if negative, the absolute value of the price return of the AMEX Materials Select Sector Index. Counterparty: Morgan Stanley	08/02/11	USD	1,212	15,613	—	15,613
Receive the price return on AMEX Materials Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA and, if negative, the absolute value of the price return of the AMEX Materials Select Sector Index. Counterparty: Morgan Stanley	09/03/11	USD	50	475	—	475
Receive the price return on AMEX Consumer Staples Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA and, if negative, the absolute value of the price return of the AMEX Consumer Staples Select Sector Index. Counterparty: Morgan Stanley	09/03/11	USD	154	1,528	—	1,528
Receive one-month USD-LIBOR-BBA minus 10 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Pay the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Counterparty: UBS Warburg LLC	10/04/10	USD	149	(46,530)	—	(46,530)
Receive the price return on MSCI Daily TR Gross EAFE USD Index, if positive. Pay one-month USD-LIBOR-BBA minus 40 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Gross EAFE USD Index. Counterparty: UBS Warburg LLC	07/07/11	USD	277	86,084	(63)	86,147
Receive the price return on MSCI Daily TR Net Emerging Markets Korea USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Emerging Markets Korea USD Index. Counterparty: UBS Warburg LLC	08/03/11	USD	1,005	45,690	(155)	45,845
Receive the price return on MSCI Daily TR Net Malaysia USD Index, if positive. Pay one-month USD-LIBOR-BBA plus 30 basis pts. and, if negative, the absolute value of the price return of the MSCI Daily TR Net Malaysia USD Index,. Counterparty: UBS Warburg LLC	09/03/11	USD	1,462	19,954	—	19,954
Receive the price return on Health Care Select Sector Index, if positive. Pay one-month USD-LIBOR-BBA plus 17 basis pts. and, if negative, the absolute value of the price return of the Health Care Select Sector Index. Counterparty: UBS Warburg LLC	09/06/11	USD	1,348	20,344	—	20,344
Receive a fixed rate equal to 7.750%, and pay a floating rate based on 3-month USD LIBOR. On the termination date, receive total return amount on reference obligation, if total return amount is positive, and pay absolute value of the total return amount on reference obligation, if total return amount is negative. Reference Obligation: Loan under the loan facility agreement between each of JSC “Rushydro” and OJSC Saratovskaya and any Successor(s) and Morgan Stanley Bank International Limited dated 13 December 2006 Counterparty: Morgan Stanley	12/16/13	RUB	56,780,000	(294,299)	—	(294,299)
				$118,915	$(5,395)	$124,310

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Oppenheimer Global Strategic Income Portfolio Volatility Swap Agreements Outstanding on September 30, 2010:

						Unrealized
Reference Entity/	Termination	Number of		Fair	Upfront Premium	Appreciation/
Swap Counterparty	Date	Contracts		Value	Paid/(Received)	(Depreciation)
Pay the Historic Volatility of the mid AUD/CAD spot exchange rate Receive a fixed rate of 9.90% Counterparty: Citigroup, Inc.	10/28/10	AUD	2,700	1,418	—	1,418

Pay the Historic Volatility of the mid AUD/CAD spot exchange rate Receive a fixed rate of 9.65% Counterparty: Credit Suisse First Boston	10/29/10	AUD	2,700	(1,200)	—	(1,200)

Pay the Historic Volatility of the mid CHF/JPY spot exchange rate Receive a fixed rate of 11.30% Counterparty: Citigroup, Inc.	10/13/10	CHF	2,635	(5,077)	—	(5,077)

Pay the Historic Volatility of the mid CHF/NOK spot exchange rate Receive a fixed rate of 13.25% Counterparty: Citigroup, Inc.	10/29/10	CHF	2,500	2,195	—	2,195

Pay the Historic Volatility of the mid CHF/JPY spot exchange rate Receive a fixed rate of 11.95% Counterparty: Credit Suisse First Boston	10/12/10	CHF	2,635	(2,355)	—	(2,355)

Pay the Historic Volatility of the mid CHF/NOK spot exchange rate Receive a fixed rate of 12.60% Counterparty: Credit Suisse First Boston	10/25/10	CHF	2,600	1,011	—	1,011

Pay the Historic Volatility of the mid CHF/NOK spot exchange rate Receive a fixed rate of 13.05% Counterparty: Credit Suisse First Boston	11/02/10	CHF	2,500	3,552	—	3,552

Pay the Historic Volatility of the mid CHF/JPY spot exchange rate Receive a fixed rate of 11.45% Counterparty: Deutsche Bank AG	10/14/10	CHF	2,655	(4,597)	—	(4,597)

Pay the Historic Volatility of the mid CHF/JPY spot exchange rate Receive a fixed rate of 11.75% Counterparty: Deutsche Bank AG	10/12/10	CHF	2,635	(1,975)	—	(1,975)

Pay the Historic Volatility of the mid CHF/NOK spot exchange rate Receive a fixed rate of 13.50% Counterparty: Deutsche Bank AG	10/25/10	CHF	2,565	3,294	—	3,294

Pay a fixed rate of 11.15% Receive the Historic Volatility of the mid GBP/NOK spot exchange rate Counterparty: Citigroup, Inc.	10/27/10	GBP	1,655	(314)	—	(314)

Pay a fixed rate of 13.75% Receive the Historic Volatility of the mid GBP/JPY spot exchange rate Counterparty: Citigroup, Inc.	10/21/10	GBP	1,700	(3,888)	—	(3,888)

Pay a fixed rate of 13.75% Receive the Historic Volatility of the mid GBP/JPY spot exchange rate Counterparty: Credit Suisse First Boston	10/22/10	GBP	1,700	(4,331)	—	(4,331)

Pay a fixed rate of 14.00% Receive the Historic Volatility of the mid GBP/JPY spot exchange rate Counterparty: Credit Suisse First Boston	10/18/10	GBP	1,700	(8,664)	—	(8,664)

Pay a fixed rate of 14.05% Receive the Historic Volatility of the mid GBP/JPY spot exchange rate Counterparty: Deutsche Bank AG	10/22/10	GBP	1,700	(2,922)	—	(2,922)

Pay the Historic Volatility of the mid NZD/JPY spot exchange rate Receive a fixed rate of 16.80% Counterparty: Barclays Bank PLC	10/18/10	NZD	3,500	1,240	—	1,240

Pay a fixed rate of 14.50% Receive the Historic Volatility of the mid NZD/CHF spot exchange rate Counterparty: Citigroup, Inc.	10/07/10	NZD	3,610	(13,781)	—	(13,781)

Pay a fixed rate of 14.50% Receive the Historic Volatility of the mid NZD/CHF spot exchange rate Counterparty: Citigroup, Inc.	10/07/10	NZD	3,630	(13,549)	—	(13,549)

Pay a fixed rate of 14.40% Receive the Historic Volatility of the mid NZD/CHF spot exchange rate Counterparty: Credit Suisse First Boston	10/04/10	NZD	3,700	(9,722)	—	(9,722)

Pay a fixed rate of 14.75% Receive the Historic Volatility of the mid NZD/CHF spot exchange rate Counterparty: Credit Suisse First Boston	10/04/10	NZD	3,700	(15,027)	—	(15,027)

						Unrealized
Reference Entity/	Termination	Number of		Fair	Upfront Premium	Appreciation/
Swap Counterparty	Date	Contracts		Value	Paid/(Received)	(Depreciation)
Pay the Historic Volatility of the mid NZD/USD spot exchange rate Receive a fixed rate of 14.35% Counterparty: Barclays Bank PLC	11/01/10	USD	2,600	(7,934)	—	(7,934)

Pay the Historic Volatility of the mid USD/JPY spot exchange rate Receive a fixed rate of 11.30% Counterparty: Credit Suisse First Boston	10/15/10	USD	2,600	(6,213)	—	(6,213)
				(88,839)	—	(88,839)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING Oppenheimer Global Strategic Income Portfolio Written Options Open on September 30, 2010:

	Exercise	Expiration	Notional		Premium	Fair
Description/Name of Issuer	Price	Date	Amount		Received	Value
Foreign Currency Options
Call Option OTC - Bank of America KRW/JPY Currency Option	16.000	11/29/10	JPY	33,000,000	7,257	(999)
Call Option OTC - Bank of America KRW/JPY Currency Option	16.150	11/29/10	JPY	33,000,000	7,257	(860)
Call Option OTC - Goldman Sachs & Co. KRW/JPY Currency Option	16.321	11/29/10	JPY	33,000,000	8,690	(812)
Call Option OTC - Citigroup, Inc. KRW/JPY Currency Option	17.090	11/29/10	JPY	31,000,000	9,408	(382)
Call Option OTC - Goldman Sachs & Co. KRW/JPY Currency Option	17.450	11/29/10	JPY	31,000,000	9,374	(288)
					$41,986	$(3,341)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Global Strategic Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Credit contracts	$71,030
Equity contracts	207,625
Foreign exchange contracts	(110,513)
Interest rate contracts	2,698,631
Total	$2,866,773

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited)

	Principal Amount			Value

CORPORATE BONDS/NOTES: 26.1%

			Consumer Staples: 0.6%
$3,000,000			Anheuser-Busch InBev Worldwide, Inc., 4.125%, due 01/15/15	$3,232,551
	3,000,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, due 01/15/20	3,392,658
	400,000		Philip Morris International, Inc., 5.650%, due 05/16/18	469,062
	300,000		Reynolds American, Inc., 7.625%, due 06/01/16	352,332
				7,446,603
			Energy: 1.4%
	2,600,000		Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	2,940,811
	2,000,000		Morgan Stanley Bank AG for OAO Gazprom, 9.625%, due 03/01/13	2,293,000
	115,941		OAO Gazprom ADR, 7.201%, due 02/01/20	125,651
	1,300,000	#	Petroleos Mexicanos, 6.000%, due 03/05/20	1,437,441
	2,500,000		Petroleos Mexicanos, 8.000%, due 05/03/19	3,112,500
	500,000		Shell International Finance BV, 5.500%, due 03/25/40	574,611
	400,000		Total Capital S.A., 4.450%, due 06/24/20	438,593
	300,000		Trans-Canada Pipelines, 7.625%, due 01/15/39	401,421
	5,400,000		Transocean, Inc., 1.500%, due 12/15/37	5,312,250
	300,000	#	Williams Cos., Inc., 6.375%, due 10/01/10	300,030
				16,936,308
			Financials: 20.7%
	700,000		Allstate Life Global Funding Trusts, 5.375%, due 04/30/13	774,045
	2,129,000		Ally Financial, Inc., 5.375%, due 06/06/11	2,163,596
	2,100,000		Ally Financial, Inc., 6.000%, due 05/23/12	2,152,500
	5,100,000		Ally Financial, Inc., 6.875%, due 09/15/11	5,284,875
	400,000		Ally Financial, Inc., 7.250%, due 03/02/11	409,000
	100,000	#	Ally Financial, Inc., 7.500%, due 09/15/20	107,000
	200,000		American Express Bank FSB, 6.000%, due 09/13/17	228,452
	200,000		American Express Centurion Bank, 6.000%, due 09/13/17	228,452
	700,000		American Express Co., 7.000%, due 03/19/18	844,330
	600,000		American Express Credit Corp., 5.875%, due 05/02/13	660,756
EUR	6,100,000		American General Finance Corp., 4.125%, due 11/29/13	7,060,679
	$300,000		American General Finance Corp., 4.875%, due 07/15/12	285,000
	3,700,000		American General Finance Corp., 5.625%, due 08/17/11	3,681,500
	1,000,000		American General Finance Corp., 6.900%, due 12/15/17	840,000
CAD	1,000,000		American International Group, Inc., 4.900%, due 06/02/14	942,754
	$3,300,000		American International Group, Inc., 5.850%, due 01/16/18	3,432,000
	800,000	#	ANZ National International Ltd., 6.200%, due 07/19/13	889,679
	1,700,000	#	Banco Santander Chile, 1.771%, due 04/20/12	1,700,026
	300,000		Bank of America Corp., 0.706%, due 08/15/16	270,547
	900,000		Bank of America Corp., 5.750%, due 12/01/17	963,654
	4,400,000		Bank of America Corp., 6.500%, due 08/01/16	4,953,428
	300,000	#, L	Bank of China Hong Kong Ltd., 5.550%, due 02/11/20	319,824
	600,000	#	Bank of Montreal, 2.850%, due 06/09/15	632,222
	4,100,000		Barclays Bank PLC, 5.450%, due 09/12/12	4,442,961
	700,000	#	Barclays Bank PLC, 6.050%, due 12/04/17	760,249
	1,900,000		Bear Stearns Cos., Inc., 6.400%, due 10/02/17	2,216,244
	2,100,000		Bear Stearns Cos., Inc., 6.950%, due 08/10/12	2,322,461
	2,200,000	#	BNP Paribas, 5.186%, due 06/29/49	2,084,500
	3,000,000		Caterpillar Financial Services Corp., 4.850%, due 12/07/12	3,255,069
	298,730		CIT Group, Inc., 7.000%, due 05/01/13	301,717
	148,098		CIT Group, Inc., 7.000%, due 05/01/14	148,468
	448,096		CIT Group, Inc., 7.000%, due 05/01/15	446,976
	246,829		CIT Group, Inc., 7.000%, due 05/01/16	244,361
	345,563		CIT Group, Inc., 7.000%, due 05/01/17	339,948
	400,000		CitiFinancial, 6.625%, due 06/01/15	444,496
	3,200,000		Citigroup Capital XXI, 8.300%, due 12/21/57	3,376,000
	700,000		Citigroup, Inc., 5.300%, due 10/17/12	746,352
	1,900,000		Citigroup, Inc., 5.500%, due 08/27/12	2,025,104
	2,300,000		Citigroup, Inc., 5.500%, due 04/11/13	2,468,997
	500,000		Citigroup, Inc., 5.625%, due 08/27/12	528,702
	500,000		Citigroup, Inc., 5.850%, due 07/02/13	541,092
	1,900,000		Citigroup, Inc., 6.000%, due 08/15/17	2,056,041
	300,000		Citigroup, Inc., 6.125%, due 05/15/18	327,805
	300,000		Citigroup, Inc., 8.500%, due 05/22/19	371,495
	6,300,000	#	Commonwealth Bank of Australia, 0.710%, due 07/12/13	6,317,558
	1,100,000	#	Commonwealth Bank of Australia, 6.024%, due 03/29/49	1,098,755
	700,000	#	Corp Nacional del Cobre de Chile - CODELCO, 7.500%, due 01/15/19	892,313
	5,700,000	#	Credit Agricole S.A., 8.375%, due 12/13/49	6,127,500
	1,600,000		Deutsche Bank AG/London, 6.000%, due 09/01/17	1,847,054
	1,400,000	#	Dexia Credit Local, 0.940%, due 09/23/11	1,405,380
	3,300,000	#	Dexia Credit Local, 0.961%, due 04/29/14	3,289,645
	1,800,000		Export-Import Bank of Korea, 4.125%, due 09/09/15	1,894,873
	500,000		Export-Import Bank of Korea, 5.125%, due 06/29/20	540,469
	11,900,000	#	FIH Erhvervsbank A/S, 0.663%, due 06/13/13	11,896,037
	200,000		Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	210,000
	1,100,000		Ford Motor Credit Co., LLC, 7.375%, due 02/01/11	1,120,467
	300,000		Ford Motor Credit Co., LLC, 8.625%, due 11/01/10	301,549

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value

			Financials (continued)
EUR	300,000		Fortis Bank Nederland Holding NV, 3.000%, due 04/17/12	$418,717
EUR	4,800,000		General Electric Capital Corp., 5.500%, due 09/15/67	5,643,864
	$900,000		General Electric Capital Corp., 5.875%, due 01/14/38	917,178
	800,000		General Electric Capital Corp., 6.875%, due 01/10/39	921,798
	50,000		Goldman Sachs Group, Inc., 5.950%, due 01/18/18	54,998
	800,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	888,714
	2,000,000		Goldman Sachs Group, Inc., 6.250%, due 09/01/17	2,244,768
	3,200,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	3,336,669
EUR	3,200,000		International Lease Finance Corp., 1.274%, due 08/15/11	4,209,518
$800,000			International Lease Finance Corp., 5.125%, due 11/01/10	801,049
	4,400,000		International Lease Finance Corp., 5.300%, due 05/01/12	4,433,000
	1,100,000		International Lease Finance Corp., 5.400%, due 02/15/12	1,111,000
	1,800,000		International Lease Finance Corp., 5.450%, due 03/24/11	1,815,750
	700,000	#	International Lease Finance Corp., 6.750%, due 09/01/16	752,500
	5,600,000		Intesa Sanpaolo/New York, 2.375%, due 12/21/12	5,610,366
	1,000,000		J.P. Morgan Chase & Co., 6.000%, due 01/15/18	1,143,691
	900,000		J.P. Morgan Chase Bank NA, 0.623%, due 06/13/16	853,808
	2,700,000		Korea Development Bank, 4.375%, due 08/10/15	2,867,235
	2,700,000	±	Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	610,875
	300,000	±	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	72,000
	2,000,000	±	Lehman Brothers Holdings, Inc., 0.000%, due 05/25/10	442,500
EUR	2,364,000		Lehman Brothers Holdings, Inc., 0.000%, due 06/12/13	753,313
$6,700,000		#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	7,031,382
	3,000,000	#	Macquarie Group Ltd., 7.300%, due 08/01/14	3,360,969
	3,230,000		Manuf & Traders Trust Co., 8.000%, due 10/01/10	3,230,529
	1,800,000		Merrill Lynch & Co., Inc., 0.698%, due 07/25/11	1,798,693
	300,000		Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	322,136
	1,900,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	2,134,407
	5,400,000	#	Metropolitan Life Global Funding I, 0.690%, due 07/13/11	5,410,352
	500,000	#	Monumental Global Funding Ltd., 5.500%, due 04/22/13	542,425
	100,000		Morgan Stanley, 0.580%, due 04/19/12	98,426
	800,000		Morgan Stanley, 5.950%, due 12/28/17	860,609
	1,600,000		Morgan Stanley, 6.250%, due 08/28/17	1,751,890
	3,400,000		National City Corp., 4.000%, due 02/01/11	3,446,750
	1,400,000	#	Nationwide Building Society, 6.250%, due 02/25/20	1,543,891
	4,800,000		Nomura Holdings, Inc., 6.700%, due 03/04/20	5,494,987
DKK	2,782,318		Nykredit Realkredit A/S, 2.292%, due 04/01/38	507,676
DKK	3,090,824		Nykredit Realkredit A/S, 2.292%, due 10/01/38	564,533
	$600,000		Principal Life Income Funding Trusts, 5.300%, due 04/24/13	649,618
	900,000		Principal Life Income Funding Trusts, 5.550%, due 04/27/15	994,157
	3,400,000		Protective Life Secured Trusts, 0.417%, due 11/09/10	3,398,569
CAD	600,000		Province of Ontario Canada, 4.600%, due 06/02/39	620,614
CAD	7,900,000		Province of Ontario Canada, 4.700%, due 06/02/37	8,241,983
DKK	8,602,624		Realkredit Danmark A/S, 2.340%, due 01/01/38	1,571,252
DKK	2,764,492		Realkredit Danmark A/S, 2.340%, due 01/01/38	504,423
	$100,000		Royal Bank of Scotland, 3.950%, due 09/21/15	101,159
	600,000	#	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	489,000
	4,100,000	#	Royal Bank of Scotland PLC, 0.784%, due 04/08/11	4,103,391
	8,400,000	#	Royal Bank of Scotland PLC, 1.450%, due 10/20/11	8,464,478
	1,600,000	#	Royal Bank of Scotland PLC, 2.625%, due 05/11/12	1,641,793
	1,600,000	#	Royal Bank of Scotland PLC, 3.000%, due 12/09/11	1,643,099
	200,000	#	Royal Bank of Scotland PLC, 4.875%, due 08/25/14	212,362
	6,400,000	#	Santander US Debt S.A. Unipersonal, 1.089%, due 03/30/12	6,241,341
	2,400,000		SLM Corp., 0.492%, due 03/15/11	2,380,606
EUR	2,800,000		SLM Corp., 3.125%, due 09/17/12	3,624,686
	$200,000	#	Societe Generale, 5.922%, due 12/31/49	189,753
	1,000,000	#, L	State Bank of India/London, 4.500%, due 07/27/15	1,047,999
	700,000	#	Temasek Financial I Ltd., 4.300%, due 10/25/19	760,855
	300,000	#	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	369,865
	500,000		UBS AG, 5.750%, due 04/25/18	565,339
	1,000,000		UBS AG/Stamford CT, 1.439%, due 02/23/12	1,007,338
	1,100,000		UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,067,000
	800,000		Union Planters Corp., 7.750%, due 03/01/11	813,041
	1,800,000		Wachovia Corp., 5.750%, due 02/01/18	2,054,356
	1,200,000		Wells Fargo & Co., 5.625%, due 12/11/17	1,368,834
EUR	1,200,000		Wells Fargo & Company, 1.079%, due 03/23/16	1,550,741
	$3,400,000	#	Westpac Banking Corp., 3.585%, due 08/14/14	3,653,881
	500,000		White Nights Finance BV for Gazprom, 10.500%, due 03/08/14	510,975
	1,500,000	L	White Nights Finance BV for Gazprom, 10.500%, due 03/25/14	1,803,810
	146,000	#	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	137,511
				245,001,752
			Health Care: 0.7%
	2,400,000		Amgen, Inc., 6.150%, due 06/01/18	2,927,731
	300,000		AstraZeneca PLC, 5.900%, due 09/15/17	361,637
	200,000		AstraZeneca PLC, 6.450%, due 09/15/37	252,694
	1,900,000		HCA, Inc., 8.500%, due 04/15/19	2,128,000
	1,400,000	#	Roche Holdings, Inc., 7.000%, due 03/01/39	1,884,226
	600,000		UnitedHealth Group, Inc., 4.875%, due 02/15/13	645,224
				8,199,512
			Industrials: 0.2%
	700,000	#	C8 Capital SPV Ltd., 6.640%, due 12/31/49	467,685
	400,000		Sydney Air, 5.125%, due 02/22/21	399,608
	1,600,000		Union Pacific Corp., 5.700%, due 08/15/18	1,868,501
				2,735,794

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value

		Information Technology: 0.7%
$1,300,000		Dell, Inc., 4.700%, due 04/15/13	$1,416,557
5,700,000		International Business Machines Corp., 5.700%, due 09/14/17	6,818,562
			8,235,119
		Materials: 0.3%
1,500,000	#	CSN Resources S.A., 6.500%, due 07/21/20	1,606,875
300,000	#	Gerdau Trade, Inc., 5.750%, due 01/30/21	305,512
400,000		Rohm & Haas Co., 6.000%, due 09/15/17	447,224
200,000		Vale Overseas Ltd., 6.250%, due 01/23/17	229,433
500,000		Vale Overseas Ltd., 6.875%, due 11/10/39	575,481
			3,164,525
		Telecommunication Services: 1.0%
24,000		AT&T Corp., 7.300%, due 11/15/11	25,711
600,000		AT&T, Inc., 4.950%, due 01/15/13	652,337
600,000		AT&T, Inc., 5.500%, due 02/01/18	696,982
1,500,000		AT&T, Inc., 6.300%, due 01/15/38	1,700,052
2,500,000		BellSouth Corp., 5.200%, due 09/15/14	2,813,893
4,900,000		Cellco Partnership / Verizon Wireless Capital, LLC, 2.945%, due 05/20/11	4,982,516
30,000		New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	30,899
200,000		Qwest Corp., 8.875%, due 03/15/12	220,000
			11,122,390
		Utilities: 0.5%
300,000		Columbus Southern Power Co., 6.600%, due 03/01/33	365,943
600,000	#	EDF S.A., 5.500%, due 01/26/14	677,539
600,000	#	EDF S.A., 6.500%, due 01/26/19	733,996
600,000	#	Electricite de France, 6.950%, due 01/26/39	785,746
2,100,000	#	Enel Finance International S.A., 6.250%, due 09/15/17	2,385,065
500,000		Majapahit Holding BV, 7.250%, due 06/28/17	576,078
			5,524,367
		Total Corporate Bonds/Notes
		(Cost $292,091,736)	308,366,370

U.S. GOVERNMENT AGENCY OBLIGATIONS: 28.0%

		Federal Home Loan Mortgage Corporation##: 3.0%
1,613,643		0.407%, due 07/15/19-08/15/19	1,609,450
155,453		0.576%, due 01/25/45	127,657
274,694		1.586%, due 10/25/44	285,454
436,161		1.875%, due 03/25/24	443,375
82,750		2.515%, due 09/01/35	86,101
14,519		2.616%, due 04/01/32	15,166
15,204		3.500%, due 07/15/32	15,877
4,000,000	W	4.500%, due 10/15/35	4,160,624
5,463,534		4.500%, due 06/15/17-08/01/40	5,683,267
230,151		5.000%, due 04/15/26	230,716
4,000,000	W	5.500%, due 10/15/35	4,243,128
4,802,115		5.500%, due 03/15/17-07/01/38	5,131,811
12,551,826		6.000%, due 10/01/17-08/01/39	13,490,241
			35,522,867
		Federal National Mortgage Association##: 24.9%
493,644		0.316%, due 07/25/37	488,660
102,686		0.376%, due 03/25/34	101,650
838,041		0.566%, due 04/25/37	837,202
1,585,079		0.706%, due 09/25/35	1,584,991
7,000,000		1.125%, due 09/30/13	7,057,841
232,092		1.570%, due 10/01/44	233,246
300,000		1.625%, due 10/26/15	300,245
771,809		1.629%, due 02/01/33	790,459
96,248		1.781%, due 04/25/24	98,736
5,447		2.000%, due 02/01/20	5,615
593,835		2.126%, due 09/01/35	614,539
79,765		2.585%, due 04/01/32	80,120
236,241		2.601%, due 08/01/35	245,471
11,092		2.639%, due 09/01/31	11,512
319,279		2.687%, due 02/01/35	334,090
978,211		2.740%, due 11/01/34	1,026,037
53,000,000	W	4.000%, due 07/25/39-11/25/39	54,423,113
102,000,000	W	4.500%, due 10/15/35	106,239,324
31,000,009		4.500%, due 04/01/39-09/01/40	32,329,717
2,600,000		4.625%, due 10/15/13	2,893,888
83,160		4.646%, due 12/01/36	86,824
11,000,000	W	5.000%, due 10/15/33	11,579,216
2,475,745		5.000%, due 06/25/27-03/01/35	2,613,252
356,519		5.005%, due 09/01/34	375,287
10,000,000	W	5.500%, due 10/15/35	10,631,250
7,402,703		5.500%, due 04/01/21-08/01/38	7,919,614
44,533,530		6.000%, due 06/01/17-10/01/38	47,995,573
1,000,000	W	6.500%, due 10/01/31	1,090,469
1,815,476		6.500%, due 03/01/17-06/17/38	1,969,107
			293,957,048
		Government National Mortgage Association: 0.1%
27,099		0.657%, due 03/16/32	27,189

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

	Principal Amount			Value

			Government National Mortgage Association (continued)
$1,000,000		W	6.000%, due 10/01/32	$1,085,156
				1,112,345
			Total U.S. Government Agency Obligations
			(Cost $327,777,943)	330,592,260

U.S. TREASURY OBLIGATIONS: 40.7%

			U.S. Treasury Notes: 39.3%
	149,895,000	L	0.375%, due 08/31/12	149,807,149
	43,500,000		0.375%, due 09/30/12	43,459,241
	40,100,000		0.625%, due 06/30/12	40,269,102
	5,100,000	L	1.250%, due 08/31/15	5,099,204
	5,600,000		1.750%, due 07/31/15	5,735,615
	6,500,000	L	1.875%, due 08/31/17	6,495,431
	48,500,000		1.875%, due 06/30/15-09/30/17	49,385,277
	17,000,000		2.125%, due 05/31/15	17,726,512
	32,900,000		2.375%, due 07/31/17	33,974,382
	38,300,000		2.500%, due 04/30/15-06/30/17	39,962,805
	31,700,000		2.750%, due 11/30/16-05/31/17	33,642,624
	6,900,000		3.000%, due 02/28/17	7,421,813
	15,600,000		3.125%, due 10/31/16-04/30/17	16,889,661
	8,000,000		3.250%, due 12/31/16	8,731,880
	4,600,000		9.875%, due 11/15/15	6,553,206
				465,153,902
			Treasury Inflation Indexed Protected Securities(ip): 1.4%
	500,000		1.250%, due 07/15/20	525,173
	600,000		1.750%, due 01/15/28	663,359
	1,800,000		2.000%, due 01/15/26	2,179,041
	3,200,000		2.375%, due 01/15/25	4,265,178
	5,200,000		2.500%, due 01/15/29	6,245,465
	1,000,000		3.625%, due 04/15/28	1,807,147
	100,000		3.875%, due 04/15/29	184,832
				15,870,195
			Total U.S. Treasury Obligations
			(Cost $473,880,224)	481,024,097

ASSET-BACKED SECURITIES: 0.5%

			Automobile Asset-Backed Securities: 0.1%
	492,735	#	Ally Auto Receivables Trust, 1.320%, due 03/15/12	494,147
	344,271		Daimler Chrysler Auto Trust, 1.737%, due 09/10/12	345,743
				839,890
			Credit Card Asset-Backed Securities: 0.2%
	700,000		BA Credit Card Trust, 0.837%, due 04/15/13	700,400
	1,400,000		BA Credit Card Trust, 1.457%, due 12/16/13	1,411,411
				2,111,811
			Home Equity Asset-Backed Securities: 0.0%
	556,503		Household Home Equity Loan Trust, 0.547%, due 01/20/34	503,939
				503,939
			Other Asset-Backed Securities: 0.2%
	377,058		Countrywide Asset-Backed Certificates, 0.336%, due 10/25/47	364,163
	1,828,861		Countrywide Asset-Backed Certificates, 0.436%, due 09/25/36	1,464,583
	295,793		J.P. Morgan Mortgage Acquisition Corp., 0.316%, due 03/25/47	219,894
	58,753		Long Beach Mortgage Loan Trust, 0.536%, due 10/25/34	50,061
	31,905		Morgan Stanley Capital, Inc., 0.306%, due 11/25/36	31,806
	169,364		WAMU Asset-Backed Certificates, 0.306%, due 01/25/37	155,017
				2,285,524
			Total Asset-Backed Securities
			(Cost $6,243,916)	5,741,164

COLLATERALIZED MORTGAGE OBLIGATIONS: 6.8%

	2,504,506		Access Group, Inc., 1.798%, due 10/27/25	2,569,140
	95,818		Adjustable Rate Mortgage Trust, 3.113%, due 05/25/35	95,188
	394,368		American Home Mortgage Investment Trust, 2.678%, due 02/25/45	343,152
	16,800,000	#	Arkle Master Issuer PLC, 0.459%, due 02/17/52	16,597,619
EUR	1,000,000	#, I	Arran Residential Mortgages Funding PLC, 2.203%, due 05/16/47	1,361,419
EUR	1,700,000	#	Arran Residential Mortgages Funding PLC, 2.403%, due 05/16/47	2,314,413
	$800,000		Banc of America Commercial Mortgage, Inc., 5.928%, due 05/10/45	878,758
	578,860		Banc of America Funding Corp., 2.893%, due 05/25/35	576,443
	464,028		Banc of America Funding Corp., 5.939%, due 01/20/47	343,369
	20,509		Banc of America Mortgage Securities, Inc., 0.706%, due 01/25/34	20,284
	338,998		Banc of America Mortgage Securities, Inc., 2.924%, due 07/25/33	330,388
	134,208		Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	137,541
	1,600,000	#	BCRR Trust, 5.858%, due 07/17/40	1,743,097
	2,808,434		Bear Stearns Adjustable Rate Mortgage Trust, 2.760%, due 03/25/35	2,683,329
	1,652,919		Bear Stearns Adjustable Rate Mortgage Trust, 2.934%, due 03/25/35	1,588,381
	695,016		Bear Stearns Adjustable Rate Mortgage Trust, 3.141%, due 11/25/34	607,444
	120,495		Bear Stearns Adjustable Rate Mortgage Trust, 5.382%, due 02/25/36	105,935
	337,438		Bear Stearns Alternative-A Trust, 2.848%, due 05/25/35	264,837
	203,135		Bear Stearns Alternative-A Trust, 2.984%, due 09/25/35	154,373
	588,774		Bear Stearns Alternative-A Trust, 5.386%, due 11/25/36	365,874
	100,000		Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	103,094
	300,000		Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	328,826

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS (continued)

$524,874		Bear Stearns Structured Products, Inc., 3.013%, due 01/26/36	$364,028
339,257		Bear Stearns Structured Products, Inc., 5.436%, due 12/26/46	242,150
554,186		Citigroup Mortgage Loan Trust, Inc., 2.917%, due 08/25/35	523,242
900,000		Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	937,375
178,451		Countrywide Home Loan Mortgage Pass-through Trust, 0.576%, due 03/25/35	113,135
862,862	#	Countrywide Home Loan Mortgage Pass-through Trust, 0.596%, due 06/25/35	736,502
813,020		Countrywide Home Loan Mortgage Pass-through Trust, 3.172%, due 02/20/35	711,830
475,163		Countrywide Home Loan Mortgage Pass-through Trust, 3.466%, due 11/25/34	411,405
2,385,382	#	Credit Suisse Mortgage Capital Certificates, 0.487%, due 10/15/21	2,218,681
2,300,000		Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	2,310,524
100,000		Credit Suisse Mortgage Capital Certificates, 5.846%, due 03/15/39	106,194
160,946		Downey Savings & Loan Association Mortgage Loan Trust, 2.483%, due 07/19/44	119,598
1,359,073		Federal Home Loan Mortgage Corporation, 1.786%, due 07/25/44	1,362,789
295,905		First Horizon Mortgage Pass-through Trust, 2.923%, due 08/25/35	285,406
50,166		GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	51,123
9,229,968		Granite Master Issuer PLC, 0.347%, due 12/20/54	8,620,790
299,267		Greenpoint Mortgage Pass-through Certificates, 3.098%, due 10/25/33	256,554
100,000		Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	106,736
600,000		Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	633,586
695,778	#	GS Mortgage Securities Corp. II, 0.347%, due 03/06/20	675,803
62,287		GSR Mortgage Loan Trust, 2.573%, due 06/25/34	58,136
585,177		GSR Mortgage Loan Trust, 2.923%, due 09/25/35	561,134
1,226		GSR Mortgage Loan Trust, 6.000%, due 03/25/32	1,226
218,869		Harborview Mortgage Loan Trust, 0.477%, due 05/19/35	137,275
414,614		Harborview Mortgage Loan Trust, 2.956%, due 07/19/35	335,553
233,673		Indymac Index Mortgage Loan Trust, 2.767%, due 12/25/34	175,882
800,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.336%, due 05/15/47	833,524
2,600,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	2,710,162
4,300,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.440%, due 06/12/47	4,515,390
300,000		J.P. Morgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	315,260
978,803		J.P. Morgan Mortgage Trust, 3.279%, due 07/25/35	958,081
279,740		J.P. Morgan Mortgage Trust, 5.022%, due 02/25/35	283,630
249,433		Merrill Lynch Mortgage Investors Trust, 0.466%, due 02/25/36	194,568
300,831		Merrill Lynch Mortgage Investors Trust, 2.423%, due 05/25/33	308,729
300,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	301,656
202,468		MLCC Mortgage Investors, Inc., 0.506%, due 11/25/35	180,189
111,051		MLCC Mortgage Investors, Inc., 1.259%, due 10/25/35	95,576
100,000		Morgan Stanley Capital I, 5.809%, due 12/12/49	106,070
4,700,000		Morgan Stanley Capital I, 6.075%, due 06/11/49	5,036,622
67,561		RAAC Series, 5.000%, due 09/25/34	67,960
97,004		Residential Accredit Loans, Inc., 0.656%, due 03/25/33	86,929
83,436		Residential Asset Securitization Trust, 0.656%, due 05/25/33	72,817
11,831		Residential Funding Mortgage Securities I, 6.500%, due 03/25/32	12,170
193,481		Sequoia Mortgage Trust, 0.607%, due 07/20/33	182,482
400,891		Sequoia Mortgage Trust, 2.911%, due 04/20/35	382,365
137,595		SLM Student Loan Trust, 0.798%, due 01/25/15	137,746
215,770		Structured Adjustable Rate Mortgage Loan Trust, 2.695%, due 08/25/35	175,888
517,331		Structured Asset Mortgage Investments, Inc., 0.507%, due 07/19/35	478,353
221,092	#	Structured Asset Securities Corp., 2.841%, due 10/25/35	178,080
937,565		Thornburg Mortgage Securities Trust, 0.376%, due 10/25/46	930,200
821,143	#	Wachovia Bank Commercial Mortgage Trust, 0.337%, due 06/15/20	722,444
400,000		Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	398,227
2,500,000		WaMu Mortgage Pass-Through Certificates, 5.777%, due 02/25/37	2,119,436
153,317		Washington Mutual Mortgage Pass-through Certificates, 0.566%, due 01/25/45	128,285
363,237		Washington Mutual Mortgage Pass-through Certificates, 0.796%, due 12/25/27	327,469
20,623		Washington Mutual Mortgage Pass-through Certificates, 1.770%, due 08/25/42	18,281
369,284	I, X, ^	Washington Mutual Mortgage Pass-through Certificates, 2.337%, due 12/25/27	20,311
46,882		Washington Mutual Mortgage Pass-through Certificates, 3.003%, due 02/27/34	46,700
937,621		Washington Mutual Mortgage Pass-through Certificates, 3.297%, due 07/25/46	660,107
1,019,801		Washington Mutual Mortgage Pass-through Certificates, 3.297%, due 08/25/46	706,091
720,474		Wells Fargo Mortgage-Backed Securities Trust, 2.883%, due 12/25/34	704,957
327,408		Wells Fargo Mortgage-Backed Securities Trust, 2.955%, due 05/25/35	315,654
476,861		Wells Fargo Mortgage-Backed Securities Trust, 4.900%, due 01/25/35	464,982
161,420		Wells Fargo Mortgage-Backed Securities Trust, 5.300%, due 08/25/36	160,058
		Total Collateralized Mortgage Obligations
		(Cost $80,131,839)	80,907,010

MUNICIPAL BONDS: 1.9%

		California: 0.9%
1,000,000		California Infrastructure & Economic Development Bank, 6.486%, due 05/15/49	1,106,350
1,200,000		California State Public Works Board, 7.804%, due 03/01/35	1,278,528
500,000		California State University, 6.434%, due 11/01/30	548,025
450,000		Orange County Sanitation District, 9.080%, due 02/01/33	474,345
6,000,000		Southern California Public Power Authority, 5.943%, due 07/01/40	6,194,700
500,000		State of California, 7.500%, due 04/01/34	550,810
400,000		State of California, 5.650%, due 04/01/39	430,588
500,000		State of California, 7.550%, due 04/01/39	545,605
			11,128,951
		Illinois: 0.3%
1,000,000		Chicago Transit Authority, 6.200%, due 12/01/40	1,012,490
1,400,000		Chicago Transit Authority, 6.899%, due 12/01/40	1,519,259

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value

			Illinois (continued)
$100,000			Chicago Transit Authority, 6.300%, due 12/01/21	$109,758
400,000			State of Illinois, 6.725%, due 04/01/35	400,204
900,000			State of Illinois, 4.071%, due 01/01/14	933,174
				3,974,885
			Nebraska: 0.1%
500,000			Public Power Generation Agency, 7.242%, due 01/01/41	535,710
				535,710
			Nevada: 0.4%
3,300,000			City of North Las Vegas NV, 6.572%, due 06/01/40	3,623,400
600,000			County of Clark NV, 6.820%, due 07/01/45	676,224
				4,299,624
			New Jersey: 0.1%
600,000			New Jersey Economic Development Authority, 1.292%, due 06/15/13	597,540
				597,540
			New York: 0.1%
1,000,000			New York City Municipal Water Finance Authority, 6.011%, due 06/15/42	1,116,070
100,000			Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	100,815
200,000			Tobacco Settlement Financing Corp., 6.250%, due 06/01/42	198,886
				1,415,771
			Ohio: 0.0%
400,000			Buckeye Tobacco Settlement Financing Authority, 5.875%, due 06/01/30	322,124
				322,124
			Texas: 0.0%
400,000			Texas State Transportation Commission, 5.178%, due 04/01/30	430,300
				430,300
			Wisconsin: 0.0%
105,000			Badger TOB Asset Securitization Corp., 6.125%, due 06/01/27	112,272
				112,272
			Total Municipal Bonds
			(Cost $21,559,610)	22,817,177

OTHER BONDS: 6.7%

			Foreign Government Bonds: 6.7%
BRL	2,000,000		Brazil Government International Bond, 10.250%, due 01/10/28	1,325,650
CAD	2,400,000		Canada Housing Trust No 1, 3.350%, due 12/15/20	2,373,502
CAD	1,800,000		Canadian Government International Bond, 2.000%, due 12/01/14	1,762,072
CAD	2,600,000		Canadian Government International Bond, 2.500%, due 09/01/13	2,594,618
CAD	900,000		Canadian Government International Bond, 4.500%, due 06/01/15	975,558
	$600,000	#	Export-Import Bank of China, 4.875%, due 07/21/15	668,957
499,999			Federative Republic of Brazil, 8.000%, due 01/15/18	600,249
900,000			Federative Republic of Brazil, 12.500%, due 01/05/22	652,926
4,630,000,000			Japan Treasury Discount Bill, 0.210%, due 10/25/10	55,454,443
JPY	160,000,000	Z	Japan Treasury Discount Bill, 3.560%, due 12/06/10	1,917,432
$400,000		#	Korea Housing Finance Corp., 4.125%, due 12/15/15	420,557
600,000			Mexico Government International Bond, 6.050%, due 01/11/40	690,000
5,000,000			Mexico Government International Bond, 8.125%, due 12/30/19	6,787,500
250,000			Panama Government International Bond, 8.875%, due 09/30/27	364,375
71,000			Panama Government International Bond, 9.375%, due 04/01/29	107,920
1,000,000		#	Societe Financement de l’Economie Francaise, 0.726%, due 07/16/12	1,003,020
EUR	700,000		Societe Financement de l’Economie Francaise, 2.125%, due 05/20/12	970,126
	$200,000	#	Societe Financement de l’Economie Francaise, 3.375%, due 05/05/14	215,335
			Total Other Bonds
			(Cost $74,368,398)	78,884,240

Shares			Value

PREFERRED STOCK: 1.5%

		Consumer Discretionary: 0.1%
60,000	@, P	Motors Liquidation Co.	$474,750
			474,750
		Financials: 1.4%
77,500		American International Group, Inc.	665,725
858,000		Citigroup, Inc.	12,827,958
3,400		Wells Fargo & Co.	3,420,400
			16,914,083
		Total Preferred Stock
		(Cost $19,233,806)	17,388,833
		Total Long-Term Investments
		(Cost $1,295,287,472)	1,325,721,151

Principal Amount			Value

SHORT-TERM INVESTMENTS: 11.3%

		U.S. Government Agency Obligations: 4.9%
$29,800,000	Z	Fannie Mae, 0.140%, due 10/01/10	$29,799,886
3,300,000	Z	Freddie Mac, 0.100%, due 10/27/10	3,299,741
20,400,000	Z	Freddie Mac, 0.120%, due 10/06/10	20,399,581
2,700,000	Z	Freddie Mac, 0.130%, due 10/19/10	2,699,818
1,500,000	Z	Freddie Mac, 0.140%, due 10/12/10	1,499,931
		Total U.S. Government Agency Obligations
		(Cost $57,698,957)	57,698,957

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value

		Securities Lending Collateral(cc): 6.4%
75,916,132		BNY Mellon Overnight Government Fund (1)		$75,916,132
221,484	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		177,187
		Total Securities Lending Collateral
		(Cost $76,137,616)		76,093,319
		Total Short-Term Investments
		(Cost $133,836,573)		133,792,276

		Total Investments in Securities
		(Cost $1,429,124,045)*	123.4%	$1,459,513,427
		Other Assets and Liabilities - Net	(23.4)	(276,926,449)
		Net Assets	100.0%	$1,182,586,978

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	BRL	Brazilian Real
	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	EU Euro
	JPY	Japanese Yen

	*	Cost for federal income tax purposes is $1,429,124,111.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$43,008,840
		Gross Unrealized Depreciation		(12,619,524)
		Net Unrealized Appreciation		$30,389,316

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Preferred Stock	$3,420,400	$13,968,433	$—	$17,388,833
Corporate Bonds/Notes	1,068,956	307,297,414	—	308,366,370
U.S. Government Agency Obligations	—	330,592,260	—	330,592,260
U.S. Treasury Obligations	—	481,024,097	—	481,024,097
Asset-Backed Securities	—	5,741,164	—	5,741,164
Collateralized Mortgage Obligations	—	77,231,178	3,675,832	80,907,010
Municipal Bonds	—	22,817,177	—	22,817,177
Other Bonds	—	77,881,220	1,003,020	78,884,240
Short-Term Investments	75,916,132	57,698,957	177,187	133,792,276
Total Investments, at value	$80,405,488	$1,374,251,900	$4,856,039	$1,459,513,427
Other Financial Instruments+:
Forward foreign currency contracts	—	3,269,028	—	3,269,028
Futures	2,101,309	—	—	2,101,309
Swaps, at value	—	5,445,336	51,936	5,497,272
Total Assets	$82,506,797	$1,382,966,264	$4,907,975	$1,470,381,036

Liabilities Table
Other Financial Instruments+:
Forward foreign currency contracts	$—	$(5,976,730)	$—	$(5,976,730)
Swaps, at value	—	(276,380)	(1,913)	(278,293)
Written options	(67,133)	(1,644,266)	—	(1,711,399)
Total Liabilities	$(67,133)	$(7,897,376)	$(1,913)	$(7,966,422)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Collateralized Mortgage Obligations	—	3,615,716	—	—	—	60,115	—	—	3,675,831
Other Bonds	999,254	—	—	—	—	3,766	—	—	1,003,020
Short-Term Investments	177,187	—	—	—	—	—	—	—	177,187
Total Investments, at value	$1,176,441	$3,615,716	$—	$—	$—	$63,881	$—	$—	$4,856,038
Other Financial Instruments+:
Swaps, at value	72,008	—	—	—	—	(20,072)	—	—	51,936
Total Assets	$1,248,449	$3,615,716	$—	$—	$—	$43,809	$—	$—	$4,907,974

Liabilities Table
Other Financial Instruments+:
Swaps, at value	$797	$—	$—	$—	$—	$(2,710)	$—	$—	$(1,913)
Total Liabilities	$797	$—	$—	$—	$—	$(2,710)	$—	$—	$(1,913)

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $41,099.

‘+ Other Financial Instruments are derivatives not reflected in the Summary Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps and written options are reported at their market value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

At September 30, 2010 the following forward foreign currency contracts were outstanding for the ING PIMCO Total Return Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Brazilian Real
BRL 346,500	BUY	12/2/10	$197,481	$202,046	$4,565
Brazilian Real
BRL 174,470	BUY	12/2/10	100,000	101,735	1,735
Indian Rupee
INR 18,632,000	BUY	11/12/10	400,000	411,356	11,356
South Korean Won
KRW 105,232,500	BUY	11/12/10	90,000	92,120	2,120
Mexican Peso
MXN 2,532,700	BUY	2/22/11	200,000	198,188	(1,812)
Philippine Peso
PHP 35,216,000	BUY	11/15/10	800,000	798,592	(1,408)
Singapore Dollar
SGD 666,850	BUY	11/12/10	500,000	507,035	7,035
Taiwan New Dollar
TWD 4,425,135	BUY	10/12/10	143,000	141,665	(1,335)
Mexican Peso
MXN 2,606,180	BUY	2/22/11	200,000	203,937	3,937
Malaysian Ringgit
MYR 620,000	BUY	2/7/11	200,000	199,120	(880)
Mexican Peso
MXN 2,538,900	BUY	2/22/11	200,000	198,673	(1,327)
Philippine Peso
PHP 8,984,000	BUY	6/15/11	200,000	199,460	(540)
Brazilian Real
BRL 22,590,811	BUY	12/2/10	12,588,215	13,172,846	584,631
Brazilian Real
BRL 178,830	BUY	12/2/10	100,000	104,277	4,277
Chinese Yuan
CNY 700,961	BUY	11/17/10	105,917	104,818	(1,099)
South Korean Won
KRW 134,446,200	BUY	11/12/10	119,000	117,693	(1,307)
South African Rand
ZAR 1,446,680	BUY	10/28/10	200,000	206,603	6,603
South African Rand
ZAR 1,437,500	BUY	10/28/10	200,000	205,292	5,292
Australian Dollar
AUD 147,000	BUY	10/5/10	141,213	141,994	781
Brazilian Real
BRL 178,550	BUY	10/4/10	100,000	105,436	5,436
Indonesian Rupiah
IDR 2,082,300,000	BUY	7/27/11	220,000	221,434	1,434
Indonesian Rupiah
IDR 1,803,000,000	BUY	11/24/10	200,000	200,052	52
Indonesian Rupiah
IDR 1,803,000,000	BUY	11/24/10	200,000	200,052	52
Taiwan New Dollar
TWD 3,780,780	BUY	10/12/10	122,000	121,036	(964)
Brazilian Real
BRL 4,483,531	BUY	10/4/10	2,495,704	2,647,569	151,865
Brazilian Real
BRL 2,864,960	BUY	10/4/10	1,600,000	1,691,787	91,787
Brazilian Real
BRL 4,298,640	BUY	10/4/10	2,400,000	2,538,389	138,389
Brazilian Real
BRL 359,180	BUY	10/4/10	200,000	212,099	12,099
Brazilian Real
BRL 539,280	BUY	10/4/10	300,000	318,450	18,450
Brazilian Real
BRL 1,077,360	BUY	10/4/10	600,000	636,192	36,192
Brazilian Real
BRL 173,300	BUY	10/4/10	100,000	102,335	2,335
South Korean Won
KRW 459,900,000	BUY	11/12/10	389,267	402,594	13,327

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Mexican Peso
MXN 12,932,500	BUY	2/22/11	$1,000,000	$1,011,987	$11,987
Canadian Dollar
CAD 2,358,000	BUY	11/18/10	2,291,572	2,289,190	(2,382)
Canadian Dollar
CAD 307,000	BUY	11/18/10	298,871	298,041	(830)
Brazilian Real
BRL 2,145,120	BUY	12/2/10	1,200,000	1,250,833	50,833
Brazilian Real
BRL 894,750	BUY	12/2/10	500,000	521,734	21,734
Mexican Peso
MXN 1,649,785	BUY	2/22/11	124,700	129,098	4,398
Mexican Peso
MXN 1,304,400	BUY	2/22/11	100,000	102,071	2,071
Mexican Peso
MXN 1,303,220	BUY	2/22/11	100,000	101,979	1,979
Mexican Peso
MXN 1,282,850	BUY	2/22/11	100,000	100,385	385
Mexican Peso
MXN 1,273,200	BUY	2/22/11	100,000	99,630	(370)
South African Rand
ZAR 1,436,228	BUY	10/28/10	200,000	205,111	5,111
South African Rand
ZAR 728,400	BUY	1/28/11	100,000	102,539	2,539
Brazilian Real
BRL 357,700	BUY	12/2/10	200,000	208,577	8,577
Brazilian Real
BRL 2,145,720	BUY	12/2/10	1,200,000	1,251,183	51,183
Indonesian Rupiah
IDR 4,505,000,000	BUY	11/24/10	500,000	499,852	(148)
Mexican Peso
MXN 2,548,700	BUY	2/22/11	200,000	199,440	(560)
Mexican Peso
MXN 1,269,940	BUY	2/22/11	100,000	99,375	(625)
Mexican Peso
MXN 2,537,880	BUY	2/22/11	200,000	198,593	(1,407)
Mexican Peso
MXN 1,269,650	BUY	2/22/11	100,000	99,352	(648)
Malaysian Ringgit
MYR 883,382	BUY	10/12/10	257,997	285,923	27,926
Brazilian Real
BRL 538,830	BUY	10/4/10	300,000	318,184	18,184
South African Rand
ZAR 2,216,670	BUY	10/28/10	300,000	316,567	16,567
Malaysian Ringgit
MYR 305,000	BUY	10/12/10	91,495	98,719	7,224
Malaysian Ringgit
MYR 174,319	BUY	10/12/10	52,955	56,422	3,467
Malaysian Ringgit
MYR 310,250	BUY	2/7/11	100,000	99,640	(360)
Australian Dollar
AUD 500,000	BUY	10/29/10	467,520	481,528	14,008
Australian Dollar
AUD 12,000	BUY	10/5/10	11,528	11,591	63
Australian Dollar
AUD 147,000	BUY	10/5/10	141,242	141,994	752
Indonesian Rupiah
IDR 1,804,000,000	BUY	11/24/10	200,000	200,163	163
Indonesian Rupiah
IDR 4,506,000,000	BUY	11/24/10	500,000	499,963	(37)
Indian Rupee
INR 45,660,000	BUY	1/12/11	1,000,000	998,252	(1,748)
Canadian Dollar
CAD 308,000	BUY	11/18/10	299,619	299,012	(607)
Canadian Dollar
CAD 1,954,000	BUY	11/18/10	1,898,953	1,896,980	(1,973)
South African Rand
ZAR 744,100	BUY	10/28/10	100,000	106,267	6,267
South African Rand
ZAR 736,590	BUY	10/28/10	100,000	105,194	5,194

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
South African Rand
ZAR 2,210,370	BUY	10/28/10	$300,000	$315,668	$15,668
South African Rand
ZAR 2,215,770	BUY	10/28/10	300,000	316,439	16,439
Brazilian Real
BRL 1,253,140	BUY	10/4/10	700,000	739,992	39,992
Brazilian Real
BRL 1,061,400	BUY	10/4/10	600,000	626,767	26,767
Brazilian Real
BRL 1,060,800	BUY	10/4/10	600,000	626,413	26,413
Indonesian Rupiah
IDR 699,500,000	BUY	7/27/11	75,312	74,386	(926)
South Korean Won
KRW 367,900,000	BUY	11/12/10	308,163	322,057	13,894
Taiwan New Dollar
TWD 1,642,000	BUY	1/14/11	52,251	52,652	401
Brazilian Real
BRL 895,950	BUY	12/2/10	500,000	522,434	22,434
Taiwan New Dollar
TWD 897,000	BUY	10/12/10	28,681	28,716	35
Canadian Dollar
CAD 103,000	BUY	11/18/10	100,273	99,994	(279)
Indonesian Rupiah
IDR 2,888,200,000	BUY	7/27/11	310,659	307,134	(3,525)
South Korean Won
KRW 93,008,000	BUY	11/12/10	80,000	81,419	1,419
Chinese Yuan
CNY 19,000,000	BUY	11/23/10	2,807,868	2,841,632	33,764
Chinese Yuan
CNY 13,627,799	BUY	11/23/10	2,014,010	2,038,168	24,158
EU Euro
EUR 12,146,000	BUY	11/23/10	15,554,532	16,550,841	996,309
Indonesian Rupiah
IDR 2,817,096,000	BUY	7/27/11	305,046	299,573	(5,473)
South Korean Won
KRW 251,073,344	BUY	11/12/10	212,091	219,788	7,697
South Korean Won
KRW 116,250,000	BUY	11/12/10	100,000	101,765	1,765
South Korean Won
KRW 116,150,000	BUY	11/12/10	100,000	101,677	1,677
Malaysian Ringgit
MYR 729,000	BUY	10/12/10	224,308	235,955	11,647
Malaysian Ringgit
MYR 154,000	BUY	10/12/10	45,704	49,845	4,141
Malaysian Ringgit
MYR 157,000	BUY	10/12/10	46,601	50,816	4,215
Turkish Lira
TRY 453,360	BUY	1/27/11	300,000	306,994	6,994
Turkish Lira
TRY 299,390	BUY	1/27/11	200,000	202,733	2,733
Brazilian Real
BRL 177,630	BUY	12/2/10	100,000	103,577	3,577
Brazilian Real
BRL 173,200	BUY	10/4/10	100,000	102,276	2,276
South Korean Won
KRW 457,840,000	BUY	1/19/11	400,000	399,639	(361)
Brazilian Real
BRL 3,456,480	BUY	10/4/10	1,900,000	2,041,085	141,085
Turkish Lira
TRY 303,000	BUY	1/27/11	200,000	205,177	5,177
Turkish Lira
TRY 301,700	BUY	1/27/11	200,000	204,297	4,297
Turkish Lira
TRY 150,910	BUY	1/27/11	100,000	102,189	2,189
Turkish Lira
TRY 302,260	BUY	1/27/11	200,000	204,676	4,676
Turkish Lira
TRY 302,500	BUY	1/27/11	200,000	204,839	4,839
Singapore Dollar
SGD 264,340	BUY	3/9/11	200,000	201,000	1,000

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD 1,105,000	BUY	10/29/10	$978,875	$1,064,178	$85,303
Brazilian Real
BRL 172,900	BUY	12/2/10	100,000	100,819	819
Canadian Dollar
CAD 103,000	BUY	11/18/10	100,197	99,994	(203)
Brazilian Real
BRL 174,250	BUY	12/2/10	100,000	101,606	1,606
Brazilian Real
BRL 346,620	BUY	12/2/10	200,000	202,116	2,116
Brazilian Real
BRL 346,880	BUY	12/2/10	200,000	202,268	2,268
Brazilian Real
BRL 173,040	BUY	12/2/10	100,000	100,901	901
Taiwan New Dollar
TWD 406,749	BUY	1/14/11	12,921	13,043	122
South African Rand
ZAR 1,488,100	BUY	10/28/10	200,000	212,519	12,519
South Korean Won
KRW 230,416,000	BUY	1/19/11	200,000	201,125	1,125
South Korean Won
KRW 230,320,000	BUY	1/19/11	200,000	201,041	1,041
South Korean Won
KRW 116,143,000	BUY	11/12/10	100,000	101,671	1,671
South Korean Won
KRW 115,110,000	BUY	1/19/11	100,000	100,477	477
South Korean Won
KRW 345,330,000	BUY	1/19/11	300,000	301,431	1,431
Taiwan New Dollar
TWD 1,336,000	BUY	1/14/11	43,187	42,840	(347)
Brazilian Real
BRL 1,061,460	BUY	10/4/10	600,000	626,803	26,803
Brazilian Real
BRL 357,200	BUY	10/4/10	200,000	210,930	10,930
Malaysian Ringgit
MYR 306,000	BUY	10/12/10	92,938	99,043	6,105
Malaysian Ringgit
MYR 174,319	BUY	10/12/10	52,939	56,422	3,483
Australian Dollar
AUD 779,000	BUY	10/29/10	687,047	750,221	63,174
Mexican Peso
MXN 10,926,930	BUY	2/22/11	851,073	855,049	3,976
South African Rand
ZAR 759,900	BUY	9/13/11	100,000	103,312	3,312
South African Rand
ZAR 723,080	BUY	10/28/10	100,000	103,265	3,265
South African Rand
ZAR 1,447,700	BUY	10/28/10	200,000	206,749	6,749
Brazilian Real
BRL 174,450	BUY	12/2/10	100,000	101,723	1,723
Brazilian Real
BRL 174,140	BUY	12/2/10	100,000	101,542	1,542
Singapore Dollar
SGD 666,550	BUY	11/12/10	500,000	506,807	6,807
Singapore Dollar
SGD 132,160	BUY	3/9/11	100,000	100,492	492
Singapore Dollar
SGD 132,170	BUY	3/9/11	100,000	100,500	500
Singapore Dollar
SGD 263,812	BUY	3/9/11	200,000	200,599	599
Turkish Lira
TRY 151,510	BUY	1/27/11	100,000	102,595	2,595
Canadian Dollar
CAD 411,000	BUY	11/18/10	399,821	399,006	(815)
Chinese Yuan
CNY 477,324	BUY	11/23/10	72,000	71,388	(612)
Chinese Yuan
CNY 338,589	BUY	11/23/10	51,000	50,639	(361)
Chinese Yuan
CNY 331,900	BUY	11/17/10	50,000	49,631	(369)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Chinese Yuan
CNY 1,326,700	BUY	11/17/10	$200,000	$198,388	$(1,612)
Chinese Yuan
CNY 1,300,068	BUY	11/17/10	196,000	194,406	(1,594)
Chinese Yuan
CNY 674,832	BUY	11/17/10	102,000	100,911	(1,089)
Chinese Yuan
CNY 675,036	BUY	11/17/10	102,000	100,941	(1,059)
Chinese Yuan
CNY 1,078,734	BUY	11/17/10	163,000	161,308	(1,692)
British Pound
GBP 619,000	BUY	12/20/10	976,380	971,823	(4,557)
Indonesian Rupiah
IDR 1,017,000,000	BUY	10/7/10	100,000	113,813	13,813
Indonesian Rupiah
IDR 3,657,780,000	BUY	10/7/10	360,000	409,346	49,346
Indonesian Rupiah
IDR 1,688,661,000	BUY	10/7/10	170,000	188,980	18,980
Indonesian Rupiah
IDR 3,012,855,000	BUY	10/7/10	300,000	337,172	37,172
Indonesian Rupiah
IDR 668,500,000	BUY	7/27/11	70,000	71,089	1,089
Indonesian Rupiah
IDR 1,048,300,000	BUY	7/27/11	110,000	111,477	1,477
Indonesian Rupiah
IDR 1,711,800,000	BUY	7/27/11	180,000	182,035	2,035
Indonesian Rupiah
IDR 850,500,000	BUY	7/27/11	90,000	90,443	443
Indonesian Rupiah
IDR 849,600,000	BUY	7/27/11	90,000	90,347	347
Indonesian Rupiah
IDR 923,000,000	BUY	4/15/11	100,000	99,948	(52)
Indonesian Rupiah
IDR 921,000,000	BUY	4/15/11	100,000	99,731	(269)
Indonesian Rupiah
IDR 1,494,400,000	BUY	7/27/11	160,000	158,916	(1,084)
Indonesian Rupiah
IDR 1,488,000,000	BUY	7/27/11	160,000	158,235	(1,765)
Indonesian Rupiah
IDR 1,654,740,000	BUY	4/15/11	180,000	179,185	(815)
Indonesian Rupiah
IDR 3,586,000,000	BUY	11/24/10	400,000	397,885	(2,115)
Indonesian Rupiah
IDR 2,971,500,000	BUY	7/27/11	320,412	315,992	(4,420)
Indian Rupee
INR 27,288,000	BUY	1/12/11	600,000	596,590	(3,410)
South Korean Won
KRW 40,338,000	BUY	11/12/10	34,453	35,312	859
South Korean Won
KRW 22,050,656	BUY	11/12/10	18,883	19,303	420
South Korean Won
KRW 113,350,000	BUY	11/12/10	100,000	99,226	(774)
South Korean Won
KRW 183,320,000	BUY	11/12/10	160,000	160,477	477
South Korean Won
KRW 184,176,000	BUY	11/12/10	160,000	161,227	1,227
South Korean Won
KRW 46,360,000	BUY	11/12/10	40,000	40,583	583
South Korean Won
KRW 103,923,000	BUY	11/12/10	90,000	90,974	974
South Korean Won
KRW 105,286,500	BUY	11/12/10	90,000	92,167	2,167
South Korean Won
KRW 46,920,000	BUY	11/12/10	40,000	41,073	1,073
South Korean Won
KRW 105,084,000	BUY	11/12/10	90,000	91,990	1,990
South Korean Won
KRW 46,712,000	BUY	11/12/10	40,000	40,891	891
South Korean Won
KRW 92,952,000	BUY	11/12/10	80,000	81,370	1,370

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
South Korean Won
KRW 226,930,500	BUY	11/12/10	$192,037	$198,654	$6,617
South Korean Won
KRW 165,096,800	BUY	11/12/10	146,000	144,525	(1,475)
Mexican Peso
MXN 2,531,300	BUY	2/22/11	200,000	198,078	(1,922)
Malaysian Ringgit
MYR 269,992	BUY	10/12/10	80,000	87,388	7,388
Malaysian Ringgit
MYR 238,357	BUY	10/12/10	70,000	77,149	7,149
Malaysian Ringgit
MYR 273,408	BUY	10/12/10	80,000	88,494	8,494
Malaysian Ringgit
MYR 171,735	BUY	10/12/10	50,000	55,585	5,585
Malaysian Ringgit
MYR 344,000	BUY	10/12/10	100,000	111,342	11,342
Malaysian Ringgit
MYR 620,000	BUY	2/7/11	199,569	199,120	(449)
Philippine Peso
PHP 2,197,000	BUY	11/15/10	47,146	49,821	2,675
Philippine Peso
PHP 2,223,000	BUY	11/15/10	47,837	50,411	2,574
Philippine Peso
PHP 2,130,000	BUY	11/15/10	45,787	48,302	2,515
Philippine Peso
PHP 2,175,000	BUY	11/15/10	47,017	49,322	2,305
Philippine Peso
PHP 2,800,000	BUY	11/15/10	60,711	63,496	2,785
Philippine Peso
PHP 8,960,000	BUY	6/15/11	200,000	198,927	(1,073)
Philippine Peso
PHP 4,485,000	BUY	6/15/11	100,000	99,575	(425)
Turkish Lira
TRY 299,140	BUY	1/27/11	200,000	202,563	2,563
Taiwan New Dollar
TWD 2,479,000	BUY	10/12/10	79,025	79,362	337
Taiwan New Dollar
TWD 180,371	BUY	10/12/10	5,803	5,774	(29)
Taiwan New Dollar
TWD 889,000	BUY	1/14/11	28,049	28,507	458
Taiwan New Dollar
TWD 1,067,000	BUY	1/14/11	33,787	34,214	427
South African Rand
ZAR 733,010	BUY	10/28/10	100,000	104,683	4,683
South African Rand
ZAR 760,150	BUY	9/13/11	100,000	103,346	3,346
South African Rand
ZAR 1,456,800	BUY	1/28/11	200,000	205,079	5,079
					$3,191,231

Canadian Dollar
CAD 9,048,000	SELL	11/18/10	$8,597,655	$8,783,967	$(186,312)
EU Euro
EUR 30,360,000	SELL	10/26/10	38,921,520	41,380,514	(2,458,994)
Japanese Yen
JPY 4,628,726,750	SELL	10/25/10	53,260,383	55,459,316	(2,198,933)
Danish Krone
DKK 16,516,000	SELL	11/4/10	2,899,965	3,020,673	(120,708)
Japanese Yen
JPY 1,102,941,000	SELL	11/1/10	13,105,288	13,215,815	(110,527)
Canadian Dollar
CAD 1,742,000	SELL	11/18/10	1,701,621	1,691,166	10,455
Indonesian Rupiah
IDR 2,888,200,000	SELL	10/7/10	321,913	323,221	(1,308)
South Korean Won
KRW 1,229,400,000	SELL	11/12/10	994,387	1,076,209	(81,822)
Malaysian Ringgit
MYR 620,000	SELL	10/12/10	200,615	200,675	(60)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar
AUD 10,000	SELL	10/29/10	$9,401	$9,631	$(230)
British Pound
GBP 1,984,000	SELL	12/20/10	3,090,705	3,114,859	(24,154)
Indonesian Rupiah
IDR 699,500,000	SELL	10/7/10	78,043	78,282	(239)
Japanese Yen
JPY 160,000,000	SELL	12/6/10	1,896,915	1,917,984	(21,069)
Brazilian Real
BRL 22,590,811	SELL	10/4/10	12,755,964	13,340,097	(584,133)
Brazilian Real
BRL 346,500	SELL	10/4/10	199,942	204,612	(4,670)
South Korean Won
KRW 497,675,000	SELL	11/12/10	402,552	435,662	(33,110)
Canadian Dollar
CAD 2,395,000	SELL	11/18/10	2,274,791	2,325,111	(50,320)
EU Euro
EUR 2,084,000	SELL	11/23/10	2,807,711	2,839,779	(32,068)
Indonesian Rupiah
IDR 2,971,500,000	SELL	10/7/10	331,789	332,544	(755)
Indonesian Rupiah
IDR 2,817,096,000	SELL	10/7/10	315,288	315,264	24
					$(5,898,933)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Open Futures Contracts on September 30, 2010:

				Unrealized
Contract Description	Number of Contracts	Expiration Date	Notional Value	Appreciation/ (Depreciation)
Long Contracts
90-Day Eurodollar	564	12/13/10	$140,492,400	$747,681
90-Day Eurodollar	462	03/14/11	115,026,450	294,715
90-Day Eurodollar	176	06/13/11	43,786,600	119,625
90-Day Eurodollar	78	09/19/11	19,386,900	44,298
90-Day Eurodollar	46	12/19/11	11,419,500	27,882
90-Day Eurodollar	46	03/19/12	11,403,975	33,824
90-Day Eurodollar	46	06/18/12	11,386,725	39,349
U.S. Treasury 5-Year Note	225	12/31/10	27,195,118	189,828
U.S. Treasury 10-Year Note	452	12/21/10	56,973,190	604,107
			$437,070,858	$2,101,309

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Credit Default Swap Agreements Outstanding on September 30, 2010:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount (3)		Fair Value (4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.401	06/20/12	USD	962,940	$(1,913)	$—	$(1,913)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.708	12/20/12	USD	2,893,497	36,076	—	36,076
Goldman Sachs & Co.	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	USD	675,149	6,851	—	6,851
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	USD	964,499	9,009	—	9,009
Barclays Bank PLC	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	8,700,000	1,064,837	1,064,089	748
Deutsche Bank AG	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	900,000	110,156	107,768	2,388
Goldman Sachs & Co.	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	200,000	24,479	22,811	1,668
HSBC Bank USA	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	5,600,000	685,413	635,141	50,272
Morgan Stanley	CDX.EM.13 Index	Sell	5.000	06/20/15	USD	3,000,000	367,185	333,552	33,633
Barclays Bank PLC	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,700,000	223,669	213,521	10,148
Deutsche Bank AG	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	300,000	39,471	37,663	1,808
HSBC Bank USA	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	700,000	92,099	91,206	893
Morgan Stanley	CDX.EM.14 Index	Sell	5.000	12/20/15	USD	1,400,000	184,198	181,714	2,484
Citigroup, Inc.	CDX.NA.HY.15 Index	Sell	5.000	12/20/15	USD	500,000	(13,164)	(14,680)	1,516
Citigroup, Inc.	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	2,500,000	(8,117)	(10,351)	2,234
Deutsche Bank AG	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	4,100,000	14,008	14,008	—
Goldman Sachs & Co.	CDX.NA.IG.15 Index	Sell	1.000	12/20/15	USD	900,000	(2,922)	(4,247)	1,325
							$2,831,335	$2,672,195	$159,140

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/10 (%) (2)	Notional Amount (3)		Fair Value (4)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.923	USD	100,000	$37	$(246)	$283
Goldman Sachs & Co.	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.923	USD	400,000	146	(929)	1,075
UBS Warburg LLC	Citigroup Inc. 6.500%, 01/18/11	Sell	1.000	03/20/11	0.923	USD	500,000	183	(1,161)	1,344
Barclays Bank PLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	500,000	(2,259)	(6,497)	4,238
Citigroup, Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	500,000	(2,259)	(12,985)	10,726
Citigroup, Inc.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	09/20/15	1.128	USD	1,000,000	(6,103)	(15,438)	9,335
Goldman Sachs & Co.	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	500,000	(2,259)	(6,068)	3,809
HSBC Bank USA	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	1,600,000	(7,227)	(15,975)	8,748
HSBC Bank USA	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	06/20/15	1.099	USD	800,000	(3,614)	(20,096)	16,482
HSBC Bank USA	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	09/20/15	1.128	USD	900,000	(5,493)	(8,869)	3,376
UBS Warburg LLC	Federative Republic of Brazil 12.250%, 03/06/30	Sell	1.000	09/20/15	1.128	USD	500,000	(3,052)	(4,687)	1,635
BNP Paribas Bank	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	1.681	USD	600,000	56,207	—	56,207
Citigroup, Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	5.000	06/20/11	1.112	USD	1,000,000	28,168	(16,730)	44,898
Citigroup, Inc.	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	1.681	USD	300,000	24,613	—	24,613
Morgan Stanley	General Electric Capital Corp. 5.625%, 09/15/17	Sell	1.000	09/20/11	1.201	USD	1,000,000	(1,957)	(8,046)	6,089
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	1.136	USD	1,200,000	(2,924)	—	(2,924)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	1.538	USD	1,200,000	(23,540)	—	(23,540)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	1.500	09/20/11	1.228	USD	200,000	531	—	531
Goldman Sachs & Co.	Government of France O.A.T. 4.250%, 04/25/2019	Sell	0.250	03/20/15	0.740	USD	1,700,000	(36,175)	(26,052)	(10,123)
Deutsche Bank AG	Japanese Government 20-Year Issue 2.000%, 03/21/2022	Sell	1.000	03/20/15	0.500	USD	1,000,000	21,989	10,252	11,737
Deutsche Bank AG	People’s Republic of China 4.750%, 10/29/2013	Sell	1.000	03/20/15	0.605	USD	5,000,000	86,450	24,906	61,544
Deutsche Bank AG	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	1.502	USD	600,000	(8,094)	—	(8,094)
Citigroup, Inc.	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	4.223	USD	700,000	10,074	—	10,074
BNP Paribas Bank SA	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.567	USD	100,000	1,788	630	1,158
Deutsche Bank AG	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.567	USD	200,000	3,576	1,181	2,395
Goldman Sachs & Co.	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	06/20/15	0.610	USD	4,600,000	82,220	38,241	43,979
Morgan Stanley	United Kingdom Gilt 4.250%, 06/07/2032	Sell	1.000	12/20/14	0.567	USD	100,000	1,788	630	1,158
Barclays Bank PLC	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.121	USD	600,000	(3,131)	(11,780)	8,649
Citigroup, Inc.	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.121	USD	600,000	(3,131)	(12,022)	8,891
Citigroup, Inc.	United Mexican States 7.500%, 04/08/33	Sell	1.000	09/20/15	1.180	USD	1,000,000	(8,580)	(14,940)	6,360
Deutsche Bank AG	United Mexican States 7.500%, 04/08/33	Sell	1.000	03/20/15	1.121	USD	200,000	(1,043)	(4,007)	2,964
UBS Warburg LLC	United States Treasury Note 4.875%, 08/15/16	Sell	0.250	09/20/15	0.474	EUR	5,000,000	(73,314)	(72,817)	(497)
								$123,615	$(183,505)	$307,120

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

(1)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)           Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted fair prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)           The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Interest Rate Swap Agreements Outstanding on September 30, 2010:

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG	06/15/11	AUD	800,000	$(3,016)	$384	$(3,400)

Receive a fixed rate equal to 4.500% and pay a floating rate based on 3-month AUD-BBR-BBSW Counterparty: UBS Warburg LLC	06/15/11	AUD	9,100,000	(34,305)	853	(35,158)

Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: UBS Warburg LLC	09/15/12	AUD	6,300,000	86,644	—	86,644

Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	1,500,000	5,375	—	5,375

Receive a fixed rate equal to 11.910% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	3,900,000	21,141	7,927	13,214

Receive a fixed rate equal to 12.285% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/13	BRL	12,500,000	138,793	22,423	116,370

Receive a fixed rate equal to 11.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/14	BRL	3,200,000	19,730	13,438	6,292

Receive a fixed rate equal to 10.835% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	11,100,000	75,089	5,099	69,990

Receive a fixed rate equal to 10.990% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/12	BRL	1,900,000	12,423	2,208	10,215

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/13	BRL	8,500,000	51,390	1,375	50,015

Receive a fixed rate equal to 11.930% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/13	BRL	3,500,000	21,851	(4,313)	26,164

Receive a fixed rate equal to 12.650% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Bank USA	01/02/14	BRL	4,200,000	70,488	27,757	42,731

Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	1,400,000	5,199	—	5,199

Receive a fixed rate equal to 11.140% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	16,100,000	168,651	12,104	156,547

Receive a fixed rate equal to 11.360% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/12	BRL	13,000,000	120,291	44,962	75,329

Receive a fixed rate equal to 11.880% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	5,300,000	24,365	(3,514)	27,879

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	11,200,000	67,713	14,987	52,726

Receive a fixed rate equal to 12.300% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	5,000,000	56,982	12,872	44,110

Receive a fixed rate equal to 12.830% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/13	BRL	14,300,000	186,946	—	186,946

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA	01/02/14	BRL	400,000	6,085	2,171	3,914

Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch & Co., Inc.	01/02/12	BRL	2,100,000	42,602	—	42,602

Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch & Co., Inc.	01/02/12	BRL	2,900,000	84,893	(7,044)	91,937

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

						Unrealized
	Termination	Notional		Fair	Upfront Premium	Appreciation/
	Date	Amount		Value	Paid/(Received)	(Depreciation)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch & Co., Inc.	01/02/12	BRL	400,000	$23,294	$744	$22,550

Receive a fixed rate equal to 11.630% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/12	BRL	20,600,000	98,142	(6,373)	104,515

Receive a fixed rate equal to 11.980% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	2,500,000	17,330	3,401	13,929

Receive a fixed rate equal to 12.590% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/13	BRL	9,200,000	95,152	30,222	64,930

Receive a fixed rate equal to 11.890% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	3,100,000	6,826	(519)	7,345

Receive a fixed rate equal to 12.510% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley	01/02/14	BRL	1,600,000	23,678	6,568	17,110

Receive a fixed rate equal to 12.080% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Royal Bank of Scotland Group PLC	01/02/12	BRL	2,500,000	18,821	3,798	15,023

Receive a fixed rate equal to 11.950% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Royal Bank of Scotland Group PLC	01/02/13	BRL	3,200,000	6,365	3,259	3,106

Receive a fixed rate equal to 10.575% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC, London	01/02/12	BRL	2,500,000	(20,701)	(11,783)	(8,918)

Receive a fixed rate equal to 11.420% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/12	BRL	1,800,000	8,428	—	8,428

Receive a fixed rate equal to 12.070% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/13	BRL	2,100,000	17,453	4,141	13,312

Receive a fixed rate equal to 12.250% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS Warburg LLC	01/02/14	BRL	2,600,000	28,276	6,050	22,226

Receive a fixed rate equal to 2.000% and pay a floating rate based on 6-month EUR-EURIBOR-Reuters Counterparty: Barclays Bank PLC	09/15/15	EUR	6,600,000	16,719	(55,715)	72,434

Receive a fixed rate equal to 2.000% and pay a floating rate based on 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/15/15	EUR	100,000	253	(617)	870

Receive a fixed rate equal to 2.000% and pay a floating rate based on 6-month EUR-EURIBOR-Reuters Counterparty: Morgan Stanley	09/15/15	EUR	4,400,000	11,146	(23,965)	35,111

Receive a fixed rate equal to 7.340% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Barclays Bank PLC	01/28/15	MXN	104,200,000	518,706	(1,043)	519,749

Receive a fixed rate equal to 7.330% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	01/28/15	MXN	19,900,000	98,436	(1,173)	99,609

Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citigroup, Inc.	09/12/16	MXN	5,700,000	66,375	—	66,375
				$2,264,029	$110,684	$2,153,345

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Inflation Floors Outstanding on September 30, 2010:

Inflation Floors

								Unrealized
		Strike	Floor	Termination	Notional	Fair	Upfront Premium	Appreciation/
Counterparty	Reference Entity/Obligation	Index	Rate	Date	Amount	Value	Paid/(Received)	(Depreciation)
Deutsche Bank AG	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	03/10/20	1,000,000	$(10,993)	$(7,500)	$(3,493)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	215.949	0.000%	03/12/20	1,600,000	(20,006)	(13,760)	(6,246)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	216.687	0.000%	04/07/20	2,000,000	(25,355)	(17,600)	(7,755)
Citigroup, Inc.	OTC Inflation Floor - CPURNSA Index	217.965	0.000%	09/29/20	2,200,000	(28,380)	(28,380)	—
						$(84,734)	$(67,240)	$(17,494)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Swaptions Open on September 30, 2010:

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration	Notional		Premium	Fair
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date	Amount		Received	Value
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	1.450%	10/29/10	USD	2,400,000	$3,600	$(4,549)
Call OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Receive	1.600%	10/29/10	USD	11,400,000	29,640	(60,466)
Call OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Receive	1.450%	10/29/10	USD	9,500,000	13,675	(18,006)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	1.450%	10/29/10	USD	9,900,000	20,790	(18,764)
Call OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Receive	1.600%	10/29/10	USD	39,700,000	82,527	(210,569)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	21,800,000	197,358	(115,005)
Put OTC Swaption	Barclays Bank PLC	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	1,700,000	23,885	(10,725)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	1.950%	10/29/10	USD	5,900,000	29,205	(1,301)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	2,900,000	19,756	(19,079)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	11,400,000	55,251	(609)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	16,900,000	182,931	(89,156)
Put OTC Swaption	Citigroup, Inc.	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	9,100,000	224,982	(129,483)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	11,800,000	122,491	(78,496)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	13,000,000	141,396	(68,581)
Put OTC Swaption	Deutsche Bank AG	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	6,000,000	81,900	(37,853)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.950%	10/29/10	USD	9,900,000	35,640	(2,183)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	2,900,000	18,560	(19,079)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	4.000%	12/01/10	USD	37,900,000	238,770	(1)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	10.000%	07/10/12	USD	4,900,000	29,523	(280)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.100%	10/29/10	USD	39,700,000	222,320	(2,119)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.250%	09/24/12	USD	56,700,000	447,602	(373,018)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	2.750%	06/18/12	USD	10,800,000	105,840	(71,844)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.000%	06/18/12	USD	31,100,000	274,720	(164,067)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	3.250%	07/16/12	USD	3,000,000	75,330	(42,687)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	4.000%	12/01/10	USD	54,500,000	349,110	(1)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	4.000%	06/13/11	USD	3,400,000	48,057	(21,450)
Put OTC Swaption	Royal Bank of Scotland Group PLC	3-month USD-LIBOR-BBA	Pay	5.000%	01/24/11	USD	3,200,000	32,000	(161)
								$3,106,859	$(1,559,532)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

ING PIMCO Total Return Portfolio Written Options Open on September 30, 2010:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Put Option CBOT U.S. Treasury 5-Year Note Future 12/10	119.00	USD	11/26/10	103	$57,002	$(17,704)
Call Option CBOT U.S. Treasury 5-Year Note Future 12/10	121.00	USD	11/26/10	31	15,907	(19,617)
Call Option CBOT U.S. Treasury 5-Year Note Future 12/10	121.50	USD	11/26/10	72	19,432	(29,812)
					$92,341	$(67,133)

PORTFOLIO OF INVESTMENTS
ING PIMCO Total Return Portfolio	as of September 30, 2010 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2010:

Derivatives Fair Value*
Credit contracts	$2,954,950
Foreign exchange contracts	(2,707,702)
Interest rate contracts	2,653,939
Total	$2,901,187

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps, purchased options and written options are reported at their market value at measurement date.

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 17.1%
		Consumer Discretionary: 2.5%
12,548		International Game Technology	$181,319
6,700		JC Penney Co., Inc.	182,106
9,890	@	Lear Corp.	780,618
22,680	@	Scientific Games Corp.	219,996
38,723		Service Corp. International	333,792
20,597	@	Sonic Automotive, Inc.	202,469
10,909		Starbucks Corp.	279,052
3,627	@	WMS Industries, Inc.	138,080
			2,317,432
		Consumer Staples: 0.2%
43,400	@	Alliance One International, Inc.	180,110
			180,110
		Energy: 0.9%
72,281	@	Hercules Offshore, Inc.	191,545
6,900		Marathon Oil Corp.	228,390
4,400		QEP Resources, Inc.	132,616
17,091	@	SandRidge Energy, Inc.	97,077
2,859	@	Transocean Ltd.	183,805
			833,433
		Financials: 0.2%
1,162	@	KNIA Holdings	9,020
5,733		Legg Mason, Inc.	173,767
			182,787
		Health Care: 2.8%
8,638		Aetna, Inc.	273,047
1,400	@	Alere, Inc.	43,302
2,271		Alere, Inc. - PFD.	499,631
5,804	@	Bio-Rad Laboratories, Inc.	525,320
5,800		Cigna Corp.	207,524
11,045	@	Thermo Fisher Scientific, Inc.	528,835
6,600		UnitedHealth Group, Inc.	231,726
5,350	@	Waters Corp.	378,673
			2,688,058
		Industrials: 3.5%
19,348	@	BE Aerospace, Inc.	586,438
8,380	@	Cooper Industries PLC	410,033
10,612	@	DigitalGlobe, Inc.	322,605
9,821		ESCO Technologies, Inc.	326,646
4,100	@	General Cable Corp.	111,192
7,641	@	GeoEye, Inc.	309,308
6,900		ITT Corp.	323,127
12,800		Kennametal, Inc.	395,904
6,600		Lennox International, Inc.	275,154
13,373	@	Orbital Sciences Corp.	204,607
			3,265,014
		Information Technology: 1.1%
5,412	@	CommScope, Inc.	128,481
7,319	@	Itron, Inc.	448,142
168	@	Magnachip Semiconductors S.A.	—
4,000	@	Research In Motion Ltd.	194,760
9,664		Tyco Electronics Ltd.	282,382
			1,053,765
		Materials: 4.0%
2,971		FMC Corp.	203,246
11,775		Freeport-McMoRan Copper & Gold, Inc.	1,005,467
67,414	@	Georgia Gulf Corp.	1,101,545
30,363	@	LyondellBasell Industries NV - CL A	725,676
15,294	@	LyondellBasell Industries NV- CL B	364,762
91,233	@	Polymet Mining Corp.	184,291
5,600		Texas Industries, Inc.	176,512
			3,761,499
		Telecommunication Services: 0.4%
30,300		Windstream Corp.	372,387
			372,387
		Utilities: 1.5%
30,685		CMS Energy Corp.	552,945
18,114	@	NRG Energy, Inc.	377,133
4,564		Public Service Enterprise Group, Inc.	150,977
4,400		Questar Corp.	77,132
4,442		Sempra Energy	238,980
			1,397,167
		Total Common Stock
		(Cost $11,593,282)	16,051,652

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Financials: 0.3%
15,655		Annaly Capital Management, Inc.	$275,528
		Total Real Estate Investment Trusts
		(Cost $224,078)	275,528
PREFERRED STOCK: 3.2%
		Energy: 0.6%
11,500		Petroquest Energy, Inc.	397,636
1,400	@	SandRidge Energy, Inc.	146,160
			543,796
		Financials: 2.3%
10,000	#	2009 Dole Food Automatic Common Exchange Security Trust	97,656
285		Bank of America Corp.	280,013
31,880	P	Forest City Enterprises, Inc.	1,623,668
5,000		Sovereign Capital Trust	178,750
			2,180,087
		Industrials: 0.3%
2,200	P	General Cable Corp.	298,513
			298,513
		Total Preferred Stock
		(Cost $2,649,129)	3,022,396
WARRANTS: 0.0%
		Information Technology: 0.0%
840		Magnachip Semiconductors S.A.	—
		Total Warrants
		(Cost $13)	—

Principal Amount			Value
CORPORATE BONDS/NOTES: 77.6%
		Consumer Discretionary: 9.2%
$530,000	&, #	Allison Transmission, Inc., 11.250%, due 11/01/15	$577,700
385,000		Beazer Homes USA, Inc., 9.125%, due 06/15/18	362,381
200,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 7.250%, due 10/30/17	203,750
350,000		DR Horton, Inc., 2.000%, due 05/15/14	385,875
131,755		Federal Mogul Corp., 2.198%, due 12/29/14	115,800
67,222		Federal Mogul Corp., 2.198%, due 12/28/15	59,082
472,000		Ford Motor Co., 4.250%, due 11/15/16	706,820
160,000		Goodyear Tire & Rubber Co., 10.500%, due 05/15/16	182,000
575,000		Interpublic Group of Cos., Inc., 10.000%, due 07/15/17	674,188
1,010,000	#, ±	Mashantucket Western Pequot Tribe, 8.500%, due 11/15/15	156,550
270,000		Meritage Homes Corp., 6.250%, due 03/15/15	266,625
570,000		Navistar International Corp., 3.000%, due 10/15/14	643,388
310,003		Nexstar Finance Holdings, LLC, 11.375%, due 04/01/13	310,390
478,265	&, #, I, X	Pegasus Solutions, Inc., 13.000%, due 04/15/14	358,699
71,000		Pinnacle Entertainment, Inc., 8.750%, due 05/15/20	70,290
135,000		Regal Entertainment Group, 9.125%, due 08/15/18	142,256
280,000		Scientific Games International, Inc., 9.250%, due 06/15/19	298,900
500,000	#	Sitel LLC/Sitel Finance Corp., 11.500%, due 04/01/18	402,500
360,000		Sonic Automotive, Inc., 5.000%, due 10/01/29	382,950
163,000		Sonic Automotive, Inc., 9.000%, due 03/15/18	169,928
470,000	#	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.625%, due 09/01/17	477,050
120,000	#	TRW Automotive, Inc., 8.875%, due 12/01/17	132,000
792,806	&, #	Univision Communications, Inc., 9.750%, due 03/15/15	763,076
780,000		Wesco Distribution, Inc., 7.500%, due 10/15/17	783,900
			8,626,098
		Consumer Staples: 7.1%
230,100		ACE Cash Express, Inc., 3.289%, due 10/05/13	201,338
430,000		Alliance One International, Inc., 5.500%, due 07/15/14	470,313
825,000		Alliance One International, Inc., 10.000%, due 07/15/16	897,188
268,650		Ardent Health Services, 6.500%, due 09/15/15	263,613
287,000	#	C&S Group Enterprises LLC, 8.375%, due 05/01/17	281,619
125,000	&	Catalent Pharma Solutions, Inc., 9.500%, due 04/15/15	126,875
149,625		IDC Bankdebt, 6.750%, due 11/03/16	151,760
650,000		NCO Group, Inc., 5.251%, due 11/15/13	537,875
298,616		NCO Group, Inc., 7.500%, due 05/15/13	283,685
1,000,000		Pierre Foods, Inc., 7.000%, due 07/01/16	980,000
253,000		Revlon Consumer Products Corp., 9.750%, due 11/15/15	266,915
530,000		Ticketmaster Entertainment, Inc., 10.750%, due 08/01/16	583,000
738,722		Web Service Co. LLC, 7.000%, due 08/04/14	736,875
830,000		Yankee Acquisition Corp., 9.750%, due 02/15/17	867,350
			6,648,406
		Energy: 10.2%
217,000	#	American Petroleum Tankers LLC/AP Tankers Co., 10.250%, due 05/01/15	222,968
248,750		Aquilex Holdings LLC, 5.500%, due 03/11/16	248,646
402,000		Bill Barrett Corp., 5.000%, due 03/15/28	410,040
620,000		Chesapeake Energy Corp., 2.500%, due 05/15/37	542,500

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Energy (continued)
$200,000	#	Coffeyville Resources LLC / Coffeyville Finance, Inc., 9.000%, due 04/01/15	$212,000
520,000		Denbury Resources, Inc., 9.750%, due 03/01/16	586,300
200,000		Enterprise Products Operating L.P., 7.000%, due 06/01/67	189,631
110,000		Enterprise Products Operating L.P., 8.375%, due 08/01/66	114,944
500,000	#	Expro Finance Luxembourg SCA, 8.500%, due 12/15/16	478,750
400,000		Exterran Holdings, Inc., 4.250%, due 06/15/14	481,000
450,000	#	Hilcorp Energy I LP, 7.750%, due 11/01/15	456,750
500,000		Holly Energy Partners LP, 6.250%, due 03/01/15	495,000
100,000		International Coal Group, Inc., 9.125%, due 04/01/18	107,000
300,000		Linn Energy LLC/Linn Energy Finance Corp., 11.750%, due 05/15/17	345,750
730,000		Massey Energy Co., 3.250%, due 08/01/15	651,525
135,000	#	Parker Drilling Co., 9.125%, due 04/01/18	137,700
75,000	#	Pioneer Drilling Co., 9.875%, due 03/15/18	77,063
785,000		Quicksilver Resources, Inc., 7.125%, due 04/01/16	779,113
820,000	&	SandRidge Energy, Inc., 8.625%, due 04/01/15	824,100
1,835,000		Tesoro Corp., 6.500%, due 06/01/17	1,816,650
250,000		Tesoro Corp., 9.750%, due 06/01/19	276,250
125,000		Whiting Petroleum Corp., 6.500%, due 10/01/18	128,438
			9,582,118
		Financials: 9.3%
727	I	AES Red Oak, LLC, 8.540%, due 11/30/19	751
700,000	#	Alexandria Real Estate Equities, Inc., 3.700%, due 01/15/27	690,375
545,000	#	Alliant Holdings I, Inc., 11.000%, due 05/01/15	565,438
143,460		Alliant Insurance Services, 3.289%, due 08/21/14	137,722
304,509		Amwins Group, Inc., 2.800%, due 06/11/13	282,813
140,000		BAC Capital Trust VI, 5.625%, due 03/08/35	131,953
460,000	#, ±	Buffalo Thunder Development Authority, 9.375%, due 12/15/14	121,900
300,000	#	CEVA Group PLC, 11.500%, due 04/01/18	313,848
2,425,000		Forest City Enterprises, Inc., 6.500%, due 02/01/17	2,097,606
40,000		Forest City Enterprises, Inc., 7.625%, due 06/01/15	38,150
100,000	#	Holly Energy Partners L.P./Holly Energy Finance Corp., 8.250%, due 03/15/18	103,500
150,000	#	Host Hotels & Resorts L.P., 2.500%, due 10/15/29	183,188
218,350		HUB International Holdings, Inc., 6.750%, due 06/13/14	216,712
360,000	#	HUB International Holdings, Inc., 10.250%, due 06/15/15	351,000
17,000		iStar Financial, Inc., 10.000%, due 06/15/14	17,000
190,000		Janus Capital Group, Inc., 6.950%, due 06/15/17	198,742
273,000	#	Lexington Realty Trust, 6.000%, due 01/15/30	306,101
1,000,000	#	Liberty Mutual Group, Inc., 7.000%, due 03/15/37	870,411
305,000		National Money Mart Co., 10.375%, due 12/15/16	326,350
540,000	#	Offshore Group Investments Ltd., 11.500%, due 08/01/15	569,700
200,000	#	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/01/18	211,000
335,000	#	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.500%, due 05/15/18	329,138
145,000	#	TSTA Group, 11.625%, due 10/01/16	153,700
525,000	#	USB Realty Corp., 6.091%, due 12/22/49	391,125
110,000	#	USI Holdings Corp., 4.251%, due 11/15/14	94,188
			8,702,411
		Health Care: 7.8%
250,000		Air Medical Group, 1.474%, due 10/22/15	250,000
525,000		Alere, Inc., 3.000%, due 05/15/16	500,719
35,000	#	Alere, Inc., 3.000%, due 05/15/16	33,381
339,000		Alere, Inc., 9.000%, due 05/15/16	350,865
275,000		BioMarin Pharmaceuticals, Inc., 1.875%, due 04/23/17	343,063
253,000		BioScrip, Inc., 10.250%, due 10/01/15	259,958
85,000	#	Capella Healthcare, Inc., 9.250%, due 07/01/17	91,163
400,000		Gentiva Health Services, Inc., 6.750%, due 05/23/16	400,333
228,000	#	Gentiva Health Services, Inc., 11.500%, due 09/01/18	244,530
454,000	&	HCA, Inc., 9.625%, due 11/15/16	493,725
332,000	#	Lantheus Medical Imaging, Inc., 9.750%, due 05/15/17	343,620
690,000		MannKind Corp., 3.750%, due 12/15/13	465,750
100,000	#	NBTY, Inc., 9.000%, due 10/01/18	105,500
960,000		Omnicare, Inc., 3.250%, due 12/15/35	830,400
92,583		RehabCare Group, Inc., 6.000%, due 11/01/15	92,641
878,852	&, #	Surgical Care Affiliates, Inc., 8.875%, due 07/15/15	896,429
846,000		Vertex Pharmaceuticals, Inc., 3.350%, due 10/01/15	844,943
148,295		Warner Chilcott PLC, 6.000%, due 10/30/14	147,832
251,436		Warner Chilcott PLC, 6.250%, due 04/30/15	251,872
301,961		Warner Chilcott PLC, 6.500%, due 01/30/16	302,595
98,039		Warner Chilcott PLC, 6.500%, due 02/20/16	98,599
			7,347,918
		Industrials: 13.0%
195,000		American Railcar Industries, Inc., 7.500%, due 03/01/14	196,463
1,000,000		Anixter International, Inc., 5.950%, due 03/01/15	987,500
475,000		Baldor Electric Co., 8.625%, due 02/15/17	510,625
603,033	&	Blaze Recycling & Metals LLC / Blaze Finance Corp., 13.000%, due 07/16/12	500,517
575,000	#	Case New Holland, Inc., 7.875%, due 12/01/17	627,469
225,000		Coleman Cable, Inc., 9.000%, due 02/15/18	231,188
85,000		Continental Airlines, Inc., 4.500%, due 01/15/15	123,463
40,411		Continental Airlines, Inc., 7.461%, due 04/01/13	39,299
249,367		DAE Aviation Holdings, 4.230%, due 07/31/14	230,042
477,000	#	DynCorp International, Inc., 10.375%, due 07/01/17	477,000
509,000	+	General Cable Corp., 4.500%, due 11/15/29	513,454
250,000		Goodman Global Holdings, Inc., 6.250%, due 02/13/14	252,682

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Industrials (continued)
$285,000		Greenbrier Cos., Inc., 2.375%, due 05/15/26	$256,856
535,000		Greenbrier Cos., Inc., 8.375%, due 05/15/15	521,625
590,000		Horizon Lines, Inc., 4.250%, due 08/15/12	539,850
263,077		Hudson Product Corp., 8.500%, due 08/27/15	242,031
247,319		Hunter Defense Technologies, 3.540%, due 08/01/14	233,717
190,000	#	Liberty Tire Recycling, 11.000%, due 10/01/16	194,750
665,000		Mastec, Inc., 4.000%, due 06/15/14	666,663
675,000		Mueller Water Products, 7.375%, due 06/01/17	599,063
355,000	#	New Enterprise Stone & Lime Co., 11.000%, due 09/01/18	333,700
69,657		Niagara Corp., 10.500%, due 07/03/14	55,203
500,000		Polaris Bridge, 6.832%, due 09/28/18	500,000
1,165,000		Roper Industries, Inc., 0.860%, due 01/15/34	926,175
80,000		SunPower Corp., 1.250%, due 02/15/27	73,800
205,000	#	SunPower Corp., 4.500%, due 03/15/15	191,532
324,000		Sunpower Corp. - Class A, 4.750%, due 04/15/14	298,485
1,166,000		Wesco International, Inc., 6.000%, due 09/15/29	1,896,208
			12,219,360
		Information Technology: 4.1%
160,000		Advanced Micro Devices, Inc., 6.000%, due 05/01/15	158,200
207,051		Aeroflex, Inc., 3.625%, due 08/15/14	199,804
350,000		Aeroflex, Inc., 11.750%, due 02/15/15	379,750
715,000		CommScope, Inc., 3.250%, due 07/01/15	815,994
241,354		Dealer Computer Services, Inc., 5.250%, due 04/01/17	241,139
305,000		First Data Corp., 9.875%, due 09/24/15	250,863
140,000		L-1 Identity Solutions, Inc., 3.750%, due 05/15/27	140,700
750,000	#	Newport Corp., 2.500%, due 02/15/12	736,875
250,000		Nuance Communications, Inc., 2.750%, due 08/15/27	272,813
390,000		ON Semiconductor Corp., 2.625%, due 12/15/26	395,363
185,000		Terremark Worldwide, Inc., 12.000%, due 06/15/17	212,288
			3,803,789
		Materials: 7.7%
378,000	#	ABI Escrow Corp., 10.250%, due 10/15/18	386,505
550,000	#	Algoma Acquisition Corp., 9.875%, due 06/15/15	492,938
130,000	#	CII Carbon LLC, 11.125%, due 11/15/15	136,013
640,000		Crown Cork & Seal Co., Inc., 7.375%, due 12/15/26	628,800
350,000		Exopack Holding Corp., 11.250%, due 02/01/14	359,625
400,000	#	Graham Packaging Co., Inc., 8.250%, due 01/01/17	408,000
225,000		Graham Packaging Co., Inc., 9.875%, due 10/15/14	234,563
100,000		Graphic Packaging International Corp., 7.875%, due 10/01/18	103,250
355,000		Graphic Packaging International Corp., 9.500%, due 08/15/13	364,319
475,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, due 02/01/18	467,875
215,000	#	Ineos Finance PLC, 9.000%, due 05/15/15	225,481
235,000	#	Ineos Group Holdings PLC, 8.500%, due 02/15/16	200,044
379,995	&	Noranda Aluminium Acquisition Corp., 5.373%, due 05/15/15	321,571
1,400,000		Nova Chemicals Corp., 7.875%, due 09/15/25	1,281,000
1,000,000		Novelis, Inc., 7.250%, due 02/15/15	1,022,500
180,000		Steel Dynamics, Inc., 5.125%, due 06/15/14	204,525
370,000	#	Texas Industries, Inc., 9.250%, due 08/15/20	385,725
			7,222,734
		Telecommunication Services: 6.9%
243,582		BCE, Inc., 3.260%, due 10/31/14	237,721
248,718		Cengage Learning Acquisitions, Inc., 2.540%, due 07/04/14	224,044
450,000		Cincinnati Bell, Inc., 8.250%, due 10/15/17	456,750
240,000		Cincinnati Bell, Inc., 8.750%, due 03/15/18	235,200
35,000		Cricket Communications, Inc., 9.375%, due 11/01/14	36,400
95,000		Frontier Communications Corp., 8.250%, due 04/15/17	104,381
245,000		Frontier Communications Corp., 8.500%, due 04/15/20	271,644
435,000		Frontier Communications Corp., 8.750%, due 04/15/22	480,675
190,000		GCI, Inc., 8.625%, due 11/15/19	203,775
445,000		GeoEye, Inc., 9.625%, due 10/01/15	487,831
262,000		Global Crossing Ltd., 12.000%, due 09/15/15	297,370
285,000		Hughes Network Systems LLC/HNS Finance Corp., 9.500%, due 04/15/14	296,400
150,000		Intelsat Corp., 3.290%, due 02/01/14	141,250
500,000		Intelsat Corp., 9.250%, due 06/15/16	535,625
332,031	&	Intelsat Luxembourg S.A., 11.500%, due 02/04/17	361,499
700,000		PAETEC Holding Corp., 8.875%, due 06/30/17	735,000
325,000		SAVVIS, Inc., 6.750%, due 07/09/16	325,745
20,923		Telesat Canada / Telesat LLC, 3.260%, due 10/31/14	20,420
270,000		Telesat Canada / Telesat LLC, 11.000%, due 11/01/15	306,450
246,887		Wide Open West, 8.750%, due 06/18/14	241,743
200,000	#	Windstream Corp., 7.750%, due 10/15/20	202,500
210,000		Windstream Corp., 7.875%, due 11/01/17	219,975
			6,422,398
		Utilities: 2.3%
320,000		CMS Energy Corp., 5.500%, due 06/15/29	430,800
700,000	#	Foresight Energy LLC / Foresight Energy Corp., 9.625%, due 08/15/17	724,500
430,000	#	Intergen NV, 9.000%, due 06/30/17	456,875
130,000		PNM Resources, Inc., 9.250%, due 05/15/15	140,563
550,000		Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	363,000
			2,115,738
		Total Corporate Bonds/Notes
		(Cost $66,234,456)	72,690,970

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount				Value
ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
$120,000		Bear Stearns Asset-Backed Securities, Inc., 0.706%, due 01/25/47		$48,939
		Total Asset-Backed Securities
		(Cost $53,833)		48,939
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.5%
390,000		American Airlines Pass-Through Trust, 8.608%, due 04/01/11		397,800
1,000,000	#	Timberstar Trust, 7.530%, due 10/15/36		1,044,470
		Total Collateralized Mortgage Obligations
		(Cost $1,403,540)		1,442,270
		Total Long-Term Investments
		(Cost $82,158,331)		93,531,755

Shares				Value
SHORT-TERM INVESTMENTS: 1.5%
		Affiliated Mutual Fund: 1.5%
1,385,424		ING Institutional Prime Money Market Fund - Class I		$1,385,425
		Total Short-Term Investments
		(Cost $1,385,425)		1,385,425
		Total Investments in Securities
		(Cost $83,543,756)*	101.3%	$94,917,180
		Other Assets and Liabilities - Net	(1.3)	(1,187,655)
		Net Assets	100.0%	$93,729,525

	@	Non-income producing security
	&	Payment-in-kind
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	I	Illiquid security
	±	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $83,599,486.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$15,622,121
		Gross Unrealized Depreciation		(4,304,427)
		Net Unrealized Appreciation		$11,317,694

PORTFOLIO OF INVESTMENTS
ING Pioneer High Yield Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$2,317,432	$—	$—	$2,317,432
Consumer Staples	180,110	—	—	180,110
Energy	833,433	—	—	833,433
Financials	173,767	9,020	—	182,787
Health Care	2,688,058	—	—	2,688,058
Industrials	3,265,014	—	—	3,265,014
Information Technology	1,053,765	—	—	1,053,765
Materials	3,761,499	—	—	3,761,499
Telecommunication Services	372,387	—	—	372,387
Utilities	1,397,167	—	—	1,397,167
Total Common Stock	16,042,632	9,020	—	16,051,652
Real Estate Investment Trusts	275,528	—	—	275,528
Preferred Stock	—	1,398,728	1,623,668	3,022,396
Corporate Bonds/Notes	—	72,332,271	358,699	72,690,970
Asset-Backed Securities	—	48,939	—	48,939
Collateralized Mortgage Obligations	—	1,442,270	—	1,442,270
Short-Term Investments	1,385,425	—	—	1,385,425
Total Investments, at value	$17,703,585	$75,231,228	$1,982,367	$94,917,180

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Preferred Stock	—	—	(308,805)	—	1,002,428	930,045	—	—	1,623,668
Corporate Bonds/Notes	—	—	—	—	—	—	358,699	—	358,699
Total Investments, at value	$—	$—	$(308,805)	$—	$1,002,428	$930,045	$358,699	$—	$1,982,367

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $930,045.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,819,841		ING Artio Foreign Portfolio - Class I		$30,933,659
3,668,649		ING BlackRock Inflation Protected Bond Portfolio - Class I		38,594,186
1,267,725		ING Clarion Global Real Estate Portfolio - Class I		11,650,392
571,102		ING Clarion Real Estate Portfolio - Class I		11,644,777
1,902,918		ING Davis New York Venture Portfolio - Class I		30,941,451
3,850,991	@	ING Floating Rate Fund - Class I		38,740,970
3,162,052		ING Global Bond Fund - Class I		38,703,512
3,486,999		ING Goldman Sachs Commodity Strategy Portfolio - Class I		23,258,285
2,981,628		ING Growth and Income Portfolio - Class I		59,930,720
4,242,646		ING Intermediate Bond Portfolio - Class I		54,221,015
1,611,169		ING Large Cap Growth Portfolio - Class I		19,285,689
1,876,226		ING Limited Maturity Bond Portfolio - Class I		19,362,648
1,015,266		ING Marsico Growth Portfolio - Class I		15,391,428
713,049		ING Marsico International Opportunities Portfolio - Class I		7,729,453
934,757		ING MidCap Opportunities Portfolio - Class I		9,646,690
7,288,632		ING PIMCO High Yield Portfolio - Class I		74,052,503
9,394,056		ING PIMCO Total Return Bond Portfolio - Class I		116,110,536
972,450		ING Pioneer Mid Cap Value Portfolio - Class I		9,675,878
957,992		ING Small Company Portfolio - Class I		15,423,664
1,838,659		ING T Rowe Price Capital Appreciation Portfolio - Class I		38,685,379
4,312,496		ING T. Rowe Price Equity Income Portfolio - Class I		46,359,337
393,430		ING T. Rowe Price Growth Equity Portfolio - Class I		19,258,403
1,842,979		ING Templeton Foreign Equity Portfolio - Class I		19,332,847
878,445		ING Thornburg Value Portfolio - Class I		25,079,597
		Total Investments in Affiliated Investment Companies
		(Cost $704,075,383)*	100.1%	$774,013,019
		Other Assets and Liabilities - Net	(0.1)	(1,060,184)
		Net Assets	100.0%	$772,952,835

	@	Non-income producing security
	*	Cost for federal income tax purposes is $742,842,874.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$70,046,300
		Gross Unrealized Depreciation		(38,876,155)
		Net Unrealized Appreciation		$31,170,145

PORTFOLIO OF INVESTMENTS
ING Solution 2015 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$774,013,019	$—	$—	$774,013,019
Total Investments, at value	$774,013,019	$—	$—	$774,013,019

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
7,941,760		ING Artio Foreign Portfolio - Class I		$87,121,108
4,443,501		ING Clarion Global Real Estate Portfolio - Class I		40,835,771
285,969		ING Clarion Real Estate Portfolio - Class I		5,830,909
2,858,575		ING Davis New York Venture Portfolio - Class I		46,480,432
3,053,389		ING Equity Dividend Fund - Class I		29,037,732
4,627,200	@	ING Floating Rate Fund - Class I		46,549,630
4,749,649		ING Global Bond Fund - Class I		58,135,707
5,237,606		ING Goldman Sachs Commodity Strategy Portfolio - Class I		34,934,834
4,045,241		ING Growth and Income Portfolio - Class I		81,309,353
1,419,234		ING International Value Portfolio - Class I		11,566,761
1,616,475		ING J.P. Morgan Emerging Markets Equity Portfolio - Class I		35,126,002
3,872,127		ING Large Cap Growth Portfolio - Class I		46,349,364
3,435,206		ING Marsico Growth Portfolio - Class I		52,077,718
5,357,844		ING Marsico International Opportunities Portfolio - Class I		58,079,033
3,369,834		ING MidCap Opportunities Portfolio - Class I		34,776,686
9,215,388		ING PIMCO High Yield Portfolio - Class I		93,628,337
3,762,829		ING PIMCO Total Return Bond Portfolio - Class I		46,508,565
3,505,671		ING Pioneer Mid Cap Value Portfolio - Class I		34,881,424
4,317,031		ING Small Company Portfolio - Class I		69,504,207
2,761,854		ING T Rowe Price Capital Appreciation Portfolio - Class I		58,109,403
8,097,117		ING T. Rowe Price Equity Income Portfolio - Class I		87,044,005
1,063,752		ING T. Rowe Price Growth Equity Portfolio - Class I		52,070,675
1,660,878		ING Templeton Foreign Equity Portfolio - Class I		17,422,615
1,218,026		ING Thornburg Value Portfolio - Class I		34,774,639
		Total Investments in Affiliated Investment Companies
		(Cost $1,063,136,177)*	100.1%	$1,162,154,910
		Other Assets and Liabilities - Net	(0.1)	(1,040,115)
		Net Assets	100.0%	$1,161,114,795

	@	Non-income producing security
	*	Cost for federal income tax purposes is $1,125,344,896.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$100,924,922
		Gross Unrealized Depreciation		(64,114,908)
		Net Unrealized Appreciation		$36,810,014

PORTFOLIO OF INVESTMENTS
ING Solution 2025 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$1,162,154,910	$—	$—	$1,162,154,910
Total Investments, at value	$1,162,154,910	$—	$—	$1,162,154,910

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
6,650,334		ING Artio Foreign Portfolio - Class I		$72,954,164
1,174,400	@	ING Baron Small Cap Growth Portfolio - Class I		19,506,791
3,720,770		ING Clarion Global Real Estate Portfolio - Class I		34,193,879
718,373		ING Clarion Real Estate Portfolio - Class I		14,647,627
2,166,048		ING Columbia Small Cap Value Portfolio - Class I		19,429,453
1,795,300		ING Davis New York Venture Portfolio - Class I		29,191,571
3,579,554		ING Equity Dividend Fund - Class I		34,041,562
2,906,235	@	ING Floating Rate Fund - Class I		29,236,728
2,386,357		ING Global Bond Fund - Class I		29,209,007
4,385,800		ING Goldman Sachs Commodity Strategy Portfolio - Class I		29,253,285
3,145,486		ING Growth and Income Portfolio - Class I		63,224,267
1,188,406		ING International Value Portfolio - Class I		9,685,509
2,255,849		ING J.P. Morgan Emerging Markets Equity Portfolio - Class I		49,019,595
4,053,193		ING Large Cap Growth Portfolio - Class I		48,516,720
3,196,288		ING Marsico Growth Portfolio - Class I		48,455,726
5,383,886		ING Marsico International Opportunities Portfolio - Class I		58,361,326
3,292,238		ING MidCap Opportunities Portfolio - Class I		33,975,891
5,787,161		ING PIMCO High Yield Portfolio - Class I		58,797,559
787,729		ING PIMCO Total Return Bond Portfolio - Class I		9,736,336
3,424,842		ING Pioneer Mid Cap Value Portfolio - Class I		34,077,175
1,807,567		ING Small Company Portfolio - Class I		29,101,825
693,851		ING T Rowe Price Capital Appreciation Portfolio - Class I		14,598,624
9,040,702		ING T. Rowe Price Equity Income Portfolio - Class I		97,187,549
989,771		ING T. Rowe Price Growth Equity Portfolio - Class I		48,449,286
3,245,296		ING Templeton Foreign Equity Portfolio - Class I		34,043,157
849,985		ING Thornburg Value Portfolio - Class I		24,267,077
		Total Investments in Affiliated Investment Companies
		(Cost $894,986,551)*	100.0%	$973,161,689
		Other Assets and Liabilities - Net	(0.0)	(364,393)
		Net Assets	100.0%	$972,797,296

	@	Non-income producing security

	*	Cost for federal income tax purposes is $949,807,086.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$80,112,067
		Gross Unrealized Depreciation		(56,757,464)
		Net Unrealized Appreciation		$23,354,603

PORTFOLIO OF INVESTMENTS
ING Solution 2035 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$973,161,689	$—	$—	$973,161,689
Total Investments, at value	$973,161,689	$—	$—	$973,161,689

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
5,101,049		ING Artio Foreign Portfolio - Class I		$55,958,506
750,658	@	ING Baron Small Cap Growth Portfolio - Class I		12,468,425
3,397,456		ING Clarion Global Real Estate Portfolio - Class I		31,222,625
1,384,545		ING Columbia Small Cap Value Portfolio - Class I		12,419,368
765,022		ING Davis New York Venture Portfolio - Class I		12,439,259
2,288,087		ING Equity Dividend Fund - Class I		21,759,712
1,779,564		ING Global Bond Fund - Class I		21,781,865
2,803,335		ING Goldman Sachs Commodity Strategy Portfolio - Class I		18,698,241
1,855,935		ING Growth and Income Portfolio - Class I		37,304,295
759,735		ING International Value Portfolio - Class I		6,191,840
2,018,573		ING J.P. Morgan Emerging Markets Equity Portfolio - Class I		43,863,589
2,590,839		ING Large Cap Growth Portfolio - Class I		31,012,346
2,043,153		ING Marsico Growth Portfolio - Class I		30,974,197
4,014,916		ING Marsico International Opportunities Portfolio - Class I		43,521,689
2,705,685		ING MidCap Opportunities Portfolio - Class I		27,922,670
2,814,598		ING Pioneer Mid Cap Value Portfolio - Class I		28,005,255
1,925,692		ING Small Company Portfolio - Class I		31,003,638
1,034,797		ING T Rowe Price Capital Appreciation Portfolio - Class I		21,772,119
5,778,821		ING T. Rowe Price Equity Income Portfolio - Class I		62,122,326
695,947		ING T. Rowe Price Growth Equity Portfolio - Class I		34,066,595
2,370,721		ING Templeton Foreign Equity Portfolio - Class I		24,868,864
434,653		ING Thornburg Value Portfolio - Class I		12,409,356
		Total Investments in Affiliated Investment Companies
		(Cost $565,836,955)*	100.0%	$621,786,780
		Other Assets and Liabilities - Net	(0.0)	(72,077)
		Net Assets	100.0%	$621,714,703

	@	Non-income producing security
	*	Cost for federal income tax purposes is $602,872,487.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$18,914,293
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$18,914,293

PORTFOLIO OF INVESTMENTS
ING Solution 2045 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$621,786,780	$—	$—	$621,786,780
Total Investments, at value	$621,786,780	$—	$—	$621,786,780

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 101.7%
44,212		ING Artio Foreign Portfolio - Class I		$485,002
6,506	@	ING Baron Small Cap Growth Portfolio - Class I		108,064
29,443		ING Clarion Global Real Estate Portfolio - Class I		270,581
12,000		ING Columbia Small Cap Value Portfolio - Class I		107,640
6,631		ING Davis New York Venture Portfolio - Class I		107,813
19,831		ING Equity Dividend Fund - Class I		188,595
15,423		ING Global Bond Fund - Class I		188,783
24,296		ING Goldman Sachs Commodity Strategy Portfolio - Class I		162,053
16,086		ING Growth and Income Portfolio - Class I		323,321
6,583		ING International Value Portfolio - Class I		53,650
17,491		ING J.P. Morgan Emerging Markets Equity Portfolio - Class I		380,089
22,456		ING Large Cap Growth Portfolio - Class I		268,799
17,709		ING Marsico Growth Portfolio - Class I		268,473
34,798		ING Marsico International Opportunities Portfolio - Class I		377,212
23,451		ING MidCap Opportunities Portfolio - Class I		242,018
24,394		ING Pioneer Mid Cap Value Portfolio - Class I		242,722
16,690		ING Small Company Portfolio - Class I		268,713
8,969		ING T Rowe Price Capital Appreciation Portfolio - Class I		188,699
50,086		ING T. Rowe Price Equity Income Portfolio - Class I		538,426
6,032		ING T. Rowe Price Growth Equity Portfolio - Class I		295,266
20,548		ING Templeton Foreign Equity Portfolio - Class I		215,549
3,767		ING Thornburg Value Portfolio - Class I		107,554
		Total Investments in Affiliated Investment Companies
		(Cost $5,140,745)*	101.7%	$5,389,022
		Other Assets and Liabilities - Net	(1.7)	(92,231)
		Net Assets	100.0%	$5,296,791

	@	Non-income producing security
	*	Cost for federal income tax purposes is $5,179,971.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$249,310
		Gross Unrealized Depreciation		(40,259)
		Net Unrealized Appreciation		$209,051

PORTFOLIO OF INVESTMENTS
ING Solution 2055 Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$5,389,022	$—	$—	$5,389,022
Total Investments, at value	$5,389,022	$—	$—	$5,389,022

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.1%
3,226		ING Artio Foreign Portfolio - Class I		$35,386
472	@	ING Baron Small Cap Growth Portfolio - Class I		7,840
2,107		ING Clarion Global Real Estate Portfolio - Class I		19,367
878		ING Columbia Small Cap Value Portfolio - Class I		7,880
837		ING Davis New York Venture Portfolio - Class I		13,609
2,245		ING Equity Dividend Fund - Class I		21,347
935		ING Global Bond Fund - Class I		11,446
1,751		ING Goldman Sachs Commodity Strategy Portfolio - Class I		11,679
1,165		ING Growth and Income Portfolio - Class I		23,425
479		ING International Value Portfolio - Class I		3,903
1,284		ING J.P. Morgan Emerging Markets Equity Portfolio - Class I		27,902
1,320		ING Large Cap Growth Portfolio - Class I		15,803
1,289		ING Marsico Growth Portfolio - Class I		19,543
2,563		ING Marsico International Opportunities Portfolio - Class I		27,783
1,532		ING MidCap Opportunities Portfolio - Class I		15,812
2,640		ING PIMCO High Yield Portfolio - Class I		26,822
1,564		ING Pioneer Mid Cap Value Portfolio - Class I		15,558
731		ING Small Company Portfolio - Class I		11,776
3,035		ING T. Rowe Price Equity Income Portfolio - Class I		32,628
406		ING T. Rowe Price Growth Equity Portfolio - Class I		19,861
1,130		ING Templeton Foreign Equity Portfolio - Class I		11,856
337		ING Thornburg Value Portfolio - Class I		9,610
		Total Investments in Affiliated Investment Companies
		(Cost $376,921)*	100.1%	$390,836
		Other Assets and Liabilities - Net	(0.1)	(435)
		Net Assets	100.0%	$390,401

	@	Non-income producing security
	*	Cost for federal income tax purposes is $376,968.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,868
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$13,868

PORTFOLIO OF INVESTMENTS
ING Solution Aggressive Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$390,836	$—	$—	$390,836
Total Investments, at value	$390,836	$—	$—	$390,836

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
738		ING Artio Foreign Portfolio - Class I		$8,100
1,823		ING BlackRock Inflation Protected Bond Portfolio - Class I		19,183
564		ING Clarion Real Estate Portfolio - Class I		11,496
858		ING Davis New York Venture Portfolio - Class I		13,946
1,907	@	ING Floating Rate Fund - Class I		19,188
1,573		ING Global Bond Fund - Class I		19,250
1,792		ING Goldman Sachs Commodity Strategy Portfolio - Class I		11,954
1,397		ING Growth and Income Portfolio - Class I		28,077
4,211		ING Intermediate Bond Portfolio - Class I		53,819
4,446		ING Limited Maturity Bond Portfolio - Class I		45,877
755		ING Marsico International Opportunities Portfolio - Class I		8,189
3,454		ING PIMCO High Yield Portfolio - Class I		35,091
6,213		ING PIMCO Total Return Bond Portfolio - Class I		76,798
1,100		ING T. Rowe Price Equity Income Portfolio - Class I		11,824
168		ING T. Rowe Price Growth Equity Portfolio - Class I		8,202
774		ING Templeton Foreign Equity Portfolio - Class I		8,116
345		ING Thornburg Value Portfolio - Class I		9,846
		Total Investments in Affiliated Investment Companies
		(Cost $380,673)*	99.8%	$388,956
		Other Assets and Liabilities - Net	0.2	926
		Net Assets	100.0%	$389,882

	@	Non-income producing security
	*	Cost for federal income tax purposes is $380,853.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,103
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$8,103

PORTFOLIO OF INVESTMENTS
ING Solution Conservative Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$388,956	$—	$—	$388,956
Total Investments, at value	$388,956	$—	$—	$388,956

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
11,481		ING Artio Foreign Portfolio - Class I		$125,946
3,412		ING Clarion Global Real Estate Portfolio - Class I		31,352
1,472		ING Clarion Real Estate Portfolio - Class I		30,012
5,045		ING Davis New York Venture Portfolio - Class I		82,033
5,950	@	ING Floating Rate Fund - Class I		59,860
8,263		ING Global Bond Fund - Class I		101,141
9,409		ING Goldman Sachs Commodity Strategy Portfolio - Class I		62,761
8,192		ING Growth and Income Portfolio - Class I		164,663
3,947		ING Intermediate Bond Portfolio - Class I		50,442
2,543		ING International Value Portfolio - Class I		20,728
1,972		ING J.P. Morgan Emerging Markets Equity Portfolio - Class I		42,846
6,999		ING Large Cap Growth Portfolio - Class I		83,778
5,755		ING Limited Maturity Bond Portfolio - Class I		59,394
5,454		ING Marsico Growth Portfolio - Class I		82,676
9,775		ING Marsico International Opportunities Portfolio - Class I		105,957
4,093		ING MidCap Opportunities Portfolio - Class I		42,242
12,028		ING PIMCO High Yield Portfolio - Class I		122,202
13,021		ING PIMCO Total Return Bond Portfolio - Class I		160,940
4,126		ING Pioneer Mid Cap Value Portfolio - Class I		41,055
5,138		ING Small Company Portfolio - Class I		82,723
6,249		ING T Rowe Price Capital Appreciation Portfolio - Class I		131,474
15,072		ING T. Rowe Price Equity Income Portfolio - Class I		162,023
1,721		ING T. Rowe Price Growth Equity Portfolio - Class I		84,235
5,998		ING Templeton Foreign Equity Portfolio - Class I		62,915
2,124		ING Thornburg Value Portfolio - Class I		60,633
		Total Investments in Affiliated Investment Companies
		(Cost $1,958,592)*	100.1%	$2,054,031
		Other Assets and Liabilities - Net	(0.1)	(2,025)
		Net Assets	100.0%	$2,052,006

	@	Non-income producing security
	*	Cost for federal income tax purposes is $1,970,095.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$83,936
		Gross Unrealized Depreciation		0
		Net Unrealized Appreciation		$83,936

PORTFOLIO OF INVESTMENTS
ING Solution Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$2,054,031	$—	$—	$2,054,031
Total Investments, at value	$2,054,031	$—	$—	$2,054,031

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.4%
424,941		ING Artio Foreign Portfolio - Class I		$4,661,604
1,105,702		ING BlackRock Inflation Protected Bond Portfolio - Class I		11,631,981
344,257		ING Clarion Real Estate Portfolio - Class I		7,019,405
573,572		ING Davis New York Venture Portfolio - Class I		9,326,282
1,160,676	@	ING Floating Rate Fund - Class I		11,676,404
953,025		ING Global Bond Fund - Class I		11,665,028
1,050,968		ING Goldman Sachs Commodity Strategy Portfolio - Class I		7,009,954
811,679		ING Growth and Income Portfolio - Class I		16,314,745
1,826,934		ING Intermediate Bond Portfolio - Class I		23,348,212
2,941,647		ING Limited Maturity Bond Portfolio - Class I		30,357,792
430,025		ING Marsico International Opportunities Portfolio - Class I		4,661,476
2,080,456		ING PIMCO High Yield Portfolio - Class I		21,137,428
4,152,599		ING PIMCO Total Return Bond Portfolio - Class I		51,326,124
649,878		ING T. Rowe Price Equity Income Portfolio - Class I		6,986,184
94,860		ING T. Rowe Price Growth Equity Portfolio - Class I		4,643,414
444,370		ING Templeton Foreign Equity Portfolio - Class I		4,661,436
244,390		ING Thornburg Value Portfolio - Class I		6,977,332
		Total Investments in Affiliated Investment Companies
		(Cost $218,900,542)*	100.4%	$233,404,801
		Other Assets and Liabilities - Net	(0.4)	(982,202)
		Net Assets	100.0%	$232,422,599

	@	Non-income producing security
	*	Cost for federal income tax purposes is $228,936,143.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$14,860,507
		Gross Unrealized Depreciation		(10,391,849)
		Net Unrealized Appreciation		$4,468,658

PORTFOLIO OF INVESTMENTS
ING Solution Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$233,404,801	$—	$—	$233,404,801
Total Investments, at value	$233,404,801	$—	$—	$233,404,801

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of September 30, 2010 (Unaudited)

Shares				Value

AFFILIATED INVESTMENT COMPANIES: 100.1%
16,860		ING Artio Foreign Portfolio - Class I		$184,955
10,066		ING BlackRock Inflation Protected Bond Portfolio - Class I		105,896
5,178		ING Clarion Real Estate Portfolio - Class I		105,569
7,747		ING Davis New York Venture Portfolio - Class I		125,963
17,369	@	ING Floating Rate Fund - Class I		174,729
14,460		ING Global Bond Fund - Class I		176,993
16,581		ING Goldman Sachs Commodity Strategy Portfolio - Class I		110,597
12,594		ING Growth and Income Portfolio - Class I		253,131
16,636		ING Intermediate Bond Portfolio - Class I		212,609
7,702		ING Large Cap Growth Portfolio - Class I		92,198
30,455		ING Limited Maturity Bond Portfolio - Class I		314,293
5,996		ING Marsico Growth Portfolio - Class I		90,898
10,361		ING Marsico International Opportunities Portfolio - Class I		112,311
3,610		ING MidCap Opportunities Portfolio - Class I		37,259
21,095		ING PIMCO High Yield Portfolio - Class I		214,325
39,995		ING PIMCO Total Return Bond Portfolio - Class I		494,334
3,623		ING Pioneer Mid Cap Value Portfolio - Class I		36,052
4,513		ING Small Company Portfolio - Class I		72,662
8,432		ING T Rowe Price Capital Appreciation Portfolio - Class I		177,405
16,519		ING T. Rowe Price Equity Income Portfolio - Class I		177,581
2,273		ING T. Rowe Price Growth Equity Portfolio - Class I		111,243
10,550		ING Templeton Foreign Equity Portfolio - Class I		110,669
3,103		ING Thornburg Value Portfolio - Class I		88,599
		Total Investments in Affiliated Investment Companies
		(Cost $3,432,559)*	100.1%	$3,580,271
		Other Assets and Liabilities - Net	(0.1)	(2,014)
		Net Assets	100.0%	$3,578,257

	@	Non-income producing security
	*	Cost for federal income tax purposes is $3,446,336.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$148,909
		Gross Unrealized Depreciation		(14,974)
		Net Unrealized Appreciation		$133,935

PORTFOLIO OF INVESTMENTS
ING Solution Moderate Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Affiliated Investment Companies	$3,580,271	$—	$—	$3,580,271
Total Investments, at value	$3,580,271	$—	$—	$3,580,271

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%
		Consumer Discretionary: 18.6%
24,900		Advance Auto Parts, Inc.	$1,461,132
77,100	@	Apollo Group, Inc. - Class A	3,959,085
8,100	@	Autozone, Inc.	1,854,171
107,900	@	Bed Bath & Beyond, Inc.	4,683,939
36,800	@	Big Lots, Inc.	1,223,600
79,900		Cablevision Systems Corp.	2,092,581
179,100	@	Carmax, Inc.	4,989,726
28,200	@, L	Central European Media Enterprises Ltd.	703,590
14,700	@	Chipotle Mexican Grill, Inc.	2,528,400
54,400		Choice Hotels International, Inc.	1,983,424
180,400		Coach, Inc.	7,749,984
79,000		CTC Media, Inc.	1,733,260
35,200	@	Ctrip.com International Ltd. ADR	1,680,800
73,200	L	DeVry, Inc.	3,602,172
56,400	@	Dick’s Sporting Goods, Inc.	1,581,456
108,350	@	Discovery Communications, Inc. - Class C	4,137,887
52,100	@	Dollar General Corp.	1,523,925
53,250	@	Dollar Tree, Inc.	2,596,470
68,200	@	DreamWorks Animation SKG, Inc.	2,176,262
56,500	@, L	Education Management Corp.	829,420
84,700		Expedia, Inc.	2,389,387
45,800		Family Dollar Stores, Inc.	2,022,528
101,000		Gap, Inc.	1,882,640
113,900		Gentex Corp.	2,222,189
29,000	@	Hyatt Hotels Corp.	1,084,310
193,900		International Game Technology	2,801,855
17,900	@, L	ITT Educational Services, Inc.	1,257,833
41,700		Lennar Corp.	641,346
282,800	@	Liberty Media Corp. - Interactive - Class A	3,877,188
24,700	@	Liberty Media Corp. - Starz	1,602,536
62,150	@	Madison Square Garden, Inc.	1,310,122
129,112		Marriott International, Inc.	4,626,083
193,300		Mattel, Inc.	4,534,818
129,400		McGraw-Hill Cos., Inc.	4,277,964
41,600		Men’s Wearhouse, Inc.	989,664
11,800	@	New Oriental Education & Technology Group ADR	1,151,444
33,600		Omnicom Group	1,326,528
61,600	@	O’Reilly Automotive, Inc.	3,277,120
28,600	@	Panera Bread Co.	2,534,246
40,800		Petsmart, Inc.	1,428,000
15,500	@	Priceline.com, Inc.	5,399,270
79,562	@, L	Pulte Homes, Inc.	696,963
87,700		Ross Stores, Inc.	4,790,174
63,800	@, L	Royal Caribbean Cruises Ltd.	2,011,614
56,055		Staples, Inc.	1,172,671
96,000		Starwood Hotels & Resorts Worldwide, Inc.	5,044,800
6,100	L	Strayer Education, Inc.	1,064,450
72,000		Tiffany & Co.	3,383,280
56,350		Tim Hortons, Inc.	2,051,704
56,000	@	Toll Brothers, Inc.	1,065,120
52,200		Tractor Supply Co.	2,070,252
74,500	@, L	Urban Outfitters, Inc.	2,342,280
45,700		Williams-Sonoma, Inc.	1,448,690
47,550	@	WMS Industries, Inc.	1,810,229
32,900		Wynn Resorts Ltd.	2,854,733
			135,535,315
		Consumer Staples: 4.7%
49,400		Alberto-Culver Co.	1,859,910
203,000		Avon Products, Inc.	6,518,328
41,200		Brown-Forman Corp.	2,539,568
49,900		Campbell Soup Co.	1,783,925
45,000		Church & Dwight Co., Inc.	2,922,300
62,800		Clorox Co.	4,192,528
50,400		Hershey Co.	2,398,536
27,000		JM Smucker Co.	1,634,310
31,500		Lorillard, Inc.	2,529,765
45,100		McCormick & Co., Inc.	1,896,004
38,200		Mead Johnson Nutrition Co.	2,173,962
96,500	@	Whole Foods Market, Inc.	3,581,115
			34,030,251
		Energy: 7.8%
104,469		Arch Coal, Inc.	2,790,367
82,300	@	Atlas Energy, Inc.	2,357,072
110,800	@	Cameron International Corp.	4,759,968
71,600	@	Cobalt International Energy, Inc.	683,780
72,300	@	Concho Resources, Inc.	4,784,091

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Energy (continued)
60,100	@	Continental Resources, Inc.	$2,786,236
37,100	@, L	Core Laboratories NV	3,266,284
27,500	L	Diamond Offshore Drilling	1,863,675
40,100	@	Dresser-Rand Group, Inc.	1,479,289
22,700	@	Dril-Quip, Inc.	1,409,897
99,700	@	FMC Technologies, Inc.	6,808,513
25,500	@	Forest Oil Corp.	757,350
30,700		Massey Energy Co.	952,314
209,100	@	McDermott International, Inc.	3,090,498
26,200		Murphy Oil Corp.	1,622,304
50,300	@	Nabors Industries Ltd.	908,418
24,400	@	Newfield Exploration Co.	1,401,536
94,800		Nexen, Inc.	1,905,480
45,500	@	Oceaneering International, Inc.	2,450,630
88,500		Peabody Energy Corp.	4,337,385
56,500		Range Resources Corp.	2,154,345
34,200	@	Southwestern Energy Co.	1,143,648
121,600	@	Tetra Technologies, Inc.	1,240,320
43,800	@	Ultra Petroleum Corp.	1,838,724
			56,792,124
		Financials: 7.8%
15,700	@	Arch Capital Group Ltd.	1,315,660
30,400		Artio Global Investors, Inc.	465,120
27,100		Assurant, Inc.	1,102,970
41,600		Axis Capital Holdings Ltd.	1,370,304
108,133	L	CBOE Holdings, Inc.	2,166,985
26,100		City National Corp.	1,385,127
76,000		Eaton Vance Corp.	2,207,040
96,900		Fifth Third Bancorp.	1,165,707
107,662	@	First Horizon National Corp.	1,228,423
104,400	@, L	Forest City Enterprises, Inc.	1,339,452
47,200		HCC Insurance Holdings, Inc.	1,231,448
37,500	@	IntercontinentalExchange, Inc.	3,927,000
161,600		Janus Capital Group, Inc.	1,769,520
156,900		Keycorp	1,248,924
78,100		Lazard Ltd.	2,739,748
182,100		Marshall & Ilsley Corp.	1,281,984
145,100		Moody’s Corp.	3,624,598
73,400	@	MSCI, Inc. - Class A	2,437,614
73,400		Northern Trust Corp.	3,540,816
90,600		NYSE Euronext	2,588,442
70,000	@	OptionsXpress Holdings, Inc.	1,075,200
581,833	@	Popular, Inc.	1,687,316
69,500		Principal Financial Group, Inc.	1,801,440
154,500		Regions Financial Corp.	1,123,215
23,000		RenaissanceRe Holdings Ltd.	1,379,080
65,300		SEI Investments Co.	1,328,202
125,500	@	SLM Corp.	1,449,525
27,500	@	SVB Financial Group	1,163,800
75,300		TCF Financial Corp.	1,219,107
184,000	@	TD Ameritrade Holding Corp.	2,971,600
36,600		Waddell & Reed Financial, Inc.	1,001,376
54,800		WR Berkley Corp.	1,483,436
56,800		Zions Bancorp.	1,213,248
			57,033,427
		Health Care: 12.9%
50,200	@	Alexion Pharmaceuticals, Inc.	3,230,872
56,400	@	American Medical Systems Holdings, Inc.	1,104,312
63,300	L	AmerisourceBergen Corp.	1,940,778
59,300	@	Arthrocare Corp.	1,611,774
23,200	@	Biogen Idec, Inc.	1,301,984
45,500	@	BioMarin Pharmaceuticals, Inc.	1,016,925
108,500	@	Bruker BioSciences Corp.	1,522,255
70,700	@, L	CareFusion Corp.	1,756,188
31,400	@	Cephalon, Inc.	1,960,616
38,200	@	Cerner Corp.	3,208,418
36,700	@, L	Charles River Laboratories International, Inc.	1,216,605
41,800		Cigna Corp.	1,495,604
48,800	@	Community Health Systems, Inc.	1,511,336
22,000	@	Covance, Inc.	1,029,380
48,300		CR Bard, Inc.	3,933,069
41,400	@	DaVita, Inc.	2,857,842
36,300	@	Dendreon Corp.	1,494,834
58,100		Densply International, Inc.	1,857,457
46,600	@	Edwards Lifesciences Corp.	3,124,530
90,200	@	Elan Corp. PLC ADR	518,650
26,700	@	Gen-Probe, Inc.	1,293,882
47,500	@	Henry Schein, Inc.	2,782,550
69,300	@	Hologic, Inc.	1,109,493
56,400	@	Human Genome Sciences, Inc.	1,680,156
22,600	@	Humana, Inc.	1,135,424
52,700	@, L	Idexx Laboratories, Inc.	3,252,644
70,000	@	Illumina, Inc.	3,444,000

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Health Care (continued)
9,000	@	Intuitive Surgical, Inc.	$2,553,660
43,000	@	Laboratory Corp. of America Holdings	3,372,490
84,800	@	Life Technologies Corp.	3,959,312
40,300	@	Masimo Corp.	1,100,593
25,300	@	Mettler Toledo International, Inc.	3,148,332
51,000	@	Myriad Genetics, Inc.	836,910
44,900		Patterson Cos., Inc.	1,286,385
62,000	@, L	Qiagen NV	1,099,880
76,000		Quest Diagnostics	3,835,720
45,400	@	Regeneron Pharmaceuticals, Inc.	1,243,960
40,200	@	Resmed, Inc.	1,318,962
23,700		Shire PLC ADR	1,594,536
35,400	@	St. Jude Medical, Inc.	1,392,636
50,800	@	SXC Health Solutions Corp.	1,852,676
27,400		Techne Corp.	1,691,402
37,100		Universal Health Services, Inc.	1,441,706
44,200	@	Varian Medical Systems, Inc.	2,674,100
81,600	@	Vertex Pharmaceuticals, Inc.	2,820,912
39,900	@	Waters Corp.	2,824,122
22,800	@	Zimmer Holdings, Inc.	1,193,124
			93,632,996
		Industrials: 16.8%
82,600	@	American Reprographics Co.	648,410
67,050		Ametek, Inc.	3,202,979
104,550	@	Babcock & Wilcox Co.	2,224,824
23,300		Bucyrus International, Inc.	1,615,855
71,300		CH Robinson Worldwide, Inc.	4,985,296
40,700		Clarcor, Inc.	1,572,241
72,300	@	Cooper Industries PLC	3,537,639
32,100	@	Copart, Inc.	1,058,337
38,900		Corporate Executive Board Co.	1,227,684
58,100		Cummins, Inc.	5,262,698
51,400		Donaldson Co., Inc.	2,422,482
17,200	L	Dun & Bradstreet Corp.	1,275,208
21,300	L	Elbit Systems Ltd.	1,129,539
53,700		Empresa Brasileira de Aeronautica S.A. ADR	1,524,543
41,800		Equifax, Inc.	1,304,160
112,400		Expeditors International Washington, Inc.	5,196,252
65,000		Fastenal Co.	3,457,350
22,400		Flowserve Corp.	2,451,008
103,700		Fluor Corp.	5,136,261
77,700	@	Foster Wheeler AG	1,900,542
51,700	@	General Cable Corp.	1,402,104
44,700		Goodrich Corp.	3,295,731
72,200		Graco, Inc.	2,290,906
40,200		Harsco Corp.	988,116
204,800	@, L	Hertz Global Holdings, Inc.	2,168,832
45,800		IDEX Corp.	1,626,358
48,600	@	II-VI, Inc.	1,814,238
74,100		Iron Mountain, Inc.	1,655,394
49,600		Joy Global, Inc.	3,487,872
51,200	@	Kansas City Southern	1,915,392
64,100		Landstar System, Inc.	2,475,542
24,400		Manpower, Inc.	1,273,680
31,100		Paccar, Inc.	1,497,465
45,800		Pall Corp.	1,907,112
44,300		Precision Castparts Corp.	5,641,605
131,500	@, L	Quanta Services, Inc.	2,509,020
80,200		Republic Services, Inc.	2,445,298
66,900	L	Ritchie Brothers Auctioneers, Inc.	1,389,513
79,400		Robert Half International, Inc.	2,064,400
48,500		Rockwell Automation, Inc.	2,993,905
50,200		Rockwell Collins, Inc.	2,924,150
34,500		Roper Industries, Inc.	2,248,710
103,400		Skywest, Inc.	1,443,464
240,300		Southwest Airlines Co.	3,140,721
29,300	@	Stericycle, Inc.	2,035,764
62,000	@	Terex Corp.	1,421,040
25,500	@	TransDigm Group, Inc.	1,582,275
19,300		Valmont Industries, Inc.	1,397,320
54,600	@	Verisk Analytics, Inc.	1,529,346
40,700	@	WABCO Holdings, Inc.	1,706,958
29,800		Wabtec Corp.	1,424,142
40,400	@	Waste Connections, Inc.	1,602,264
32,900		WW Grainger, Inc.	3,918,719
			122,350,664
		Information Technology: 23.2%
39,600	@	Adobe Systems, Inc.	1,035,540
81,200	@	Akamai Technologies, Inc.	4,074,616
132,600		Altera Corp.	3,999,216
72,200		Amphenol Corp.	3,536,356
105,200		Analog Devices, Inc.	3,301,176
62,000	@	Ansys, Inc.	2,619,500

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
71,400	@	Atheros Communications, Inc.	$1,881,390
110,800	@	Autodesk, Inc.	3,542,276
92,600	@	BMC Software, Inc.	3,748,448
134,600		CA, Inc.	2,842,752
102,100	@	Check Point Software Technologies	3,770,553
50,900	@	Citrix Systems, Inc.	3,473,416
19,300	@	Cognizant Technology Solutions Corp.	1,244,271
24,100		Computer Sciences Corp.	1,108,600
37,900	@	Cymer, Inc.	1,405,332
64,400	@	Dolby Laboratories, Inc.	3,658,564
79,000	@	Electronic Arts, Inc.	1,297,970
20,700	@	Equinix, Inc.	2,118,645
18,700	@	F5 Networks, Inc.	1,941,247
35,800		Factset Research Systems, Inc.	2,904,454
63,200	@	Fairchild Semiconductor International, Inc.	594,080
19,802		Fidelity National Information Services, Inc.	537,228
12,700	@, L	First Solar, Inc.	1,871,345
35,000	@	Fiserv, Inc.	1,883,700
40,100	@	Flir Systems, Inc.	1,030,570
84,800	@	Genpact Ltd.	1,503,504
36,700		Global Payments, Inc.	1,574,063
135,300	@, L	GT Solar International, Inc.	1,132,461
74,500	@	Informatica Corp.	2,861,545
69,200		Intersil Corp.	808,948
101,500	@	Intuit, Inc.	4,446,715
18,000	@	Itron, Inc.	1,102,140
87,100		Jabil Circuit, Inc.	1,255,111
116,600	@, L	JDS Uniphase Corp.	1,444,674
153,200	@	Juniper Networks, Inc.	4,649,620
31,800		KLA-Tencor Corp.	1,120,314
49,800	@	Lam Research Corp.	2,084,130
113,400		Linear Technology Corp.	3,484,782
62,500	@, L	Logitech International S.A.	1,087,500
242,300	@	Marvell Technology Group Ltd.	4,242,673
68,900		Maxim Integrated Products	1,275,339
127,600	@, L	MEMC Electronic Materials, Inc.	1,520,992
105,700	L	Microchip Technology, Inc.	3,324,265
61,100	@	Micros Systems, Inc.	2,586,363
74,800	@	Monster Worldwide, Inc.	969,408
63,400		National Instruments Corp.	2,070,644
192,400		National Semiconductor Corp.	2,456,948
92,300	@	NetApp, Inc.	4,595,617
131,900	@	Nuance Communications, Inc.	2,062,916
318,600	@	Nvidia Corp.	3,721,248
235,900	@	ON Semiconductor Corp.	1,700,839
140,700		Paychex, Inc.	3,867,843
114,900	@	QLogic Corp.	2,026,836
81,600	@, L	Rackspace Hosting, Inc.	2,119,968
87,400	@	Red Hat, Inc.	3,583,400
70,200	@	Rovi Corp.	3,538,782
21,600	@	Salesforce.com, Inc.	2,414,880
237,000	@	Seagate Technology, Inc.	2,791,860
39,700	@	Silicon Laboratories, Inc.	1,455,005
28,700	@	Sina Corp.	1,451,646
49,300		Solera Holdings, Inc.	2,177,088
66,500	@	Symantec Corp.	1,008,805
55,800	@	Synopsys, Inc.	1,382,166
78,100	@	Teradata Corp.	3,011,536
110,200	@	Trimble Navigation Ltd.	3,861,408
77,400	@	Varian Semiconductor Equipment Associates, Inc.	2,227,572
45,700	@	VeriSign, Inc.	1,450,518
35,800	@	VistaPrint NV	1,383,670
306,000		Western Union Co.	5,407,020
130,200		Xilinx, Inc.	3,464,622
41,000	@	Zebra Technologies Corp.	1,379,240
			168,507,869
		Materials: 5.8%
41,800		Agnico-Eagle Mines Ltd.	2,969,054
25,800		Air Products & Chemicals, Inc.	2,136,756
32,100		Albemarle Corp.	1,502,601
50,400		Carpenter Technology Corp.	1,698,984
26,700		CF Industries Holdings, Inc.	2,549,850
56,600		Cliffs Natural Resources, Inc.	3,617,872
54,100		Compass Minerals International, Inc.	4,145,142
46,300		Ecolab, Inc.	2,349,262
109,700		Eldorado Gold Corp.	2,028,353
68,800	@, L	Intrepid Potash, Inc.	1,793,616
39,800		Sherwin-Williams Co.	2,990,572
37,000		Sigma-Aldrich Corp.	2,234,060
81,800	L	Sociedad Quimica y Minera de Chile S.A. ADR	3,946,032
45,800	L	United States Steel Corp.	2,007,872
53,200		Vulcan Materials Co.	1,964,144
50,800		Walter Industries, Inc.	4,129,532
			42,063,702

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Telecommunication Services: 1.4%
92,900	@	Crown Castle International Corp.	$4,101,535
61,200	@	NII Holdings, Inc.	2,515,320
88,050	@	SBA Communications Corp.	3,548,415
			10,165,270
		Utilities: 0.7%
217,200	@	Calpine Corp.	2,704,140
100,500	@	NRG Energy, Inc.	2,092,410
			4,796,550
		Total Common Stock
		(Cost $664,287,497)	724,908,168
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Financials: 0.2%
20,000		Federal Realty Investment Trust	1,633,200
		Total Real Estate Investment Trusts
		(Cost $1,146,282)	1,633,200
		Total Long-Term Investments
		(Cost $665,433,779)	726,541,368

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.5%
		Money Market: 0.0%
$1,000		T. Rowe Price Reserve Investment Fund		$1,000
		Total Money Market
		(Cost $1,000)		1,000
		Securities Lending Collateral(cc): 4.5%
31,245,889		BNY Mellon Overnight Government Fund (1)		31,245,889
2,384,768	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,907,814
		Total Securities Lending Collateral
		(Cost $33,630,657)		33,153,703
		Total Short-Term Investments
		(Cost $33,631,657)		33,154,703
		Total Investments in Securities
		(Cost $699,065,436)*	104.4%	$759,696,071
		Other Assets and Liabilities - Net	(4.4)	(32,210,245)
		Net Assets	100.0%	$727,485,826

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $699,561,589.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$136,126,744
		Gross Unrealized Depreciation		(75,992,262)
		Net Unrealized Appreciation		$60,134,482

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock
Consumer Discretionary	$135,535,315	$—	$—	$135,535,315
Consumer Staples	34,030,251	—	—	34,030,251
Energy	56,792,124	—	—	56,792,124
Financials	57,033,427	—	—	57,033,427
Health Care	93,632,996	—	—	93,632,996
Industrials	122,350,664	—	—	122,350,664
Information Technology	168,507,869	—	—	168,507,869
Materials	38,117,670	3,946,032	—	42,063,702
Telecommunication Services	10,165,270	—	—	10,165,270
Utilities	4,796,550	—	—	4,796,550
Total Common Stock	720,962,136	3,946,032	—	724,908,168
Real Estate Investment Trusts	1,633,200	—	—	1,633,200
Short-Term Investments	31,245,889	1,000	1,907,814	33,154,703
Total Investments, at value	$753,841,225	$3,947,032	$1,907,814	$759,696,071

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	1,907,814	—	—	—	—	—	—	—	1,907,814
Total Investments, at value	$1,907,814	$—	$—	$—	$—	$—	$—	$—	$1,907,814

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Consumer Discretionary: 16.9%
251,700	@	Amazon.com, Inc.	$39,532,002
23,100	@	Autozone, Inc.	5,287,821
206,300	@	Carmax, Inc.	5,747,518
158,800		Carnival PLC	6,262,694
253,300	L	Coach, Inc.	10,881,768
115,000	@	Ctrip.com International Ltd. ADR	5,491,250
93,500	@	Discovery Communications, Inc. - Class A	4,071,925
112,700	@, L	Las Vegas Sands Corp.	3,927,595
463,700	@	Liberty Media Corp. - Interactive - Class A	6,357,327
392,900		Lowe’s Cos., Inc.	8,757,741
296,311	L	Marriott International, Inc.	10,616,823
311,500	@, L	MGM Resorts International	3,513,720
116,400		Nike, Inc.	9,328,296
119,000	@	O’Reilly Automotive, Inc.	6,330,800
21,459	@	Priceline.com, Inc.	7,475,028
493,200		Starbucks Corp.	12,616,056
147,700		Starwood Hotels & Resorts Worldwide, Inc.	7,761,635
296,600		Walt Disney Co.	9,820,426
			163,780,425
		Consumer Staples: 2.3%
119,400	L	Costco Wholesale Corp.	7,700,106
109,400		PepsiCo, Inc.	7,268,536
116,880		Procter & Gamble Co.	7,009,294
			21,977,936
		Energy: 7.9%
173,100	@	Cameron International Corp.	7,436,376
160,000		EOG Resources, Inc.	14,875,200
95,200	@, L	FMC Technologies, Inc.	6,501,208
205,400	@	McDermott International, Inc.	3,035,812
87,100	L	Murphy Oil Corp.	5,393,232
116,700	L	Peabody Energy Corp.	5,719,467
291,500		Petroleo Brasileiro S.A. ADR	9,567,030
231,100		Schlumberger Ltd.	14,238,071
289,800	L	Suncor Energy, Inc.	9,432,990
			76,199,386
		Financials: 8.6%
416,900		American Express Co.	17,522,307
76,600		Discover Financial Services	1,277,688
129,908		Franklin Resources, Inc.	13,887,165
76,500	@	IntercontinentalExchange, Inc.	8,011,080
416,400	@	Invesco Ltd.	8,840,172
347,600		J.P. Morgan Chase & Co.	13,233,132
131,300		Northern Trust Corp.	6,333,912
152,000		NYSE Euronext	4,342,640
69,800	L	Sun Life Financial, Inc.	1,826,238
251,000		US Bancorp.	5,426,620
107,800		Wells Fargo & Co.	2,709,014
			83,409,968
		Health Care: 7.0%
123,700		Allergan, Inc.	8,229,761
95,358	@	Celgene Corp.	5,493,574
351,100	@	Express Scripts, Inc.	17,098,570
109,700	@	Human Genome Sciences, Inc.	3,267,963
91,000	@	Illumina, Inc.	4,477,200
16,700	@	Intuitive Surgical, Inc.	4,738,458
151,700		McKesson Corp.	9,372,026
95,500	@	Medco Health Solutions, Inc.	4,971,730
131,300		Stryker Corp.	6,571,565
69,500	@	Zimmer Holdings, Inc.	3,636,935
			67,857,782
		Industrials: 14.7%
141,800		3M Co.	12,295,478
91,600	@	Babcock & Wilcox Co.	1,949,248
50,400		Bucyrus International, Inc.	3,495,240
28,200	L	Caterpillar, Inc.	2,218,776
25,400	L	Cummins, Inc.	2,300,732
682,800		Danaher Corp.	27,728,508
65,600		Deere & Co.	4,577,568
177,200		Emerson Electric Co.	9,331,352
167,000	L	Expeditors International Washington, Inc.	7,720,410
170,700	L	Fastenal Co.	9,079,533
196,200	L	FedEx Corp.	16,775,100
130,800		Paccar, Inc.	6,298,020
91,800		Precision Castparts Corp.	11,690,730
116,400		Republic Services, Inc.	3,549,036
71,100	L	Rockwell Automation, Inc.	4,389,003

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
64,100		Union Pacific Corp.	$5,243,380
139,800		United Parcel Service, Inc. - Class B	9,323,262
42,100		WW Grainger, Inc.	5,014,531
			142,979,907
		Information Technology: 32.5%
218,900		Accenture PLC	9,301,061
156,968	@	Akamai Technologies, Inc.	7,876,654
247,600	@	Apple, Inc.	70,256,500
132,800	L	ASML Holding NV	3,948,144
61,700	@	Autodesk, Inc.	1,972,549
44,700		Automatic Data Processing, Inc.	1,878,741
51,800	@	Autonomy Corp. PLC	1,476,117
213,400	@	Baidu.com ADR	21,899,108
257,700		Broadcom Corp.	9,120,003
465,200	@	Cisco Systems, Inc.	10,187,880
721,800		Corning, Inc.	13,194,504
136,100	@	Dolby Laboratories, Inc.	7,731,841
287,700	@	eBay, Inc.	7,019,880
114,300	@	EMC Corp.	2,321,433
93,850	@	Google, Inc. - Class A	49,345,392
302,300	@	Juniper Networks, Inc.	9,174,805
151,800	@	Marvell Technology Group Ltd.	2,658,018
55,700		Mastercard, Inc.	12,476,800
78,200	@	NetApp, Inc.	3,893,578
417,300		Qualcomm, Inc.	18,828,576
54,100	@	Rovi Corp.	2,727,181
13,416	@	Salesforce.com, Inc.	1,499,909
5,043		Samsung Electronics Co., Ltd.	3,434,330
120,500	@	Sandisk Corp.	4,416,325
411,700		Tencent Holdings Ltd.	8,967,131
321,000		Visa, Inc.	23,837,460
294,400		Western Union Co.	5,202,048
			314,645,968
		Materials: 5.1%
45,000		Agnico-Eagle Mines Ltd.	3,196,350
51,700		Air Products & Chemicals, Inc.	4,281,794
241,847		BHP Billiton Ltd.	9,218,579
67,700		Freeport-McMoRan Copper & Gold, Inc.	5,780,903
70,100	L	Mosaic Co.	4,119,076
5,900		Potash Corp. of Saskatchewan	849,836
245,900		Praxair, Inc.	22,194,934
			49,641,472
		Telecommunication Services: 4.2%
335,800	@	American Tower Corp.	17,213,108
531,112	@	Crown Castle International Corp.	23,448,594
			40,661,702
		Total Common Stock
		(Cost $782,934,395)	961,154,546

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.8%
		Money Market: 0.0%
$1,000		T. Rowe Price Reserve Investment Fund		$1,000
		Total Money Market
		(Cost $1,000)		1,000
		Securities Lending Collateral(cc): 1.8%
15,548,436		BNY Mellon Overnight Government Fund (1)		15,548,436
1,695,725	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,356,580
		Total Securities Lending Collateral
		(Cost $17,244,161)		16,905,016
		Total Short-Term Investments
		(Cost $17,245,161)		16,906,016
		Total Investments in Securities
		(Cost $800,179,556)*	101.0%	$978,060,562
		Other Assets and Liabilities - Net	(1.0)	(9,334,595)
		Net Assets	100.0%	$968,725,967

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $805,558,114.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$190,692,671
		Gross Unrealized Depreciation		(18,190,223)
		Net Unrealized Appreciation		$172,502,448

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Growth Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$961,154,546	$—	$—	$961,154,546
Short-Term Investments	15,548,436	1,000	1,356,580	16,906,016
Total Investments, at value	$976,702,982	$1,000	$1,356,580	$978,060,562

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 9/30/2010
Asset Table
Investments, at value
Short-Term Investments	1,356,580	—	—	—	—	—	—	—	1,356,580
Total Investments, at value	$1,356,580	$—	$—	$—	$—	$—	$—	$—	$1,356,580

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Austria: 0.8%
285,860		Telekom Austria AG	$4,310,057
			4,310,057
		Bermuda: 1.0%
69,740		PartnerRe Ltd.	5,591,753
			5,591,753
		Brazil: 2.6%
193,380		Empresa Brasileira de Aeronautica S.A. ADR	5,490,058
184,274		Petroleo Brasileiro S.A. ADR	6,683,618
89,910		Vale S.A. ADR	2,495,003
			14,668,679
		Canada: 1.4%
455,400		Talisman Energy, Inc.	7,966,955
			7,966,955
		China: 3.6%
599,500		China Shenhua Energy Co., Ltd.	2,468,857
19,862,000		China Telecom Corp. Ltd.	10,865,047
13,026,153		Shanghai Electric Group Co., Ltd.	7,204,529
			20,538,433
		Denmark: 0.7%
106,760	@	Vestas Wind Systems A/S	4,022,824
			4,022,824
		France: 9.7%
51,760		Alstom	2,640,813
351,201		AXA S.A.	6,157,051
101,110		Capgemini S.A.	5,076,300
90,110		Compagnie Generale des Etablissements Michelin	6,871,388
397,550		France Telecom S.A.	8,598,372
116,036		Gaz de France	4,164,090
138,888		Sanofi-Aventis	9,245,205
153,638		Total S.A.	7,938,618
171,400		Vivendi	4,697,789
			55,389,626
		Germany: 11.6%
71,530		Bayerische Motoren Werke AG	5,017,428
224,150		Celesio AG	4,876,674
350,450		Deutsche Post AG	6,354,626
215,412		E.ON AG	6,352,815
916,844	@	Infineon Technologies AG	6,350,295
59,230		MAN AG	6,448,075
68,370		Merck KGaA	5,741,251
41,570		Muenchener Rueckversicherungs AG	5,756,699
172,576		SAP AG	8,535,394
103,733		Siemens AG	10,942,596
			66,375,853
		Hong Kong: 3.4%
273,700		Cheung Kong Holdings Ltd. ADR	4,130,133
520,000		China Mobile Ltd.	5,319,561
370,000		Hutchison Whampoa Ltd.	3,442,474
469,000		Swire Pacific Ltd.	6,447,953
			19,340,121
		India: 3.7%
711,953		Housing Development Finance Corp.	11,601,508
195,050		ICICI Bank Ltd. ADR	9,723,243
			21,324,751
		Ireland: 0.5%
178,130		CRH PLC	2,939,633
			2,939,633
		Italy: 3.1%
344,844		ENI S.p.A.	7,451,179
1,525,592		Intesa Sanpaolo S.p.A.	4,969,627
2,139,347		UniCredito Italiano S.p.A.	5,478,681
			17,899,487
		Japan: 2.6%
86,900		Fuji Photo Film Co., Ltd.	2,885,625
322,500		Itochu Corp.	2,951,810
1,035,500		Mitsubishi UFJ Financial Group, Inc.	4,807,722
16,800		Nintendo Co., Ltd.	4,213,657
			14,858,814
		Netherlands: 6.6%
72,640		Akzo Nobel NV	4,479,187
269,105		Koninklijke Philips Electronics NV	8,467,395
98,900	@	Randstad Holdings NV	4,493,504
310,440		Royal Dutch Shell PLC - Class B	9,069,613
242,792		SBM Offshore NV	4,599,499
211,190		Unilever NV	6,324,295
			37,433,493

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value

		Norway: 3.2%
381,570		Statoil ASA		$7,986,371
637,490		Telenor ASA		10,012,654
				17,999,025
		Portugal: 1.2%
517,580		Portugal Telecom SGPS S.A.		6,885,139
				6,885,139
		Singapore: 3.8%
1,028,500		DBS Group Holdings Ltd.		11,003,456
2,430,000		Singapore Telecommunications Ltd.		5,799,400
370,000		United Overseas Bank Ltd.		5,145,800
				21,948,656
		South Korea: 3.7%
129,728		KB Financial Group, Inc. ADR		5,561,439
64,416		LG Electronics, Inc.		5,426,141
28,943	@	Samsung Electronics Co., Ltd. GDR		9,861,308
				20,848,888
		Spain: 4.5%
424,844		Banco Santander Central Hispano S.A.		5,392,240
712,479		Iberdrola S.A.		5,494,003
120,515		Repsol YPF S.A.		3,106,792
473,255		Telefonica S.A.		11,746,736
				25,739,771
		Sweden: 2.5%
365,690		Atlas Copco AB - Class A		7,072,682
663,420		Telefonaktiebolaget LM Ericsson		7,275,688
				14,348,370
		Switzerland: 7.4%
115,149		Adecco S.A.		6,019,864
153,740		Nestle S.A.		8,195,486
191,006		Novartis AG		10,993,912
45,800		Roche Holding AG - Genusschein		6,257,748
163,681		Swiss Reinsurance		7,180,006
198,512	@	UBS AG - Reg		3,379,813
				42,026,829
		Taiwan: 2.0%
558,414		Compal Electronics, Inc.		3,337,976
2,054,251		Taiwan Semiconductor Manufacturing Co., Ltd.		4,065,364
383,376		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		3,887,433
				11,290,773
		United Kingdom: 17.4%
845,740		Aviva PLC		5,301,491
1,365,890		BAE Systems PLC		7,355,304
931,060		BP PLC		6,370,357
1,344,490	@	British Airways PLC		5,132,918
666,327		Burberry Group PLC		10,905,899
485,427		GlaxoSmithKline PLC		9,574,962
2,403,850		Hays PLC		4,271,881
693,600		HSBC Holdings PLC		7,032,404
1,424,335		Kingfisher PLC		5,248,613
724,370		Marks & Spencer Group PLC		4,424,608
288,490		Pearson PLC		4,473,607
218,267		Rexam PLC		1,054,162
633,400		Rolls-Royce Group PLC		6,015,616
204,258		Standard Chartered PLC		5,865,149
937,220		Tesco PLC		6,251,803
3,365,836		Vodafone Group PLC		8,304,692
77,746	@	Wolseley PLC		1,954,706
				99,538,172
		Total Common Stock (Cost $538,079,677)		553,286,102
RIGHTS: 0.0%
		France: 0.0%
90,110		Compagnie Generale des Etablissements Michelin		251,582
		Total Rights
		(Cost $- )		251,582
		Total Long-Term Investments
		(Cost $538,079,677)		553,537,684

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.8%
		U.S. Government Agency Obligations: 2.8%
$15,890,000	Z	Federal Home Loan Bank, 0.010%, due 10/01/10		$15,889,996
		Total Short-Term Investments
		(Cost $15,889,995)		15,889,996
		Total Investments in Securities
		(Cost $553,969,672)*	99.8%	$569,427,680
		Other Assets and Liabilities - Net	0.2	1,233,756
		Net Assets	100.0%	$570,661,436

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $556,555,671.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$71,690,042
		Gross Unrealized Depreciation		(58,818,033)
		Net Unrealized Appreciation		$12,872,009

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	8.3%
Consumer Staples	3.6
Energy	11.2
Financials	21.1
Health Care	8.2
Industrials	17.6
Information Technology	9.7
Materials	1.9
Telecommunication Services	12.6
Utilities	2.8
Short-Term Investments	2.8
Other Assets and Liabilities - Net	0.2
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Foreign Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$553,286,102	$—	$—	$553,286,102
Rights	251,582	—	—	251,582
Short-Term Investments	—	15,889,996	—	15,889,996
Total Investments, at value	$553,537,684	$15,889,996	$—	$569,427,680

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Consumer Discretionary: 5.9%
502,378		Comcast Corp. – Special Class A	$8,545,450
224,275	@	Dish Network Corp.	4,297,109
128,496	@, L	Life Time Fitness, Inc.	5,071,737
			17,914,296
		Consumer Staples: 0.2%
756,115	@, L	Rite Aid Corp.	713,016
			713,016
		Energy: 20.9%
205,442		ConocoPhillips	11,798,534
172,300		Ensco International PLC ADR	7,706,979
1,950		Inpex Holdings, Inc.	9,172,992
383,135		Marathon Oil Corp.	12,681,769
285,880		OAO Gazprom ADR	5,989,186
711,480	@	SandRidge Energy, Inc.	4,041,206
181,900	@	Transocean Ltd.	11,694,351
			63,085,017
		Financials: 14.5%
684,800		Bank of America Corp.	8,977,728
198,800		Hartford Financial Services Group, Inc.	4,562,460
210,150		J.P. Morgan Chase & Co.	8,000,411
1,212,742		Mitsubishi UFJ Financial Group, Inc.	5,630,638
152,638		Transatlantic Holdings, Inc.	7,757,063
416,305		US Bancorp.	9,000,514
			43,928,814
		Health Care: 17.0%
153,000	@	Alere, Inc.	4,732,290
52,116	@	Community Health Systems, Inc.	1,614,033
271,715		Eli Lilly & Co.	9,925,749
355,780	@	Gilead Sciences, Inc.	12,669,326
42,100		Roche Holding AG - Genusschein	5,752,210
142,200	@	Talecris Biotherapeutics Holdings Corp.	3,253,536
129,644	@	Thermo Fisher Scientific, Inc.	6,207,355
118,275	@	Varian Medical Systems, Inc.	7,155,638
			51,310,137
		Industrials: 5.7%
737,100		General Electric Co.	11,977,875
73,900		Lockheed Martin Corp.	5,267,592
			17,245,467
		Information Technology: 23.7%
181,900	@	Adobe Systems, Inc.	4,756,685
233,229	@	Amdocs Ltd.	6,684,343
74,806	@	Ansys, Inc.	3,160,554
149,044		Computer Sciences Corp.	6,856,024
132,723		Corning, Inc.	2,426,176
874,697	@	Dell, Inc.	11,336,071
183,987	@	Fiserv, Inc.	9,902,180
18,950	@	Google, Inc. - Class A	9,963,721
478,302	@	MEMC Electronic Materials, Inc.	5,701,360
200,474		Microsoft Corp.	4,909,608
247,452	@	NCR Corp.	3,372,771
343,638	@	ON Semiconductor Corp.	2,477,630
			71,547,123
		Materials: 4.7%
142,100		Monsanto Co.	6,810,853
171,137	L	United States Steel Corp.	7,502,646
			14,313,499
		Telecommunication Services: 3.4%
602,928		China Mobile Ltd.	6,167,908
112,263	@	Leap Wireless International, Inc.	1,386,448
2,931,950	@, L	Level 3 Communications, Inc.	2,748,117
			10,302,473
		Total Common Stock
		(Cost $294,908,713)	290,359,842

Principal Amount			Value
CORPORATE BONDS/NOTES: 2.8%
		Financials: 1.2%
$3,000,000	#, L	AngloGold Ashanti Holdings Finance PLC, 3.500%, due 05/22/14	$3,566,250
			3,566,250
		Telecommunication Services: 1.6%
891,000	L	Level 3 Communications, Inc., 6.500%, due 10/01/16	915,503
4,000,000		Level 3 Financing, Inc., 9.250%, due 11/01/14	3,780,000
			4,695,503
		Total Corporate Bonds/Notes
		(Cost $7,653,507)	8,261,753
		Total Long-Term Investments
		(Cost $302,562,220)	298,621,595

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 7.0%
		Affiliated Mutual Fund: 1.8%
5,536,978		ING Institutional Prime Money Market Fund - Class I		$5,536,978
		Total Mutual Fund
		(Cost $5,536,978)		5,536,978

Principal Amount				Value
		Securities Lending Collateral(cc): 5.2%
$15,200,540		BNY Mellon Overnight Government Fund (1)		$15,200,540
539,803	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		431,842
		Total Securities Lending Collateral
		(Cost $15,740,343)		15,632,382
		Total Short-Term Investments
		(Cost $21,277,321)		21,169,360
		Total Investments in Securities
		(Cost $323,839,541)*	105.8%	$319,790,955
		Other Assets and Liabilities - Net	(5.8)	(17,390,304)
		Net Assets	100.0%	$302,400,651

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $332,307,208.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,868,422
		Gross Unrealized Depreciation		(30,384,675)
		Net Unrealized Depreciation		$(12,516,253)

PORTFOLIO OF INVESTMENTS
ING Thornburg Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$290,359,842	$—	$—	$290,359,842
Corporate Bonds/Notes	—	8,261,753	—	8,261,753
Short-Term Investments	20,737,518	—	431,842	21,169,360
Total Investments, at value	$311,097,360	$8,261,753	$431,842	$319,790,955

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance 12/31/2009	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 9/30/2010
Asset Table
Investments, at value
Short-Term Investments	431,842	—	—	—	—	—	—	—	431,842
Total Investments, at value	$431,842	$—	$—	$—	$—	$—	$—	$—	$431,842

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Consumer Discretionary: 13.9%
31,000	@	Apollo Group, Inc. - Class A	$1,591,850
28,200	@	BorgWarner, Inc.	1,483,884
80,000		Carnival Corp.	3,056,800
216,900		Comcast Corp. – Class A	3,921,551
68,100		Fortune Brands, Inc.	3,352,563
73,200	@, L	GameStop Corp.	1,442,772
215,800	@	Interpublic Group of Cos., Inc.	2,164,474
96,000		Lowe’s Cos., Inc.	2,139,840
62,200		Time Warner, Inc.	1,906,430
50,800		Viacom - Class B	1,838,452
			22,898,616
		Consumer Staples: 6.6%
84,400		Avon Products, Inc.	2,710,084
78,300		Kroger Co.	1,695,978
52,800		PepsiCo, Inc.	3,508,032
50,800		Procter & Gamble Co.	3,046,476
			10,960,570
		Energy: 11.0%
3,100		Anadarko Petroleum Corp.	176,855
54,100		Baker Hughes, Inc.	2,304,660
98,900		ExxonMobil Corp.	6,111,031
32,900		Hess Corp.	1,945,048
57,400		Marathon Oil Corp.	1,899,940
56,700	@	Noble Corp.	1,915,893
30,100		Peabody Energy Corp.	1,475,201
56,100	@	Ultra Petroleum Corp.	2,355,078
			18,183,706
		Financials: 12.5%
61,500		Aflac, Inc.	3,180,165
209,300		Bank of America Corp.	2,743,923
70,192		Bank of New York Mellon Corp.	1,834,117
8,700		Goldman Sachs Group, Inc.	1,257,846
106,900		J.P. Morgan Chase & Co.	4,069,683
59,000		Metlife, Inc.	2,268,550
63,000		Principal Financial Group, Inc.	1,632,960
144,100		Wells Fargo & Co.	3,621,233
			20,608,477
		Health Care: 13.8%
41,000		Allergan, Inc.	2,727,730
22,400	@	Amgen, Inc.	1,234,464
31,000	@, L	Amylin Pharmaceuticals, Inc.	646,350
33,400		Baxter International, Inc.	1,593,514
122,100	@	Boston Scientific Corp.	748,473
64,200		Covidien PLC	2,580,198
27,700	@	Genzyme Corp.	1,960,883
59,400		Johnson & Johnson	3,680,424
50,300		Medtronic, Inc.	1,689,074
68,800		Merck & Co., Inc.	2,532,528
59,100		UnitedHealth Group, Inc.	2,075,001
21,000	@	WellPoint, Inc.	1,189,440
			22,658,079
		Industrials: 12.2%
34,200		Dover Corp.	1,785,582
34,000		FedEx Corp.	2,907,000
50,500		General Dynamics Corp.	3,171,905
64,000		Illinois Tool Works, Inc.	3,009,280
60,250		Paccar, Inc.	2,901,038
45,000		Pall Corp.	1,873,800
30,600		Raytheon Co.	1,398,726
33,600		Ryder System, Inc.	1,437,072
124,600		Southwest Airlines Co.	1,628,522
			20,112,925
		Information Technology: 19.1%
111,100	@	Adobe Systems, Inc.	2,905,265
18,100	@	Apple, Inc.	5,135,875
81,000		Applied Materials, Inc.	946,080
76,500	@	Autodesk, Inc.	2,445,705
45,600		Broadcom Corp.	1,613,784
111,900	@	Cisco Systems, Inc.	2,450,610
66,700		Hewlett-Packard Co.	2,806,069
53,400		Intersil Corp.	624,246
800	@	Intuit, Inc.	35,048
74,800	@	Marvell Technology Group Ltd.	1,309,748
106,000		Microsoft Corp.	2,595,940
84,200		National Semiconductor Corp.	1,075,234
59,800		Qualcomm, Inc.	2,698,176

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
110,400	@	Seagate Technology, Inc.		$1,300,512
111,800	@	Symantec Corp.		1,696,006
23,700		Visa, Inc.		1,759,962
				31,398,260
		Materials: 2.3%
14,200		Ball Corp.		835,670
72,500		Dow Chemical Co.		1,990,850
21,000		Monsanto Co.		1,006,530
				3,833,050
		Telecommunication Services: 2.3%
129,800		AT&T, Inc.		3,712,281
				3,712,281
		Utilities: 4.8%
85,200		American Electric Power Co., Inc.		3,086,796
71,400		Exelon Corp.		3,040,212
45,900		FirstEnergy Corp.		1,768,986
				7,895,994
		Total Common Stock
		(Cost $146,664,957)		162,261,958
SHORT-TERM INVESTMENTS: 1.8%
		Affiliated Mutual Fund: 1.4%
2,339,530		ING Institutional Prime Money Market Fund - Class I		2,339,530
		Total Mutual Fund
		(Cost $2,339,531)		2,339,530

Principal Amount				Value
		Securities Lending Collateral(cc): 0.4%
$7,082		BNY Mellon Overnight Government Fund (1)		$7,082
818,750	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		655,000
		Total Securities Lending Collateral
		(Cost $825,832)		662,082
		Total Short-Term Investments
		(Cost $3,165,363)		3,001,612
		Total Investments in Securities
		(Cost $149,830,320)*	100.3%	$165,263,570
		Other Assets and Liabilities - Net	(0.3)	(524,009)
		Net Assets	100.0%	$164,739,561

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $153,138,229.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,320,051
		Gross Unrealized Depreciation		(10,194,710)
		Net Unrealized Appreciation		$12,125,341

PORTFOLIO OF INVESTMENTS
ING UBS U.S. Large Cap Equity Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$162,261,958	$—	$—	$162,261,958
Short-Term Investments	2,346,612	—	655,000	3,001,612
Total Investments, at value	$164,608,570	$—	$655,000	$165,263,570

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	655,000	—	—	—	—	—	—	—	655,000
Total Investments, at value	$655,000	$—	$—	$—	$—	$—	$—	$—	$655,000

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 98.1%
		Consumer Discretionary: 16.1%
748,657		Comcast Corp. – Class A	$13,535,715
58,923	@	DirecTV	2,452,964
91,432		Home Depot, Inc.	2,896,566
68,639		JC Penney Co., Inc.	1,865,608
132,391		Lowe’s Cos., Inc.	2,950,995
43,936		Macy’s, Inc.	1,014,482
283,110		News Corp. - Class B	4,263,637
20,740		Target Corp.	1,108,346
85,723	L	Time Warner Cable, Inc.	4,628,185
130,625		Time Warner, Inc.	4,003,656
296,629		Viacom - Class B	10,735,004
			49,455,158
		Consumer Staples: 10.1%
55,522		Avon Products, Inc.	1,782,811
59,505	L	Coca-Cola Co.	3,482,233
146,458		CVS Caremark Corp.	4,609,033
221,364		Kraft Foods, Inc.	6,831,293
15,078		PepsiCo, Inc.	1,001,782
39,245		Philip Morris International, Inc.	2,198,505
16,499		Procter & Gamble Co.	989,445
146,751		Unilever NV ADR	4,384,920
104,441		Wal-Mart Stores, Inc.	5,589,682
			30,869,704
		Energy: 9.7%
43,283		BP PLC ADR	1,781,961
79,411		Chevron Corp.	6,436,262
88,024		ConocoPhillips	5,055,218
181,580		Halliburton Co.	6,004,851
33,124	@	Noble Corp.	1,119,260
81,562		Royal Dutch Shell PLC ADR - Class A	4,918,189
45,449		Total S.A. ADR	2,345,168
132,593	@	Weatherford International Ltd.	2,267,340
			29,928,249
		Financials: 21.5%
32,199		Aflac, Inc.	1,665,010
466,538		Bank of America Corp.	6,116,313
234,647		Bank of New York Mellon Corp.	6,131,326
204,905		Chubb Corp.	11,677,536
1,051,554	@	Citigroup, Inc.	4,101,061
20,551		Goldman Sachs Group, Inc.	2,971,264
230,093		J.P. Morgan Chase & Co.	8,759,641
108,878		Metlife, Inc.	4,186,359
47,375		Morgan Stanley	1,169,215
73,707		PNC Financial Services Group, Inc.	3,826,130
31,427		State Street Corp.	1,183,541
52,006		Torchmark Corp.	2,763,599
125,027		Travelers Cos., Inc.	6,513,907
93,531		US Bancorp.	2,022,140
113,126		Wells Fargo & Co.	2,842,856
			65,929,898
		Health Care: 13.0%
50,486		Abbott Laboratories	2,637,389
254,510		Bristol-Myers Squibb Co.	6,899,766
117,541		Cardinal Health, Inc.	3,883,555
49,032		GlaxoSmithKline PLC ADR	1,937,745
162,630		Merck & Co., Inc.	5,986,410
508,423		Pfizer, Inc.	8,729,623
59,095		Roche Holding AG ADR	2,016,912
155,861		UnitedHealth Group, Inc.	5,472,280
39,551	@	WellPoint, Inc.	2,240,169
			39,803,849
		Industrials: 6.5%
48,091		Emerson Electric Co.	2,532,472
260,036		General Electric Co.	4,225,585
82,632		Honeywell International, Inc.	3,630,850
97,038		Ingersoll-Rand PLC	3,465,227
92,264	L	Textron, Inc.	1,896,948
112,100		Tyco International Ltd.	4,117,433
			19,868,515
		Information Technology: 10.7%
43,137		Accenture PLC	1,832,891
131,715	@	Cisco Systems, Inc.	2,884,559
258,625	@, L	Dell, Inc.	3,351,780
379,017	@	eBay, Inc.	9,248,015
82,890		Hewlett-Packard Co.	3,487,182
198,659		Intel Corp.	3,820,213

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
42,772	L	KLA-Tencor Corp.	$1,506,858
35,875		Microsoft Corp.	878,579
53,231		Western Union Co.	940,592
344,589	@, L	Yahoo!, Inc.	4,882,826
			32,833,495
		Materials: 4.6%
343,284	L	Alcoa, Inc.	4,157,169
47,563	L	EI Du Pont de Nemours & Co.	2,122,261
365,587		International Paper Co.	7,951,517
			14,230,947
		Telecommunication Services: 4.2%
154,134		AT&T, Inc.	4,408,232
174,198		Verizon Communications, Inc.	5,677,113
118,464		Vodafone Group PLC ADR	2,939,092
			13,024,437
		Utilities: 1.7%
41,120	L	American Electric Power Co., Inc.	1,489,778
62,429		FirstEnergy Corp.	2,406,014
25,357		Sempra Energy	1,364,207
			5,259,999
		Total Common Stock
		(Cost $262,403,067)	301,204,251

SHORT-TERM INVESTMENTS: 2.2%
		Affiliated Mutual Fund: 1.9%
5,984,171		ING Institutional Prime Money Market Fund - Class I	5,984,171
		Total Mutual Fund
		(Cost $5,984,171)	5,984,171

Principal Amount				Value
		Securities Lending Collateral(cc): 0.3%
$966,595	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		$773,276
		Total Securities Lending Collateral
		(Cost $966,595)		773,276
		Total Short-Term Investments
		(Cost $6,950,766)		6,757,447
		Total Investments in Securities
		(Cost $269,353,833)*	100.3%	$307,961,698
		Other Assets and Liabilities - Net	(0.3)	(1,054,016)
		Net Assets	100.0%	$306,907,682

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $306,530,272.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$44,784,369
		Gross Unrealized Depreciation		(43,352,943)
		Net Unrealized Appreciation		$1,431,426

PORTFOLIO OF INVESTMENTS
ING Van Kampen Comstock Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$301,204,251	$—	$—	$301,204,251
Short-Term Investments	5,984,171	—	773,276	6,757,447
Total Investments, at value	$307,188,422	$—	$773,276	$307,961,698

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	773,276	—	—	—	—	—	—	—	773,276
Total Investments, at value	$773,276	$—	$—	$—	$—	$—	$—	$—	$773,276

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 62.3%
		Consumer Discretionary: 7.3%
457,729		Comcast Corp. – Class A	$8,275,740
276,715	@	Ford Motor Co.	3,386,992
97,549		Gap, Inc.	1,818,313
227,521		Home Depot, Inc.	7,207,865
183,150		Sony Corp. ADR	5,662,998
115,940		Time Warner Cable, Inc.	6,259,601
312,229		Time Warner, Inc.	9,569,819
442,388		Viacom - Class B	16,010,022
			58,191,350
		Consumer Staples: 7.0%
183,129		Avon Products, Inc.	5,880,272
75,211		Coca-Cola Co.	4,401,348
128,868		Coca-Cola Enterprises, Inc.	3,994,908
378,443		Kraft Foods, Inc.	11,678,751
175,009		Sysco Corp.	4,991,257
239,928		Unilever NV ADR	7,169,049
225,091		Walgreen Co.	7,540,549
192,454		Wal-Mart Stores, Inc.	10,300,138
			55,956,272
		Energy: 8.3%
169,299		Anadarko Petroleum Corp.	9,658,508
42,360	@	Cameron International Corp.	1,819,786
108,643		ConocoPhillips	6,239,367
77,092		Devon Energy Corp.	4,990,936
81,890		ExxonMobil Corp.	5,059,983
126,793		Hess Corp.	7,496,002
37,585		Noble Energy, Inc.	2,822,258
149,326		Occidental Petroleum Corp.	11,692,226
170,060		Royal Dutch Shell PLC ADR - Class A	10,254,618
104,783		Schlumberger Ltd.	6,455,681
			66,489,365
		Financials: 12.8%
823,865		Bank of America Corp.	10,800,870
120,049		BB&T Corp.	2,890,780
483,026		Charles Schwab Corp.	6,714,061
99,885		Chubb Corp.	5,692,446
1,303,131	@	Citigroup, Inc.	5,082,211
219,619		Fifth Third Bancorp.	2,642,017
620,471		J.P. Morgan Chase & Co.	23,621,331
686,600		Marsh & McLennan Cos., Inc.	16,560,792
122,187		Morgan Stanley	3,015,575
169,855		PNC Financial Services Group, Inc.	8,817,173
149,036		Principal Financial Group, Inc.	3,863,013
127,309		State Street Corp.	4,794,457
139,531		US Bancorp.	3,016,660
174,272		Wells Fargo & Co.	4,379,455
			101,890,841
		Health Care: 7.4%
78,416		Abbott Laboratories	4,096,452
81,986		Bayer AG ADR	5,711,965
377,337		Bristol-Myers Squibb Co.	10,229,606
99,657		Cardinal Health, Inc.	3,292,667
154,522		Covidien PLC	6,210,239
157,058		Merck & Co., Inc.	5,781,305
464,941		Pfizer, Inc.	7,983,037
145,266		Roche Holding AG ADR	4,957,929
297,275		UnitedHealth Group, Inc.	10,437,325
			58,700,525
		Industrials: 6.6%
87,992		Avery Dennison Corp.	3,266,263
109,591		Cintas Corp.	3,019,232
82,559		Dover Corp.	4,310,405
31,644		FedEx Corp.	2,705,562
1,100,148		General Electric Co.	17,877,394
124,870		Ingersoll-Rand PLC	4,459,108
61,658		Manpower, Inc.	3,218,548
95,358		Robert Half International, Inc.	2,479,308
37,133		Siemens AG ADR	3,913,818
204,292		Tyco International Ltd.	7,503,645
			52,753,283
		Information Technology: 7.1%
182,698	@	Amdocs Ltd.	5,236,125
286,736	@	Cisco Systems, Inc.	6,279,518
427,213	@	Dell, Inc.	5,536,680
548,812	@	eBay, Inc.	13,391,013
204,038		Hewlett-Packard Co.	8,583,879

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Information Technology (continued)
284,678		Intel Corp.	$5,474,358
18,870	@	Lam Research Corp.	789,710
329,160		Western Union Co.	5,816,257
385,344	@	Yahoo!, Inc.	5,460,324
			56,567,864
		Materials: 1.1%
157,234		Dow Chemical Co.	4,317,646
63,913		PPG Industries, Inc.	4,652,866
			8,970,512
		Telecommunication Services: 1.8%
175,693		Verizon Communications, Inc.	5,725,835
355,236		Vodafone Group PLC ADR	8,813,405
			14,539,240
		Utilities: 2.9%
319,148		American Electric Power Co., Inc.	11,562,732
91,505		Edison International	3,146,857
53,140		Entergy Corp.	4,066,804
113,999		FirstEnergy Corp.	4,393,521
			23,169,914
		Total Common Stock
		(Cost $461,291,029)	497,229,166
PREFERRED STOCK: 1.9%
		Consumer Staples: 0.3%
47,700		Archer-Daniels-Midland Co.	1,971,918
			1,971,918
		Energy: 0.5%
107,000	P	El Paso Energy Capital Trust I	4,092,750
			4,092,750
		Financials: 0.5%
35,144		Keycorp	3,769,194
			3,769,194
		Health Care: 0.4%
2,600		Healthsouth Corp.	2,272,400
30,451	P	Omnicare, Inc.	1,126,382
			3,398,782
		Industrials: 0.2%
42,925		Avery Dennison Corp.	1,609,688
			1,609,688
		Total Preferred Stock
		(Cost $15,161,005)	14,842,332

Principal Amount			Value
CORPORATE BONDS/NOTES: 24.1%
		Consumer Discretionary: 4.5%
$580,000		Advance Auto Parts, Inc., 5.750%, due 05/01/20	$626,722
395,000		Autozone, Inc., 6.500%, due 01/15/14	447,308
2,235,000		BorgWarner, Inc., 3.500%, due 04/15/12	3,732,450
125,000		Comcast Corp., 5.150%, due 03/01/20	136,869
550,000		Comcast Corp., 5.700%, due 05/15/18	630,530
60,000	#	Cox Communications, Inc., 8.375%, due 03/01/39	80,805
325,000		Daimler Finance NA, LLC, 7.750%, due 01/18/11	331,411
455,000		DirecTV Holdings, LLC, 7.625%, due 05/15/16	507,910
4,212,000		Ford Motor Co., 4.250%, due 11/15/16	6,307,470
2,085,000	#	Gaylord Entertainment Co., 3.750%, due 10/01/14	2,731,350
290,000		Home Depot, Inc., 5.875%, due 12/16/36	310,227
3,949,000		International Game Technology, 3.250%, due 05/01/14	4,314,283
2,333,000		Interpublic Group of Cos., Inc., 4.250%, due 03/15/23	2,537,138
1,065,000		Interpublic Group of Cos., Inc., 4.750%, due 03/15/23	1,210,106
260,000		Kohl’s Corp., 6.875%, due 12/15/37	323,653
3,965,100		Liberty Media Corp., 3.125%, due 03/30/23	4,386,392
3,048,000	#	MGM Resorts International, 4.250%, due 04/15/15	2,823,210
1,166,000		Navistar International Corp., 3.000%, due 10/15/14	1,316,123
200,000	#	NBC Universal, Inc., 2.100%, due 04/01/14	201,097
210,000	#	NBC Universal, Inc., 5.950%, due 04/01/41	216,778
936,000		Sinclair Broadcast Group, Inc., 6.000%, due 09/15/12	924,300
135,000		Time Warner Cable, Inc., 6.750%, due 06/15/39	156,318
245,000		Time Warner Cable, Inc., 8.750%, due 02/14/19	324,055
160,000		Time Warner, Inc., 5.875%, due 11/15/16	186,554
140,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	150,448
50,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	62,619
200,000		WPP Finance UK, 8.000%, due 09/15/14	238,726
220,000		Yum! Brands, Inc., 5.300%, due 09/15/19	245,793
115,000		Yum! Brands, Inc., 6.250%, due 03/15/18	137,404
			35,598,049
		Consumer Staples: 0.6%
200,000		Anheuser-Busch InBev Worldwide, Inc., 2.500%, due 03/26/13	205,318
300,000	#	Anheuser-Busch InBev Worldwide, Inc., 7.200%, due 01/15/14	349,841
155,000		ConAgra Foods, Inc., 7.000%, due 10/01/28	187,447
190,000		ConAgra Foods, Inc., 8.250%, due 09/15/30	257,192
240,000		Corn Products International, Inc., 6.625%, due 04/15/37	263,007

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Consumer Staples (continued)
$68,625	#	CVS Lease Pass-through, 8.353%, due 07/10/31	$85,283
399,435		CVS Pass-Through Trust, 6.036%, due 12/10/28	423,860
235,000		Delhaize Group, 5.875%, due 02/01/14	265,440
415,000	#	FBG Finance Ltd., 5.125%, due 06/15/15	458,460
295,000	#	Grupo Bimbo S.A.B de CV, 4.875%, due 06/30/20	309,428
170,000		Kraft Foods, Inc., 5.375%, due 02/10/20	190,252
100,000		Kraft Foods, Inc., 6.875%, due 02/01/38	121,675
355,000		Kraft Foods, Inc., 6.875%, due 01/26/39	433,752
170,000		Kraft Foods, Inc., 7.000%, due 08/11/37	209,288
285,000		Philip Morris International, Inc., 5.650%, due 05/16/18	334,207
775,000		Safeway, Inc., 3.950%, due 08/15/20	780,949
			4,875,399
		Energy: 0.8%
145,000		Enterprise Products Operating L.P., 5.250%, due 01/31/20	157,273
300,000		Enterprise Products Operating L.P., 6.500%, due 01/31/19	350,184
1,555,000		Helix Energy Solutions Group, Inc., 3.250%, due 12/15/25	1,440,319
250,000		Hess Corp., 6.000%, due 01/15/40	275,657
3,295,000		Massey Energy Co., 3.250%, due 08/01/15	2,940,788
370,000	#	Petroleos Mexicanos, 5.500%, due 01/21/21	395,900
165,000		Spectra Energy Capital, LLC, 7.500%, due 09/15/38	202,118
215,000		Texas Eastern Transmission LP, 7.000%, due 07/15/32	273,488
			6,035,727
		Financials: 6.5%
290,000	#	Abbey National Treasury Services PLC/London, 3.875%, due 11/10/14	297,095
300,000		Aegon NV, 4.625%, due 12/01/15	319,164
2,419,000		Affiliated Managers Group, Inc., 3.950%, due 08/15/38	2,461,333
330,000		Aflac, Inc., 6.450%, due 08/15/40	344,755
635,000	#	AIG SunAmerica Global Financing VI, 6.300%, due 05/10/11	650,875
700,000		Ally Financial, Inc., 2.200%, due 12/19/12	724,006
665,000		American Express Co., 8.125%, due 05/20/19	860,189
285,000		AON Corp., 3.500%, due 09/30/15	290,683
950,000		Bank of America Corp., 5.650%, due 05/01/18	1,008,083
400,000		Bank of America Corp., 5.750%, due 12/01/17	428,291
525,000		Barclays Bank PLC, 6.750%, due 05/22/19	624,943
260,000		Bear Stearns Cos., Inc., 7.250%, due 02/01/18	317,180
250,000		Boston Properties, Inc., 5.875%, due 10/15/19	279,822
430,000	#	BPCE S.A., 2.375%, due 10/04/13	430,690
240,000		Brookfield Asset Management, Inc., 7.125%, due 06/15/12	258,129
540,000		Capital One Bank USA NA, 8.800%, due 07/15/19	691,270
515,000		Charles Schwab Corp., 4.450%, due 07/22/20	539,352
1,500,000		Citibank NA, 1.750%, due 12/28/12	1,537,509
4,200,000		Citigroup Funding, Inc., 2.250%, due 12/10/12	4,346,878
575,000		Citigroup, Inc., 6.125%, due 11/21/17	629,014
545,000		Citigroup, Inc., 6.125%, due 05/15/18	595,513
345,000		Citigroup, Inc., 8.500%, due 05/22/19	427,220
325,000		CNA Financial Corp., 5.875%, due 08/15/20	332,010
385,000	#	Commonwealth Bank of Australia, 5.000%, due 10/15/19	418,123
130,000		Credit Suisse AG, 5.400%, due 01/14/20	138,933
95,000		Credit Suisse New York, 6.000%, due 02/15/18	105,072
440,000		Credit Suisse/New York NY, 4.375%, due 08/05/20	450,250
185,000		Credit Suisse/New York NY, 5.300%, due 08/13/19	205,314
340,000	#	Digital Realty Trust L.P., 4.500%, due 07/15/15	351,401
225,000	#	ERAC USA Finance LLC, 2.750%, due 07/01/13	230,012
4,950,000		General Electric Capital Corp., 2.625%, due 12/28/12	5,163,949
770,000		General Electric Capital Corp., 5.625%, due 05/01/18	856,014
160,000		General Electric Capital Corp., 5.875%, due 01/14/38	163,054
4,011,000	#	Goldman Sachs Group, Inc., 1.000%, due 03/15/17	3,931,606
1,010,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,122,002
345,000		Goldman Sachs Group, Inc., 6.750%, due 10/01/37	359,735
465,000	#	HBOS PLC, 6.750%, due 05/21/18	467,919
450,000	#	HSBC Bank PLC, 4.125%, due 08/12/20	458,259
150,000		HSBC Finance Corp., 6.375%, due 10/15/11	158,006
645,000		HSBC Finance Corp., 6.750%, due 05/15/11	667,845
170,000	#	Iberdrola Finance Ireland Ltd., 3.800%, due 09/11/14	174,804
340,000		J.P. Morgan Chase & Co., 4.400%, due 07/22/20	348,887
775,000		J.P. Morgan Chase & Co., 6.000%, due 01/15/18	886,361
1,062,000		Janus Capital Group, Inc., 3.250%, due 07/15/14	1,215,990
1,793,800		Jefferies Group, Inc., 3.875%, due 11/01/29	1,813,980
595,000		Jefferies Group, Inc., 6.875%, due 04/15/21	625,264
220,000		Korea Development Bank, 4.375%, due 08/10/15	233,627
165,000	#	Lloyds TSB Bank PLC, 5.800%, due 01/13/20	173,161
430,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	483,050
150,000		MetLife, Inc., 2.375%, due 02/06/14	151,709
455,000		MetLife, Inc., 4.750%, due 02/08/21	483,702
145,000		MetLife, Inc., 5.875%, due 02/06/41	158,300
625,000		MGIC Investment Corp., 5.000%, due 05/01/17	685,156
675,000		Morgan Stanley, 4.000%, due 07/24/15	688,667
2,067,000		NASDAQ OMX Group, Inc., 2.500%, due 08/15/13	2,048,914
285,000		NASDAQ OMX Group, Inc., 5.550%, due 01/15/20	303,422
205,000	#	National Australia Bank Ltd., 3.750%, due 03/02/15	216,667
570,000	#	Nationwide Building Society, 6.250%, due 02/25/20	628,584
250,000		Nationwide Financial Services, 6.250%, due 11/15/11	259,629
290,000	#	Nordea Bank AB, 4.875%, due 01/27/20	315,142

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Financials (continued)
$225,000	#	Pacific LifeCorp, 6.000%, due 02/10/20	$243,041
205,000		Platinum Underwriters Finance, Inc., 7.500%, due 06/01/17	226,741
360,000		PNC Funding Corp., 5.125%, due 02/08/20	390,457
225,000		PNC Funding Corp., 6.700%, due 06/10/19	266,537
320,000		Prudential Financial, Inc., 4.750%, due 09/17/15	346,453
85,000		Prudential Financial, Inc., 7.375%, due 06/15/19	103,715
590,000	#	Rabobank Nederland NV, 4.750%, due 01/15/20	646,889
210,000		Reinsurance Group of America, Inc., 6.450%, due 11/15/19	233,168
495,000		Royal Bank of Scotland PLC, 4.875%, due 03/16/15	521,295
200,000	#	Santander US Debt S.A. Unipersonal, 3.724%, due 01/20/15	203,104
100,000	#	Standard Chartered Bank, 6.400%, due 09/26/17	111,950
315,000	#	Standard Chartered PLC, 3.850%, due 04/27/15	328,901
180,000		SVB Financial Group, 5.375%, due 09/15/20	183,188
305,000		UBS AG, 5.875%, due 12/20/17	345,617
500,000		US Bank NA/Cincinnati OH, 3.778%, due 04/29/20	521,430
300,000	#	WEA Finance, LLC / WT Finance Aust Pty Ltd., 6.750%, due 09/02/19	356,055
935,000		Wells Fargo & Co., 5.625%, due 12/11/17	1,066,550
440,000		Westpac Banking Corp., 2.100%, due 08/02/13	446,868
			52,078,473
		Health Care: 5.2%
610,000		Aetna, Inc., 3.950%, due 09/01/20	610,575
7,260,000		Amgen, Inc., 0.375%, due 02/01/13	7,232,775
2,229,000		Amylin Pharmaceuticals, Inc., 3.000%, due 06/15/14	2,039,535
455,000		Boston Scientific Corp., 5.450%, due 06/15/14	483,371
3,358,000		Cephalon, Inc., 2.500%, due 05/01/14	3,794,540
1,835,000		Endo Pharmaceuticals Holdings, Inc., 1.750%, due 04/15/15	2,337,331
930,000		Express Scripts, Inc., 5.250%, due 06/15/12	993,230
5,261,000	#	Gilead Sciences, Inc., 1.625%, due 05/01/16	5,392,525
80,000		GlaxoSmithKline Capital, Inc., 6.375%, due 05/15/38	99,804
2,215,000		King Pharmaceuticals, Inc., 1.250%, due 04/01/26	2,082,100
2,550,000		Life Technologies Corp., 1.500%, due 02/15/24	2,891,063
3,470,000		LifePoint Hospitals, Inc., 3.500%, due 05/15/14	3,470,000
210,000		Medco Health Solutions, Inc., 2.750%, due 09/15/15	213,553
3,968,000		Mylan, Inc., 1.250%, due 03/15/12	4,131,680
3,841,000		Omnicare, Inc., 3.250%, due 12/15/35	3,322,465
885,000		Pfizer, Inc., 6.200%, due 03/15/19	1,091,514
375,000		WellPoint, Inc., 4.350%, due 08/15/20	389,466
1,282,000		Wright Medical Group, Inc., 2.625%, due 12/01/14	1,145,788
			41,721,315
		Industrials: 0.3%
105,000		CSX Corp., 6.150%, due 05/01/37	119,854
260,000		Delta Air Lines, Inc., 6.200%, due 07/02/18	270,400
285,000		General Electric Co., 5.250%, due 12/06/17	321,253
120,000	#	Holcim US Finance Sarl & Cie SCS, 6.000%, due 12/30/19	131,175
616,000		Textron, Inc., 4.500%, due 05/01/13	1,053,360
170,000		Union Pacific Corp., 6.125%, due 02/15/20	204,673
380,000		Waste Management, Inc., 5.000%, due 03/15/14	418,330
			2,519,045
		Information Technology: 4.2%
4,825,000		Alcatel-Lucent USA, Inc., 2.875%, due 06/15/25	4,396,781
1,100,000		Cadence Design Systems, Inc., 1.500%, due 12/15/13	996,875
1,209,000	#	Cadence Design Systems, Inc., 2.625%, due 06/01/15	1,437,199
1,634,000		Ciena Corp., 0.250%, due 05/01/13	1,466,515
45,000		Corning, Inc., 6.625%, due 05/15/19	54,573
75,000		Corning, Inc., 7.250%, due 08/15/36	90,446
475,000	#	Expedia, Inc., 5.950%, due 08/15/20	482,719
247,000		International Business Machines Corp., 5.600%, due 11/30/39	285,323
2,000,000	#	JDS Uniphase Corp., 1.000%, due 05/15/26	1,875,000
1,927,000	#	Linear Technology Corp., 3.000%, due 05/01/27	1,965,540
716,000		Linear Technology Corp., 3.000%, due 05/01/27	730,320
4,526,000		Micron Technology, Inc., 1.875%, due 06/01/14	4,045,113
6,649,000		SanDisk Corp., 1.000%, due 05/15/13	6,133,703
2,174,000		SBA Communications Corp., 1.875%, due 05/01/13	2,451,185
3,846,000		Symantec Corp., 1.000%, due 06/15/13	4,158,488
60,000		Xerox Corp., 5.625%, due 12/15/19	67,279
165,000		Xerox Corp., 6.350%, due 05/15/18	191,723
2,208,000	#	Xilinx, Inc., 3.125%, due 03/15/37	2,161,080
764,000		Xilinx, Inc., 3.125%, due 03/15/37	747,765
			33,737,627
		Materials: 1.1%
2,084,000		Allegheny Technologies, Inc., 4.250%, due 06/01/14	2,839,450
300,000	#	Anglo American Capital PLC, 9.375%, due 04/08/19	405,178
570,000		ArcelorMittal, 3.750%, due 08/05/15	576,721
460,000		ArcelorMittal, 9.850%, due 06/01/19	592,156
2,150,000	#	Cemex S.A. de CV ADR, 4.875%, due 03/15/15	2,076,363
360,000		Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	402,359
735,000		Gold Fields, 4.875%, due 10/07/20	729,833
50,000		Potash Corp. of Saskatchewan, 5.875%, due 12/01/36	52,132
335,000		Rio Tinto Finance USA Ltd., 9.000%, due 05/01/19	468,241
75,000		Southern Copper Corp., 5.375%, due 04/16/20	79,776
105,000		Southern Copper Corp., 6.750%, due 04/16/40	115,165
220,000		Vale Overseas Ltd., 5.625%, due 09/15/19	243,632
250,000		Vale Overseas Ltd., 6.875%, due 11/10/39	287,740
			8,868,746

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount			Value
		Telecommunication Services: 0.4%
$4,000		AT&T Corp., 8.000%, due 11/15/31	$5,366
101,000	#	AT&T, Inc., 5.350%, due 09/01/40	101,854
270,000		AT&T, Inc., 6.150%, due 09/15/34	296,518
510,000		AT&T, Inc., 6.300%, due 01/15/38	578,018
165,000		Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	231,674
435,000		Telecom Italia Capital S.A., 6.999%, due 06/04/18	500,451
205,000		Telecom Italia Capital S.A., 7.175%, due 06/18/19	241,008
360,000		Telefonica Europe BV, 8.250%, due 09/15/30	475,656
315,000		Verizon Communications, Inc., 6.350%, due 04/01/19	385,050
280,000		Verizon Communications, Inc., 8.950%, due 03/01/39	411,890
			3,227,485
		Utilities: 0.5%
80,407		CenterPoint Energy, Inc., 0.290%, due 09/15/29	2,442,765
150,000	#	EDF S.A., 4.600%, due 01/27/20	163,731
425,000	#	Enel Finance International S.A., 5.125%, due 10/07/19	451,539
300,000		FirstEnergy Solutions Corp., 6.050%, due 08/15/21	321,141
115,000		Nisource Finance Corp., 6.800%, due 01/15/19	136,629
415,000		Progress Energy, Inc., 7.050%, due 03/15/19	515,302
			4,031,107
		Total Corporate Bonds/Notes
		(Cost $176,940,447)	192,692,973
U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.9%
		Federal Home Loan Mortgage Corporation##: 0.4%
550,000		3.000%, due 07/28/14	588,777
2,400,000		4.875%, due 06/13/18	2,824,248
			3,413,025
		Federal National Mortgage Association##: 0.5%
2,130,000		4.375%, due 10/15/15	2,418,540
915,000		6.625%, due 11/15/30	1,262,747
			3,681,287
		Total U.S. Government Agency Obligations
		(Cost $6,506,846)	7,094,312
U.S. TREASURY OBLIGATIONS: 7.0%
		U.S. Treasury Notes: 7.0%
4,500,000		0.750%, due 11/30/11	4,523,382
19,000,000		1.000%, due 04/30/12	19,194,484
2,310,000		1.750%, due 08/15/12-03/31/14	2,371,335
1,500,000		1.875%, due 04/30/14	1,555,665
880,000		2.125%, due 11/30/14	919,875
2,940,000		2.250%, due 01/31/15	3,085,621
2,630,000		2.375%, due 10/31/14	2,776,294
1,001,000		2.500%, due 03/31/15	1,061,608
2,900,000		2.625%, due 06/30/14-07/31/14	3,087,704
10,000,000		2.750%, due 10/31/13	10,635,940
2,670,000		3.500%, due 02/15/39	2,583,642
5,000		4.125%, due 08/31/12	5,356
1,300,000		4.375%, due 11/15/39	1,458,640
1,800,000		4.625%, due 02/15/40	2,103,469
230,000		6.875%, due 08/15/25	334,183
		Total U.S. Treasury Obligations
		(Cost $53,422,290)	55,697,198
ASSET-BACKED SECURITIES: 0.0%
		Automobile Asset-Backed Securities: 0.0%
201,579	#	ARI Fleet Lease Trust, 1.707%, due 08/15/18	201,631
		Total Asset-Backed Securities
		(Cost $201,579)	201,631
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.1%
350,000	#	GE Dealer Floorplan Master Note Trust, 1.807%, due 10/20/14	355,975
		Total Collateralized Mortgage Obligations
		(Cost $350,000)	355,975
MUNICIPAL BONDS: 0.2%
		California: 0.0%
150,000		State of California, 5.950%, due 04/01/16	165,488
			165,488
		Georgia: 0.1%
175,000		Municipal Electric Authority of Georgia, 6.637%, due 04/01/57	187,796
325,000		Municipal Electric Authority of Georgia, 6.655%, due 04/01/57	344,731
			532,527
		Illinois: 0.1%
260,000		Chicago Transit Authority, 6.200%, due 12/01/40	263,247

PORTFOLIO OF INVESTMENTS
ING Van Kampen Equity and Income Portfolio	as of September 30, 2010 (Unaudited) (continued)

Principal Amount		Value
	Illinois (continued)
$100,000	City of Chicago, 6.395%, due 01/01/40	$106,332
190,000	Illinois State Toll Highway Authority, 6.184%, due 01/01/34	202,766
		572,345
	New York: 0.0%
240,000	City of New York NY, 5.968%, due 03/01/36	258,235
		258,235
	Texas: 0.0%
230,000	Texas State Transportation Commission, 5.028%, due 04/01/26	250,810
		250,810
	Total Municipal Bonds
	(Cost $1,674,693)	1,779,405
OTHER BONDS: 0.2%
	Foreign Government Bonds: 0.2%
960,000	Brazil Government International Bond, 6.000%, due 01/17/17	1,123,200
395,000	Republic of Italy, 6.875%, due 09/27/23	480,259
100,000	Republic of Peru, 7.125%, due 03/30/19	125,750
	Total Other Bonds
	(Cost $1,516,275)	1,729,209
	Total Long-Term Investments
	(Cost $717,064,164)	771,622,201

Shares				Value
SHORT-TERM INVESTMENTS: 3.0%
		Affiliated Mutual Fund: 3.0%
24,234,843		ING Institutional Prime Money Market Fund - Class I		$24,234,843
		Total Short-Term Investments
		(Cost $24,234,843)		24,234,843
		Total Investments in Securities
		(Cost $741,299,007)*	99.7%	$795,857,044
		Other Assets and Liabilities - Net	0.3	2,467,609
		Net Assets	100.0%	$798,324,653

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	P	Preferred Stock may be called prior to convertible date.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	*	Cost for federal income tax purposes is $742,881,231.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$69,430,068
		Gross Unrealized Depreciation		(16,454,255)
		Net Unrealized Appreciation		$52,975,813

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Partners, Inc
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 26, 2010
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 26, 2010